Not FDIC Insured May Lose Value No Bank Guarantee
FTFT-Q1PH

Schedules of Investments
(unaudited)
Franklin Alabama Tax-Free Income Fund 2
Franklin Arizona Tax-Free Income Fund 6
Franklin Colorado Tax-Free Income Fund 12
Franklin Connecticut Tax-Free Income Fund 18
Franklin Federal Intermediate-Term Tax-Free Income
Fund 21
Franklin Federal Limited-Term Tax-Free Income Fund 41
Franklin Georgia Tax-Free Income Fund 54
Franklin High Yield Tax-Free Income Fund 59
Franklin Louisiana Tax-Free Income Fund 115
Franklin Maryland Tax-Free Income Fund 120
Franklin Massachusetts Tax-Free Income Fund 124
Franklin Michigan Tax-Free Income Fund 128
Franklin Minnesota Tax-Free Income Fund 135
Franklin Missouri Tax-Free Income Fund 141
Franklin New Jersey Tax-Free Income Fund 147
Franklin North Carolina Tax-Free Income Fund 154
Franklin Ohio Tax-Free Income Fund 161
Franklin Oregon Tax-Free Income Fund 169
Franklin Pennsylvania Tax-Free Income Fund 176
Franklin Virginia Tax-Free Income Fund 183
Notes to Schedules of Investments 189

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2024
Franklin Alabama Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.2%
Software 0.2%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 500,000 $ 484,969
Total Corporate Bonds (Cost $ 500,000 ) ........................................
484,969
Municipal Bonds 98.5%
Alabama 90.2%
Alabama Community College System , Bishop State Community College , Revenue ,
2019 , BAM Insured , 4% , 1/01/49 ...................................... 2,000,000 1,828,030
Alabama Housing Finance Authority , Revenue , 2024 A , GNMA Insured , 4.7% , 10/01/54
1,000,000 996,637
Alabama Special Care Facilities Financing Authority-Birmingham , Ascension Health
Credit Group , Revenue , 2016 B , Refunding , 5% , 11/15/46 ................... 3,000,000 3,025,762
Alabama State University ,
Revenue , 2022 , Refunding , BAM Insured , 5% , 9/01/36 ...................... 1,500,000 1,611,164
Revenue , 2022 , Refunding , BAM Insured , 5% , 9/01/40 ...................... 1,500,000 1,575,890
Alabaster Board of Education ,
Special Tax , 2022 , BAM Insured , 5% , 9/01/47 ............................. 1,500,000 1,566,291
Special Tax , 2022 , BAM Insured , 5% , 9/01/52 ............................. 1,500,000 1,550,466
Alexander City Board of Education , Special Tax , 2022 , BAM Insured , 4% , 2/01/52 ...
3,000,000 2,724,370
Auburn University , Revenue , 2015 A , Refunding , 5% , 6/01/33 ..................
2,500,000 2,526,143
Bessemer Governmental Utility Services Corp. , Water , Revenue , 2017 , Refunding ,
BAM Insured , 5% , 6/01/39 ........................................... 6,000,000 6,122,449
Birmingham Airport Authority ,
Revenue , 2020 , Refunding , BAM Insured , 4% , 7/01/38 ...................... 400,000 399,429
Revenue , 2020 , Refunding , BAM Insured , 4% , 7/01/39 ...................... 2,540,000 2,518,942
Revenue , 2020 , Refunding , BAM Insured , 4% , 7/01/40 ...................... 705,000 692,257
Birmingham-Jefferson Civic Center Authority , Special Tax , 2018 A , 5% , 7/01/33 .....
1,605,000 1,674,822
b
Black Belt Energy Gas District ,
Revenue , 2022 A , Mandatory Put , 4% , 12/01/29 ........................... 1,000,000 980,380
Revenue , 2023 B-2 , Mandatory Put , 5.25% , 12/01/30 ....................... 3,000,000 3,211,890
Revenue , 2024 A , Mandatory Put , 5.25% , 9/01/32 ......................... 2,000,000 2,147,159
Calhoun County Board of Education , Special Tax , 2016 , Pre-Refunded , BAM Insured ,
5% , 2/01/46 ...................................................... 3,000,000 3,073,875
City of Bessemer , Water , Revenue , 2017 , Refunding , AGMC Insured , 5% , 1/01/47 ...
2,590,000 2,605,110
City of Birmingham , GO , 2021 A , 4% , 6/01/50 ..............................
1,000,000 922,433
City of Boaz ,
Water & Sewer , Revenue , 2021 , AGMC Insured , 4% , 9/01/46 ................. 1,000,000 915,907
Water & Sewer , Revenue , 2021 , AGMC Insured , 4% , 9/01/50 ................. 1,500,000 1,371,043
City of Decatur , Water & Sewer , Revenue , 2021 A , 4% , 8/15/50 .................
2,000,000 1,844,276
City of Huntsville , GO , 2018 B , 5% , 5/01/38 ................................
4,775,000 4,973,533
City of Lincoln , GO , 2020 , BAM Insured , 4% , 6/01/50 ........................
2,500,000 2,484,006
City of Trussville , GO , 2018 A , 4% , 8/01/41 ................................
3,000,000 2,923,822
City of Tuscaloosa , GO , 2020 A , 4% , 10/01/50 ..............................
4,580,000 4,357,539
b
Columbia Industrial Development Board , Alabama Power Co. , Revenue , 2014 D ,
Refunding , Mandatory Put , 3.81% , 6/01/28 ............................... 2,000,000 1,949,879
County of Jefferson , Sewer , Revenue , 2024 , Refunding , 5.25% , 10/01/49 .........
4,500,000 4,784,236
c
County of Mobile , Revenue , 144A, 2020 , 4% , 11/01/45 ....................... 2,300,000 2,055,426
DCH Healthcare Authority ,
Revenue , 2015 , Refunding , 5% , 6/01/36 ................................. 2,000,000 2,009,642
Revenue , 2021 A , 4% , 6/01/46 ........................................ 2,310,000 2,047,635
East Alabama Health Care Authority (The) , Revenue , 2018 A , 5% , 9/01/41 ........
3,000,000 3,055,012
b
Energy Southeast A Cooperative District ,
Revenue , 2023 A-1 , Mandatory Put , 5.5% , 1/01/31 ......................... 1,000,000 1,071,337
Revenue , 2024 B , Mandatory Put , 5.25% , 6/01/32 ......................... 2,000,000 2,125,169

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Alabama Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Alabama (continued)
Florence City Board of Education , Special Tax , 2022 , 4% , 3/01/46 ...............
$ 3,000,000 $ 2,812,296
Health Care Authority for Baptist Health (The) ,
Revenue , 2023 A , Refunding , 5% , 11/15/36 .............................. 1,000,000 1,050,415
Revenue , 2023 A , Refunding , 5% , 11/15/37 .............................. 875,000 914,119
Health Care Authority of the City of Huntsville (The) , Health Care Authority of City of
Huntsville (The) Obligated Group , Revenue , 2020 B , 4% , 6/01/45 .............. 4,500,000 4,201,792
Homewood Educational Building Authority ,
d
CHF - Horizons II LLC , Revenue , 2024 C , 5.5% , 10/01/54 ................... 1,000,000 1,040,530
Samford University , Revenue , 2019 A , Refunding , 4% , 12/01/49 ............... 2,500,000 2,149,811
Samford University , Revenue , 2021 A , 4% , 12/01/51 ....................... 1,470,000 1,248,144
Infirmary Health System Special Care Facilities Financing Authority of Mobile ,
Infirmary Health System Obligated Group , Revenue , 2016 A , 5% , 2/01/41 ....... 3,000,000 3,019,699
Infirmary Health System Obligated Group , Revenue , 2021 A , Refunding , 4% , 2/01/46 3,000,000 2,644,214
Jacksonville State University ,
Revenue , 2017 , Refunding , AGMC Insured , 5% , 12/01/36 ................... 5,000,000 5,261,412
Revenue , 2020 , Refunding , 4% , 12/01/50 ................................ 5,000,000 4,444,156
d
Jefferson County Board of Education , Special Tax , 2024 , 5% , 2/01/46 ............ 1,000,000 1,064,096
Limestone County Water & Sewer Authority , Revenue , 2015 B , Pre-Refunded , BAM
Insured , 5% , 12/01/43 .............................................. 5,920,000 5,933,968
Madison City Board of Education , Special Tax , 2019 , 4% , 2/01/44 ...............
3,000,000 2,814,764
Madison Water & Wastewater Board , Revenue , 2017 , Refunding , 5% , 12/01/41 .....
4,610,000 4,684,579
Mobile County Board of School Commissioners , Special Tax , 2022 B , BAM Insured ,
4.25% , 3/01/52 ................................................... 2,000,000 1,925,425
Opelika Utilities Board , Revenue , 2017 , Refunding , 4% , 6/01/41 ................
2,000,000 1,931,640
Oxford City Board of Education , Special Tax , 2020 A , Refunding , 4% , 5/01/50 ......
2,500,000 2,306,243
Prattville Waterworks Board , Revenue , 2023 , 5.125% , 8/01/53 .................
1,000,000 1,050,725
b
Southeast Alabama Gas Supply District (The) , Revenue , 2024 B , Refunding ,
Mandatory Put , 5% , 5/01/32 .......................................... 1,000,000 1,051,379
b
Southeast Energy Authority A Cooperative District ,
Revenue , 2021 A , Mandatory Put , 4% , 10/01/28 ........................... 5,000,000 4,949,292
Revenue , 2022 A-1 , Mandatory Put , 5.5% , 12/01/29 ........................ 2,000,000 2,120,402
Revenue , 2023 B , Mandatory Put , 5% , 6/01/30 ............................ 1,000,000 1,052,432
Special Care Facilities Financing Authority of the City of Pell City Alabama , Noland
Obligated Group , Revenue , 2021 A , Refunding , 4% , 12/01/39 ................. 4,000,000 3,659,618
Talladega County Board of Education , Special Tax , 2017 , Refunding , BAM Insured , 5% ,
11/01/39 ........................................................ 2,000,000 2,043,126
Troy Public Educational Building Authority , Troy City Board of Education , Revenue ,
2011 , AGMC Insured , 5.25% , 12/01/40 .................................. 295,000 295,201
Tuscaloosa City Board of Education , Revenue , 2016 , Pre-Refunded , 5% , 8/01/41 ...
4,000,000 4,126,179
UAB Medicine Finance Authority , UAB Medicine Obligated Group , Revenue , 2016 B ,
Refunding , 5% , 9/01/29 ............................................. 5,000,000 5,109,931
University of Alabama (The) , Revenue , 2018 B-2 , 5% , 9/01/48 ..................
5,000,000 5,174,266
University of Montevallo , Revenue , 2017 , Refunding , BAM Insured , 5% , 5/01/42 ....
2,500,000 2,592,886
University of South Alabama , Revenue , 2019 A , BAM Insured , 5% , 4/01/49 ........
2,000,000 2,042,739
Water Works Board of the City of Birmingham (The) , Revenue , 2016 B , Pre-Refunded ,
5% , 1/01/43 ...................................................... 5,000,000 5,211,614
169,649,054
California 0.3%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 700,000 628,529

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Alabama Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida 1.5%
c
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... $ 500,000 $ 343,950
c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , Zero Cpn., 3/01/29 ........................................ 1,725,000 1,346,499
c
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 1,150,000 1,013,725
2,704,174
Kentucky 0.6%
c
Louisville/Jefferson County Metropolitan Government , PSG Vesta Derby Oaks LLC ,
Revenue , 144A, 2022 A , Zero Cpn., 5/01/52 .............................. 1,500,000 1,120,099
New York 1.5%
Metropolitan Transportation Authority ,
Revenue , 2021 A-1 , 4% , 11/15/46 ..................................... 275,000 256,316
Revenue , 2021 A-2 , 4% , 11/15/42 ..................................... 2,700,000 2,614,186
2,870,502
South Carolina 1.4%
South Carolina Jobs-Economic Development Authority ,
c
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 500,000 424,080
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 500,000 424,081
c
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-1 , Zero Cpn., 6/01/37 1,485,000 1,141,628
c
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 750,000 613,706
2,603,495
Texas 0.3%
c
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 800,000 623,040
Washington 0.2%
c
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 500,000 424,120
Wisconsin 0.2%
c
Public Finance Authority , Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 .............. 500,000 404,054
U.S. Territories 2.3%
Guam 1.1%
Guam Government Waterworks Authority ,
Revenue , 2020 A , 5% , 1/01/50 ........................................ 1,000,000 1,018,308
Guam Waterworks Authority Water And Wastewater System , Revenue , 2024 A ,
Refunding , 5% , 7/01/45 ............................................ 1,000,000 1,056,661
2,074,969
Puerto Rico 1.2%
Puerto Rico Electric Power Authority ,
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 500,000 493,063
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/34 .................... 1,000,000 987,649

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Alabama Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 198 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
$ 750,000 $ 750,243
2,230,955
Total U.S. Territories .................................................................... 4,305,924
Total Municipal Bonds (Cost $ 196,109,981 ) .....................................
185,332,991
Total Long Term Investments (Cost $ 196,609,981 ) ...............................
185,817,960
a
a a a a
a
Total Investments (Cost $ 196,609,981 ) 98.7% ...................................
$185,817,960
Other Assets, less Liabilities 1.3% .............................................
2,393,620
Net Assets 100.0% ...........................................................
$188,211,580
a
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
b
The maturity date shown represents the mandatory put date.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2024, the aggregate value of these securities was $9,510,327, representing 5.1% of net assets.
d
Security purchased on a when-issued basis.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2024
Franklin Arizona Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.0%
Arizona 90.5%
Arizona Board of Regents ,
Revenue , 2015 B , Refunding , 5% , 7/01/41 ............................... $ 14,070,000 $ 14,221,659
Revenue , 2016 C , 5% , 7/01/46 ........................................ 10,000,000 10,147,425
Revenue , 2017 B , Refunding , 5% , 7/01/43 ............................... 4,005,000 4,116,821
Arizona State University , Revenue , 2023 B , 4% , 7/01/53 ..................... 5,000,000 4,669,967
Arizona Department of Transportation , State Highway Fund , Revenue , 2016 ,
Refunding , 5% , 7/01/36 ............................................. 8,680,000 8,914,030
Arizona Health Facilities Authority ,
HonorHealth Obligated Group , Revenue , 2014 A , Refunding , 5% , 12/01/39 ...... 2,820,000 2,835,900
HonorHealth Obligated Group , Revenue , 2014 A , Refunding , 5% , 12/01/42 ...... 3,000,000 3,016,914
Arizona Industrial Development Authority ,
Academies of Math & Science Obligated Group , Revenue , 2017 A , Refunding , 5% ,
7/01/42 ........................................................ 2,045,000 2,058,479
Academies of Math & Science Obligated Group , Revenue , 2017 A , Refunding , 5% ,
7/01/51 ........................................................ 1,080,000 1,075,532
Arizona Agribusiness and Equine Center, Inc. , Revenue , 2017 A , 5% , 3/01/48 .... 1,555,000 1,573,500
Ball Charter Schools Obligated Group , Revenue , 2022 , Refunding , 2.65% , 7/01/26 570,000 547,141
Ball Charter Schools Obligated Group , Revenue , 2022 , Refunding , 4% , 7/01/31 ... 550,000 537,619
Ball Charter Schools Obligated Group , Revenue , 2022 , Refunding , 4% , 7/01/41 ... 2,000,000 1,784,965
Ball Charter Schools Obligated Group , Revenue , 2022 , Refunding , 4% , 7/01/51 ... 2,340,000 1,914,555
BASIS Schools, Inc. Obligated Group , Revenue , 2017 F , Refunding , 5% , 7/01/47 .. 3,350,000 3,379,771
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/33 ....................................................... 1,000,000 1,059,637
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/36 ....................................................... 1,235,000 1,300,305
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/39 ....................................................... 1,000,000 1,042,342
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2020 A , 4% ,
11/01/45 ....................................................... 2,200,000 2,043,809
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2020 A , 4% ,
11/01/50 ....................................................... 7,055,000 6,331,745
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2021 A , 4% ,
11/01/51 ....................................................... 1,400,000 1,250,224
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2022 A , 4% ,
11/01/42 ....................................................... 1,650,000 1,570,095
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2022 A , 5% ,
11/01/47 ....................................................... 7,900,000 8,204,459
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2022 A , 4.25% ,
11/01/52 ....................................................... 3,500,000 3,246,072
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2023 A , 5.25% ,
11/01/53 ....................................................... 3,250,000 3,399,506
Great Lakes Senior Living Communities LLC , Revenue , 2019 A , 5% , 1/01/38 ..... 1,175,000 818,064
Great Lakes Senior Living Communities LLC , Revenue , 2019 A , 5% , 1/01/54 ..... 1,250,000 750,531
Great Lakes Senior Living Communities LLC , Revenue, Second Tier , 2019 B , 5% ,
1/01/36 ........................................................ 1,105,000 624,524
Great Lakes Senior Living Communities LLC , Revenue, Second Tier , 2019 B , 5% ,
1/01/49 ........................................................ 3,500,000 1,669,472
Great Lakes Senior Living Communities LLC , Revenue, Second Tier , 2019 B ,
5.125% , 1/01/54 ................................................. 2,000,000 930,694
GreatHearts Arizona Obligated Group , Revenue , 2021 B , 4% , 7/01/31 .......... 285,000 277,577
GreatHearts Arizona Obligated Group , Revenue , 2021 B , 4% , 7/01/41 .......... 405,000 363,190
GreatHearts Arizona Obligated Group , Revenue , 2021 B , 4% , 7/01/52 .......... 840,000 694,585
KIPP Nashville Obligated Group , Revenue , 2022 A , 5% , 7/01/47 .............. 1,400,000 1,411,977
KIPP Nashville Obligated Group , Revenue , 2022 A , 5% , 7/01/62 .............. 2,400,000 2,383,495
KIPP NYC Public Charter Schools , Revenue , 2021 A , 5% , 7/01/32 ............. 660,000 694,709
KIPP NYC Public Charter Schools , Revenue , 2021 A , 4% , 7/01/34 ............. 660,000 645,019
KIPP NYC Public Charter Schools , Revenue , 2021 A , 4% , 7/01/36 ............. 315,000 304,872

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Arizona Industrial Development Authority, (continued)
KIPP NYC Public Charter Schools , Revenue , 2021 A , 4% , 7/01/41 ............. $ 2,800,000 $ 2,609,310
KIPP NYC Public Charter Schools , Revenue , 2021 A , 4% , 7/01/51 ............. 8,000,000 6,928,815
KIPP NYC Public Charter Schools , Revenue , 2021 A , 4% , 7/01/61 ............. 15,580,000 12,984,101
KIPP NYC Public Charter Schools , Revenue , 2021 C , 3.25% , 7/01/31 .......... 1,550,000 1,355,132
Leman Academy of Excellence Obligated Group , Revenue , 2022 A , Refunding , 4.5% ,
7/01/54 ........................................................ 3,000,000 2,632,572
Phoenix Children's Hospital Obligated Group , Revenue , 2020 A , 4% , 2/01/50 ..... 2,540,000 2,367,826
Phoenix Children's Hospital Obligated Group , Revenue , 2021 A , Refunding , 3% ,
2/01/41 ........................................................ 885,000 710,014
Provident Group-NCCU Properties LLC , Revenue , 2019 A , BAM Insured , 5% ,
6/01/58 ........................................................ 6,250,000 6,368,622
Arizona State University , Revenue , 2019 A , 5% , 7/01/40 ......................
1,000,000 1,056,858
City of Bullhead , Excise Tax , Revenue , 2022 , 4% , 7/01/52 .....................
2,885,000 2,627,259
City of Glendale Municipal Property Corp. ,
Excise Tax , Revenue , 2012 C , Refunding , 5% , 7/01/38 ...................... 18,530,000 18,576,718
City of Goodyear , Water & Sewer , Revenue, Sub. Lien, Second Series , 2020 , AGMC
Insured , 4% , 7/01/45 ............................................... 3,500,000 3,368,100
City of Lake Havasu City , Wastewater System , Revenue , 2015 B , Refunding , AGMC
Insured , 5% , 7/01/40 ............................................... 15,000,000 15,048,468
City of Mesa ,
Utility System , Revenue , 2018 , 4% , 7/01/38 .............................. 1,425,000 1,432,691
Utility System , Revenue , 2018 , 4% , 7/01/39 .............................. 6,135,000 6,155,044
Utility System , Revenue , 2018 , 5% , 7/01/42 .............................. 2,200,000 2,291,074
Utility System , Revenue, Junior Lien , 2022 C , Refunding , 5% , 7/01/36 .......... 5,000,000 5,730,979
City of Phoenix Civic Improvement Corp. ,
Airport , Revenue , 2017 A , 5% , 7/01/42 .................................. 2,155,000 2,187,064
Airport , Revenue , 2017 A , 5% , 7/01/47 .................................. 12,935,000 13,049,951
Airport , Revenue, Junior Lien , 2017 D , Refunding , 4% , 7/01/40 ............... 16,570,000 16,366,230
Airport , Revenue, Junior Lien , 2019 A , 4% , 7/01/44 ........................ 4,000,000 3,854,290
Airport , Revenue, Junior Lien , 2019 A , 5% , 7/01/44 ........................ 8,500,000 8,917,975
Airport , Revenue, Senior Lien , 2018 , 5% , 7/01/48 .......................... 5,000,000 5,064,377
Excise Tax , Revenue , 2022 , 5% , 7/01/46 ................................ 8,300,000 8,939,983
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 5% , 7/01/34 .................................................. 2,500,000 2,645,445
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 5% , 7/01/37 .................................................. 1,500,000 1,576,737
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 5% , 7/01/38 .................................................. 4,420,000 4,628,930
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 5% , 7/01/39 .................................................. 4,090,000 4,270,546
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 4% , 7/01/45 .................................................. 7,500,000 6,909,939
Wastewater , Revenue, Junior Lien , 2018 A , 4% , 7/01/39 ..................... 5,000,000 5,031,336
Water System , Revenue, Junior Lien , 2016 , Refunding , 5% , 7/01/38 ............ 5,000,000 5,112,841
Water System , Revenue, Junior Lien , 2020 B , 5% , 7/01/44 ................... 7,500,000 7,969,418
County of Yuma , Pledged , Revenue , 2022 , BAM Insured , 4.25% , 7/15/42 .........
3,250,000 3,253,675
Gilbert Water Resource Municipal Property Corp. ,
Town of Gilbert Waterworks & Sewer System , Revenue, Senior Lien , 2022 , 4% ,
7/15/39 ........................................................ 10,000,000 10,119,532
Town of Gilbert Waterworks & Sewer System , Revenue, Senior Lien , 2022 , 4% ,
7/15/42 ........................................................ 4,700,000 4,637,737
Town of Gilbert Waterworks & Sewer System , Revenue, Senior Lien , 2022 , 4% ,
7/15/47 ........................................................ 9,030,000 8,676,113

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Glendale Industrial Development Authority ,
People of Faith, Inc. Obligated Group , Revenue , 2020 A , 4% , 5/15/31 ........... $ 400,000 $ 379,680
People of Faith, Inc. Obligated Group , Revenue , 2020 A , 5% , 5/15/41 ........... 1,000,000 950,590
People of Faith, Inc. Obligated Group , Revenue , 2020 A , 5% , 5/15/56 ........... 4,500,000 3,920,511
Industrial Development Authority of the City of Phoenix Arizona (The) ,
Downtown Phoenix Student Housing II LLC , Revenue , 2019 A , 5% , 7/01/44 ...... 2,000,000 1,989,429
Downtown Phoenix Student Housing II LLC , Revenue , 2019 A , 5% , 7/01/49 ...... 3,120,000 3,047,666
Downtown Phoenix Student Housing II LLC , Revenue , 2019 A , 5% , 7/01/54 ...... 2,665,000 2,580,084
Downtown Phoenix Student Housing II LLC , Revenue , 2019 A , 5% , 7/01/59 ...... 2,000,000 1,916,855
Downtown Phoenix Student Housing LLC , Revenue , 2018 A , Refunding , 5% , 7/01/25 1,015,000 1,017,902
Downtown Phoenix Student Housing LLC , Revenue , 2018 A , Refunding , 5% , 7/01/27 425,000 429,407
Downtown Phoenix Student Housing LLC , Revenue , 2018 A , Refunding , 5% , 7/01/30 700,000 710,729
Downtown Phoenix Student Housing LLC , Revenue , 2018 A , Refunding , 5% , 7/01/32 250,000 253,255
Downtown Phoenix Student Housing LLC , Revenue , 2018 A , Refunding , 5% , 7/01/33 600,000 607,107
Downtown Phoenix Student Housing LLC , Revenue , 2018 A , Refunding , 5% , 7/01/37 2,950,000 2,968,311
Downtown Phoenix Student Housing LLC , Revenue , 2018 A , Refunding , 5% , 7/01/42 11,550,000 11,576,606
GreatHearts Arizona Obligated Group , Revenue , 2016 A , Refunding , 5% , 7/01/36 . 4,065,000 4,088,782
GreatHearts Arizona Obligated Group , Revenue , 2016 A , Refunding , 5% , 7/01/41 . 1,225,000 1,227,510
GreatHearts Arizona Obligated Group , Revenue , 2016 A , Refunding , 5% , 7/01/46 . 1,335,000 1,332,265
Vista College Preparatory Obligated Group , Revenue , 2018 A , 5% , 7/01/48 ...... 1,000,000 1,014,359
Industrial Development Authority of the County of Pima (The) ,
a
La Posada at Park Centre, Inc. Obligated Group , Revenue , 144A, 2022 B-3 , 5.125% ,
11/15/29 ....................................................... 3,000,000 3,020,780
TMC HealthCare Obligated Group , Revenue , 2021 A , Refunding , 4% , 4/01/40 .... 1,040,000 998,409
TMC HealthCare Obligated Group , Revenue , 2021 A , Refunding , 4% , 4/01/41 .... 1,360,000 1,300,400
TMC HealthCare Obligated Group , Revenue , 2021 A , Refunding , 3% , 4/01/51 .... 12,000,000 8,719,297
Industrial Development Authority of the County of Yavapai (The) ,
Yavapai Community Hospital Association Obligated Group , Revenue , 2016 ,
Refunding , 5% , 8/01/34 ............................................ 4,250,000 4,324,779
Yavapai Community Hospital Association Obligated Group , Revenue , 2016 ,
Refunding , 5% , 8/01/36 ............................................ 1,310,000 1,334,867
Yavapai Community Hospital Association Obligated Group , Revenue , 2019 ,
Refunding , 4% , 8/01/38 ............................................ 1,510,000 1,446,951
Yavapai Community Hospital Association Obligated Group , Revenue , 2019 ,
Refunding , 4% , 8/01/43 ............................................ 3,000,000 2,799,675
La Paz County Industrial Development Authority ,
Harmony Public Schools , Revenue , 2018 A , 5% , 2/15/38 .................... 1,000,000 1,003,833
Harmony Public Schools , Revenue , 2018 A , 5% , 2/15/48 .................... 1,000,000 959,927
Harmony Public Schools , Revenue , 2021 A , 5% , 2/15/25 .................... 90,000 89,904
Harmony Public Schools , Revenue , 2021 A , 5% , 2/15/26 .................... 95,000 95,153
Harmony Public Schools , Revenue , 2021 A , 5% , 2/15/27 .................... 75,000 75,461
Harmony Public Schools , Revenue , 2021 A , 5% , 2/15/28 .................... 80,000 80,698
Harmony Public Schools , Revenue , 2021 A , 5% , 2/15/29 .................... 110,000 111,320
Harmony Public Schools , Revenue , 2021 A , 5% , 2/15/30 .................... 100,000 101,505
Harmony Public Schools , Revenue , 2021 A , 4% , 2/15/41 .................... 430,000 372,456
Harmony Public Schools , Revenue , 2021 A , 4% , 2/15/46 .................... 345,000 286,589
Harmony Public Schools , Revenue , 2021 A , 4% , 2/15/51 .................... 580,000 461,161
Maricopa County High School District No. 214 Tolleson Union High School , GO , 2018
A , 5% , 7/01/37 .................................................... 1,000,000 1,030,589
Maricopa County Industrial Development Authority ,
Banner Health Obligated Group , Revenue , 2019 F , 3% , 1/01/49 ............... 5,000,000 3,754,114
Banner Health Obligated Group , Revenue , A , 4% , 1/01/41 ................... 9,630,000 9,389,266
Banner Health Obligated Group , Revenue , A , 5% , 1/01/41 ................... 37,590,000 38,451,717
Creighton University , Revenue , 2020 , 5% , 7/01/47 ......................... 7,500,000 7,702,247
Creighton University , Revenue , 2020 , 4% , 7/01/50 ......................... 8,450,000 7,805,219
GreatHearts Arizona Obligated Group , Revenue , 2017 A , Refunding , 5% , 7/01/52 . 1,000,000 1,002,618

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Maricopa County Industrial Development Authority, (continued)
Highland Prep Obligated Group , Revenue , 2019 , 5% , 1/01/43 ................ $ 2,275,000 $ 2,312,425
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/36 ....... 2,100,000 2,186,139
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/37 ....... 3,175,000 3,292,121
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/42 ....... 2,750,000 2,817,370
HonorHealth Obligated Group , Revenue , 2021 A , 3% , 9/01/51 ................ 5,600,000 4,119,618
Reid Traditional Schools Obligated Group , Revenue , 2016 , 5% , 7/01/36 ......... 1,120,000 1,128,857
Reid Traditional Schools Obligated Group , Revenue , 2016 , 5% , 7/01/47 ......... 3,325,000 3,273,360
Maricopa County Pollution Control Corp. ,
El Paso Electric Co. , Revenue , 2009 B , Refunding , 3.6% , 4/01/40 ............. 13,500,000 11,792,463
El Paso Electric Co. , Revenue , 2012 A , Refunding , 4.5% , 8/01/42 ............. 10,000,000 9,538,347
b
Public Service Co. of New Mexico , Revenue , 2010 A , Refunding , Mandatory Put ,
0.875% , 10/01/26 ................................................ 4,500,000 4,133,391
b
Public Service Co. of New Mexico , Revenue , 2010 B , Refunding , Mandatory Put ,
0.875% , 10/01/26 ................................................ 2,150,000 1,974,842
Southern California Edison Co. , Revenue , 2000 A , Refunding , 2.4% , 6/01/35 ..... 10,000,000 8,011,883
Maricopa County Unified School District No. 60 Higley , COP , 2023 , Refunding , AGMC
Insured , 5% , 6/01/53 ............................................... 3,000,000 3,148,240
McAllister Academic Village LLC ,
Arizona State University , Revenue , 2016 A , Refunding , 5% , 7/01/37 ............ 2,095,000 2,139,267
Arizona State University , Revenue , 2016 A , Refunding , 5% , 7/01/39 ............ 1,000,000 1,016,445
Mohave County Union High School District No. 2 Colorado River , GO , 2017 , 5% ,
7/01/35 ......................................................... 1,000,000 1,034,006
Pima County Unified School District No. 30 Sahuarita ,
GO , 2017 , BAM Insured , 5% , 7/01/33 ................................... 2,665,000 2,769,898
GO , 2017 , BAM Insured , 5% , 7/01/34 ................................... 2,800,000 2,905,250
Salt River Project Agricultural Improvement & Power District ,
Revenue , 2016 A , Refunding , 5% , 1/01/38 ............................... 9,745,000 10,018,270
Revenue , 2017 A , Refunding , 5% , 1/01/37 ............................... 10,000,000 10,501,490
Revenue , 2017 A , Refunding , 5% , 1/01/38 ............................... 5,435,000 5,693,621
Revenue , 2017 A , Refunding , 5% , 1/01/39 ............................... 2,105,000 2,197,961
Revenue , 2019 A , 5% , 1/01/47 ........................................ 2,000,000 2,092,484
Revenue , 2023 A , 5% , 1/01/50 ........................................ 8,000,000 8,511,191
Salt Verde Financial Corp. ,
Revenue , 2007-1 , 5% , 12/01/32 ....................................... 10,000,000 10,403,095
Revenue , 2007-1 , 5% , 12/01/37 ....................................... 5,000,000 5,310,716
State of Arizona ,
Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/27 ................. 3,945,000 4,191,772
Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/28 ................. 2,000,000 2,162,774
Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/29 ................. 2,000,000 2,200,221
Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/36 ................. 5,000,000 6,002,765
Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/37 ................. 7,000,000 8,434,786
Town of Gilbert , Pledged , Revenue, Sub. Lien , 2015 , 5% , 7/01/45 ...............
10,000,000 10,070,814
Town of Marana , Pledged Excise , Revenue , 2024 , 4% , 7/01/44 .................
2,250,000 2,147,572
Town of Queen Creek ,
Excise Tax , Revenue , 2018 A , 5% , 8/01/42 ............................... 2,500,000 2,616,603
Excise Tax , Revenue , 2018 A , 5% , 8/01/47 ............................... 5,000,000 5,187,224
University of Arizona (The) ,
Revenue , 2014 , 5% , 8/01/39 ......................................... 10,000,000 10,004,706
Revenue , 2016 , Refunding , 5% , 6/01/39 ................................. 2,750,000 2,800,886
Revenue , 2016 B , Refunding , 5% , 6/01/42 ............................... 2,000,000 2,035,856
Revenue , 2018 A , 5% , 6/01/43 ........................................ 4,500,000 4,669,477
638,845,072

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida 0.8%
a
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... $ 800,000 $ 550,320
a
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , Zero Cpn., 3/01/29 ........................................ 6,650,000 5,190,851
5,741,171
Georgia 0.4%
a
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 3,290,000 2,695,772
Oregon 0.2%
a
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/39 ............................ 1,400,000 1,420,860
South Carolina 0.8%
South Carolina Jobs-Economic Development Authority ,
a
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 1,900,000 1,611,507
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 1,900,000 1,611,507
a
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-2 , Zero Cpn., 6/01/52 3,275,000 2,331,429
5,554,443
Texas 0.6%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 2,000,000 1,958,833
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 3,300,000 2,570,042
4,528,875
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,900,000 1,611,655
Wisconsin 1.0%
a
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 1,900,000 1,535,406
AL-FL Portfolio Obligated Group , Revenue , 144A, 2021 A , 3.4% , 12/01/36 ....... 3,300,000 2,751,090
FAH Tree House LLC , Revenue , 144A, 2023 A , 6.5% , 8/01/53 ................ 1,500,000 1,509,282
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 1,500,000 1,523,433
7,319,211
U.S. Territories 3.5%
Guam 1.7%
Guam Power Authority ,
Revenue , 2014 A , AGMC Insured , 5% , 10/01/39 ........................... 6,490,000 6,505,734
Revenue , 2014 A , AGMC Insured , 5% , 10/01/44 ........................... 5,325,000 5,331,859
11,837,593
Puerto Rico 1.8%
HTA HRRB Custodial Trust , Revenue , 2007 CC , 5.25% , 7/01/32 ................
379,094 377,162
HTA TRRB Custodial Trust ,
Revenue , 2005 L , 5.25% , 7/01/41 ..................................... 1,881,235 1,840,842
Revenue , 2007 N , 5.25% , 7/01/36 ..................................... 616,125 618,656
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 3,700,000 3,648,670
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 1,550,000 1,540,267

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 198 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp., (continued)
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. $ 4,906,000 $ 4,907,591
12,933,188
Total U.S. Territories .................................................................... 24,770,781
Total Municipal Bonds (Cost $ 722,752,919 ) .....................................
692,487,840
a a a a
Short Term Investments 0.4%
Municipal Bonds 0.4%
Arizona 0.4%
c
Arizona Health Facilities Authority , Banner Health Obligated Group , Revenue , 2015 C ,
LOC Bank of America NA , Daily VRDN and Put , 4.05% , 1/01/46 ............... 2,600,000 2,600,000
Total Municipal Bonds (Cost $ 2,600,000 ) .......................................
2,600,000
Total Short Term Investments (Cost $ 2,600,000 ) .................................
2,600,000
a
Total Investments (Cost $ 725,352,919 ) 98.4% ...................................
$695,087,840
Other Assets, less Liabilities 1.6% .............................................
11,218,671
Net Assets 100.0% ...........................................................
$706,306,511
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2024, the aggregate value of these securities was $28,322,427, representing 4.0% of net assets.
b
The maturity date shown represents the mandatory put date.
c
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2024
Franklin Colorado Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 1,400,000 $ 1,357,912
Total Corporate Bonds (Cost $ 1,400,000 ) .......................................
1,357,912
Municipal Bonds 97.6%
California 0.4%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 2,000,000 1,795,797
Colorado 90.3%
b
Access 25 Metropolitan District No. 2 , GO , 144A, 2023 , 6.75% , 12/01/53 .......... 3,000,000 3,113,638
Adams State University ,
Revenue , 2012 , 5% , 5/15/37 ......................................... 630,000 603,376
Revenue , 2019 A , Refunding , 4% , 5/15/42 ............................... 1,515,000 1,437,922
Anthem West Metropolitan District , GO , 2015 , Refunding , BAM Insured , 5% , 12/01/35
3,000,000 3,041,526
Arapahoe County School District No. 1 Englewood , GO , 2017 , 5% , 12/01/42 .......
7,000,000 7,136,069
Arapahoe County School District No. 6 Littleton , GO , 2019 A , 5.5% , 12/01/43 ......
5,000,000 5,331,878
Arapahoe County Water & Wastewater Authority , Revenue , 2019 , Refunding , 4% ,
12/01/37 ........................................................ 1,000,000 1,006,613
Aurora Crossroads Metropolitan District No. 2 ,
GO, Senior Lien , 2020 A , 5% , 12/01/40 ................................. 1,500,000 1,421,348
GO, Senior Lien , 2020 A , 5% , 12/01/50 ................................. 1,500,000 1,343,449
Board of Governors of Colorado State University System ,
Revenue , 2013 A , Refunding , 5% , 3/01/43 ............................... 5,000,000 5,606,381
Revenue , 2015 A , Pre-Refunded , 5% , 3/01/40 ............................ 3,990,000 4,032,174
Revenue , 2017 E , Refunding , 4% , 3/01/43 ............................... 4,500,000 4,372,556
Revenue , 2024 A , Refunding , 4% , 3/01/47 ............................... 5,000,000 4,807,875
Revenue , A , Refunding , 4% , 3/01/40 ................................... 5,000,000 4,963,620
Board of Water Commissioners City & County of Denver (The) , Revenue , 2017 A , 5% ,
9/15/47 ......................................................... 10,000,000 10,166,981
Brighton Crossing Metropolitan District No. 4 , GO , 2017 A , 5% , 12/01/37 ..........
525,000 512,908
b
Broadway Park North Metropolitan District No. 2 , GO , 144A, 2020 , Refunding , 5% ,
12/01/40 ........................................................ 1,325,000 1,240,499
Bromley Park Metropolitan District No. 2 , GO , 2023 , Refunding , BAM Insured , 5.375% ,
12/01/53 ........................................................ 2,500,000 2,686,684
b
Broomfield Village Metropolitan District No. 2 , GO , 144A, 2021 A-1 , Refunding , 5% ,
12/01/49 ........................................................ 4,282,000 3,936,621
Castle Oaks Metropolitan District No. 3 , GO , 2020 , Refunding , AGMC Insured , 4% ,
12/01/45 ........................................................ 1,140,000 1,060,448
Centennial Water & Sanitation District ,
Revenue , 2019 , 5% , 12/01/43 ........................................ 3,000,000 3,149,160
Revenue , 2019 , 5.25% , 12/01/48 ...................................... 6,760,000 7,108,102
Cherokee Metropolitan District ,
Revenue , 2020 , BAM Insured , 4% , 8/01/45 .............................. 2,250,000 2,152,245
Revenue , 2020 , BAM Insured , 4% , 8/01/50 .............................. 1,400,000 1,283,629
City & County of Denver ,
Airport System , Revenue , 2018 A , Refunding , 5.25% , 12/01/48 ............... 5,000,000 5,110,502
Airport System , Revenue , 2018 B , Refunding , 5% , 12/01/48 .................. 4,440,000 4,549,610
Airport System , Revenue , 2022 A , 5% , 11/15/37 ........................... 4,250,000 4,564,270
Airport System , Revenue , 2022 D , Refunding , 5% , 11/15/53 .................. 5,000,000 5,144,211
Airport System , Revenue , 2023 B , Refunding , 5.5% , 11/15/42 ................ 1,000,000 1,101,678
Airport System , Revenue , 2023 B , Refunding , 5.5% , 11/15/43 ................ 1,000,000 1,097,172
Pledged Excise Tax , Revenue , 2016 A , Refunding , 4% , 8/01/46 ............... 3,500,000 3,359,545
Pledged Excise Tax , Revenue , 2018 A-1 , 5% , 8/01/48 ...................... 5,000,000 5,070,819

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
City of Colorado Springs ,
Utilities System , Revenue , 2015 A , Refunding , 5% , 11/15/45 ................. $ 2,665,000 $ 2,675,753
Utilities System , Revenue , 2018 A-4 , 5% , 11/15/48 ......................... 5,000,000 5,176,916
City of Fort Collins , Electric Utility Enterprise , Revenue , 2018 A , 5% , 12/01/42 ......
13,500,000 14,009,680
City of Grand Junction ,
COP , 2021 , 4% , 12/01/45 ............................................ 2,005,000 1,938,116
Sales & Use Tax , Revenue , 2020 B , 4% , 3/01/49 .......................... 3,775,000 3,615,063
Colorado Bridge & Tunnel Enterprise , Revenue , 2024 A , AGMC Insured , 5.5% ,
12/01/54 ........................................................ 1,000,000 1,112,053
Colorado Educational & Cultural Facilities Authority ,
Alexander Dawson School LLC (The) , Revenue , 2010 , 5% , 2/15/40 ............ 5,280,000 5,281,408
Aspen View Academy, Inc. , Revenue , 2021 , 4% , 5/01/36 .................... 425,000 408,618
Aspen View Academy, Inc. , Revenue , 2021 , 4% , 5/01/41 .................... 150,000 136,477
Aspen View Academy, Inc. , Revenue , 2021 , 4% , 5/01/51 .................... 370,000 313,614
Aspen View Academy, Inc. , Revenue , 2021 , 4% , 5/01/61 .................... 550,000 446,604
Denver School of Science & Technology, Inc. , Revenue , 2021 , 3% , 8/01/41 ...... 1,460,000 1,109,443
Denver School of Science & Technology, Inc. , Revenue , 2021 , 3% , 8/01/51 ...... 3,635,000 2,384,720
Eagle Ridge Academy , Revenue , 2022 A , Refunding , 5% , 11/01/37 ............ 1,000,000 1,043,345
Golden View Classical Academy , Revenue , 2022 , Refunding , 4% , 1/01/26 ....... 135,000 132,382
Golden View Classical Academy , Revenue , 2022 , Refunding , 4% , 1/01/32 ....... 280,000 267,446
Golden View Classical Academy , Revenue , 2022 , Refunding , 4% , 1/01/52 ....... 1,355,000 1,085,331
Golden View Classical Academy , Revenue , 2022 , Refunding , 4% , 1/01/62 ....... 1,600,000 1,222,762
James Irwin Educational Foundation Obligated Group , Revenue , 2022 , 5% , 9/01/52 750,000 742,282
James Irwin Educational Foundation Obligated Group , Revenue , 2022 , 5% , 9/01/57 1,765,000 1,741,777
Lighthouse Building Corp. , Revenue , 2021 , 4% , 10/01/46 .................... 335,000 278,516
Lighthouse Building Corp. , Revenue , 2021 , 4% , 10/01/56 .................... 1,000,000 783,385
Lighthouse Building Corp. , Revenue , 2021 , 4% , 10/01/61 .................... 2,210,000 1,692,790
Pinnacle Charter School, Inc. , Revenue , 2021 A , Refunding , 4% , 12/01/50 ....... 5,820,000 4,962,928
Union Colony Schools , Revenue , 2018 , Refunding , 5% , 4/01/48 ............... 715,000 716,957
University of Denver , Revenue , 2017 A , 5% , 3/01/47 ....................... 3,950,000 4,010,862
West Ridge Academy Charter School , Revenue , 2019 A , Refunding , 5% , 6/01/49 .. 400,000 399,981
Westgate Community School , Revenue , 2021 A , Refunding , 4% , 7/01/41 ........ 2,370,000 2,179,517
Windsor Charter Academy Obligated Group , Revenue , 2020 , Refunding , 4% , 9/01/50 2,400,000 2,054,302
Colorado Health Facilities Authority ,
AdventHealth Obligated Group , Revenue , 2016 A , Refunding , 4% , 11/15/41 ...... 3,000,000 2,969,695
AdventHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 11/15/39 ...... 5,005,000 5,287,605
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/35 ....................................................... 1,575,000 1,556,505
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/37 ....................................................... 850,000 834,367
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/38 ....................................................... 705,000 684,729
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/39 ....................................................... 835,000 804,210
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/40 ....................................................... 725,000 689,555
BSLC Obligated Group , Revenue , 2018 A-1 , Refunding , 5% , 9/15/48 ........... 3,000,000 2,729,091
BSLC Obligated Group , Revenue , 2018 A-1 , Refunding , 4.75% , 9/15/53 ......... 1,500,000 1,260,767
Children's Hospital Colorado Obligated Group , Revenue , 2016 A , 5% , 12/01/41 ... 5,195,000 5,232,924
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/38 3,000,000 3,133,205
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/39 2,000,000 2,083,389
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 4% , 8/01/49 9,990,000 9,174,074
CommonSpirit Health Obligated Group , Revenue , 2022 A , 5.25% , 11/01/52 ...... 3,000,000 3,171,215
CommonSpirit Health Obligated Group , Revenue , 2024 A , Refunding , 5.25% ,
12/01/54 ....................................................... 4,000,000 4,279,034

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Colorado Health Facilities Authority, (continued)
Covenant Living Communities and Services Obligated Group , Revenue , 2015 A ,
Refunding , 5% , 12/01/35 ........................................... $ 7,150,000 $ 7,100,755
Covenant Living Communities and Services Obligated Group , Revenue , 2018 A , 5% ,
12/01/48 ....................................................... 5,000,000 4,756,929
Covenant Living Communities and Services Obligated Group , Revenue , 2020 A ,
Refunding , 4% , 12/01/50 ........................................... 5,700,000 4,589,206
Craig Hospital Obligated Group , Revenue , 2022 A , 5% , 12/01/52 .............. 3,535,000 3,661,169
Evangelical Lutheran Good Samaritan Obligated Group , Revenue , 2015 A , Pre-
Refunded , 5% , 6/01/40 ............................................ 4,000,000 4,050,027
Evangelical Lutheran Good Samaritan Obligated Group , Revenue , 2015 A , Pre-
Refunded , 5% , 6/01/45 ............................................ 2,750,000 2,784,394
Intermountain Healthcare Obligated Group , Revenue , 2019 A , Refunding , 4% ,
1/01/38 ........................................................ 3,660,000 3,616,829
Sanford Obligated Group , Revenue , 2019 A , Refunding , 5% , 11/01/44 .......... 3,495,000 3,611,467
Sanford Obligated Group , Revenue , 2019 A , Refunding , 5% , 11/01/49 .......... 8,050,000 8,221,093
University of Colorado Health Obligated Group , Revenue , 2016 , 5% , 9/01/46 ..... 5,000,000 5,030,694
University of Colorado Health Obligated Group , Revenue , 2020 A , 4% , 9/01/50 ... 6,275,000 5,749,013
Valley View Hospital Association , Revenue , 2015 , 5% , 5/15/40 ................ 2,000,000 2,007,248
Valley View Hospital Association , Revenue , 2015 , 5% , 5/15/45 ................ 1,000,000 1,003,095
Colorado High Performance Transportation Enterprise , C-470 Express Lanes System ,
Revenue , 2017 , 5% , 12/31/47 ........................................ 2,555,000 2,559,655
Colorado Housing and Finance Authority ,
Revenue , 2019 B-1 , I , 3.15% , 10/01/44 ................................. 1,000,000 767,721
Revenue , 2019 B-1 , I , 3.25% , 10/01/49 ................................. 1,000,000 766,059
Colorado Mesa University ,
Revenue , 2019 B , 5% , 5/15/44 ........................................ 1,000,000 1,041,305
Revenue , 2019 B , 5% , 5/15/49 ........................................ 1,565,000 1,615,142
Colorado School of Mines ,
Revenue , 2017 A , 5% , 12/01/42 ....................................... 2,450,000 2,513,601
Revenue , 2023 C , 5.25% , 12/01/53 .................................... 3,000,000 3,241,549
Colorado Science and Technology Park Metropolitan District No. 1 , Revenue , 2024 A ,
Refunding , AGMC Insured , 5% , 12/01/54 ................................ 750,000 786,452
Cottonwood Highlands Metropolitan District No. 1 , GO , 2019 A , 5% , 12/01/49 ......
899,000 832,225
Crystal Valley Metropolitan District No. 2 , GO , 2020 A , Refunding , AGMC Insured , 3% ,
12/01/49 ........................................................ 3,000,000 2,222,283
Denver City & County School District No. 1 , GO , 2017 , 5% , 12/01/41 .............
5,000,000 5,131,761
Denver Convention Center Hotel Authority , Revenue, Senior Lien , 2016 , Refunding ,
5% , 12/01/40 ..................................................... 9,775,000 9,828,395
Denver Health & Hospital Authority ,
COP , 2018 , 5% , 12/01/48 ............................................ 5,255,000 4,876,081
Revenue , 2014 A , 5.25% , 12/01/45 .................................... 9,250,000 9,251,871
Revenue , 2019 A , Refunding , 5% , 12/01/30 .............................. 1,000,000 1,019,816
Revenue , 2019 A , Refunding , 5% , 12/01/32 .............................. 1,330,000 1,357,802
Revenue , 2019 A , Refunding , 5% , 12/01/33 .............................. 3,300,000 3,362,201

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Denver International Business Center Metropolitan District No. 1 , GO , 2019 A , 4% ,
12/01/48 ........................................................ $ 350,000 $ 281,072
Eagle River Water & Sanitation District , GO , 2016 , 5% , 12/01/45 ................
1,360,000 1,383,212
East Cherry Creek Valley Water and Sanitation District , Revenue , 2019 A , 4% , 11/15/39
1,200,000 1,201,960
Erie Farm Metropolitan District , GO , 2021 , Refunding , AGMC Insured , 4% , 12/01/51 .
1,200,000 1,074,573
Evan's Place Metropolitan District , GO , 2020 A-3 , 5% , 12/01/40 .................
550,000 517,747
b
Fiddlers Business Improvement District , GO , 144A, 2022 , Refunding , 5.55% , 12/01/47 3,500,000 3,543,330
Gunnison Watershed School District No. Re 1J , GO , 2023 , 5% , 12/01/47 ..........
3,250,000 3,486,470
Lakes at Centerra Metropolitan District No. 2 , GO , 2024 A , Refunding , AGMC Insured ,
4.5% , 12/01/54 ................................................... 2,500,000 2,479,249
Larimer County School District No. R-1 Poudre ,
GO , 2018 , 5% , 12/15/39 ............................................. 2,660,000 2,814,675
GO , 2018 , 5% , 12/15/40 ............................................. 2,340,000 2,466,968
Meridian Metropolitan District , GO , 2023 , AGMC Insured , 4.375% , 12/01/53 .......
2,000,000 1,950,674
North Pine Vistas Metropolitan District No. 2 , GO , 2022 , Refunding , AGMC Insured ,
5% , 12/01/52 ..................................................... 1,125,000 1,169,988
Park 70 Metropolitan District ,
GO , 2016 , Refunding , 5% , 12/01/36 .................................... 1,000,000 1,009,666
GO , 2016 , Refunding , 5% , 12/01/46 .................................... 1,500,000 1,479,041
Park Creek Metropolitan District ,
Westerly Creek District Service Area , Revenue, Senior Lien , 2015 A , Refunding , 5% ,
12/01/45 ....................................................... 9,500,000 9,391,548
Westerly Creek District Service Area , Revenue, Senior Lien , 2018 A , 5% , 12/01/46 . 2,875,000 2,940,503
Westerly Creek District Service Area , Revenue, Senior Lien , 2024 A , AGMC Insured ,
4.25% , 12/01/47 ................................................. 1,000,000 961,832
Westerly Creek District Service Area , Revenue, Senior Lien , 2024 A , AGMC Insured ,
4.5% , 12/01/51 .................................................. 1,500,000 1,472,624
Parker Water & Sanitation District , Revenue , 2018 , 5% , 11/01/42 ................
6,475,000 6,617,355
Patriot Park Metropolitan District No. 2 , GO , 2021 , 4.3% , 12/01/50 ...............
537,000 429,644
Prairie Center Metropolitan District No. 3 , GO , 2024 B , 5.875% , 12/15/46 .........
1,000,000 1,051,223
Public Authority for Colorado Energy , Revenue , 2008 , 6.5% , 11/15/38 ............
9,900,000 11,859,946
Regional Transportation District ,
Denver Transit Partners LLC , Revenue , 2020 A , Refunding , 4% , 1/15/33 ........ 550,000 551,070
Denver Transit Partners LLC , Revenue , 2020 A , Refunding , 4% , 7/15/35 ........ 1,000,000 1,000,782
Denver Transit Partners LLC , Revenue , 2020 A , Refunding , 4% , 7/15/36 ........ 750,000 749,430
Denver Transit Partners LLC , Revenue , 2020 A , Refunding , 4% , 7/15/38 ........ 700,000 684,754
Sales Tax , Revenue , 2016 A , 5% , 11/01/41 ............................... 10,000,000 10,170,123
Sales Tax , Revenue , 2016 A , 5% , 11/01/46 ............................... 11,000,000 11,144,344
Silver Peaks Metropolitan District No. 3 , GO, Senior Lien , 2020 A , 5% , 12/01/50 ....
1,000,000 872,443
South Timnath Metropolitan District No. 2 , GO , 2016 , Refunding , 5% , 12/01/42 .....
5,690,000 5,686,001
State of Colorado ,
COP , 2017 J , 5.25% , 3/15/42 ......................................... 5,000,000 5,106,277
COP , 2020 , Refunding , 4% , 6/15/40 .................................... 1,315,000 1,306,206
COP , 2020 A , 4% , 12/15/38 .......................................... 3,555,000 3,556,066
COP , 2020 R , 4% , 3/15/45 ........................................... 5,000,000 4,817,107
Sterling Hills West Metropolitan District , GO , 2017 , Refunding , 5% , 12/01/39 .......
1,125,000 1,159,723
Sterling Ranch Community Authority Board ,
Sterling Ranch Colorado Metropolitan District No. 2 , Revenue , 2020 A , Refunding ,
3.75% , 12/01/40 ................................................. 500,000 420,008
Sterling Ranch Colorado Metropolitan District No. 2 , Revenue , 2020 A , Refunding ,
4.25% , 12/01/50 ................................................. 1,250,000 1,051,170

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Thompson Crossing Metropolitan District No. 2 , GO , 2016 B , Refunding , AGMC
Insured , 5% , 12/01/46 .............................................. $ 4,500,000 $ 4,570,419
Town of Monument , COP , 2020 , AGMC Insured , 4% , 12/01/45 ..................
2,000,000 1,923,725
Upper Eagle Regional Water Authority , Revenue , 2024 , BAM Insured , 4.25% , 12/01/53
2,000,000 1,919,634
Whispering Pines Metropolitan District No. 1 , GO , 2023 , Refunding , AGMC Insured ,
5% , 12/01/52 ..................................................... 900,000 920,887
Wildwing Metropolitan District No. 5 , GO , 2024 , Refunding , AGMC Insured , 4.5% ,
12/01/53 ........................................................ 750,000 747,290
c
Windsor Highlands Metropolitan District No. 4 , GO , 2024 , Refunding , BAM Insured ,
4.5% , 12/01/53 ................................................... 2,000,000 1,950,822
Winter Farm Metropolitan District No. 2 ,
GO , 2019 , Refunding , AGMC Insured , 5% , 12/01/39 ........................ 630,000 658,435
GO , 2019 , Refunding , AGMC Insured , 5% , 12/01/44 ........................ 500,000 515,081
445,747,837
Florida 2.2%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 4,104,000 3,551,913
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 800,000 550,320
b
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , Zero Cpn., 3/01/29 ........................................ 4,925,000 3,844,352
b
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 3,215,000 2,834,022
10,780,607
Georgia 0.4%
b
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 2,400,000 1,966,520
Illinois 0.8%
State of Illinois ,
GO , 2003 , 5.1% , 6/01/33 ............................................ 3,000,000 2,941,914
GO , 2021 A , 5% , 3/01/33 ............................................ 500,000 538,684
GO , 2021 A , 5% , 3/01/37 ............................................ 250,000 267,237
GO , 2021 A , 4% , 3/01/38 ............................................ 400,000 392,463
4,140,298
New York 0.2%
Metropolitan Transportation Authority , Revenue , 2020 D , 4% , 11/15/47 ...........
900,000 840,524
South Carolina 0.9%
South Carolina Jobs-Economic Development Authority ,
b
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 1,400,000 1,187,427
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 1,400,000 1,187,426
b
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-1 , Zero Cpn., 6/01/37 2,100,000 1,614,423
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 750,000 613,705
4,602,981
Texas 0.4%
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 2,400,000 1,869,122
Washington 0.3%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,400,000 1,187,536

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 198 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin 0.6%
b
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ $ 1,400,000 $ 1,131,352
AL-FL Portfolio Obligated Group , Revenue , 144A, 2021 A , 3.4% , 12/01/36 ....... 2,400,000 2,000,792
3,132,144
U.S. Territories 1.1%
Guam 0.3%
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
1,500,000 1,527,462
Puerto Rico 0.8%
HTA TRRB Custodial Trust , Revenue , 2005 L , 5.25% , 7/01/41 ..................
1,219,928 1,193,734
Puerto Rico Electric Power Authority ,
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 1,200,000 1,183,352
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/34 .................... 1,000,000 987,649
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
750,000 750,243
4,114,978
Total U.S. Territories .................................................................... 5,642,440
Total Municipal Bonds (Cost $ 505,158,586 ) .....................................
481,705,806
Total Long Term Investments (Cost $ 506,558,586 ) ...............................
483,063,718
a
a a a a
Short Term Investments 1.2%
Municipal Bonds 1.2%
Colorado 1.2%
d
Colorado Health Facilities Authority , Children's Hospital Colorado Obligated Group ,
Revenue , 2020 A , Refunding , LOC TD Bank NA , Daily VRDN and Put , 4.05% ,
12/01/52 ........................................................ 5,800,000 5,800,000
Total Municipal Bonds (Cost $ 5,800,000 ) .......................................
5,800,000
Total Short Term Investments (Cost $ 5,800,000 ) .................................
5,800,000
a
Total Investments (Cost $ 512,358,586 ) 99.1% ...................................
$488,863,718
Other Assets, less Liabilities 0.9% .............................................
4,679,619
Net Assets 100.0% ...........................................................
$493,543,337
a
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2024, the aggregate value of these securities was $30,633,659, representing 6.2% of net assets.
c
Security purchased on a when-issued basis.
d
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2024
Franklin Connecticut Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 96.9%
Connecticut 91.3%
City of Ansonia , GO , 2021 A , AGMC Insured , 3% , 2/15/37 .....................
$ 500,000 $ 436,596
City of Bridgeport ,
GO , 2021 A , 4% , 8/01/40 ............................................ 765,000 752,950
GO , 2021 A , 4% , 8/01/46 ............................................ 375,000 350,147
GO , 2021 A , 4% , 8/01/51 ............................................ 575,000 525,008
City of New Britain , GO , 2017 C , AGMC Insured , 5% , 3/01/36 ..................
1,000,000 1,035,051
City of New Haven , GO , 2021 A , Refunding , 4% , 8/01/41 ......................
2,000,000 1,849,581
City of Stamford , Water Pollution Control System & Facility , Revenue , 2013 A , 5.25% ,
8/15/43 ......................................................... 1,000,000 1,000,354
City of West Haven , GO , 2021 , 4% , 9/15/41 ...............................
565,000 516,812
Connecticut Housing Finance Authority ,
Revenue , 2019 E-E1 , 3.05% , 11/15/44 .................................. 5,000,000 3,757,873
Revenue , 2019 E-E1 , 3.1% , 11/15/49 ................................... 2,000,000 1,480,993
Revenue , 2020 C-1 , Refunding , 2.05% , 5/15/37 ........................... 1,000,000 759,926
Revenue , 2020 C-2 , Refunding , 2.2% , 11/15/34 ........................... 960,000 742,191
Connecticut State Health & Educational Facilities Authority ,
Avon Old Farms School Obligated Group , Revenue , D-1 , Refunding , 4% , 7/01/46 .. 1,000,000 908,567
Choate Rosemary Hall Foundation, Inc. (The) , Revenue , F , Refunding , 4% , 7/01/36 480,000 485,509
Choate Rosemary Hall Foundation, Inc. (The) , Revenue , F , Refunding , 4% , 7/01/37 600,000 603,161
Choate Rosemary Hall Foundation, Inc. (The) , Revenue , F , Refunding , 4% , 7/01/38 315,000 314,151
Choate Rosemary Hall Foundation, Inc. (The) , Revenue , F , Refunding , 4% , 7/01/39 380,000 376,091
Choate Rosemary Hall Foundation, Inc. (The) , Revenue , F , Refunding , 4% , 7/01/42 860,000 843,715
Connecticut Children's Medical Center Obligated Group , Revenue , E , 5.25% , 7/15/48 1,560,000 1,652,930
Connecticut College , Revenue , L-1 , Refunding , 4% , 7/01/46 .................. 5,000,000 4,593,478
Covenant Living Communities and Services Obligated Group , Revenue , 2018 B , 5% ,
12/01/40 ....................................................... 4,000,000 3,854,201
Fairfield University , Revenue , Q-1 , 5% , 7/01/46 ........................... 9,000,000 9,067,098
Hartford HealthCare Obligated Group , Revenue , 2021 A , 4% , 7/01/46 .......... 6,000,000 5,467,581
Jerome Home , Revenue , 2021 E , Refunding , 4% , 7/01/41 ................... 735,000 627,739
Jerome Home , Revenue , 2021 E , Refunding , 4% , 7/01/51 ................... 1,250,000 957,118
Nuvance Health Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/38 ..... 1,000,000 925,248
Nuvance Health Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/41 ..... 6,310,000 5,678,924
Quinnipiac University , Revenue , L , Refunding , 5% , 7/01/45 .................. 8,250,000 8,288,147
Sacred Heart University, Inc. , Revenue , I-1 , Refunding , 5% , 7/01/42 ............ 4,375,000 4,394,550
Sacred Heart University, Inc. , Revenue , K , 5% , 7/01/35 ..................... 550,000 585,931
Sacred Heart University, Inc. , Revenue , K , 4% , 7/01/45 ..................... 1,200,000 1,148,476
Stamford Hospital Obligated Group (The) , Revenue , M , Refunding , 4% , 7/01/37 ... 2,550,000 2,494,138
Taft School Corp. (The) , Revenue , L , Refunding , 3% , 7/01/46 ................. 2,210,000 1,683,125
Trinity Health Corp. Obligated Group , Revenue , 2016 CT , 5% , 12/01/45 ......... 5,000,000 5,032,198
Trustees of Trinity College (The) , Revenue , R , Refunding , 4% , 6/01/45 .......... 2,500,000 2,376,786
Trustees of Trinity College (The) , Revenue , S , Refunding , 4% , 6/01/51 .......... 4,000,000 3,654,106
University of Hartford (The) , Revenue , 2022 P , 5.375% , 7/01/52 ............... 2,000,000 1,856,708
Yale University , Revenue , X-2 , 5% , 7/01/37 .............................. 3,000,000 3,439,856
Yale-New Haven Health Obligated Group , Revenue , N , 5% , 7/01/48 ............ 5,000,000 5,001,020
Connecticut State Higher Education Supplement Loan Authority ,
Revenue , 2020 B , 3.25% , 11/15/36 .................................... 1,525,000 1,320,658
Revenue , 2020 D , Pre-Refunded , 3% , 11/15/35 ........................... 1,145,000 1,133,562
Revenue , 2021 B , 2.25% , 11/15/37 .................................... 2,500,000 1,903,240
Hartford County Metropolitan District , Clean Water Project , Revenue , 2014 A , Pre-
Refunded , 5% , 11/01/42 ............................................. 2,500,000 2,512,808
South Central Connecticut Regional Water Authority , Revenue, Second Series , 32nd B ,
Refunding , 5% , 8/01/38 ............................................. 1,720,000 1,764,609
State of Connecticut ,
GO , 2020 A , 4% , 1/15/38 ............................................ 7,250,000 7,331,434
GO , 2020 C , 4% , 6/01/39 ............................................ 600,000 602,417

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Connecticut Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Connecticut (continued)
State of Connecticut, (continued)
Special Tax , 2016 A , 5% , 9/01/33 ...................................... $ 1,000,000 $ 1,023,642
Special Tax , 2018 A , 5% , 1/01/36 ...................................... 1,000,000 1,046,760
Special Tax , 2020 A , 5% , 5/01/35 ...................................... 4,500,000 4,892,299
Special Tax , 2020 A , 5% , 5/01/40 ...................................... 2,000,000 2,136,298
Special Tax , 2021 A , 5% , 5/01/41 ...................................... 1,500,000 1,612,664
Special Tax , 2021 D , 4% , 11/01/40 ..................................... 2,075,000 2,066,659
Bradley International Airport CFC , Revenue , 2019 A , 5% , 7/01/49 .............. 1,400,000 1,408,944
Clean Water Fund - State Revolving Fund , Revenue , 2015 A , 5% , 3/01/34 ....... 3,000,000 3,030,693
Clean Water Fund - State Revolving Fund , Revenue , 2017 A , 5% , 5/01/37 ....... 1,000,000 1,037,882
Town of Hamden , GO , 2021 , Refunding , BAM Insured , 4% , 8/15/41 ..............
500,000 464,028
Town of Stafford ,
GO , 2021 , Refunding , 3% , 2/01/36 ..................................... 250,000 217,135
GO , 2021 , Refunding , 3% , 2/01/38 ..................................... 310,000 261,319
GO , 2021 , Refunding , 3% , 2/01/41 ..................................... 300,000 245,660
Town of Stratford ,
GO , 2017 , AGMC Insured , 5% , 7/01/33 ................................. 1,000,000 1,012,975
GO , 2020 A , Refunding , BAM Insured , 4% , 7/01/36 ........................ 300,000 306,222
GO , 2020 A , Refunding , BAM Insured , 4% , 7/01/38 ........................ 300,000 301,359
GO , 2020 A , Refunding , BAM Insured , 4% , 7/01/40 ........................ 300,000 296,177
University of Connecticut , Revenue , 2017 A , 5% , 1/15/37 .....................
1,000,000 1,027,362
128,474,840
Florida 1.0%
a
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 500,000 343,950
a
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , Zero Cpn., 3/01/29 ........................................ 1,325,000 1,034,267
1,378,217
Georgia 0.4%
a
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 625,000 512,115
Illinois 0.7%
State of Illinois , GO , 2020 C , 4% , 10/01/42 ................................
1,000,000 942,836
New Jersey 0.4%
New Jersey Economic Development Authority ,
Revenue , 2021 QQQ , 4% , 6/15/35 ..................................... 300,000 303,365
Revenue , 2021 QQQ , 4% , 6/15/36 ..................................... 100,000 100,897
New Jersey Transportation Trust Fund Authority , Revenue , 2020 AA , 3% , 6/15/50 ...
230,000 166,940
571,202
South Carolina 1.0%
South Carolina Jobs-Economic Development Authority ,
a
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 500,000 424,081
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 500,000 424,081
a
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-1 , Zero Cpn., 6/01/37 750,000 576,579
1,424,741
Texas 0.3%
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 615,000 478,962

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Connecticut Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 198 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington 0.3%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ $ 500,000 $ 424,120
Wisconsin 0.2%
a
Public Finance Authority , Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 .............. 400,000 323,243
U.S. Territories 1.3%
Puerto Rico 1.3%
HTA HRRB Custodial Trust , Revenue , 2007 CC , 5.25% , 7/01/34 ................
386,791 388,035
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
1,500,000 1,500,487
1,888,522
Total U.S. Territories .................................................................... 1,888,522
Total Municipal Bonds (Cost $ 147,604,996 ) .....................................
136,418,798
a a a a
Short Term Investments 1.8%
Municipal Bonds 1.8%
Connecticut 1.8%
b
Connecticut State Health & Educational Facilities Authority , Yale University , Revenue ,
2001 V-2 , Daily VRDN and Put , 3.8% , 7/01/36 ............................ 2,600,000 2,600,000
Total Municipal Bonds (Cost $ 2,600,000 ) .......................................
2,600,000
Total Short Term Investments (Cost $ 2,600,000 ) .................................
2,600,000
a
Total Investments (Cost $ 150,204,996 ) 98.7% ...................................
$139,018,798
Other Assets, less Liabilities 1.3% .............................................
1,771,970
Net Assets 100.0% ...........................................................
$140,790,768
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2024, the aggregate value of these securities was $4,117,317, representing 2.9% of net assets.
b
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2024
Franklin Federal Intermediate-Term Tax-Free Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Management Investment Companies 2.3%
Capital Markets 2.3%
a
Franklin Municipal Green Bond ETF ..................................... 2,015,000 $ 47,513,700
Total Management Investment Companies (Cost $ 54,860,563 ) ....................
47,513,700
Principal
Amount
a a a a
Municipal Bonds 96.6%
Alabama 5.1%
b
Black Belt Energy Gas District ,
Revenue , 2022 E , Mandatory Put , 5% , 6/01/28 ............................ $ 7,000,000 7,270,686
Revenue , 2022 F , Mandatory Put , 5.5% , 12/01/28 ......................... 6,970,000 7,339,111
Revenue , 2023 B-2 , Mandatory Put , 5.25% , 12/01/30 ....................... 14,000,000 14,988,817
Chatom Industrial Development Board ,
PowerSouth Energy Cooperative , Revenue , 2020 , Refunding , AGMC Insured , 5% ,
8/01/28 ........................................................ 500,000 523,017
PowerSouth Energy Cooperative , Revenue , 2020 , Refunding , AGMC Insured , 5% ,
8/01/29 ........................................................ 485,000 512,317
PowerSouth Energy Cooperative , Revenue , 2020 , Refunding , AGMC Insured , 5% ,
8/01/30 ........................................................ 425,000 453,681
County of Jefferson , Sewer , Revenue , 2024 , Refunding , 5% , 10/01/33 ............
5,000,000 5,568,140
b
Energy Southeast A Cooperative District ,
Revenue , 2023 A-1 , Mandatory Put , 5.5% , 1/01/31 ......................... 8,570,000 9,181,358
Revenue , 2023 B-1 , Mandatory Put , 5.75% , 11/01/31 ....................... 6,000,000 6,561,194
Revenue , 2024 B , Mandatory Put , 5.25% , 6/01/32 ......................... 7,000,000 7,438,092
Health Care Authority of the City of Huntsville (The) , Health Care Authority of City of
Huntsville (The) Obligated Group , Revenue , 2020 B , 4% , 6/01/39 .............. 2,250,000 2,165,307
Infirmary Health System Special Care Facilities Financing Authority of Mobile ,
Infirmary Health System Obligated Group , Revenue , 2016 A , 5% , 2/01/27 ....... 4,920,000 4,984,875
Infirmary Health System Obligated Group , Revenue , 2016 A , 5% , 2/01/28 ....... 5,000,000 5,065,861
Madison City Board of Education ,
Special Tax , 2019 , 4% , 2/01/33 ....................................... 2,855,000 2,907,466
Special Tax , 2019 , 4% , 2/01/34 ....................................... 2,970,000 3,017,236
Special Tax , 2019 , 4% , 2/01/35 ....................................... 3,095,000 3,136,617
Special Tax , 2019 , 4% , 2/01/37 ....................................... 3,350,000 3,373,543
b
Southeast Alabama Gas Supply District (The) , Revenue , 2024 A , Refunding , Mandatory
Put , 5% , 4/01/32 .................................................. 4,000,000 4,238,571
b
Southeast Energy Authority A Cooperative District ,
Revenue , 2022 A-1 , Mandatory Put , 5.5% , 12/01/29 ........................ 4,585,000 4,861,022
Revenue , 2022 B-2 , Mandatory Put , 5.354% , 8/01/28 ....................... 15,000,000 15,039,944
108,626,855
Alaska 0.1%
Alaska Municipal Bond Bank Authority ,
Revenue , 2020 , Refunding , 4% , 12/01/35 ................................ 1,710,000 1,732,480
Revenue , 2020 , Refunding , 4% , 12/01/37 ................................ 1,305,000 1,308,320
3,040,800
Arizona 3.5%
Arizona Industrial Development Authority ,
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/29 ....................................................... 1,100,000 1,157,669
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/30 ....................................................... 600,000 634,744
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/31 ....................................................... 630,000 667,950
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/32 ....................................................... 1,000,000 1,060,565

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Arizona Industrial Development Authority, (continued)
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/35 ....................................................... $ 1,115,000 $ 1,176,400
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/36 ....................................................... 1,250,000 1,316,099
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2019 A , 5% ,
11/01/37 ....................................................... 1,050,000 1,099,918
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2020 A , 4% ,
11/01/37 ....................................................... 1,105,000 1,089,409
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2020 A , 4% ,
11/01/38 ....................................................... 600,000 586,136
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2022 A , 4% ,
11/01/41 ....................................................... 6,000,000 5,753,127
KIPP NYC Public Charter Schools , Revenue , 2021 A , 5% , 7/01/27 ............. 55,000 56,395
KIPP NYC Public Charter Schools , Revenue , 2021 A , 5% , 7/01/28 ............. 60,000 61,922
KIPP NYC Public Charter Schools , Revenue , 2021 A , 5% , 7/01/29 ............. 60,000 62,480
KIPP NYC Public Charter Schools , Revenue , 2021 A , 5% , 7/01/30 ............. 65,000 68,214
KIPP NYC Public Charter Schools , Revenue , 2021 A , 5% , 7/01/31 ............. 70,000 73,868
KIPP NYC Public Charter Schools , Revenue , 2021 B , 5% , 7/01/27 ............. 160,000 162,793
KIPP NYC Public Charter Schools , Revenue , 2021 B , 5% , 7/01/28 ............. 170,000 173,225
KIPP NYC Public Charter Schools , Revenue , 2021 B , 5% , 7/01/29 ............. 160,000 163,188
KIPP NYC Public Charter Schools , Revenue , 2021 B , 5% , 7/01/30 ............. 185,000 188,749
KIPP NYC Public Charter Schools , Revenue , 2021 B , 5% , 7/01/31 ............. 195,000 198,875
Phoenix Children's Hospital Obligated Group , Revenue , 2020 A , 5% , 2/01/35 ..... 500,000 536,761
Phoenix Children's Hospital Obligated Group , Revenue , 2020 A , 5% , 2/01/36 ..... 750,000 803,332
Phoenix Children's Hospital Obligated Group , Revenue , 2020 A , 5% , 2/01/37 ..... 600,000 640,286
Phoenix Children's Hospital Obligated Group , Revenue , 2020 A , 5% , 2/01/38 ..... 1,000,000 1,061,636
Phoenix Children's Hospital Obligated Group , Revenue , 2020 A , 3% , 2/01/39 ..... 1,200,000 1,010,324
City of Mesa , Utility System , Revenue , 2016 , Refunding , 5% , 7/01/29 ............
2,500,000 2,573,976
City of Phoenix Civic Improvement Corp. ,
Airport , Revenue, Junior Lien , 2017 D , Refunding , 5% , 7/01/30 ............... 10,000,000 10,430,045
Airport , Revenue, Junior Lien , 2019 B , 5% , 7/01/35 ........................ 7,500,000 7,885,556
Airport , Revenue, Junior Lien , 2019 B , 5% , 7/01/36 ........................ 6,225,000 6,533,210
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 5% , 7/01/35 .................................................. 3,340,000 3,535,103
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 5% , 7/01/36 .................................................. 6,380,000 6,737,728
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 5% , 7/01/39 .................................................. 6,365,000 6,645,972
Glendale Industrial Development Authority ,
Midwestern University Foundation , Revenue , 2020 , Refunding , 5% , 5/15/30 ...... 525,000 565,650
Midwestern University Foundation , Revenue , 2020 , Refunding , 5% , 5/15/31 ...... 425,000 458,707
Midwestern University Foundation , Revenue , 2020 , Refunding , 5% , 5/15/32 ...... 525,000 566,264
c
Industrial Development Authority of the County of Pima (The) , La Posada at Park
Centre, Inc. Obligated Group , Revenue , 144A, 2022 B-3 , 5.125% , 11/15/29 ...... 3,000,000 3,020,780
Maricopa County Industrial Development Authority ,
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/30 ....... 850,000 889,176
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/31 ....... 1,000,000 1,045,863
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/32 ....... 1,000,000 1,045,168
HonorHealth Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/33 ....... 800,000 835,597
Scottsdale Municipal Property Corp. , City of Scottsdale Excise Tax , Revenue , 2015 ,
Pre-Refunded , 5% , 7/01/28 .......................................... 2,325,000 2,363,704
74,936,564

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arkansas 0.5%
Arkansas Development Finance Authority ,
Baptist Memorial Health Care Obligated Group , Revenue , 2020 B-1 , Refunding , 5% ,
9/01/35 ........................................................ $ 4,630,000 $ 4,719,009
Baptist Memorial Health Care Obligated Group , Revenue , 2020 B-1 , Refunding , 5% ,
9/01/36 ........................................................ 3,625,000 3,679,682
Baptist Memorial Health Care Obligated Group , Revenue , 2020 B-1 , Refunding , 5% ,
9/01/37 ........................................................ 1,250,000 1,261,673
Baptist Memorial Health Care Obligated Group , Revenue , 2020 B-1 , Refunding , 5% ,
9/01/38 ........................................................ 1,000,000 1,003,422
Baptist Memorial Health Care Obligated Group , Revenue , 2020 B-1 , Refunding , 5% ,
9/01/39 ........................................................ 1,000,000 998,454
11,662,240
California 6.7%
Bay Area Toll Authority ,
Revenue , 2017 S-7 , Refunding , 4% , 4/01/31 ............................. 7,000,000 7,057,604
Revenue , 2017 S-7 , Refunding , 4% , 4/01/33 ............................. 5,000,000 5,038,013
Burbank-Glendale-Pasadena Airport Authority Brick Campaign , Revenue , 2024 A ,
AGMC Insured , 4% , 7/01/54 .......................................... 4,900,000 4,700,508
b
California Community Choice Financing Authority ,
Revenue , 2021 B-1 , Mandatory Put , 4% , 8/01/31 .......................... 5,000,000 4,964,150
Revenue , 2023 C , Mandatory Put , 5.25% , 10/01/31 ........................ 11,000,000 11,502,435
c
California Community Housing Agency ,
Aster Apartments , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 2/01/43 .......... 6,700,000 6,105,563
Fountains at Emerald Park , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 8/01/46 ... 6,505,000 5,439,491
California Statewide Communities Development Authority ,
Emanate Health Obligated Group , Revenue , 2020 A , 5% , 4/01/35 ............. 1,300,000 1,386,572
Emanate Health Obligated Group , Revenue , 2020 A , 4% , 4/01/37 ............. 700,000 687,880
Emanate Health Obligated Group , Revenue , 2020 A , 4% , 4/01/38 ............. 1,350,000 1,305,045
Southern California Edison Co. , Revenue , 2010 A , Refunding , 1.75% , 9/01/29 .... 5,000,000 4,307,585
City of Riverside ,
Sewer , Revenue , 2015 A , Refunding , 5% , 8/01/34 ......................... 10,605,000 10,779,181
Sewer , Revenue , 2015 A , Refunding , 5% , 8/01/35 ......................... 11,000,000 11,180,926
c
CMFA Special Finance Agency VII , Breakwater Apartments (The) , Revenue , 144A,
2021 A-2 , 4% , 8/01/47 .............................................. 6,035,000 4,904,841
c
CMFA Special Finance Agency VIII , Elan Huntington Beach , Revenue, Junior Lien ,
144A, 2021 A-2 , 4% , 8/01/47 ......................................... 5,400,000 4,677,154
County of Riverside , Revenue , 2020 , 2.667% , 2/15/25 ........................
8,000,000 7,849,604
c
CSCDA Community Improvement Authority , Waterscape Apartments , Revenue , 144A,
2021 B , 4% , 9/01/46 ............................................... 4,825,000 3,966,984
Golden State Tobacco Securitization Corp. , Revenue , 2021 B-1 , Refunding , 3.85% ,
6/01/50 ......................................................... 4,455,000 4,143,003
Los Angeles Department of Water & Power ,
Power System , Revenue , 2017 B , Refunding , 5% , 7/01/31 ................... 8,220,000 8,561,927
Power System , Revenue , 2017 C , 5% , 7/01/32 ............................ 4,615,000 4,835,149
Power System , Revenue , 2017 C , 5% , 7/01/33 ............................ 3,960,000 4,148,699
Power System , Revenue , 2017 C , 5% , 7/01/34 ............................ 4,080,000 4,274,080
San Diego Public Facilities Financing Authority , City of San Diego Water Utility ,
Revenue , 2020 A , 4% , 8/01/37 ........................................ 1,250,000 1,285,712
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue, Second Series , 2023 C , Refunding , 5% , 5/01/33 ................... 15,000,000 16,294,850
d
Southern California Public Power Authority , Revenue , FRN , 2007 B , 5.214% , ( 3-month
TSOF + 1.645% ), 11/01/38 ........................................... 3,000,000 2,763,593
142,160,549

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado 3.5%
City & County of Denver , Airport System , Revenue , 2022 D , Refunding , 5.75% ,
11/15/41 ........................................................ $ 5,325,000 $ 5,983,867
Colorado Health Facilities Authority ,
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 5% ,
10/01/29 ....................................................... 650,000 679,529
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 5% ,
10/01/30 ....................................................... 700,000 737,564
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 5% ,
10/01/32 ....................................................... 750,000 793,158
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 5% ,
10/01/33 ....................................................... 1,000,000 1,058,387
Boulder Community Health Obligated Group , Revenue , 2020 , Refunding , 5% ,
10/01/34 ....................................................... 1,100,000 1,161,331
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 5% , 8/01/31 2,500,000 2,645,772
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 4% , 8/01/37 2,250,000 2,167,584
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 4% , 8/01/39 1,250,000 1,187,591
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/32 2,000,000 2,118,947
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/33 9,595,000 10,161,744
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/36 11,635,000 12,281,770
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/38 2,000,000 2,088,804
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/39 5,500,000 5,729,321
CommonSpirit Health Obligated Group , Revenue , 2022 A , 5% , 11/01/40 ......... 3,000,000 3,176,793
c
Fiddlers Business Improvement District , GO , 144A, 2022 , Refunding , 5% , 12/01/32 .. 1,000,000 1,011,902
Fort Carson Family Housing LLC , Revenue , 1999 , NATL Insured , 7.86% , 11/15/29 ..
12,240,000 12,881,498
Public Authority for Colorado Energy , Revenue , 2008 , 6.5% , 11/15/38 ............
4,200,000 5,031,492
Regional Transportation District ,
Denver Transit Partners LLC , Revenue , 2020 A , Refunding , 4% , 7/15/33 ........ 1,000,000 1,002,496
Denver Transit Partners LLC , Revenue , 2020 A , Refunding , 4% , 7/15/35 ........ 1,400,000 1,401,095
South Maryland Creek Ranch Metropolitan District , GO , 2023 , Refunding , AGMC
Insured , 5% , 12/01/43 .............................................. 1,000,000 1,046,084
Sterling Ranch Community Authority Board , Sterling Ranch Colorado Metropolitan
District No. 2 , Revenue , 2020 A , Refunding , 3.375% , 12/01/30 ................ 500,000 459,102
74,805,831
Connecticut 1.6%
City of Stamford ,
GO , 2019 , 3% , 6/01/35 ............................................. 3,025,000 2,737,256
GO , 2019 , 3% , 6/01/36 ............................................. 3,025,000 2,700,371
Connecticut State Health & Educational Facilities Authority ,
Hartford HealthCare Obligated Group , Revenue , 2021 A , 4% , 7/01/38 .......... 2,500,000 2,467,260
Nuvance Health Obligated Group , Revenue , 2019 A , Refunding , 5% , 7/01/33 ..... 5,000,000 5,054,153
Nuvance Health Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/35 ..... 250,000 235,131
Nuvance Health Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/36 ..... 4,750,000 4,410,943
Sacred Heart University, Inc. , Revenue , K , 5% , 7/01/32 ..................... 700,000 748,781
Sacred Heart University, Inc. , Revenue , K , 5% , 7/01/33 ..................... 625,000 666,452
Sacred Heart University, Inc. , Revenue , K , 5% , 7/01/34 ..................... 725,000 773,378
Stamford Hospital Obligated Group (The) , Revenue , M , Refunding , 5% , 7/01/26 ... 200,000 203,236
Stamford Hospital Obligated Group (The) , Revenue , M , Refunding , 5% , 7/01/27 ... 250,000 256,485
State of Connecticut ,
GO , 2020 C , 4% , 6/01/34 ............................................ 1,500,000 1,538,674
Special Tax , 2020 A , 4% , 5/01/36 ...................................... 3,500,000 3,565,393
University of Connecticut ,
Revenue , 2016 A , 5% , 3/15/30 ........................................ 3,075,000 3,149,646
Revenue , 2016 A , 5% , 3/15/31 ........................................ 5,025,000 5,140,863
33,648,022

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida 9.0%
Alachua County Health Facilities Authority ,
Shands Teaching Hospital & Clinics Obligated Group , Revenue , B-1 , Refunding , 5% ,
12/01/33 ....................................................... $ 3,445,000 $ 3,641,647
Shands Teaching Hospital & Clinics Obligated Group , Revenue , B-1 , Refunding , 5% ,
12/01/35 ....................................................... 2,350,000 2,475,563
Capital Projects Finance Authority ,
CAPFA Capital Corp. 2000F , Revenue , 2020 A-1 , Refunding , 5% , 10/01/30 ...... 1,000,000 1,021,145
Provident Group - Continuum Properties LLC , Revenue, Senior Lien , 2023 A-1 , 5% ,
11/01/48 ....................................................... 2,500,000 2,438,376
c
Capital Trust Agency, Inc. ,
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 5,345,000 4,577,387
Revenue , 144A, 2021 A-2 , 5.1% , 12/01/31 ............................... 1,725,000 1,497,285
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 T , 5.05% , 7/01/34 .......... 855,000 712,335
c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , Zero Cpn., 3/01/29 ........................................ 17,800,000 13,894,306
Celebration Community Development District , Special Assessment , 2021 , 3.125% ,
5/01/41 ......................................................... 750,000 638,929
Centre Lake Community Development District , Special Assessment , 2021 , 2.75% ,
5/01/30 ......................................................... 255,000 234,430
City of Clearwater , Water & Sewer , Revenue , 2017 , Refunding , 5% , 12/01/33 ......
5,520,000 5,707,950
City of Gainesville , Utilities System , Revenue , 2017 A , 5% , 10/01/30 .............
1,500,000 1,571,587
City of Jacksonville , Genesis Health, Inc. Obligated Group , Revenue , 2020 , Refunding ,
4% , 11/01/39 ..................................................... 1,650,000 1,544,313
City of Pompano Beach ,
John Knox Village of Florida, Inc. Obligated Group , Revenue , 2020 , Refunding , 4% ,
9/01/40 ........................................................ 2,500,000 2,193,528
John Knox Village of Florida, Inc. Obligated Group , Revenue , 2021 B-1 , 2% , 1/01/29 4,300,000 3,828,344
City of Port St. Lucie ,
Utility System , Revenue , 2016 , Refunding , 4% , 9/01/30 ..................... 1,500,000 1,500,017
Utility System , Revenue , 2016 , Refunding , 4% , 9/01/31 ..................... 1,635,000 1,636,037
City of South Miami Health Facilities Authority, Inc. , Baptist Health South Florida
Obligated Group , Revenue , 2017 , Refunding , 4% , 8/15/33 ................... 6,000,000 6,011,290
City of Tampa ,
H Lee Moffitt Cancer Center & Research Institute Obligated Group , Revenue , 2020
B , 4% , 7/01/38 .................................................. 700,000 693,785
H Lee Moffitt Cancer Center & Research Institute Obligated Group , Revenue , 2020
B , 4% , 7/01/39 .................................................. 500,000 490,536
H Lee Moffitt Cancer Center & Research Institute Obligated Group , Revenue , 2020
B , 5% , 7/01/40 .................................................. 1,000,000 1,046,918
Cordoba Ranch Community Development District , Assessments , Special Assessment ,
2021 , Refunding , 3% , 5/01/37 ........................................ 1,000,000 846,377
Cross Creek North Community Development District , Special Assessment , 2022 ,
3.75% , 5/01/32 ................................................... 460,000 449,811
Escambia County Health Facilities Authority , Baptist Hospital, Inc. Obligated Group ,
Revenue , 2020 A , Refunding , 5% , 8/15/34 ............................... 1,000,000 1,024,345
Everlands Community Development District , Assessment Area 2 , Special Assessment ,
2024 , 5.25% , 6/15/44 ............................................... 1,000,000 999,916
Florida Development Finance Corp. , Brightline Trains Florida LLC , Revenue , 2024 ,
Refunding , AGMC Insured , 5% , 7/01/44 ................................. 20,000,000 20,599,470
c
Forest Lake Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2020 , 4% , 5/01/40 .................................. 1,270,000 1,216,482
Greater Orlando Aviation Authority ,
Revenue , 2019 A , 5% , 10/01/33 ....................................... 10,500,000 11,067,171
Revenue , 2019 A , 4% , 10/01/37 ....................................... 8,430,000 8,258,239
Herons Glen Recreation District ,
Special Assessment , 2020 , Refunding , BAM Insured , 3% , 5/01/32 ............. 185,000 168,757
Special Assessment , 2020 , Refunding , BAM Insured , 3% , 5/01/33 ............. 300,000 270,385

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Herons Glen Recreation District, (continued)
Special Assessment , 2020 , Refunding , BAM Insured , 3% , 5/01/34 ............. $ 245,000 $ 215,537
Special Assessment , 2020 , Refunding , BAM Insured , 3% , 5/01/35 ............. 255,000 223,220
Special Assessment , 2020 , Refunding , BAM Insured , 3% , 5/01/36 ............. 260,000 225,024
JEA Water & Sewer System , Revenue , 2017 A , Refunding , 5% , 10/01/31 .........
17,435,000 18,299,513
c
Knightsbridge Community Development District , Special Assessment , 144A, 2024 ,
4.25% , 6/15/31 ................................................... 215,000 212,680
e
Lakewood Ranch Stewardship District , Special Assessment , 2024 , 5.3% , 5/01/44 ... 485,000 482,682
Lee Memorial Health System ,
Lee Memorial Health System Obligated Group , Revenue , A-1 , Refunding , 4% ,
4/01/37 ........................................................ 5,000,000 4,855,337
Obligated Group , Revenue , 2019 A-1 , Refunding , 4% , 4/01/49 ................ 12,000,000 11,117,212
c
Leon County Housing Finance Authority , Revenue , 144A, 2022 A-1 , Zero Cpn., 5/01/57 6,965,000 6,235,416
Middleton Community Development District A , Phase I , Special Assessment , 2022 ,
5.45% , 5/01/32 ................................................... 1,000,000 1,046,933
Orange County Health Facilities Authority ,
Orlando Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 10/01/28 ..... 1,000,000 1,024,961
Orlando Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 10/01/30 ..... 2,875,000 2,947,724
Orlando Utilities Commission , Revenue , 2018 A , 5% , 10/01/33 .................
1,755,000 1,841,968
c
Pine Isle Community Development District , Special Assessment , 144A, 2021 , 3.25% ,
12/15/41 ........................................................ 1,000,000 855,851
Poitras East Community Development District ,
Special Assessment , 2023 , 4.2% , 5/01/33 ............................... 800,000 797,620
Special Assessment , 2023 , 5% , 5/01/43 ................................. 2,000,000 2,000,098
River Hall Community Development District , Assessment Area , Special Assessment ,
2021 A-1 , Refunding , 3% , 5/01/31 ..................................... 500,000 454,737
State Board of Administration Finance Corp. , Florida Hurricane Catastrophe Fund ,
Revenue , 2024 A , 5.526% , 7/01/34 .................................... 6,600,000 6,647,358
State of Florida ,
GO , 2015 E , Refunding , 4% , 6/01/33 ................................... 11,855,000 11,840,462
GO , 2017 C , Refunding , 4% , 6/01/32 ................................... 7,855,000 7,831,177
GO , 2017 C , Refunding , 4% , 6/01/33 ................................... 5,000,000 5,066,731
c
Summerstone Community Development District , Assessment Phase 2 , Special
Assessment , 144A, 2021 , 3.15% , 5/01/41 ............................... 725,000 620,641
Tohopekaliga Water Authority , Revenue , 2016 , Refunding , 4% , 10/01/32 ..........
2,855,000 2,861,886
c
Village Community Development District No. 15 , Phase I , Special Assessment , 144A,
2023 , 4.85% , 5/01/38 ............................................... 1,000,000 1,011,671
Windward Community Development District , Assessments , Special Assessment , 2020
A-2 , 4.4% , 11/01/35 ................................................ 400,000 388,669
191,361,769
Georgia 4.5%
City of Atlanta ,
Water & Wastewater , Revenue , 2018 C , Refunding , 5% , 11/01/33 .............. 6,750,000 7,111,014
Water & Wastewater , Revenue , 2018 C , Refunding , 5% , 11/01/34 .............. 3,000,000 3,160,205
Cobb County Kennestone Hospital Authority ,
WellStar Health System Obligated Group , Revenue , 2020 A , Refunding , 4% , 4/01/32 900,000 893,030
WellStar Health System Obligated Group , Revenue , 2020 A , Refunding , 4% , 4/01/33 565,000 559,399
WellStar Health System Obligated Group , Revenue , 2020 A , Refunding , 4% , 4/01/34 450,000 445,817
WellStar Health System Obligated Group , Revenue , 2020 A , Refunding , 4% , 4/01/35 865,000 857,888
WellStar Health System Obligated Group , Revenue , 2020 A , Refunding , 4% , 4/01/36 1,400,000 1,384,684
WellStar Health System Obligated Group , Revenue , 2020 B , Refunding , 4% , 4/01/32 250,000 248,064
WellStar Health System Obligated Group , Revenue , 2020 B , Refunding , 4% , 4/01/33 250,000 247,522
WellStar Health System Obligated Group , Revenue , 2020 B , Refunding , 4% , 4/01/34 275,000 272,444
WellStar Health System Obligated Group , Revenue , 2020 B , Refunding , 4% , 4/01/35 275,000 272,739
WellStar Health System Obligated Group , Revenue , 2020 B , Refunding , 4% , 4/01/36 275,000 271,991

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Development Authority for Fulton County ,
Spelman College , Revenue , 2015 , Refunding , 5% , 6/01/28 ................... $ 3,785,000 $ 3,827,527
Spelman College , Revenue , 2015 , Refunding , 5% , 6/01/29 ................... 4,385,000 4,432,559
Spelman College , Revenue , 2015 , Refunding , 5% , 6/01/30 ................... 4,805,000 4,856,647
b
Development Authority of Monroe County (The) , Georgia Power Co. , Revenue, First
Series , 2009 , Refunding , Mandatory Put , 1% , 8/21/26 ...................... 2,375,000 2,157,755
Gainesville & Hall County Hospital Authority ,
Northeast Georgia Health System Obligated Group , Revenue , A , Refunding , 5% ,
2/15/27 ........................................................ 1,750,000 1,802,302
Northeast Georgia Health System Obligated Group , Revenue , A , Refunding , 5% ,
2/15/28 ........................................................ 2,100,000 2,167,782
Northeast Georgia Health System Obligated Group , Revenue , A , Refunding , 5% ,
2/15/29 ........................................................ 2,000,000 2,065,301
Northeast Georgia Health System Obligated Group , Revenue , A , Refunding , 5% ,
2/15/30 ........................................................ 1,000,000 1,032,528
Main Street Natural Gas, Inc. ,
Revenue , 2021 C , 4% , 12/01/25 ....................................... 1,000,000 991,130
b
Revenue , 2021 C , Mandatory Put , 4% , 12/01/28 ........................... 5,000,000 4,994,714
b
Revenue , 2022 A , Mandatory Put , 4% , 12/01/29 ........................... 10,000,000 9,953,221
b
Revenue , 2022 B , Mandatory Put , 5% , 6/01/29 ............................ 10,200,000 10,603,360
b,c
Revenue , 144A, 2022 C , Mandatory Put , 4% , 11/01/27 ...................... 12,000,000 11,794,760
b
Revenue , 2023 E-1 , Mandatory Put , 5% , 6/01/31 .......................... 11,495,000 12,123,625
Municipal Electric Authority of Georgia ,
Revenue , 2019 A , 5% , 1/01/30 ........................................ 1,000,000 1,043,547
Revenue , 2019 A , 5% , 1/01/31 ........................................ 600,000 626,555
Revenue , 2019 A , 5% , 1/01/32 ........................................ 500,000 522,192
Revenue , 2019 A , 5% , 1/01/33 ........................................ 1,000,000 1,044,306
Revenue , 2019 B , 5% , 1/01/29 ........................................ 500,000 515,075
Revenue , 2019 B , 5% , 1/01/30 ........................................ 480,000 495,230
Revenue , 2019 B , 5% , 1/01/31 ........................................ 700,000 722,701
Revenue , 2019 B , 5% , 1/01/32 ........................................ 750,000 774,416
Revenue , 2019 B , 5% , 1/01/33 ........................................ 1,045,000 1,078,939
Revenue , 2019 B , 5% , 1/01/34 ........................................ 700,000 722,672
96,073,641
Hawaii 1.2%
State of Hawaii ,
GO , EO , 5% , 8/01/28 ............................................... 21,695,000 21,737,023
Airports System , Revenue , 2020 A , 4% , 7/01/35 ........................... 4,420,000 4,359,810
26,096,833
Illinois 6.6%
Chicago Board of Education , Dedicated Capital Improvement Tax , Revenue , 2023 ,
5.25% , 4/01/40 ................................................... 3,720,000 4,003,677
Chicago O'Hare International Airport ,
Revenue, Senior Lien , 2020 C , Refunding , 4% , 1/01/35 ..................... 4,000,000 4,043,727
Revenue, Senior Lien , 2020 E , Refunding , 4% , 1/01/35 ..................... 1,560,000 1,577,053
Chicago Park District ,
GO , 2020 F-2 , Refunding , 5% , 1/01/32 .................................. 1,500,000 1,596,366
GO , 2020 F-2 , Refunding , 5% , 1/01/33 .................................. 3,000,000 3,189,309
GO , 2020 F-2 , Refunding , 4% , 1/01/34 .................................. 1,100,000 1,099,282
GO , 2020 F-2 , Refunding , 5% , 1/01/35 .................................. 2,375,000 2,524,294
Chicago Transit Authority Capital Grant Receipts , Revenue , 2021 , Refunding , 5% ,
6/01/28 ......................................................... 1,750,000 1,823,033
City of Berwyn , GO , 2022 B , Refunding , AGMC Insured , 4% , 12/01/41 ...........
6,000,000 5,979,415
City of Chicago ,
GO , 1999 , NATL Insured , Zero Cpn., 1/01/31 ............................. 4,000,000 2,989,375

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
City of Chicago, (continued)
GO , 2003 B , Refunding , 5% , 1/01/26 ................................... $ 1,795,000 $ 1,804,327
GO , 2021 A , Refunding , 5% , 1/01/33 ................................... 9,500,000 10,182,814
GO , 2021 A , Refunding , 5% , 1/01/34 ................................... 6,655,000 7,121,163
GO , 2021 B , Refunding , 4% , 1/01/35 ................................... 4,295,000 4,281,253
GO , 2021 B , Refunding , 4% , 1/01/38 ................................... 5,150,000 5,006,037
GO , 2023 A , 5% , 1/01/35 ............................................ 10,000,000 10,762,944
City of Galesburg ,
Knox College , Revenue , 2021 A , Refunding , 4% , 10/01/36 ................... 1,125,000 1,023,008
Knox College , Revenue , 2021 A , Refunding , 4% , 10/01/41 ................... 1,475,000 1,269,989
Illinois Finance Authority ,
Carle Foundation Obligated Group (The) , Revenue , 2021 A , Refunding , 4% , 8/15/40 12,645,000 12,227,524
Christian Homes, Inc. Obligated Group , Revenue , 2021 A , 4% , 5/15/28 ......... 1,065,000 426,000
Christian Homes, Inc. Obligated Group , Revenue , 2021 A , 4% , 5/15/29 ......... 1,100,000 440,000
Christian Homes, Inc. Obligated Group , Revenue , 2021 A , 4% , 5/15/30 ......... 1,310,000 524,000
Christian Homes, Inc. Obligated Group , Revenue , 2021 A , 4% , 5/15/31 ......... 1,095,000 438,000
Lifespace Communities, Inc. Obligated Group , Revenue , 2015 A , Refunding , 5% ,
5/15/35 ........................................................ 500,000 488,861
Northwestern University , Revenue , 2015 , 5% , 12/01/28 ..................... 1,675,000 1,786,392
Metropolitan Pier & Exposition Authority , Revenue , 2022 A , Refunding , 3% , 6/15/25 ..
1,000,000 984,833
Northern Illinois University ,
Revenue , 2021 , BAM Insured , 4% , 10/01/41 ............................. 400,000 373,560
Revenue , 2021 , BAM Insured , 4% , 10/01/43 ............................. 2,075,000 1,912,517
State of Illinois ,
GO , 2016 , Refunding , 5% , 2/01/26 ..................................... 1,000,000 1,018,858
GO , 2016 , Refunding , 5% , 2/01/29 ..................................... 2,250,000 2,314,655
GO , 2017 D , 3.25% , 11/01/26 ......................................... 750,000 730,531
GO , 2018 A , Refunding , 5% , 10/01/29 .................................. 1,125,000 1,181,927
GO , 2018 B , Refunding , 5% , 10/01/31 .................................. 1,500,000 1,577,579
GO , 2019 B , 5% , 11/01/30 ........................................... 1,125,000 1,196,174
GO , 2019 B , 4% , 11/01/38 ........................................... 4,680,000 4,575,802
GO , 2020 C , 4% , 10/01/37 ........................................... 8,170,000 8,037,961
GO , 2021 A , 5% , 3/01/46 ............................................ 2,000,000 2,073,473
GO , 2021 B , 4% , 12/01/39 ........................................... 2,500,000 2,415,048
GO , 2022 A , 5% , 3/01/29 ............................................ 6,385,000 6,731,612
GO , 2022 B , 5% , 10/01/30 ........................................... 10,000,000 10,727,652
GO , 2022 C , 5.5% , 10/01/40 ......................................... 3,700,000 4,099,628
c
Upper Illinois River Valley Development Authority , 2018 IAVF Timber Oaks & Prairie
View Obligated Group , Revenue , 144A, 2020 A , Refunding , 3.5% , 12/01/32 ...... 5,706,787 5,034,470
141,594,123
Indiana 1.7%
c
City of Goshen , Green Oaks of Goshen LLC , Revenue , 144A, 2021 B , 4.75% , 8/01/24 1,560,000 1,553,804
Indiana Finance Authority ,
CHF - Tippecanoe LLC , Revenue , 2023 A , 5% , 6/01/32 ..................... 650,000 682,540
CHF - Tippecanoe LLC , Revenue , 2023 A , 5% , 6/01/33 ..................... 830,000 872,561
CHF - Tippecanoe LLC , Revenue , 2023 A , 5% , 6/01/38 ..................... 1,600,000 1,657,726
Greencroft Goshen Obligated Group , Revenue , 2023 A , Refunding , 4% , 11/15/26 .. 1,065,000 1,041,182
Greencroft Goshen Obligated Group , Revenue , 2023 A , Refunding , 4% , 11/15/27 .. 1,150,000 1,119,618
Greencroft Goshen Obligated Group , Revenue , 2023 A , Refunding , 4% , 11/15/28 .. 1,235,000 1,199,657
Greencroft Goshen Obligated Group , Revenue , 2023 A , Refunding , 4% , 11/15/29 .. 1,330,000 1,288,773
Greencroft Goshen Obligated Group , Revenue , 2023 A , Refunding , 4% , 11/15/30 .. 1,425,000 1,377,717
Indianapolis Power & Light Co. , Revenue , 2021 A , Refunding , 1.4% , 8/01/29 ..... 3,000,000 2,501,418
State Revolving Fund , Revenue , 2018 A , 5% , 2/01/35 ...................... 6,795,000 7,139,581

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Indiana (continued)
Indianapolis Local Public Improvement Bond Bank , Revenue , 2021 A , Refunding ,
AGMC Insured , 4% , 6/01/37 .......................................... $ 15,000,000 $ 15,070,425
35,505,002
Iowa 1.1%
Iowa Finance Authority ,
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 A , 5% , 5/15/32 .... 680,000 677,338
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 A , 5% , 5/15/36 .... 650,000 635,691
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 A , 5% , 5/15/41 .... 350,000 325,745
b
Lifespace Communities, Inc. Obligated Group , Revenue , 2021 B , Refunding ,
Mandatory Put , 4.281% , 5/15/26 ..................................... 3,250,000 3,043,096
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 B , Refunding , 6.75% ,
5/15/33 ........................................................ 2,500,000 2,746,126
Iowa Higher Education Loan Authority ,
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/31 . 1,800,000 1,894,211
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/32 . 1,920,000 2,015,870
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/33 . 2,030,000 2,126,517
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/34 . 2,135,000 2,231,363
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/35 . 1,250,000 1,302,620
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/36 . 2,470,000 2,567,101
Des Moines University Osteopathic Medical Center , Revenue , 2020 , 5% , 10/01/37 . 2,595,000 2,684,267
Iowa Tobacco Settlement Authority , Revenue , 2021 B-1 , 2 , Refunding , 4% , 6/01/49 ..
1,220,000 1,187,409
23,437,354
Kansas 0.4%
State of Kansas , Department of Transportation , Revenue , 2014 A , 5% , 9/01/28 .....
8,000,000 8,026,300
Kentucky 1.6%
Eastern Kentucky University ,
Revenue , 2021 A , Refunding , 4% , 10/01/29 .............................. 1,355,000 1,362,540
Revenue , 2021 A , Refunding , 4% , 10/01/30 .............................. 1,410,000 1,420,948
Revenue , 2021 A , Refunding , 4% , 10/01/31 .............................. 1,470,000 1,475,229
Kentucky Economic Development Finance Authority ,
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 5% , 8/01/35 1,000,000 1,058,073
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 5% , 8/01/36 1,000,000 1,055,588
Kentucky Municipal Power Agency ,
Revenue , 2016 A , Refunding , NATL Insured , 5% , 9/01/34 .................... 6,500,000 6,550,866
Revenue , 2019 A , Refunding , 5% , 9/01/31 ............................... 1,500,000 1,548,159
Revenue , 2019 A , Refunding , 5% , 9/01/32 ............................... 1,600,000 1,648,710
Revenue , 2019 A , Refunding , 5% , 9/01/33 ............................... 1,000,000 1,029,584
Kentucky State Property & Building Commission , Kentucky Finance and Administration
Cabinet , Revenue , BAM Insured , 5% , 5/01/32 ............................ 2,000,000 2,100,283
Kentucky Turnpike Authority , Kentucky Transportation Cabinet , Revenue , B ,
Refunding , 5% , 7/01/28 ............................................. 3,000,000 3,137,782
Paducah Electric Plant Board ,
Revenue , 2016 A , Refunding , AGMC Insured , 5% , 10/01/29 .................. 5,500,000 5,647,581
Revenue , 2016 A , Refunding , AGMC Insured , 5% , 10/01/31 .................. 5,500,000 5,625,394
33,660,737
Louisiana 4.3%
East Baton Rouge Sewerage Commission ,
Revenue , 2019 A , Refunding , 4% , 2/01/35 ............................... 1,310,000 1,323,244
Revenue , 2019 A , Refunding , 4% , 2/01/36 ............................... 2,000,000 2,019,177
Jefferson Sales Tax District , Revenue , 2019 B , AGMC Insured , 4% , 12/01/36 .......
6,000,000 6,057,348
Lafayette Consolidated Government ,
Revenue , 2015 , Refunding , AGMC Insured , 5% , 11/01/25 ................... 2,400,000 2,440,219
Revenue , 2015 , Refunding , AGMC Insured , 5% , 11/01/27 ................... 3,500,000 3,556,194

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Lafayette Consolidated Government, (continued)
Revenue , 2015 , Refunding , AGMC Insured , 5% , 11/01/29 ................... $ 4,685,000 $ 4,753,131
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
c
City of New Orleans , Revenue , 144A, 2021 , 4% , 11/01/46 ................... 9,545,000 8,503,324
c
Invest in Americas Veterans Foundation Louisiana, Inc. , Revenue , 144A, 2020 A ,
Refunding , 3.5% , 12/01/32 ......................................... 1,960,000 1,765,802
Louisiana Utilities Restoration Corp. ELL System Restoration , Revenue , 2022 A ,
3.615% , 2/01/29 ................................................. 8,601,141 8,400,069
c
Patriot Services Group Obligated Group , Revenue , 144A, 2021 A , 3.75% , 10/01/38 4,592,712 3,697,498
c
Patriot Services Group Obligated Group , Revenue , 144A, 2021 B , 5.25% , 10/01/32 5,350,000 4,618,213
Louisiana Public Facilities Authority ,
Ochsner Clinic Foundation Obligated Group , Revenue , 2016 , 5% , 5/15/29 ....... 1,240,000 1,261,333
Ochsner Clinic Foundation Obligated Group , Revenue , 2016 , Pre-Refunded , 5% ,
5/15/29 ........................................................ 10,000 10,254
Ochsner Clinic Foundation Obligated Group , Revenue , 2016 , 5% , 5/15/30 ....... 995,000 1,012,097
Ochsner Clinic Foundation Obligated Group , Revenue , 2016 , Pre-Refunded , 5% ,
5/15/30 ........................................................ 5,000 5,127
Ochsner Clinic Foundation Obligated Group , Revenue , 2016 , 5% , 5/15/32 ....... 1,485,000 1,509,665
Ochsner Clinic Foundation Obligated Group , Revenue , 2016 , Pre-Refunded , 5% ,
5/15/32 ........................................................ 15,000 15,380
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/28 1,000,000 1,027,061
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/29 2,000,000 2,056,567
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/30 2,250,000 2,313,536
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/31 1,745,000 1,794,486
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/32 1,750,000 1,798,509
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/33 2,000,000 2,053,152
Tulane University , Revenue , 2020 A , Refunding , 5% , 4/01/36 ................. 4,750,000 5,120,141
Tulane University , Revenue , 2020 A , Refunding , 5% , 4/01/37 ................. 2,000,000 2,147,169
Tulane University , Revenue , 2020 A , Refunding , 5% , 4/01/38 ................. 3,120,000 3,331,803
b
Parish of St. John the Baptist , Marathon Oil Corp. , Revenue , 2017 B-2 , Refunding ,
Mandatory Put , 2.375% , 7/01/26 ...................................... 2,500,000 2,382,837
Port New Orleans Board of Commissioners ,
Revenue , 2020 E , 5% , 4/01/35 ........................................ 1,000,000 1,044,728
Revenue , 2020 E , 5% , 4/01/36 ........................................ 1,495,000 1,564,913
Revenue , 2020 E , 5% , 4/01/37 ........................................ 1,065,000 1,110,339
Revenue , 2020 E , 5% , 4/01/38 ........................................ 1,000,000 1,037,588
Revenue , 2020 E , 5% , 4/01/39 ........................................ 2,750,000 2,847,457
State of Louisiana , GO , 2014 C , Refunding , 5% , 8/01/25 ......................
10,000,000 10,016,812
92,595,173
Maine 0.3%
Maine Health & Higher Educational Facilities Authority ,
MaineHealth Obligated Group , Revenue , 2020 A , 5% , 7/01/35 ................ 1,000,000 1,065,888
MaineHealth Obligated Group , Revenue , 2020 A , 4% , 7/01/36 ................ 1,000,000 1,004,412
MaineHealth Obligated Group , Revenue , 2020 A , 4% , 7/01/37 ................ 1,150,000 1,146,435
MaineHealth Obligated Group , Revenue , 2020 A , 4% , 7/01/38 ................ 2,690,000 2,660,437
5,877,172
Maryland 3.4%
City of Baltimore ,
Wastewater Utility Fund , Revenue , 2017 A , 5% , 7/01/29 ..................... 1,000,000 1,036,901
Wastewater Utility Fund , Revenue , 2017 A , 5% , 7/01/30 ..................... 2,940,000 3,050,467
Wastewater Utility Fund , Revenue , 2017 A , 5% , 7/01/31 ..................... 2,085,000 2,163,882
Wastewater Utility Fund , Revenue , 2017 A , 5% , 7/01/32 ..................... 3,240,000 3,362,376
Wastewater Utility Fund , Revenue , 2017 C , Refunding , 5% , 7/01/30 ............ 6,450,000 6,692,352
Wastewater Utility Fund , Revenue , 2017 C , Refunding , 5% , 7/01/32 ............ 5,905,000 6,128,034

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
City of Baltimore, (continued)
Wastewater Utility Fund , Revenue, Senior Lien , D , Refunding , 5% , 7/01/28 ...... $ 2,790,000 $ 2,808,115
Wastewater Utility Fund , Revenue, Senior Lien , D , Refunding , 5% , 7/01/29 ...... 5,835,000 5,871,483
Water Utility Fund , Revenue , 2017 A , 5% , 7/01/29 ......................... 1,320,000 1,368,709
Water Utility Fund , Revenue , 2017 A , 5% , 7/01/30 ......................... 1,785,000 1,852,069
Water Utility Fund , Revenue , 2017 A , 5% , 7/01/31 ......................... 3,765,000 3,907,442
Water Utility Fund , Revenue , 2017 A , 5% , 7/01/32 ......................... 4,000,000 4,151,081
Maryland Community Development Administration , Residential , Revenue , 2019 B ,
Refunding , 3% , 9/01/34 ............................................. 5,000,000 4,333,628
Maryland Health & Higher Educational Facilities Authority ,
Frederick Health, Inc. Obligated Group , Revenue , 2020 , Refunding , 3.25% , 7/01/39 500,000 393,973
Frederick Health, Inc. Obligated Group , Revenue , 2020 , Refunding , 4% , 7/01/40 .. 300,000 282,792
University of Maryland Medical System Obligated Group , Revenue , 2017 B ,
Refunding , 5% , 7/01/30 ............................................ 8,520,000 8,792,164
University of Maryland Medical System Obligated Group , Revenue , 2017 B ,
Refunding , 5% , 7/01/31 ............................................ 7,415,000 7,654,825
Town of Chestertown ,
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/28 ............... 1,000,000 1,008,629
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/29 ............... 1,340,000 1,355,289
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/30 ............... 2,810,000 2,846,070
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/31 ............... 1,480,000 1,498,907
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/32 ............... 1,550,000 1,566,320
72,125,508
Massachusetts 2.1%
Commonwealth of Massachusetts ,
GO , A , Refunding , 5% , 7/01/28 ....................................... 7,500,000 7,598,105
GO , A , Refunding , 5% , 7/01/29 ....................................... 6,000,000 6,082,157
Massachusetts Development Finance Agency ,
Tufts Medicine Obligated Group , Revenue , 2020 C , Refunding , AGMC Insured , 5% ,
10/01/30 ....................................................... 150,000 162,137
Tufts Medicine Obligated Group , Revenue , 2020 C , Refunding , AGMC Insured , 5% ,
10/01/31 ....................................................... 475,000 513,249
Tufts Medicine Obligated Group , Revenue , 2020 C , Refunding , AGMC Insured , 5% ,
10/01/32 ....................................................... 450,000 483,275
Tufts Medicine Obligated Group , Revenue , 2020 C , Refunding , AGMC Insured , 5% ,
10/01/33 ....................................................... 525,000 560,500
Tufts Medicine Obligated Group , Revenue , 2020 C , Refunding , AGMC Insured , 5% ,
10/01/34 ....................................................... 450,000 478,108
Massachusetts Port Authority ,
Revenue , 2019 C , 5% , 7/01/32 ........................................ 4,220,000 4,454,763
Revenue , 2019 C , 5% , 7/01/33 ........................................ 4,430,000 4,676,083
Massachusetts Water Resources Authority , Revenue , C , Refunding , 5% , 8/01/32 ....
13,920,000 14,643,499
University of Massachusetts Building Authority , Revenue , 2017-3 , Refunding , 5% ,
11/01/32 ........................................................ 5,000,000 5,260,480
44,912,356
Michigan 1.7%
Lansing Board of Water & Light , Revenue , 2019 A , 5% , 7/01/36 .................
4,645,000 4,996,926
Lansing School District ,
GO , 2016 I , 5% , 5/01/30 ............................................. 1,860,000 1,910,159
GO , 2016 I , 5% , 5/01/31 ............................................. 2,010,000 2,063,079
GO , 2016 I , 5% , 5/01/32 ............................................. 2,310,000 2,363,268
Michigan Finance Authority , Trinity Health Corp. Obligated Group , Revenue , 2016 MI ,
Refunding , 5% , 12/01/34 ............................................ 8,200,000 8,369,856
Michigan State Hospital Finance Authority ,
Ascension Health Credit Group , Revenue , 1999 B-3 , 4% , 11/15/33 ............. 5,100,000 5,137,738

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Michigan State Hospital Finance Authority, (continued)
Trinity Health Corp. Obligated Group , Revenue , 2008 C , Refunding , 5% , 12/01/31 . $ 2,700,000 $ 2,811,958
Trinity Health Corp. Obligated Group , Revenue , 2008 C , 5% , 12/01/32 .......... 1,115,000 1,157,639
Trinity Health Corp. Obligated Group , Revenue , 2008 C , Pre-Refunded , 5% , 12/01/32 135,000 142,175
Michigan State Housing Development Authority , Revenue , 2019 A-1 , 3% , 10/01/39 ..
3,500,000 2,850,121
b
Michigan Strategic Fund , Consumers Energy Co. , Revenue , 2005 , Mandatory Put ,
0.875% , 10/08/26 .................................................. 5,000,000 4,473,730
36,276,649
Mississippi 0.5%
c
Mississippi Development Bank , County of Hancock , Revenue , 144A, 2019 , 4.55% ,
11/01/39 ........................................................ 1,860,000 1,866,568
Mississippi Home Corp. ,
c
Patriot Services Group Obligated Group , Revenue , 144A, 2021 A-5 , 4% , 6/01/46 .. 8,143,623 6,075,448
Patriot Services Group Pascagoula Portfolio II Obligated Group , Revenue , 2021 D-8 ,
3.65% , 6/01/33 .................................................. 101,412 87,136
Patriot Services Group Pascagoula Portfolio II Obligated Group , Revenue , 2021 D-8 ,
4.15% , 6/01/46 .................................................. 400,000 305,671
c
Patriot Services Group Pascagoula Portfolio II Obligated Group , Revenue , 144A,
2021 E-8 , 5.5% , 6/01/36 ........................................... 2,540,000 1,966,092
10,300,915
Missouri 1.7%
Health & Educational Facilities Authority of the State of Missouri , Mercy Health ,
Revenue , 2018 A , Refunding , 5% , 6/01/31 ............................... 12,500,000 13,144,894
Missouri Joint Municipal Electric Utility Commission ,
Plum Point Project , Revenue , 2014 A , Refunding , 5% , 1/01/27 ................ 3,250,000 3,267,770
Plum Point Project , Revenue , 2014 A , Refunding , 5% , 1/01/28 ................ 4,500,000 4,518,975
Plum Point Project , Revenue , 2014 A , Refunding , 5% , 1/01/29 ................ 4,045,000 4,063,666
Southeast Missouri State University ,
Revenue , 2020 , Refunding , 4% , 4/01/33 ................................. 2,745,000 2,727,818
Revenue , 2020 , Refunding , 4% , 4/01/34 ................................. 2,180,000 2,161,475
Revenue , 2020 , Refunding , 4% , 4/01/35 ................................. 1,575,000 1,560,692
Revenue , 2020 , Refunding , 4% , 4/01/36 ................................. 3,205,000 3,161,076
Revenue , 2020 , Refunding , 4% , 4/01/37 ................................. 2,000,000 1,949,844
36,556,210
Nebraska 0.2%
b
Central Plains Energy Project , Revenue , 2022-1 , Mandatory Put , 5% , 10/01/29 ..... 5,000,000 5,204,855
New Jersey 2.2%
Hudson County Improvement Authority , County of Hudson , Revenue , 2010 , Refunding ,
AGMC Insured , 5.375% , 10/01/24 ..................................... 2,050,000 2,060,338
New Jersey Economic Development Authority ,
New Jersey Transit Corp. , Revenue , 2022 A , 5% , 11/01/39 ................... 16,000,000 17,292,922
State of New Jersey Department of the Treasury , Revenue , 2019 LLL , 5% , 6/15/39 1,000,000 1,054,521
State of New Jersey Department of the Treasury , Revenue , AAA , Pre-Refunded , 5% ,
6/15/34 ........................................................ 5,000,000 5,187,534
New Jersey Educational Facilities Authority , State of New Jersey , Revenue , 2016 B ,
5% , 9/01/36 ...................................................... 5,000,000 5,116,981
New Jersey Health Care Facilities Financing Authority ,
Inspira Health Obligated Group , Revenue , 2017 A , 5% , 7/01/30 ............... 900,000 922,445
Inspira Health Obligated Group , Revenue , 2017 A , 5% , 7/01/31 ............... 1,080,000 1,106,421
New Jersey Higher Education Student Assistance Authority ,
Revenue, Senior Lien , 2020 A , Refunding , 3.5% , 12/01/39 ................... 2,815,000 2,570,410
Revenue, Senior Lien , 2020 B , 3.5% , 12/01/39 ............................ 1,310,000 1,237,008

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Transportation Trust Fund Authority , Revenue , 2021 A , Refunding , 4% ,
6/15/36 ......................................................... $ 6,200,000 $ 6,244,120
New Jersey Turnpike Authority , Revenue , 2021 A , 4% , 1/01/42 .................
1,800,000 1,804,028
Newark Board of Education ,
GO , 2021 , Refunding , BAM Insured , 5% , 7/15/26 .......................... 275,000 282,351
GO , 2021 , Refunding , BAM Insured , 5% , 7/15/27 .......................... 330,000 343,083
GO , 2021 , Refunding , BAM Insured , 5% , 7/15/28 .......................... 325,000 341,681
GO , 2021 , Refunding , BAM Insured , 5% , 7/15/29 .......................... 320,000 340,163
GO , 2021 , Refunding , BAM Insured , 5% , 7/15/31 .......................... 400,000 433,498
GO , 2021 , Refunding , BAM Insured , 5% , 7/15/32 .......................... 430,000 464,507
46,802,011
New Mexico 0.5%
City of Farmington , Public Service Co. of New Mexico , Revenue , 2016 A , Refunding ,
2.15% , 4/01/33 ................................................... 13,500,000 10,617,481
New York 5.5%
City of New York ,
GO , 2015 C , Refunding , 5% , 8/01/25 ................................... 2,000,000 2,017,706
GO , 2015 C , Refunding , 5% , 8/01/27 ................................... 7,500,000 7,558,449
GO , 2019 E , Refunding , 5% , 8/01/34 ................................... 3,500,000 3,734,772
GO , 2021 C , 4% , 8/01/37 ............................................ 5,000,000 5,055,223
GO , 2023 A-1 , 4% , 9/01/46 .......................................... 5,000,000 4,796,581
GO , A-1 2017 A , 5% , 8/01/29 ......................................... 10,000,000 10,251,692
Metropolitan Transportation Authority ,
b
Revenue , 2015 A-2 , Mandatory Put , 5% , 5/15/30 .......................... 7,000,000 7,441,300
Revenue , 2016 A-2 , Refunding , 5% , 11/15/25 ............................. 11,090,000 11,305,230
Revenue , 2016 B , Refunding , 5% , 11/15/34 .............................. 3,265,000 3,365,582
Revenue , 2017 B , Refunding , 5% , 11/15/26 .............................. 2,140,000 2,211,372
Revenue , 2017 C-1 , Refunding , 5% , 11/15/31 ............................ 1,870,000 1,962,296
Revenue , 2017 C-1 , Refunding , 4% , 11/15/37 ............................ 2,500,000 2,450,394
New York City Industrial Development Agency ,
Queens Ballpark Co. LLC , Revenue , 2021 A , Refunding , AGMC Insured , 5% , 1/01/27 1,000,000 1,031,320
Yankee Stadium LLC , Revenue , 2020 A , Refunding , AGMC Insured , 3% , 3/01/36 .. 2,500,000 2,189,296
New York City Transitional Finance Authority ,
Future Tax Secured , Revenue , 2020 C , 4% , 5/01/37 ........................ 1,400,000 1,429,782
Future Tax Secured , Revenue , 2024 F-2 , 4.67% , 2/01/33 .................... 7,000,000 6,811,260
New York Liberty Development Corp. , Revenue , 2021 A , Refunding , 0.95% , 11/15/27
2,340,000 2,029,070
New York State Dormitory Authority ,
Revenue , 2009 A , AGMC Insured , 5% , 10/01/24 ........................... 80,000 80,070
Northwell Health Obligated Group , Revenue , 2015 A , Refunding , 5% , 5/01/29 .... 10,000,000 10,076,555
State of New York Personal Income Tax , Revenue , 2014 E , 5% , 2/15/30 ......... 4,980,000 5,013,494
State of New York Personal Income Tax , Revenue , 2014 E , Pre-Refunded , 5% ,
2/15/30 ........................................................ 20,000 20,162
State of New York Personal Income Tax , Revenue , 2018 A , 5% , 3/15/32 ......... 9,995,000 10,622,858
State of New York Personal Income Tax , Revenue , 2018 A , Pre-Refunded , 5% ,
3/15/32 ........................................................ 5,000 5,300
New York Transportation Development Corp. , Delta Air Lines, Inc. , Revenue , 2023 , 6% ,
4/01/35 ......................................................... 4,275,000 4,860,345
Port Authority of New York & New Jersey , Revenue , 234 , Refunding , 5.25% , 8/01/42 .
2,500,000 2,675,038
Troy Capital Resource Corp. ,
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/28 ...... 1,300,000 1,360,685
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/30 ...... 2,900,000 3,108,205
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/34 ...... 4,425,000 4,721,341
118,185,378

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina 0.1%
North Carolina State Education Assistance Authority ,
Revenue, Senior Lien , 2020 A , 5% , 6/01/25 .............................. $ 125,000 $ 126,064
Revenue, Senior Lien , 2020 A , 5% , 6/01/26 .............................. 300,000 305,093
Revenue, Senior Lien , 2020 A , 5% , 6/01/27 .............................. 450,000 460,195
Revenue, Senior Lien , 2020 A , 5% , 6/01/28 .............................. 500,000 516,937
Revenue, Senior Lien , 2020 A , 5% , 6/01/29 .............................. 350,000 362,626
Revenue, Senior Lien , 2020 A , 3.125% , 6/01/39 ........................... 15,000 15,000
1,785,915
North Dakota 0.4%
City of Grand Forks ,
Altru Health System Obligated Group , Revenue , 2021 , Refunding , 5% , 12/01/29 .. 1,600,000 1,613,927
Altru Health System Obligated Group , Revenue , 2021 , Refunding , 5% , 12/01/30 .. 1,600,000 1,612,536
Altru Health System Obligated Group , Revenue , 2021 , Refunding , 5% , 12/01/31 .. 1,300,000 1,311,853
City of Horace , GO , 2023 B , Refunding , 5.125% , 7/01/25 .....................
4,250,000 4,252,677
8,790,993
Ohio 1.9%
County of Franklin , Ohio Living Obligated Group , Revenue , 2023 , Refunding , 5% ,
7/01/31 ......................................................... 5,000,000 5,008,355
c
Ohio Housing Finance Agency ,
Revenue , 144A, 2023 B , 6% , 2/01/26 ................................... 4,100,000 4,119,908
Middletown Phase Two LP , Revenue , 144A, 2023 B , 6.25% , 3/01/26 ........... 6,850,000 6,899,681
Ohio Water Development Authority , Water Pollution Control Loan Fund , Revenue , 2017
A , 5% , 12/01/31 ................................................... 10,000,000 10,438,174
Port of Greater Cincinnati Development Authority , Revenue , 2024 B , Refunding , AGMC
Insured , 4.375% , 12/01/58 ........................................... 12,535,000 12,217,649
State of Ohio ,
Premier Health Partners Obligated Group , Revenue , 2020 , Refunding , 5% , 11/15/35 1,000,000 1,020,501
Premier Health Partners Obligated Group , Revenue , 2020 , Refunding , 4% , 11/15/36 905,000 843,167
40,547,435
Oregon 2.1%
Clackamas County School District No. 12 North Clackamas , GO , B , 5% , 6/15/32 ....
3,725,000 3,875,016
County of Yamhill , Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/35 ...
5,240,000 5,338,167
Hillsboro School District No. 1J ,
GO , 2020 , 4% , 6/15/36 ............................................. 2,605,000 2,655,012
GO , 2020 , 4% , 6/15/38 ............................................. 4,575,000 4,608,779
Medford Hospital Facilities Authority ,
Asante Health System Obligated Group , Revenue , 2020 A , Refunding , 5% , 8/15/34 1,100,000 1,175,143
Asante Health System Obligated Group , Revenue , 2020 A , Refunding , 5% , 8/15/35 800,000 854,222
Asante Health System Obligated Group , Revenue , 2020 A , Refunding , 5% , 8/15/36 1,300,000 1,384,205
Oregon State Facilities Authority ,
Samaritan Health Services, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% ,
10/01/25 ....................................................... 425,000 428,103
Samaritan Health Services, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% ,
10/01/26 ....................................................... 150,000 151,811
Samaritan Health Services, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% ,
10/01/28 ....................................................... 325,000 332,303
Samaritan Health Services, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% ,
10/01/29 ....................................................... 600,000 617,687
Samaritan Health Services, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% ,
10/01/35 ....................................................... 275,000 285,185
Willamette University , Revenue , 2021 A , Refunding , 4% , 10/01/51 ............. 2,000,000 1,629,785
Salem Hospital Facility Authority ,
Salem Health Obligated Group , Revenue , 2019 A , Refunding , 5% , 5/15/34 ....... 3,780,000 3,998,900
Salem Health Obligated Group , Revenue , 2019 A , Refunding , 5% , 5/15/35 ....... 9,010,000 9,514,214

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Salem-Keizer School District No. 24J , GO , 2020 C , 4% , 6/15/37 ................
$ 5,620,000 $ 5,705,206
c
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/39 ............................ 2,405,000 2,440,834
44,994,572
Pennsylvania 3.5%
Allegheny County Airport Authority ,
Revenue , 2023 A , AGMC Insured , 5.5% , 1/01/41 .......................... 1,000,000 1,099,677
Revenue , 2023 A , AGMC Insured , 5.5% , 1/01/42 .......................... 1,000,000 1,096,121
Allegheny County Hospital Development Authority , UPMC Obligated Group , Revenue ,
2019 A , Refunding , 5% , 7/15/34 ....................................... 5,000,000 5,302,212
Allentown Neighborhood Improvement Zone Development Authority ,
Revenue , 2022 , Refunding , 5% , 5/01/28 ................................. 600,000 616,989
Revenue , 2022 , Refunding , 5% , 5/01/29 ................................. 600,000 621,164
Revenue , 2022 , Refunding , 5% , 5/01/30 ................................. 700,000 728,427
Revenue , 2022 , Refunding , 5% , 5/01/31 ................................. 675,000 705,717
City of Philadelphia , Water & Wastewater , Revenue , 2017 B , Refunding , 5% , 11/01/31
5,750,000 6,015,170
Lehigh County Industrial Development Authority , PPL Electric Utilities Corp. , Revenue ,
2016 B , Refunding , 2.625% , 2/15/27 ................................... 5,855,000 5,577,683
Pennsylvania Economic Development Financing Authority ,
UPMC Obligated Group , Revenue , 2020 A , 5% , 4/15/33 ..................... 2,100,000 2,248,277
UPMC Obligated Group , Revenue , 2020 A , 5% , 4/15/34 ..................... 1,750,000 1,872,121
UPMC Obligated Group , Revenue , 2020 A , 5% , 4/15/35 ..................... 1,450,000 1,549,441
UPMC Obligated Group , Revenue , 2023 B , Refunding , 4% , 5/15/40 ............ 2,525,000 2,463,289
UPMC Obligated Group , Revenue , 2023 B , Refunding , 4% , 5/15/41 ............ 2,375,000 2,296,389
UPMC Obligated Group , Revenue , 2023 B , Refunding , 4% , 5/15/42 ............ 2,815,000 2,698,638
b
Waste Management Obligated Group , Revenue , 2009 , Mandatory Put , 0.95% ,
12/01/26 ....................................................... 3,000,000 2,733,468
b
Waste Management, Inc. , Revenue , 2017 A , Mandatory Put , 0.58% , 8/01/24 ..... 5,500,000 5,462,635
b
Waste Management, Inc. , Revenue , 2021 B , Refunding , Mandatory Put , 1.1% ,
11/02/26 ....................................................... 6,750,000 6,191,360
Pennsylvania Higher Educational Facilities Authority ,
Drexel University , Revenue , 2020 A , Refunding , AGMC Insured , 5% , 5/01/39 ..... 6,950,000 7,346,336
University of Pennsylvania Health System Obligated Group (The) , Revenue , 2017 A ,
4% , 8/15/34 .................................................... 5,895,000 5,916,559
Pennsylvania State University (The) , Revenue , A , 5% , 9/01/30 .................
4,000,000 4,188,930
Philadelphia Authority for Industrial Development , MaST Community Charter School II ,
Revenue , 2020 A , 5% , 8/01/40 ........................................ 300,000 293,955
Philadelphia Gas Works Co. ,
Revenue , 15th , Refunding , 5% , 8/01/30 ................................. 2,000,000 2,062,336
Revenue , 15th , Refunding , 5% , 8/01/31 ................................. 4,030,000 4,159,719
Redevelopment Authority of the City of Philadelphia , Revenue , 2021 A , BAM Insured ,
2.799% , 9/01/33 ................................................... 2,425,000 2,042,455
75,289,068
Rhode Island 0.1%
State of Rhode Island ,
GO , 2019 C , 4% , 1/15/34 ............................................ 1,520,000 1,546,046
GO , 2019 C , 4% , 1/15/35 ............................................ 600,000 609,616
2,155,662

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
South Carolina 3.1%
c
County of Richland , Village at Sandhill Improvement District , Special Assessment ,
144A, 2021 , Refunding , 3.625% , 11/01/31 ............................... $ 1,000,000 $ 846,806
b
Patriots Energy Group Financing Agency , Revenue , 2023 A-1 , Mandatory Put , 5.25% ,
8/01/31 ......................................................... 27,500,000 29,092,951
South Carolina Jobs-Economic Development Authority ,
c
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 6,500,000 5,513,050
c
Revenue , 144A, 2021 A-2 , 5.3% , 12/01/29 ............................... 1,805,000 1,609,490
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 7,400,000 6,276,395
c
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-1 , Zero Cpn., 6/01/37 11,000,000 8,456,502
Prisma Health Obligated Group , Revenue , 2018 A , Refunding , 5% , 5/01/33 ...... 6,000,000 6,207,797
South Carolina Public Service Authority ,
Revenue , 2020 A , Refunding , 5% , 12/01/31 .............................. 2,355,000 2,515,816
Revenue , 2021 A , Refunding , 5% , 12/01/25 .............................. 1,000,000 1,016,240
Revenue , 2021 A , Refunding , 5% , 12/01/26 .............................. 750,000 768,876
c
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 B , 4% , 12/01/24 .................................. 3,300,000 3,265,306
65,569,229
South Dakota 0.0%
†
South Dakota Health & Educational Facilities Authority , Presbyterian Retirement Village
of Rapid City, Inc. , Revenue , 2021 , Refunding , 3% , 9/01/41 .................. 1,150,000 870,831
Tennessee 2.3%
Chattanooga Health Educational & Housing Facility Board ,
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 5% , 8/01/31 1,500,000 1,587,463
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 5% , 8/01/34 1,000,000 1,058,937
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 5% , 8/01/35 2,550,000 2,698,085
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 4% , 8/01/36 1,000,000 970,306
State of Tennessee , GO , 2023 A , 5% , 5/01/31 ..............................
5,565,000 6,198,677
b
Tennergy Corp. , Revenue , 2022 A , Mandatory Put , 5.5% , 12/01/30 .............. 21,895,000 23,167,459
b
Tennessee Energy Acquisition Corp. , Revenue , 2023 A-1 , Refunding , Mandatory Put ,
5% , 5/01/28 ...................................................... 5,250,000 5,425,361
Tennessee State School Bond Authority , Revenue , 2015 B , 5% , 11/01/28 .........
8,180,000 8,367,919
49,474,207
Texas 5.1%
City of Austin , Water & Wastewater System , Revenue , 2012 , Refunding , 5% , 11/15/27
805,000 807,354
City of Dallas ,
Waterworks & Sewer System , Revenue , 2017 , Refunding , 5% , 10/01/30 ........ 1,500,000 1,570,149
Waterworks & Sewer System , Revenue , 2017 , Refunding , 5% , 10/01/31 ........ 2,500,000 2,616,480
Waterworks & Sewer System , Revenue , 2017 , Refunding , 5% , 10/01/32 ........ 1,000,000 1,046,519
City of El Paso ,
GO , 2020 A , Refunding , 4% , 8/15/35 ................................... 1,000,000 1,012,739
GO , 2020 A , Refunding , 4% , 8/15/36 ................................... 1,000,000 1,008,935
City of San Antonio , Electric & Gas Systems , Revenue , 2015 , Refunding , 5% , 2/01/27
10,415,000 10,625,616
Clifton Higher Education Finance Corp. , Southwestern University , Revenue , 2022 , 4% ,
8/15/42 ......................................................... 10,535,000 10,001,090
Conroe Local Government Corp. ,
Conroe Convention Center Hotel , Revenue, First Lien , 2021 A , 2.5% , 10/01/31 .... 500,000 379,124
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 5% , 10/01/30 .... 100,000 107,096
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 5% , 10/01/31 .... 60,000 64,752
County of Harris ,
Toll Road , Revenue, Senior Lien , 2018 A , Refunding , 5% , 8/15/32 ............. 2,500,000 2,636,323
Toll Road , Revenue, Senior Lien , 2018 A , Refunding , 5% , 8/15/33 ............. 2,500,000 2,633,487

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Dallas Convention Center Hotel Development Corp. , Revenue , 2009 B , 7.088% ,
1/01/42 ......................................................... $ 8,715,000 $ 9,723,743
Ector County Hospital District ,
GO , 2020 , Refunding , 5% , 9/15/29 ..................................... 800,000 815,417
GO , 2020 , Refunding , 5% , 9/15/30 ..................................... 745,000 762,674
GO , 2020 , Refunding , 5% , 9/15/31 ..................................... 450,000 459,379
GO , 2020 , Refunding , 5% , 9/15/32 ..................................... 600,000 612,758
GO , 2020 , Refunding , 5% , 9/15/33 ..................................... 650,000 663,750
GO , 2020 , Refunding , 4% , 9/15/34 ..................................... 650,000 583,787
GO , 2020 , Refunding , 4% , 9/15/35 ..................................... 700,000 623,630
Kaufman County Fresh Water Supply District No. 1-D ,
GO , 2021 , 2% , 9/01/28 ............................................. 155,000 133,038
GO , 2021 , 2% , 9/01/29 ............................................. 155,000 129,645
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 3% , 9/01/34 200,000 170,985
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 4% , 9/01/35 225,000 210,406
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 4% , 9/01/36 250,000 232,355
c
Lakeside Place PFC , Torrey Chase Apartments LP , Revenue , 144A, 2021 , 3.48% ,
12/15/39 ........................................................ 3,944,706 3,012,545
Lower Colorado River Authority , LCRA Transmission Services Corp. , Revenue , 2021 ,
Refunding , 5% , 5/15/27 ............................................. 2,000,000 2,078,193
North Texas Tollway Authority , North Texas Tollway System , Revenue, First Tier , A ,
Refunding , 4% , 1/01/33 ............................................. 5,000,000 4,993,013
c
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-1 , 4.5% , 12/01/37 ........... 12,000,000 10,182,460
San Antonio Education Facilities Corp. ,
University of the Incarnate Word , Revenue , 2021 A , Refunding , 4% , 4/01/37 ...... 635,000 582,152
University of the Incarnate Word , Revenue , 2021 A , Refunding , 4% , 4/01/39 ...... 2,435,000 2,150,682
University of the Incarnate Word , Revenue , 2021 A , Refunding , 4% , 4/01/40 ...... 2,000,000 1,744,126
Texas Municipal Gas Acquisition & Supply Corp. III ,
Revenue , 2021 , Refunding , 5% , 12/15/27 ................................ 1,000,000 1,019,652
Revenue , 2021 , Refunding , 5% , 12/15/30 ................................ 10,000,000 10,258,889
b
Texas Municipal Gas Acquisition & Supply Corp. IV , Revenue , 2023 A , Mandatory Put ,
5.5% , 1/01/30 .................................................... 19,500,000 20,812,399
c
Town of Little Elm , Valencia Public Improvement District Improvement Area No. 3 ,
Special Assessment , 144A, 2021 , 2.875% , 9/01/31 ......................... 281,000 232,942
Westside 211 Special Improvement District ,
GO, Sub. Lien , 2021 , 2% , 8/15/29 ..................................... 290,000 250,525
GO, Sub. Lien , 2021 , 2.25% , 8/15/31 ................................... 300,000 250,421
GO, Sub. Lien , 2021 , 3% , 8/15/33 ..................................... 315,000 271,875
GO, Sub. Lien , 2021 , 3% , 8/15/35 ..................................... 335,000 283,967
GO, Sub. Lien , 2021 , 3% , 8/15/37 ..................................... 355,000 287,856
108,042,928
Utah 0.2%
City of Lehi , Franchise & Sales Tax , Revenue , 2021 , AGMC Insured , 4% , 2/01/48 ...
3,000,000 2,786,426
Utah Infrastructure Agency , Revenue , 2021 , 4% , 10/15/35 .....................
400,000 382,163
3,168,589
Virginia 1.8%
City of Richmond , Public Utility , Revenue , 2016 A , Pre-Refunded , 5% , 1/15/32 ......
10,000,000 10,253,238
Virginia Public Building Authority ,
Revenue , B , 4% , 8/01/29 ............................................ 9,605,000 9,696,715
Revenue , B , Pre-Refunded , 4% , 8/01/29 ................................ 3,530,000 3,568,497
Virginia Public School Authority , Revenue , 2014 C , Refunding , 5% , 8/01/27 ........
4,460,000 4,467,498
Virginia Small Business Financing Authority ,
Elizabeth River Crossings OpCo LLC , Revenue, Senior Lien , 2022 , Refunding , 4% ,
1/01/32 ........................................................ 2,500,000 2,491,268

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Virginia Small Business Financing Authority, (continued)
Elizabeth River Crossings OpCo LLC , Revenue, Senior Lien , 2022 , Refunding , 4% ,
7/01/32 ........................................................ $ 2,000,000 $ 1,992,462
National Senior Communities, Inc. Obligated Group , Revenue , 2020 A , Refunding ,
5% , 1/01/35 .................................................... 3,000,000 3,103,014
National Senior Communities, Inc. Obligated Group , Revenue , 2020 A , Refunding ,
4% , 1/01/36 .................................................... 3,000,000 2,893,835
38,466,527
Washington 3.7%
City of Seattle ,
Drainage & Wastewater , Revenue , 2014 , Refunding , 5% , 5/01/26 .............. 2,995,000 2,996,191
Municipal Light & Power , Revenue , 2017 C , Refunding , 4% , 9/01/34 ............ 5,300,000 5,359,726
County of King ,
Sewer , Revenue , 2014 B , Refunding , 5% , 7/01/25 ......................... 1,200,000 1,201,317
Sewer , Revenue , 2014 B , Refunding , 5% , 7/01/26 ......................... 1,200,000 1,200,814
Sewer , Revenue , 2014 B , Refunding , 5% , 7/01/27 ......................... 1,900,000 1,901,289
Sewer , Revenue , 2014 B , Pre-Refunded , 5% , 7/01/28 ...................... 3,050,000 3,052,336
Energy Northwest ,
Bonneville Power Administration , Revenue , 2019 A , Refunding , 5% , 7/01/35 ...... 7,000,000 7,479,023
Bonneville Power Administration , Revenue , A , ETM, 5% , 7/01/24 .............. 1,250,000 1,250,957
Everett Housing Authority , Revenue , 2022 , Refunding , 4% , 7/01/37 ..............
9,420,000 8,930,678
Port of Seattle , Revenue , 2018 A , 5% , 5/01/38 .............................
5,000,000 5,064,419
Seattle Housing Authority , Yesler Block 7.3 LLLP , Revenue , 2021 , 1% , 6/01/25 .....
7,225,000 6,967,402
Washington Health Care Facilities Authority ,
CommonSpirit Health Obligated Group , Revenue , 2019 A-1 , Refunding , 5% , 8/01/36 1,200,000 1,266,706
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/30 2,800,000 2,960,038
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/32 1,500,000 1,589,210
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/35 1,665,000 1,761,691
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/36 3,250,000 3,430,662
Fred Hutchinson Cancer Center Obligated Group , Revenue , 2020 , Refunding , 5% ,
9/01/38 ........................................................ 1,000,000 1,052,352
Fred Hutchinson Cancer Center Obligated Group , Revenue , 2020 , Refunding , 5% ,
9/01/39 ........................................................ 1,000,000 1,049,671
Fred Hutchinson Cancer Center Obligated Group , Revenue , 2020 , Refunding , 5% ,
9/01/40 ........................................................ 1,000,000 1,045,369
c
Fred Hutchinson Cancer Center Obligated Group , Revenue , 144A, 2021 , 3% ,
12/01/35 ....................................................... 440,000 383,388
Overlake Hospital Medical Center Obligated Group , Revenue , B , Refunding , 5% ,
7/01/30 ........................................................ 1,000,000 1,009,977
Overlake Hospital Medical Center Obligated Group , Revenue , B , Refunding , 5% ,
7/01/31 ........................................................ 1,925,000 1,944,860
Virginia Mason Medical Center Obligated Group , Revenue , 2017 , Refunding , 5% ,
8/15/31 ........................................................ 2,250,000 2,284,197
Virginia Mason Medical Center Obligated Group , Revenue , 2017 , Refunding , 5% ,
8/15/32 ........................................................ 1,605,000 1,628,324
Virginia Mason Medical Center Obligated Group , Revenue , 2017 , Refunding , 5% ,
8/15/35 ........................................................ 2,400,000 2,429,604
Washington State Housing Finance Commission ,
Revenue , 2021-1 , A , 3.5% , 12/20/35 ................................... 6,687,459 5,930,997
c
Madison at Rivers Edge Apartments LLC , Revenue , 144A, 2021 B , 5.3% , 1/01/30 . 1,300,000 1,180,644
c
Seattle Academy of Arts & Sciences , Revenue , 144A, 2023 , Refunding , 5.625% ,
7/01/38 ........................................................ 2,000,000 2,176,165
78,528,007

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin 2.4%
City of Milwaukee , Sewerage System , Revenue , 2021 S-2 , Refunding , 3% , 6/01/46 ..
$ 4,600,000 $ 3,306,238
Public Finance Authority ,
2017 IAVF Rubix LLC , Revenue , 2020 A , 3.5% , 12/01/32 .................... 1,405,000 1,220,803
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2020 A , 4% ,
11/15/37 ....................................................... 600,000 588,358
Coral Academy of Science Las Vegas , Revenue , 2021 A , 4% , 7/01/29 .......... 285,000 274,332
Coral Academy of Science Las Vegas , Revenue , 2021 A , 4% , 7/01/30 .......... 200,000 191,212
Coral Academy of Science Las Vegas , Revenue , 2021 A , 4% , 7/01/31 .......... 200,000 189,655
c
Dominium Holdings I LLC , Revenue , 144A, 2024-1 , B-1 , 6.81% , 4/28/36 ........ 3,500,000 3,527,838
EMU Campus Living LLC , Revenue , 2022 A-1 , BAM Insured , 5.375% , 7/01/47 .... 7,000,000 7,456,950
c
Greystone Housing Impact Investors LP , Revenue , 144A, 2023-1 , B-1 , 7.125% ,
7/25/34 ........................................................ 6,980,000 7,260,992
c
Hope Housing Foundation Obligated Group , Revenue , 144A, 2022 A , 3.8% , 12/01/37 5,600,000 4,758,773
c
Hope Housing Foundation Obligated Group , Revenue , 144A, 2022 B , 5.75% ,
12/01/27 ....................................................... 1,425,000 1,369,373
North East Carolina Preparatory School, Inc. , Revenue , 2024 A , Refunding , 5% ,
6/15/44 ........................................................ 800,000 783,938
Renown Regional Medical Center Obligated Group , Revenue , 2020 A , Refunding ,
4% , 6/01/35 .................................................... 2,100,000 2,025,048
UNC Health Appalachian Obligated Group , Revenue , 2021 A , 4% , 7/01/46 ....... 1,100,000 858,043
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/27 ........................................... 195,000 194,390
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/28 ........................................... 250,000 249,989
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/29 ........................................... 320,000 320,748
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/30 ........................................... 265,000 266,314
b,c
WV 2020 Holdings LLC Obligated Group , Revenue , 144A, 2020 A-1 , Mandatory Put ,
3.5% , 12/01/35 .................................................. 9,700,000 8,020,382
Wisconsin Health & Educational Facilities Authority ,
Marshfield Clinic Health System Obligated Group , Revenue , 2020 A , Refunding ,
AGMC Insured , 4% , 2/15/34 ........................................ 600,000 592,991
Marshfield Clinic Health System Obligated Group , Revenue , 2020 A , Refunding ,
AGMC Insured , 4% , 2/15/35 ........................................ 1,000,000 986,928
Marshfield Clinic Health System Obligated Group , Revenue , 2020 A , Refunding ,
AGMC Insured , 4% , 2/15/36 ........................................ 600,000 590,269
Marshfield Clinic Health System Obligated Group , Revenue , 2020 A , Refunding ,
AGMC Insured , 4% , 2/15/37 ........................................ 600,000 585,630
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/28 .................................................... 375,000 354,382
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/29 .................................................... 390,000 364,345
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/30 .................................................... 405,000 373,940
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/37 .................................................... 1,460,000 1,221,798
Wisconsin Masonic Home Obligated Group , Revenue , 2021 A , 4% , 8/15/41 ...... 1,650,000 1,391,551
Wisconsin Masonic Home Obligated Group , Revenue , 2024 A , 5.5% , 8/15/44 ..... 1,000,000 1,025,822
50,351,032
U.S. Territories 0.4%
District of Columbia 0.3%
Washington Metropolitan Area Transit Authority , Revenue , 2017 A-1 , Refunding , 5% ,
7/01/30 ......................................................... 5,185,000 5,401,323

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 198 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico 0.1%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/27 .. $ 450,000 $ 457,635
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/30 .. 550,000 571,196
1,028,831
Total U.S. Territories .................................................................... 6,430,154
Total Municipal Bonds (Cost $ 2,125,297,399 ) ...................................
2,058,555,477
Total Long Term Investments (Cost $ 2,180,157,962 ) .............................
2,106,069,177
a
a a a a
Short Term Investments 0.1%
Municipal Bonds 0.1%
Maryland 0.0%
†
f
County of Montgomery , GO , 2017 E , SPA US Bank NA , Daily VRDN and Put , 3.95% ,
11/01/37 ........................................................ 400,000 400,000
New York 0.1%
f
Metropolitan Transportation Authority , Revenue , 2005 D-2 , LOC Bank of Montreal , Daily
VRDN and Put , 3.9% , 11/01/35 ....................................... 800,000 800,000
Virginia 0.0%
†
f
Albemarle County Economic Development Authority , Sentara Healthcare Obligated
Group , Revenue , 2018 B , Refunding , SPA TD Bank NA , Daily VRDN and Put , 4% ,
10/01/48 ........................................................ 200,000 200,000
Total Municipal Bonds (Cost $ 1,400,000 ) .......................................
1,400,000
Total Short Term Investments (Cost $ 1,400,000 ) .................................
1,400,000
a
Total Investments (Cost $ 2,181,557,962 ) 99.0% ..................................
$2,107,469,177
Other Assets, less Liabilities 1.0% .............................................
22,899,375
Net Assets 100.0% ...........................................................
$2,130,368,552
†
Rounds to less than 0.1% of net assets.
a
See Note 5 regarding investments in affiliated management investment companies.
b
The maturity date shown represents the mandatory put date.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2024, the aggregate value of these securities was $182,093,827, representing 8.5% of net assets.
d
The coupon rate shown represents the rate at period end.
e
Security purchased on a when-issued basis.
f
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2024
Franklin Federal Limited-Term Tax-Free Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Management Investment Companies 4.1%
Capital Markets 4.1%
a
Franklin Municipal Green Bond ETF ..................................... 1,550,000 $ 36,549,000
Total Management Investment Companies (Cost $ 39,888,825 ) ....................
36,549,000
Principal
Amount
a a a a
Corporate Bonds 0.4%
Electric Utilities 0.4%
b ,c
AES Puerto Rico LP , 144A, 12.5% , 3/04/26 ................................ $ 3,847,413 3,847,413
Total Corporate Bonds (Cost $ 3,744,280 ) .......................................
3,847,413
Senior Floating Rate Interests 4.7%
Real Estate Management & Development 3.3%
d
Baytown Leased Housing Associates II LP , First Lien, Project CME Term Loan , 7.576% ,
( 1-month SOFR + 2.251% ), 8/01/40 .................................... 25,110,000 25,535,148
b ,d
TBG Hillcrest Senior II LP , First Lien, Delayed Draw CME Term Loan, B , 6.89% ,
( 12-month SOFR + 1.55% ), 1/01/38 .................................... 3,797,009 3,797,989
29,333,137
a a a a a
Residential REITs 1.4%
b ,d
Centennial Gardens LP , First Lien, Delayed Draw CME Term Loan , 6.886% , ( 1-month
SOFR + 2% ), 1/08/25 ............................................... 12,166,852 12,201,708
Total Senior Floating Rate Interests (Cost $ 41,073,860 ) ..........................
41,534,845
Municipal Bonds 87.8%
Alabama 7.5%
Black Belt Energy Gas District ,
e
Revenue , 2019 A-1 , Mandatory Put , 4% , 12/01/25 ......................... 5,000,000 4,995,993
Revenue , 2021 A , Refunding , 4% , 6/01/24 ............................... 400,000 400,000
e
Revenue , 2021 B , Mandatory Put , 4% , 12/01/26 ........................... 5,000,000 4,989,901
e
Revenue , 2022 E , Mandatory Put , 5% , 6/01/28 ............................ 4,000,000 4,154,678
e
Revenue , 2023 B-2 , Mandatory Put , 5.25% , 12/01/30 ....................... 10,000,000 10,706,298
e
Revenue , 2023 D-3 , Refunding , Mandatory Put , 5.414% , 2/01/29 .............. 5,000,000 5,040,578
e
Revenue , 2024 A , Mandatory Put , 5.25% , 9/01/32 ......................... 2,000,000 2,147,159
County of Jefferson , Sewer , Revenue , 2024 , Refunding , 5% , 10/01/33 ............
2,500,000 2,784,070
e
Energy Southeast A Cooperative District ,
Revenue , 2023 A-1 , Mandatory Put , 5.5% , 1/01/31 ......................... 4,285,000 4,590,679
Revenue , 2023 B-1 , Mandatory Put , 5.75% , 11/01/31 ....................... 3,500,000 3,827,363
e
Industrial Development Board of the City of Mobile Alabama , Alabama Power Co. ,
Revenue , 2007 A , Mandatory Put , 1% , 6/26/25 ............................ 4,000,000 3,864,454
Southeast Alabama Gas Supply District (The) ,
f
Revenue , FRN , 2018 A , Refunding , 4% , 6/01/49 ........................... 5,000,000 5,000,000
e
Revenue , 2024 A , Refunding , Mandatory Put , 5% , 4/01/32 ................... 10,000,000 10,596,427
Southeast Energy Authority A Cooperative District , Revenue , 2021 A , 4% , 10/01/24 ..
725,000 724,977
Special Care Facilities Financing Authority of the City of Pell City Alabama ,
Noland Obligated Group , Revenue , 2021 A , Refunding , 5% , 12/01/24 ........... 1,500,000 1,503,932
Noland Obligated Group , Revenue , 2021 A , Refunding , 5% , 12/01/26 ........... 1,030,000 1,050,768
66,377,277
Alaska 1.1%
Borough of Matanuska-Susitna , State of Alaska Department of Administration ,
Revenue , 2015 , Refunding , 5.25% , 9/01/29 .............................. 10,000,000 10,186,028
Arizona 0.3%
Arizona Industrial Development Authority ,
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2020 A , 4% ,
11/01/24 ....................................................... 1,000,000 999,341

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Arizona Industrial Development Authority, (continued)
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2020 A , 4% ,
11/01/25 ....................................................... $ 1,000,000 $ 1,001,237
KIPP NYC Public Charter Schools , Revenue , 2021 C , 1.8% , 7/01/24 ........... 450,000 448,298
2,448,876
California 5.6%
California Community Choice Financing Authority ,
Revenue , 2021 B-1 , 4% , 8/01/25 ...................................... 535,000 533,625
Revenue , 2021 B-1 , 4% , 2/01/26 ...................................... 850,000 846,468
Revenue , 2021 B-1 , 4% , 8/01/26 ...................................... 325,000 323,457
Revenue , 2021 B-1 , 4% , 8/01/27 ...................................... 400,000 398,227
Revenue , 2021 B-1 , 4% , 2/01/28 ...................................... 375,000 373,376
Revenue , 2021 B-1 , 4% , 8/01/28 ...................................... 470,000 468,156
e
Revenue , 2023 C , Mandatory Put , 5.25% , 10/01/31 ........................ 4,245,000 4,438,894
c
California Community Housing Agency , Aster Apartments , Revenue, Junior Lien , 144A,
2021 A-2 , 4% , 2/01/43 .............................................. 3,090,000 2,815,849
e
California Health Facilities Financing Authority , Providence St. Joseph Health Obligated
Group , Revenue , 2016 B-3 , Refunding , Mandatory Put , 2% , 10/01/25 ........... 13,340,000 12,962,322
g
California Housing Finance Agency , Found Middle LP , Revenue , 2024 L , 5.2% ,
12/01/27 ........................................................ 1,000,000 1,001,094
c ,e
California Infrastructure & Economic Development Bank , DesertXpress Enterprises
LLC , Revenue , 144A, 2020 A , Mandatory Put , 3.95% , 1/30/25 ................ 5,000,000 5,000,021
c ,e
California Municipal Finance Authority , Farmdale NOHO LP , Revenue , 144A, 2022 A ,
Mandatory Put , 5% , 7/01/24 .......................................... 13,060,000 13,059,882
City of Pasadena , Revenue , 2015 B , Pre-Refunded , 3.865% , 5/01/27 ............
500,000 493,068
c
CMFA Special Finance Agency VII , Breakwater Apartments (The) , Revenue , 144A,
2021 A-2 , 4% , 8/01/47 .............................................. 985,000 800,542
County of Riverside , Revenue , 2005 A , 4.94% , 2/15/25 .......................
4,650,000 4,634,058
f
Long Beach Bond Finance Authority , Revenue , FRN , 2007 B , 5.191% , ( 3-month TSOF
+ 1.712% ), 11/15/27 ................................................ 1,125,000 1,126,882
49,275,921
Colorado 0.8%
Colorado Health Facilities Authority , CommonSpirit Health Obligated Group , Revenue ,
2022 A , 5% , 11/01/29 ............................................... 900,000 956,866
Fort Carson Family Housing LLC , Revenue , 1999 , NATL Insured , 7.86% , 11/15/29 ..
5,260,000 5,535,677
Regional Transportation District ,
Denver Transit Partners LLC , Revenue , 2020 A , Refunding , 5% , 7/15/24 ........ 300,000 300,177
Denver Transit Partners LLC , Revenue , 2020 A , Refunding , 5% , 1/15/25 ........ 325,000 326,572
Denver Transit Partners LLC , Revenue , 2020 A , Refunding , 5% , 7/15/25 ........ 400,000 404,098
7,523,390
Connecticut 0.0%
†
Connecticut State Health & Educational Facilities Authority ,
Stamford Hospital Obligated Group (The) , Revenue , M , Refunding , 5% , 7/01/24 ... 175,000 175,009
Stamford Hospital Obligated Group (The) , Revenue , M , Refunding , 5% , 7/01/25 ... 170,000 170,966
345,975
Delaware 0.5%
e
Delaware State Economic Development Authority , NRG Energy, Inc. , Revenue , 2020 A ,
Refunding , Mandatory Put , 1.25% , 10/01/25 .............................. 5,000,000 4,717,207

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida 2.4%
Babcock Ranch Community Independent Special District , Assessment Area 3A , Special
Assessment , 2020 , 3% , 5/01/30 ....................................... $ 515,000 $ 488,402
Celebration Community Development District , Special Assessment , 2021 , 2.75% ,
5/01/31 ......................................................... 240,000 222,778
City of Pompano Beach , John Knox Village of Florida, Inc. Obligated Group , Revenue ,
2021 B-2 , 1.45% , 1/01/27 ............................................ 1,310,000 1,242,480
Crystal Cay Community Development District , Special Assessment , 2021 , 2.7% ,
5/01/31 ......................................................... 325,000 296,746
Eden Hills Community Development District , Assessment Area , Special Assessment ,
2020 , 3.25% , 5/01/30 ............................................... 110,000 106,408
c
Entrada Community Development District , Assessments , Special Assessment , 144A,
2021 , 2.625% , 5/01/31 .............................................. 370,000 340,171
Florida Municipal Power Agency , All-Requirements Power Supply Project , Revenue ,
2017 A , Refunding , 5% , 10/01/25 ...................................... 1,000,000 1,016,863
Jacksonville Transportation Authority ,
Revenue, Senior Lien , 2020 , 5% , 8/01/24 ................................ 1,805,000 1,807,917
Revenue, Senior Lien , 2020 , 5% , 8/01/25 ................................ 1,800,000 1,828,626
Revenue, Senior Lien , 2020 , 5% , 8/01/26 ................................ 1,940,000 2,002,424
Kindred Community Development District II , Special Assessment , 2021 , 2.7% , 5/01/31
235,000 216,990
Kingman Gate Community Development District , Special Assessment , 2021 , 3.125% ,
6/15/31 ......................................................... 250,000 239,862
Lakes by the Bay South Community Development District , Special Assessment , 2024 ,
Refunding , 5% , 5/01/26 ............................................. 710,000 720,252
g
Lakewood Ranch Stewardship District , Special Assessment , 2024 , 4.625% , 5/01/31 . 210,000 209,697
c ,e
Lee County Housing Finance Authority , Fort Myers Leased Housing Associates I LLLP ,
Revenue , 144A, 2023 B , Mandatory Put , 5.5% , 7/01/26 ..................... 4,000,000 3,933,997
Leomas Landing Community Development District , Assessment Area 1 , Special
Assessment , 2021 , 2.95% , 5/01/31 .................................... 110,000 102,678
c ,e
Leon County Housing Finance Authority , Revenue , 144A, 2022 A-2 , Mandatory Put ,
6.5% , 5/01/25 .................................................... 2,400,000 2,343,094
Middleton Community Development District A , Phase I , Special Assessment , 2022 ,
5.2% , 5/01/27 .................................................... 400,000 404,114
c
Pine Isle Community Development District , Special Assessment , 144A, 2021 , 3% ,
12/15/31 ........................................................ 230,000 217,463
Poitras East Community Development District , Special Assessment , 2023 , 4% , 5/01/28
300,000 298,596
Preserve at South Branch Community Development District , Phase 3 , Special
Assessment , 2021 , 3% , 5/01/31 ....................................... 350,000 332,499
Rhodine Road North Community Development District , Assessment Area , Special
Assessment , 2022 , 3% , 5/01/32 ....................................... 195,000 180,878
River Hall Community Development District ,
Assessment Area , Special Assessment , 2021 A-1 , Refunding , 3% , 5/01/25 ....... 180,000 177,696
Assessment Area , Special Assessment , 2021 A-1 , Refunding , 3% , 5/01/26 ....... 220,000 214,288
Shingle Creek at Bronson Community Development District , Special Assessment ,
2021 , 3.1% , 6/15/31 ................................................ 500,000 475,301
South Creek Community Development District , Assessment Area 1 , Special
Assessment , 2021 , 2.875% , 6/15/31 ................................... 175,000 162,014
c ,e
St. Johns County Housing Finance Authority , Ponte Vedra Beach Leased Housing
Associates I LLLP , Revenue , 144A, 2023 B , Mandatory Put , 5.5% , 12/01/26 ...... 1,000,000 979,529
c
Storey Park Community Development District , Assessment Area 4 , Special
Assessment , 144A, 2021 , 2.875% , 6/15/31 ............................... 170,000 159,886
Summerstone Community Development District , Assessment Phase 1 , Special
Assessment , 2020 , 3.25% , 5/01/30 .................................... 165,000 160,317
Villamar Community Development District , Special Assessment , 2020 , 3.2% , 5/01/30
240,000 230,956
21,112,922

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia 4.5%
City of Atlanta , Department of Aviation , Revenue , 2020 A , Refunding , 5% , 7/01/25 ...
$ 1,500,000 $ 1,523,536
e
Development Authority of Burke County (The) ,
Georgia Power Co. , Revenue , 4th 1995 , Mandatory Put , 3.8% , 5/21/26 ......... 3,000,000 3,002,976
g
Georgia Power Co. , Revenue , 5th 1994 , Mandatory Put , 3.7% , 6/13/28 ......... 1,750,000 1,751,920
e
Development Authority of Monroe County (The) ,
Georgia Power Co. , Revenue, First Series , 2009 , Refunding , Mandatory Put , 1% ,
8/21/26 ........................................................ 2,000,000 1,817,056
Georgia Power Co. , Revenue, Second Series , 2006 , Refunding , Mandatory Put ,
3.875% , 3/06/26 ................................................. 3,500,000 3,507,715
Main Street Natural Gas, Inc. ,
e
Revenue , 2021 A , Mandatory Put , 4% , 9/01/27 ............................ 3,250,000 3,244,366
Revenue , 2021 C , 4% , 12/01/24 ....................................... 735,000 732,026
e
Revenue , 2022 A , Mandatory Put , 4% , 12/01/29 ........................... 4,500,000 4,478,949
c,e
Revenue , 144A, 2022 C , Mandatory Put , 4% , 11/01/27 ...................... 15,000,000 14,743,451
e
Revenue , 2023 D , Mandatory Put , 5% , 12/01/30 ........................... 4,000,000 4,184,692
Private Colleges & Universities Authority ,
Mercer University , Revenue , 2021 , Refunding , 5% , 10/01/24 ................. 400,000 401,116
Mercer University , Revenue , 2021 , Refunding , 5% , 10/01/25 ................. 425,000 431,063
39,818,866
Hawaii 1.9%
University of Hawaii ,
Revenue , 2020 B , Refunding , 5% , 10/01/24 .............................. 3,440,000 3,452,409
Revenue , 2020 B , Refunding , 5% , 10/01/25 .............................. 3,440,000 3,502,937
Revenue , 2020 B , Refunding , 5% , 10/01/26 .............................. 2,865,000 2,960,430
Revenue , 2020 D , Refunding , 5% , 10/01/24 .............................. 600,000 602,164
Revenue , 2020 D , Refunding , 5% , 10/01/25 .............................. 1,725,000 1,756,560
Revenue , 2020 D , Refunding , 5% , 10/01/26 .............................. 4,360,000 4,505,228
16,779,728
Illinois 8.2%
Chicago Park District ,
GO , 2020 F-2 , Refunding , 5% , 1/01/25 .................................. 350,000 352,075
GO , 2020 F-2 , Refunding , 5% , 1/01/26 .................................. 500,000 509,436
GO , 2020 F-2 , Refunding , 5% , 1/01/27 .................................. 550,000 567,636
Chicago Transit Authority Capital Grant Receipts , Revenue , 2021 , Refunding , 5% ,
6/01/24 ......................................................... 1,425,000 1,425,000
City of Chicago ,
GO , 2015 C , Refunding , 5% , 1/01/25 ................................... 1,900,000 1,909,789
GO , 2020 A , Refunding , 5% , 1/01/28 ................................... 3,100,000 3,232,744
City of Moline ,
GO , 2021 C , AGMC Insured , 1.151% , 12/01/24 ........................... 580,000 567,710
GO , 2021 C , AGMC Insured , 1.439% , 12/01/25 ........................... 925,000 870,241
County of Cook , Sales Tax , Revenue , 2021 A , Refunding , 5% , 11/15/29 ...........
845,000 909,163
Illinois Finance Authority ,
Chicago School - California, Inc. (The) , Revenue , 2024 , 5% , 4/01/25 ........... 500,000 503,691
Chicago School - California, Inc. (The) , Revenue , 2024 , 5% , 4/01/26 ........... 340,000 345,636
Chicago School - California, Inc. (The) , Revenue , 2024 , 5% , 4/01/27 ........... 400,000 411,311
Chicago School - California, Inc. (The) , Revenue , 2024 , 5% , 4/01/28 ........... 400,000 416,063
Christian Homes, Inc. Obligated Group , Revenue , 2021 A , 4% , 5/15/27 ......... 2,810,000 1,124,000
e
Field Museum of Natural History , Revenue , 2019 , Refunding , Mandatory Put ,
4.931% , 9/01/25 ................................................. 3,635,000 3,629,013
Lifespace Communities, Inc. Obligated Group , Revenue , 2015 A , Refunding , 5% ,
5/15/27 ........................................................ 590,000 586,794
e
OSF Healthcare System Obligated Group , Revenue , 2020 B-1 , Refunding ,
Mandatory Put , 5% , 11/15/24 ....................................... 1,250,000 1,250,217

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
Metropolitan Pier & Exposition Authority , Revenue , 2022 A , Refunding , 3% , 6/15/24 ..
$ 2,500,000 $ 2,498,431
Sangamon County School District No. 186 Springfield , GO , 2020 C , AGMC Insured ,
5% , 6/01/36 ...................................................... 1,485,000 1,570,061
State of Illinois ,
GO , 2010-4 , AGMC Insured , 6.875% , 7/01/25 ............................ 500,000 502,489
GO , 2016 , Refunding , 5% , 2/01/25 ..................................... 10,000,000 10,068,103
GO , 2016 , Refunding , 5% , 2/01/29 ..................................... 750,000 771,552
GO , 2017 C , 5% , 11/01/29 ........................................... 2,000,000 2,073,500
GO , 2017 D , 5% , 11/01/27 ........................................... 5,025,000 5,220,941
GO , 2018 A , 6% , 5/01/25 ............................................ 6,000,000 6,112,650
GO , 2018 A , Refunding , 5% , 10/01/29 .................................. 375,000 393,976
GO , 2018 B , Refunding , 5% , 10/01/31 .................................. 625,000 657,325
GO , 2019 B , 5% , 11/01/30 ........................................... 375,000 398,725
Sales Tax , Revenue , 2021 A , 4% , 6/15/24 ............................... 5,000,000 4,999,549
Sales Tax , Revenue , 2021 A , 4% , 6/15/27 ............................... 1,500,000 1,512,354
Sales Tax , Revenue, Junior Lien , 2021 C , Refunding , 5% , 6/15/24 ............. 3,300,000 3,300,883
Sales Tax , Revenue, Junior Lien , 2021 C , Refunding , 5% , 6/15/25 ............. 2,000,000 2,021,838
University of Illinois , Auxiliary Facilities System , Revenue , 2021 A , Refunding , 3% ,
4/01/25 ......................................................... 11,660,000 11,551,648
72,264,544
Indiana 1.4%
c
City of Goshen , Green Oaks of Goshen LLC , Revenue , 144A, 2021 B , 4.75% , 8/01/24 1,560,000 1,553,803
Indiana Finance Authority ,
Greencroft Goshen Obligated Group , Revenue , 2023 A , Refunding , 4% , 11/15/24 .. 1,000,000 994,459
Greencroft Goshen Obligated Group , Revenue , 2023 A , Refunding , 4% , 11/15/25 .. 1,000,000 984,242
Indianapolis Power & Light Co. , Revenue , 2021 B , Refunding , 0.65% , 8/01/25 .... 4,500,000 4,287,825
e
Southern Indiana Gas & Electric Co. , Revenue , 2013 E , Refunding , Mandatory Put ,
3.55% , 8/01/28 .................................................. 5,000,000 4,863,435
12,683,764
Iowa 1.3%
Des Moines Independent Community School District , Sales Services & Use Tax ,
Revenue , 2018 , AGMC Insured , 3% , 6/01/29 ............................. 9,300,000 8,836,247
Iowa Finance Authority ,
e
Lifespace Communities, Inc. Obligated Group , Revenue , 2021 B , Refunding ,
Mandatory Put , 4.281% , 5/15/26 ..................................... 1,500,000 1,404,506
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 B , Refunding , 6.6% ,
5/15/28 ........................................................ 1,050,000 1,086,459
11,327,212
Kansas 0.2%
Reno County Unified School District No. 308 Hutchinson , GO , 2019 , Refunding , 5% ,
9/01/27 ......................................................... 1,575,000 1,642,560
Kentucky 2.9%
County of Trimble ,
Louisville Gas and Electric Co. , Revenue , 2001 A , Refunding , 0.625% , 9/01/26 ... 3,375,000 3,066,874
e
Louisville Gas and Electric Co. , Revenue , 2023 A , Mandatory Put , 4.7% , 6/01/27 .. 2,500,000 2,502,343
Eastern Kentucky University ,
Revenue , 2021 A , Refunding , 3.5% , 10/01/24 ............................. 1,120,000 1,116,480
Revenue , 2021 A , Refunding , 3.5% , 10/01/25 ............................. 1,155,000 1,139,635
Revenue , 2021 A , Refunding , 4% , 10/01/26 .............................. 1,205,000 1,209,325
Revenue , 2021 A , Refunding , 4% , 10/01/27 .............................. 1,255,000 1,264,203
Revenue , 2021 A , Refunding , 4% , 10/01/28 .............................. 1,305,000 1,314,117

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Kentucky (continued)
e
Kentucky Public Energy Authority , Revenue , 2022 A-2 , Mandatory Put , 4.771% , ( SOFR
+ 1.2% ), 8/01/30 .................................................. $ 14,125,000 $ 13,714,060
c
Louisville/Jefferson County Metropolitan Government , PSG Vesta Derby Oaks LLC ,
Revenue , 144A, 2022 B , 6.75% , 5/01/25 ................................ 100,000 98,431
25,425,468
Louisiana 4.8%
City of New Orleans ,
Sewerage Service , Revenue , 2020 B , 5% , 6/01/26 ......................... 450,000 460,411
Sewerage Service , Revenue , 2020 B , 5% , 6/01/27 ......................... 600,000 621,796
Sewerage Service , Revenue , 2020 B , 5% , 6/01/28 ......................... 550,000 575,856
e
Lake Charles Harbor & Terminal District , Big Lake Fuels LLC , Revenue , 2021 ,
Mandatory Put , 1% , 12/01/24 ......................................... 10,000,000 9,835,600
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
2023 A-1 , 5.081% , 6/01/31 ........................................... 1,833,046 1,818,785
c
Invest in Americas Veterans Foundation Louisiana, Inc. , Revenue , 144A, 2020 A ,
Refunding , 2.75% , 12/01/25 ........................................ 384,000 375,838
Louisiana Offshore Terminal Authority , Loop LLC , Revenue , 2007 A , Refunding , 4.15% ,
9/01/27 ......................................................... 1,500,000 1,489,324
Louisiana Public Facilities Authority ,
Loyola University New Orleans , Revenue , 2021 , Refunding , 5% , 10/01/25 ....... 250,000 252,565
e
Ochsner Clinic Foundation Obligated Group , Revenue , 2020 B , Refunding ,
Mandatory Put , 5% , 5/15/25 ........................................ 7,500,000 7,554,469
e
Parish of St. John the Baptist , Marathon Oil Corp. , Revenue , 2017 B-1 , Refunding ,
Mandatory Put , 2.125% , 7/01/24 ...................................... 17,100,000 17,057,584
e
State of Louisiana , Gasoline & Fuels Tax , Revenue, Second Lien , 2022 A , Refunding ,
Mandatory Put , 4.231% , ( SOFR + 0.5% ), 5/01/26 .......................... 2,915,000 2,861,839
42,904,067
Maryland 2.1%
City of Cumberland ,
GO , 2021 , Refunding , AGMC Insured , 5% , 6/01/24 ......................... 395,000 395,000
GO , 2021 , Refunding , AGMC Insured , 5% , 6/01/25 ......................... 455,000 460,957
Maryland Economic Development Corp. , Purple Line Transit Partners LLC , Revenue ,
2022 A , 5% , 11/12/28 ............................................... 10,000,000 10,106,017
e
Maryland Health & Higher Educational Facilities Authority , University of Maryland
Medical System Obligated Group , Revenue , 2020 B-2 , Refunding , Mandatory Put ,
5% , 7/01/27 ...................................................... 5,110,000 5,261,167
State of Maryland , GO , 2017 B , Refunding , 5% , 8/01/26 ......................
30,000 31,010
Town of Chestertown ,
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/26 ............... 1,035,000 1,038,300
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/27 ............... 1,215,000 1,222,678
18,515,129
Massachusetts 1.2%
e
Massachusetts Development Finance Agency , President & Trustees of Williams
College , Revenue , 2011 N , Mandatory Put , 0.45% , 7/01/25 .................. 1,000,000 952,516
Massachusetts Housing Finance Agency , Revenue , 2022 C-3 , FHA Insured , 4% ,
6/01/26 ......................................................... 10,000,000 10,025,621
10,978,137
Michigan 1.8%
Michigan Finance Authority , Henry Ford Health System Obligated Group , Revenue ,
2016 , Refunding , 5% , 11/15/27 ....................................... 2,000,000 2,049,714
e
Michigan Strategic Fund ,
Consumers Energy Co. , Revenue , 2005 , Mandatory Put , 0.875% , 10/08/26 ...... 5,915,000 5,292,423

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
e
Michigan Strategic Fund, (continued)
Waste Management of Michigan, Inc. , Revenue , 2001 , Mandatory Put , 0.58% ,
8/01/24 ........................................................ $ 3,300,000 $ 3,277,581
c
Wayne County Airport Authority , Detroit Metropolitan Wayne County Airport , Revenue ,
144A, 2017 E , Refunding , 4% , 12/01/26 ................................. 5,000,000 4,978,789
15,598,507
Minnesota 1.8%
e
City of Columbia Heights , 42 Central LP , Revenue , 2022 A , Mandatory Put , 2.7% ,
7/01/24 ......................................................... 1,000,000 997,585
Minnesota Higher Education Facilities Authority ,
University of St. Thomas , Revenue , 2019 , 5% , 10/01/26 ..................... 1,000,000 1,026,319
University of St. Thomas , Revenue , 2019 , 5% , 10/01/27 ..................... 1,000,000 1,039,281
e
Minnesota Municipal Gas Agency ,
Revenue , 2022 A , Mandatory Put , 4% , 12/01/27 ........................... 5,000,000 5,008,740
Revenue , 2022 B , Mandatory Put , 4.571% , 12/01/27 ....................... 8,000,000 7,945,276
16,017,201
Mississippi 0.3%
e
Mississippi Business Finance Corp. , Waste Management, Inc. , Revenue , 2004 ,
Mandatory Put , 0.7% , 9/01/26 ........................................ 2,500,000 2,285,812
Mississippi Home Corp. ,
c
Patriot Services Group Obligated Group , Revenue , 144A, 2021 A-5 , 2.75% , 6/01/26 174,759 168,936
Patriot Services Group Pascagoula Portfolio II Obligated Group , Revenue , 2021 D-8 ,
2.9% , 6/01/26 ................................................... 51,059 49,503
2,504,251
Missouri 0.7%
Citizens Memorial Hospital District , Revenue , 2024 A , Refunding , 5% , 12/01/26 .....
5,000,000 4,949,218
Missouri Development Finance Board ,
City of Independence , Revenue , 2021 , Refunding , 5% , 3/01/25 ............... 500,000 500,536
City of Independence , Revenue , 2021 , Refunding , 5% , 3/01/26 ............... 405,000 406,425
City of Independence , Revenue , 2021 , Refunding , 5% , 3/01/27 ............... 660,000 664,171
6,520,350
Nevada 0.9%
e
County of Washoe , Sierra Pacific Power Co. , Revenue , 2016 F , Refunding , Mandatory
Put , 4.125% , 10/01/29 .............................................. 3,575,000 3,547,146
Las Vegas Valley Water District ,
GO , 2020 D , Refunding , 5% , 6/01/24 ................................... 1,745,000 1,745,000
GO , 2020 D , Refunding , 5% , 6/01/25 ................................... 2,750,000 2,791,121
8,083,267
New Hampshire 0.6%
e
New Hampshire Business Finance Authority , Waste Management, Inc. , Revenue , 2018
A , Refunding , Mandatory Put , 3.735% , ( SIFMA Municipal Swap Index + 0.375% ),
7/01/24 ......................................................... 5,000,000 4,998,132
New Jersey 7.9%
City of Newark , GO , 2020 A , Refunding , AGMC Insured , 5% , 10/01/24 ...........
1,000,000 1,002,952
County of Atlantic ,
GO , 2020 , 0.375% , 6/01/24 .......................................... 1,765,000 1,765,000
GO , 2020 , 0.375% , 6/01/25 .......................................... 1,800,000 1,720,949
County of Morris , GO , 2021 , 2% , 2/01/26 .................................
4,215,000 4,073,905
Garden State Preservation Trust , Revenue , 2005 A , AGMC Insured , 5.75% , 11/01/28
25,000,000 26,221,190
New Jersey Economic Development Authority ,
c
Revenue , 144A, 2019 , Refunding , 5.25% , 9/01/27 ......................... 6,000,000 6,292,616

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Economic Development Authority, (continued)
New Jersey Transit Corp. , Revenue , 2022 A , 5% , 11/01/25 ................... $ 1,000,000 $ 1,018,552
e
New Jersey-American Water Co., Inc. , Revenue , 2019 B , Refunding , Mandatory Put ,
2.05% , 12/03/29 ................................................. 7,500,000 6,516,532
New Jersey Educational Facilities Authority , Revenue , 2014 , 5% , 6/01/24 .........
280,000 280,000
New Jersey Transportation Trust Fund Authority ,
Revenue , 2006 C , AMBAC Insured , Zero Cpn., 12/15/26 .................... 10,000,000 9,075,248
Revenue , 2006 C , BHAC Insured , Zero Cpn., 12/15/27 ...................... 11,110,000 9,725,356
Newark Board of Education , GO , 2021 , Refunding , 5% , 7/15/24 ................
400,000 400,368
State of New Jersey , GO , 3% , 6/01/25 ....................................
2,000,000 1,979,361
70,072,029
New Mexico 2.0%
e
City of Farmington ,
Public Service Co. of New Mexico , Revenue , 2010 A , Refunding , Mandatory Put ,
0.875% , 10/01/26 ................................................ 4,250,000 3,903,758
h
Public Service Co. of New Mexico , Revenue , 2010 C , Refunding , Mandatory Put ,
3.875% , 6/01/29 ................................................. 11,000,000 10,942,262
Public Service Co. of New Mexico , Revenue , 2010 D , Refunding , Mandatory Put ,
3.9% , 6/01/28 ................................................... 3,000,000 2,981,098
17,827,118
New York 4.8%
County of Suffolk , GO , 2018 B , AGMC Insured , 4% , 10/15/28 ..................
4,205,000 4,252,501
Metropolitan Transportation Authority , Revenue , 2017 A-2 , Refunding , 5% , 11/15/25 .
3,980,000 4,057,227
New York City Industrial Development Agency , Queens Ballpark Co. LLC , Revenue ,
2021 A , Refunding , AGMC Insured , 5% , 1/01/25 ........................... 1,000,000 1,007,068
New York City Transitional Finance Authority , Future Tax Secured , Revenue , 2024 F-2 ,
4.67% , 2/01/33 ................................................... 3,000,000 2,919,111
New York Liberty Development Corp. , Revenue , 2021 A , Refunding , 0.95% , 11/15/27
780,000 676,357
New York State Energy Research & Development Authority ,
New York State Electric & Gas Corp. , Revenue , 1994 D , Refunding , 3.5% , 10/01/29 3,000,000 2,889,104
e
Rochester Gas and Electric Corp. , Revenue , 1997 A , Refunding , Mandatory Put , 3% ,
7/01/25 ........................................................ 10,000,000 9,898,334
New York State Housing Finance Agency ,
Revenue , 2020 F , 1.1% , 11/01/26 ...................................... 2,860,000 2,584,380
e
Revenue , 2022 A-2 , Mandatory Put , 2.5% , 5/01/27 ......................... 3,000,000 2,832,946
New York Transportation Development Corp. ,
Delta Air Lines, Inc. , Revenue , 2018 , 5% , 1/01/36 .......................... 7,195,000 7,401,715
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/25 ... 500,000 505,439
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 5% , 12/01/25 ... 2,200,000 2,235,728
State of New York Mortgage Agency , Homeowner Mortgage , Revenue , 212 , 2.95% ,
4/01/25 ......................................................... 895,000 884,981
42,144,891
North Carolina 0.9%
North Carolina Capital Facilities Finance Agency ,
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/24 .......... 1,200,000 1,201,817
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/25 .......... 1,000,000 1,009,100
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/26 .......... 850,000 861,578
North Carolina State University at Raleigh ,
Revenue , 2018 , Refunding , 5% , 10/01/26 ................................ 3,000,000 3,106,049
Revenue , 2018 , Refunding , 5% , 10/01/27 ................................ 1,500,000 1,578,119
7,756,663

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Dakota 1.0%
City of Grand Forks ,
Altru Health System Obligated Group , Revenue , 2021 , Refunding , 5% , 12/01/27 .. $ 2,325,000 $ 2,331,287
Altru Health System Obligated Group , Revenue , 2021 , Refunding , 5% , 12/01/28 .. 1,680,000 1,687,899
City of Horace , GO , 2023 B , Refunding , 5.125% , 7/01/25 .....................
5,000,000 5,003,149
9,022,335
Ohio 1.8%
Columbus Metropolitan Housing Authority , Revenue , 2024 , 4% , 6/01/34 ..........
1,500,000 1,465,034
e
Ohio Air Quality Development Authority , Duke Energy Corp. , Revenue , 2022 A ,
Refunding , Mandatory Put , 4.25% , 6/01/27 ............................... 7,500,000 7,475,603
c
Ohio Housing Finance Agency ,
Revenue , 144A, 2023 B , 6% , 2/01/26 ................................... 1,700,000 1,708,255
Middletown Phase Two LP , Revenue , 144A, 2023 B , 6.25% , 3/01/26 ........... 3,000,000 3,021,758
Youngstown State University ,
Revenue , 2021 , Refunding , AGMC Insured , 4% , 12/15/24 ................... 645,000 645,930
Revenue , 2021 , Refunding , AGMC Insured , 4% , 12/15/25 ................... 580,000 584,131
Revenue , 2021 , Refunding , AGMC Insured , 4% , 12/15/26 ................... 850,000 856,365
15,757,076
Oregon 2.1%
Deschutes & Jefferson Counties School District No. 2J Redmond , GO , 2021 , 3% ,
6/15/25 ......................................................... 850,000 840,928
Oregon Local Governments , GO , 2004 , BAM, AMBAC Insured , 6.095% , 6/01/28 ....
10,000,000 10,191,503
Salem-Keizer School District No. 24J , GO , 2018 , 5% , 6/15/25 ..................
2,000,000 2,031,095
State of Oregon , GO , 2015 B , Refunding , 5% , 8/01/27 ........................
2,785,000 2,832,841
c
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/25 ............................ 2,270,000 2,276,009
18,172,376
Pennsylvania 3.7%
Allegheny County Airport Authority , Revenue , 2023 A , AGMC Insured , 5.25% , 1/01/36
1,000,000 1,106,584
Allentown Neighborhood Improvement Zone Development Authority ,
Revenue , 2022 , Refunding , 5% , 5/01/25 ................................. 500,000 501,827
Revenue , 2022 , Refunding , 5% , 5/01/26 ................................. 500,000 507,247
Revenue , 2022 , Refunding , 5% , 5/01/27 ................................. 590,000 602,717
e
Bethlehem Area School District Authority , Revenue , 2021 A , Refunding , Mandatory
Put , 3.921% , ( SOFR + 0.35% ), 11/01/25 ................................ 1,985,000 1,959,251
Chester County Industrial Development Authority , Avon Grove Charter School ,
Revenue , 2024 , 5% , 3/01/27 ......................................... 3,250,000 3,269,011
Lehigh County Industrial Development Authority , PPL Electric Utilities Corp. , Revenue ,
2016 B , Refunding , 2.625% , 2/15/27 ................................... 8,500,000 8,097,404
e
Montgomery County Industrial Development Authority , Constellation Energy Generation
LLC , Revenue , 2023 A , Refunding , Mandatory Put , 4.1% , 4/03/28 ............. 5,000,000 5,058,170
Pennsylvania Economic Development Financing Authority ,
UPMC Obligated Group , Revenue , 2017 A , Refunding , 5% , 11/15/29 ........... 1,230,000 1,284,397
e
Waste Management, Inc. , Revenue , 2021 A , Mandatory Put , 3.698% , 6/03/24 .... 6,000,000 6,000,000
e
Waste Management, Inc. , Revenue , 2021 B , Refunding , Mandatory Put , 1.1% ,
11/02/26 ....................................................... 4,000,000 3,668,954
Philadelphia Gas Works Co. ,
Revenue , 16th A , AGMC Insured , 5% , 8/01/25 ............................ 500,000 507,610
Revenue , 16th A , AGMC Insured , 5% , 8/01/26 ............................ 600,000 617,538
33,180,710
Rhode Island 0.1%
City of Providence ,
GO , 2021 A , Refunding , 5% , 1/15/25 ................................... 500,000 503,025

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Rhode Island (continued)
City of Providence, (continued)
GO , 2021 A , Refunding , 5% , 1/15/26 ................................... $ 500,000 $ 508,657
1,011,682
South Carolina 1.8%
e
Columbia Housing Authority , Columbia Leased Housing Associates I LLLP , Revenue ,
2022 , Mandatory Put , 2.25% , 10/01/25 .................................. 9,000,000 8,726,609
c
County of Richland , Village at Sandhill Improvement District , Special Assessment ,
144A, 2021 , Refunding , 3% , 11/01/26 ................................... 520,000 485,267
e
Patriots Energy Group Financing Agency , Revenue , 2023 A-1 , Mandatory Put , 5.25% ,
8/01/31 ......................................................... 3,535,000 3,739,767
South Carolina Public Service Authority , Revenue , 2021 B , 5% , 12/01/24 ..........
1,750,000 1,757,734
c
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 B , 4% , 12/01/24 .................................. 1,500,000 1,484,230
16,193,607
South Dakota 0.0%
†
South Dakota Health & Educational Facilities Authority , Sanford Obligated Group ,
Revenue , 2021 , Refunding , 1.225% , 11/01/24 ............................ 450,000 441,910
Tennessee 3.6%
State of Tennessee , GO , 2023 A , 5% , 5/01/31 ..............................
6,670,000 7,429,501
e
Tennergy Corp. , Revenue , 2022 A , Mandatory Put , 5.5% , 12/01/30 .............. 8,010,000 8,475,512
Tennessee Energy Acquisition Corp. ,
Revenue , 2021 A , 5% , 11/01/24 ....................................... 250,000 250,669
Revenue , 2021 A , 5% , 11/01/25 ....................................... 350,000 354,278
e
Revenue , 2023 A-1 , Refunding , Mandatory Put , 5% , 5/01/28 ................. 14,560,000 15,046,335
31,556,295
Texas 1.9%
Central Texas Turnpike System , Revenue, First Tier , 2002 A , BHAC, AMBAC Insured ,
Zero Cpn., 8/15/27 ................................................. 3,280,000 2,896,123
City of Houston , Combined Utility System , Revenue, First Lien , 2018 D , Refunding , 5% ,
11/15/26 ........................................................ 1,000,000 1,034,564
Kaufman County Fresh Water Supply District No. 1-D ,
GO , 2021 , 2% , 9/01/24 ............................................. 140,000 138,520
GO , 2021 , 2% , 9/01/25 ............................................. 145,000 138,242
GO , 2021 , 2% , 9/01/26 ............................................. 150,000 137,661
GO , 2021 , 2% , 9/01/27 ............................................. 155,000 137,572
e
Mission Economic Development Corp. , Waste Management, Inc. , Revenue , 2023 A ,
Mandatory Put , 4.25% , 6/03/24 ....................................... 3,250,000 3,250,000
e
Texas Municipal Gas Acquisition & Supply Corp. IV , Revenue , 2023 A , Mandatory Put ,
5.5% , 1/01/30 .................................................... 5,000,000 5,336,512
e
THF Public Facility Corp. , THF Little Elm Leased Housing Associates II LP , Revenue ,
2022 , Mandatory Put , 3.25% , 9/01/25 ................................... 3,500,000 3,441,685
c
Town of Little Elm , Valencia Public Improvement District Improvement Area No. 3 ,
Special Assessment , 144A, 2021 , 2.375% , 9/01/26 ......................... 140,000 128,952
Westside 211 Special Improvement District ,
GO, Sub. Lien , 2021 , 2% , 8/15/25 ..................................... 265,000 253,142
GO, Sub. Lien , 2021 , 2% , 8/15/27 ..................................... 280,000 253,920
17,146,893
Virginia 0.5%
Virginia Small Business Financing Authority ,
Elizabeth River Crossings OpCo LLC , Revenue, Senior Lien , 2022 , Refunding , 4% ,
1/01/29 ........................................................ 180,000 179,124
Elizabeth River Crossings OpCo LLC , Revenue, Senior Lien , 2022 , Refunding , 4% ,
7/01/29 ........................................................ 1,750,000 1,742,833

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Virginia Small Business Financing Authority, (continued)
LifeSpire of Virginia Obligated Group , Revenue , 2021 , Refunding , 3% , 12/01/24 ... $ 220,000 $ 218,224
LifeSpire of Virginia Obligated Group , Revenue , 2021 , Refunding , 3% , 12/01/25 ... 230,000 224,678
LifeSpire of Virginia Obligated Group , Revenue , 2021 , Refunding , 3% , 12/01/26 ... 235,000 226,930
e
Pure Salmon Virginia LLC , Revenue , 2022 , Mandatory Put , 5% , 11/15/24 ........ 1,500,000 1,499,985
4,091,774
Washington 1.1%
Auburn School District No. 408 of King & Pierce Counties , GO , 2018 , 5% , 12/01/27 ..
1,700,000 1,794,373
Spokane County School District No. 354 Mead ,
GO , 2018 , 4% , 12/01/32 ............................................. 1,150,000 1,159,687
GO , 2018 , 5% , 12/01/33 ............................................. 1,500,000 1,564,508
State of Washington , GO , R-2015 D , Refunding , 5% , 7/01/28 ..................
3,985,000 4,016,792
c
Washington Health Care Facilities Authority , Fred Hutchinson Cancer Center Obligated
Group , Revenue , 144A, 2021 , 5% , 12/01/31 .............................. 280,000 299,202
c
Washington State Housing Finance Commission , Seattle Academy of Arts & Sciences ,
Revenue , 144A, 2023 , Refunding , 5% , 7/01/28 ............................ 725,000 740,555
9,575,117
West Virginia 0.1%
e
West Virginia Economic Development Authority , Appalachian Power Co. , Revenue ,
2010 A , Refunding , Mandatory Put , 0.625% , 12/15/25 ...................... 1,000,000 929,960
Wisconsin 0.8%
Public Finance Authority ,
2017 IAVF Rubix LLC , Revenue , 2020 A , 2.75% , 12/01/25 ................... 261,197 255,258
Coral Academy of Science Las Vegas , Revenue , 2021 A , 4% , 7/01/26 .......... 150,000 147,250
c
Greystone Housing Impact Investors LP , Revenue , 144A, 2023-1 , B-1 , 7.125% ,
7/25/34 ........................................................ 2,985,000 3,105,166
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/25 ........................................... 285,000 283,169
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/26 ........................................... 300,000 298,012
c
WV 2020 Holdings LLC Obligated Group , Revenue , 144A, 2020 B , 4.25% , 6/01/25 1,135,000 1,108,200
Wisconsin Health & Educational Facilities Authority ,
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/26 .................................................... 345,000 334,695
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/27 .................................................... 360,000 344,428
Wisconsin Masonic Home Obligated Group , Revenue , 2024 B-2 , 4.2% , 8/15/28 ... 840,000 833,575
6,709,753
Wyoming 0.1%
County of Laramie , Cheyenne Regional Medical Center , Revenue , 2021 , Refunding ,
4% , 5/01/27 ...................................................... 550,000 553,983
U.S. Territories 0.8%
District of Columbia 0.7%
e ,g
District of Columbia Housing Finance Agency , Revenue , 2024 A-2 , Mandatory Put ,
4.1% , 9/01/30 .................................................... 6,335,000 6,334,430
Puerto Rico 0.1%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/25 .. 195,000 196,516

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority, (continued)
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/27 .. $ 450,000 $ 457,635
654,151
Total U.S. Territories .................................................................... 6,988,581
Total Municipal Bonds (Cost $ 795,327,459 ) .....................................
777,181,532
Total Long Term Investments (Cost $ 880,034,424 ) ...............................
859,112,790
a
a a a a
Short Term Investments 4.6%
Municipal Bonds 4.6%
California 0.5%
i
University of California , Revenue , 2013 AL-1 , Daily VRDN and Put , 3.8% , 5/15/48 ...
4,625,000 4,625,000
Minnesota 0.2%
i
City of Minneapolis , Fairview Health Services Obligated Group , Revenue , 2018 C ,
Refunding , LOC Wells Fargo Bank NA , Daily VRDN and Put , 3.9% , 11/15/48 ..... 2,145,000 2,145,000
New York 1.6%
i
City of New York , GO , 2020 B-3 , Daily VRDN and Put , 4.1% , 10/01/46 ...........
5,900,000 5,900,000
i
Metropolitan Transportation Authority , Revenue , 2005 D-2 , LOC Bank of Montreal , Daily
VRDN and Put , 3.9% , 11/01/35 ....................................... 1,800,000 1,800,000
i
Nassau County Industrial Development Agency , Cold Spring Harbor Laboratory ,
Revenue , 1999 , Refunding , SPA TD Bank NA , Daily VRDN and Put , 4.05% , 1/01/34 1,400,000 1,400,000
i
New York City Municipal Water Finance Authority , Water & Sewer System , Revenue ,
2017 BB-1B , SPA State Street Bank & Trust Co. , Daily VRDN and Put , 4.1% , 6/15/49 4,300,000 4,300,000
13,400,000
North Carolina 0.3%
i
Charlotte-Mecklenburg Hospital Authority (The) , Atrium Health Obligated Group ,
Revenue , 2007 B , Refunding , SPA JPMorgan Chase Bank NA , Daily VRDN and Put ,
4% , 1/15/38 ...................................................... 2,700,000 2,700,000
Ohio 1.1%
i
County of Allen Hospital Facilities , Bon Secours Mercy Health, Inc. , Revenue , 2010 C ,
LOC Bank of Montreal , Daily VRDN and Put , 3.9% , 6/01/34 .................. 9,700,000 9,700,000
Oregon 0.2%
i
Oregon State Facilities Authority , PeaceHealth Obligated Group , Revenue , 2018 B ,
Refunding , LOC TD Bank NA , Daily VRDN and Put , 4% , 8/01/34 .............. 1,800,000 1,800,000
Tennessee 0.7%
i
Shelby County Health Educational & Housing Facilities Board , Methodist Le Bonheur
Healthcare Obligated Group , Revenue , 2008 A , AGMC Insured , SPA US Bank NA ,
Daily VRDN and Put , 4.25% , 6/01/42 ................................... 6,000,000 6,000,000
Total Municipal Bonds (Cost $ 40,370,000 ) ......................................
40,370,000
Total Short Term Investments (Cost $ 40,370,000 ) ................................
40,370,000
a
Total Investments (Cost $ 920,404,424 ) 101.6% ..................................
$899,482,790
Other Assets, less Liabilities (1.6) % ...........................................
(13,899,983)
Net Assets 100.0% ...........................................................
$885,582,807

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 198 .
†
Rounds to less than 0.1% of net assets.
a
See Note 5 regarding investments in affiliated management investment companies.
b
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2024, the aggregate value of these securities was $76,067,305, representing 8.6% of net assets.
d
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
e
The maturity date shown represents the mandatory put date.
f
The coupon rate shown represents the rate at period end.
g
Security purchased on a when-issued basis.
h
A portion or all of the security purchased on a delayed delivery basis.
i
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2024
Franklin Georgia Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 900,000 $ 872,944
Total Corporate Bonds (Cost $ 900,000 ) ........................................
872,944
Municipal Bonds 98.1%
California 0.4%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 1,300,000 1,167,268
Florida 2.3%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 2,592,000 2,243,314
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 750,000 515,925
b
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , Zero Cpn., 3/01/29 ........................................ 3,050,000 2,380,766
b
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 2,030,000 1,789,445
6,929,450
Georgia 89.4%
Athens Housing Authority , UGAREF East Campus Housing Phase II LLC , Revenue ,
2017 , Refunding , 4% , 6/15/40 ........................................ 5,000,000 4,824,630
Atlanta Development Authority (The) ,
City of Atlanta Hotel Motel Tax , Revenue , 2015 A-1 , 5.25% , 7/01/40 ............ 7,750,000 7,850,529
City of Atlanta Hotel Motel Tax , Revenue , 2015 A-1 , 5.25% , 7/01/44 ............ 3,000,000 3,032,691
Tuff Yamacraw LLC , Revenue , 2005 A , Refunding , AMBAC Insured , 5% , 1/01/26 .. 2,555,000 2,580,947
Auburn Urban Redevelopment Agency , City of Auburn , Revenue , 2020 , BAM Insured ,
4% , 10/01/50 ..................................................... 1,000,000 952,942
Bainbridge Public Facilities Authority , County of Decatur , Revenue , 2018 , AGMC
Insured , 4% , 3/01/43 ............................................... 3,000,000 2,891,980
Bleckley County School District , GO , 2020 , 5% , 10/01/42 .....................
2,055,000 2,192,933
Brookhaven Development Authority , Children's Healthcare of Atlanta Obligated Group ,
Revenue , 2019 A , 4% , 7/01/49 ........................................ 3,000,000 2,833,224
Carroll City-County Hospital Authority ,
Tanner Medical Center Obligated Group , Revenue , 2015 , 5% , 7/01/41 .......... 2,000,000 2,010,481
Tanner Medical Center Obligated Group , Revenue , 2020 , Refunding , 4% , 7/01/50 . 2,950,000 2,789,191
City of Atlanta ,
Airport Passenger Facility Charge , Revenue , 2023 E , 5.25% , 7/01/43 ........... 3,000,000 3,226,030
Airport Passenger Facility Charge , Revenue, Sub. Lien , 2019 D , 4% , 7/01/36 ..... 4,500,000 4,430,117
BeltLine Tax Allocation District , Tax Allocation , 2016 B , Refunding , 5% , 1/01/31 .... 1,780,000 1,830,743
Department of Aviation , Revenue , 2021 C , Refunding , 5% , 7/01/37 ............. 1,500,000 1,593,579
Water & Wastewater , Revenue , 2001 A , AGMC, NATL RE Insured , 5.5% , 11/01/27 . 4,085,000 4,245,228
Water & Wastewater , Revenue , 2018 B , Refunding , 5% , 11/01/47 .............. 5,000,000 5,139,272
City of Baldwin , Water & Sewerage , Revenue , 2021 , Refunding , BAM Insured , 3% ,
6/01/46 ......................................................... 1,835,000 1,398,897
City of Buford , GO , 2017 C , Pre-Refunded , 4% , 1/01/43 ......................
5,000,000 5,075,381
City of Cartersville , Water & Sewer , Revenue , 2018 , Refunding , 5% , 6/01/48 .......
4,000,000 4,088,690
City of Dalton , GO , 2018 , 5% , 2/01/48 ....................................
3,000,000 3,101,204
City of Monroe , Combined Utility , Revenue , 2020 , AGMC Insured , 4% , 12/01/50 ....
1,500,000 1,429,241
Clayton County Development Authority ,
USG Real Estate Foundation XIII LLC , Revenue , 2022 A , 5% , 6/15/32 .......... 1,295,000 1,433,362
USG Real Estate Foundation XIII LLC , Revenue , 2022 A , 5% , 6/15/33 .......... 1,210,000 1,350,863
Cobb County Kennestone Hospital Authority , WellStar Health System Obligated Group ,
Revenue , 2022 A , 4% , 4/01/52 ........................................ 3,100,000 2,881,050

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Georgia Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Columbia County Hospital Authority , WellStar Health System Obligated Group ,
Revenue , 2023 A , 5.125% , 4/01/48 .................................... $ 3,000,000 $ 3,163,540
County of DeKalb , Water & Sewerage , Revenue , 2006 B , Refunding , AGMC Insured ,
5% , 10/01/35 ..................................................... 4,000,000 4,116,233
County of Fulton , Water & Sewerage , Revenue , 2020 A , 3% , 1/01/45 .............
5,000,000 3,940,492
Coweta County Water & Sewage Authority ,
Revenue , 2021 B , 3% , 6/01/43 ........................................ 820,000 650,761
Revenue , 2021 B , 3% , 6/01/46 ........................................ 1,000,000 763,646
Revenue , 2024 , 5% , 6/01/54 ......................................... 2,000,000 2,139,500
Dalton Whitfield County Joint Development Authority , Hamilton Health Care System
Obligated Group , Revenue , 2017 , 4% , 8/15/41 ............................ 3,000,000 2,895,949
DeKalb County Development Authority ,
GLOBE Academy, Inc. (The) , Revenue , 2024 A , 5% , 6/01/45 ................. 350,000 350,753
GLOBE Academy, Inc. (The) , Revenue , 2024 A , 5% , 6/01/50 ................. 300,000 294,011
DeKalb Newton & Gwinnett Counties Joint Development Authority , GGCF Athletic
Fields LLC , Revenue , 2012 A , AGMC Insured , 5% , 7/01/39 .................. 2,500,000 2,501,351
Development Authority for Fulton County ,
Georgia Tech Facilities, Inc. , Revenue , 2018 , 4% , 3/01/43 ................... 2,000,000 1,948,129
Georgia Tech Facilities, Inc. , Revenue , 2024 , 5% , 6/15/49 ................... 1,750,000 1,848,128
Georgia Tech Facilities, Inc. , Revenue , 2024 , 5% , 6/15/56 ................... 2,000,000 2,098,012
Piedmont Healthcare, Inc. Obligated Group , Revenue , 2016 A , Refunding , 5% ,
7/01/46 ........................................................ 5,840,000 5,878,841
Piedmont Healthcare, Inc. Obligated Group , Revenue , 2019 A , 4% , 7/01/49 ...... 5,000,000 4,607,365
Tuff/Atlanta Housing LLC , Revenue , 2022 , Refunding , 5% , 9/01/30 ............. 1,030,000 1,103,355
Tuff/Atlanta Housing LLC , Revenue , 2022 , Refunding , 5% , 9/01/31 ............. 1,235,000 1,335,919
Tuff/Atlanta Housing LLC , Revenue , 2022 , Refunding , 5% , 9/01/32 ............. 1,350,000 1,472,141
WellStar Health System Obligated Group , Revenue , 2020 A , 4% , 4/01/50 ........ 3,000,000 2,808,018
Development Authority of Burke County (The) , Oglethorpe Power Corp. , Revenue ,
2017 D , Refunding , 4.125% , 11/01/45 .................................. 6,000,000 5,321,173
Development Authority of Cobb County (The) ,
Georgia Tech Cobb Research Campus LLC , Revenue , 2017 A , 4% , 6/01/42 ...... 1,600,000 1,535,273
Kennesaw State University Real Estate Obligated Group 2015 ABC , Revenue, Senior
Lien , 2015 A , Refunding , 5% , 7/15/38 ................................. 2,000,000 2,021,197
KSU 2020 Housing Real Estate Foundation LLC , Revenue , 2020 , 4% , 7/15/52 .... 5,720,000 5,072,766
KSU University II Real Estate Foundation LLC , Revenue , 2021 , Refunding , 4% ,
7/15/34 ........................................................ 1,000,000 1,008,644
University System of Georgia , Revenue , 2020 C , 4% , 7/15/52 ................ 2,000,000 1,773,694
b
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 4,825,000 3,953,525
Etowah Water & Sewer Authority , Revenue , 2019 , Refunding , BAM Insured , 3% ,
3/01/44 ......................................................... 1,250,000 954,997
Floyd County Hospital Authority , Floyd Obligated Group , Revenue , 2016 , Pre-
Refunded , 4% , 7/01/43 ............................................. 3,000,000 3,031,101
Fulton County Residential Care Facilities for the Elderly Authority , Lenbrook Square
Foundation Obligated Group , Revenue , 2016 , Refunding , 5% , 7/01/42 .......... 6,000,000 5,867,083
Gainesville & Hall County Hospital Authority ,
Northeast Georgia Health System Obligated Group , Revenue , 2017 A , Refunding ,
5% , 2/15/42 .................................................... 7,000,000 7,087,156
Northeast Georgia Health System Obligated Group , Revenue , 2020 A , Refunding ,
4% , 2/15/45 .................................................... 5,000,000 4,745,938
Northeast Georgia Health System Obligated Group , Revenue , 2021 A , 4% , 2/15/51 5,000,000 4,631,440
Georgia Higher Education Facilities Authority , USG Real Estate Foundation III LLC ,
Revenue , 2020 , Refunding , 4% , 6/15/41 ................................. 2,305,000 2,170,490
Georgia Housing & Finance Authority ,
Revenue , 2013 A , 3.8% , 12/01/37 ..................................... 1,655,000 1,557,307
Revenue , 2018 A , 3.85% , 12/01/38 .................................... 1,170,000 1,087,225

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Georgia Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Georgia Housing & Finance Authority, (continued)
Revenue , 2018 A , 3.95% , 12/01/43 .................................... $ 1,210,000 $ 1,116,159
Revenue , 2019 A , Refunding , 3.7% , 6/01/49 .............................. 4,520,000 4,060,681
Georgia Ports Authority ,
Revenue , 2021 , 4% , 7/01/51 ......................................... 3,395,000 3,228,794
Revenue , 2022 , 5% , 7/01/47 ......................................... 2,500,000 2,668,331
Revenue , 2022 , 5.25% , 7/01/52 ....................................... 2,000,000 2,158,747
Glynn-Brunswick Memorial Hospital Authority , Southeast Georgia Health System
Obligated Group , Revenue , 2017 , 5% , 8/01/47 ............................ 5,000,000 4,810,413
Henry County School District , GO , 2016 , Pre-Refunded , 4% , 8/01/33 .............
5,000,000 5,064,942
Main Street Natural Gas, Inc. ,
Revenue , 2007 A , 5.5% , 9/15/25 ...................................... 2,500,000 2,520,525
Revenue , 2007 A , 5.5% , 9/15/27 ...................................... 5,000,000 5,123,979
Revenue , 2019 A , 5% , 5/15/37 ........................................ 1,975,000 2,051,566
Revenue , 2019 A , 5% , 5/15/38 ........................................ 1,000,000 1,024,857
b,c
Revenue , 144A, 2022 C , Mandatory Put , 4% , 11/01/27 ...................... 8,000,000 7,863,173
c
Revenue , 2023 A , Mandatory Put , 5% , 6/01/30 ............................ 5,000,000 5,224,244
c
Revenue , 2023 D , Mandatory Put , 5% , 12/01/30 ........................... 2,000,000 2,092,346
c
Revenue , 2023 E-1 , Mandatory Put , 5% , 6/01/31 .......................... 2,000,000 2,109,374
Monroe County Public Facilities Authority , County of Monroe , Revenue , 2020 , 4% ,
6/01/42 ......................................................... 1,000,000 940,402
Moultrie-Colquitt Counties Development Authority , Philadelphia College of Osteopathic
Medicine Obligated Group , Revenue , 2018 , 5% , 12/01/43 ................... 4,815,000 4,963,014
Municipal Electric Authority of Georgia ,
Revenue , 2019 A , AGMC Insured , 4% , 1/01/44 ............................ 5,000,000 4,769,635
Revenue , 2020 A , Refunding , 5% , 1/01/50 ............................... 3,500,000 3,586,539
Revenue , 2021 A , Refunding , 4% , 1/01/46 ............................... 330,000 294,518
Revenue , 2021 A , Refunding , 4% , 1/01/51 ............................... 425,000 367,520
Revenue , 2021 A , Refunding , 5% , 1/01/56 ............................... 750,000 752,117
Revenue , 2023 A , 5.5% , 7/01/64 ...................................... 2,000,000 2,087,313
Private Colleges & Universities Authority ,
Emory University , Revenue , 2013 A , 5% , 10/01/43 ......................... 5,000,000 4,884,056
Mercer University , Revenue , 2021 , Refunding , 4% , 10/01/50 ................. 5,400,000 5,086,965
Mercer University , Revenue , 2022 , Refunding , 5.25% , 10/01/51 ............... 4,500,000 4,729,696
Richmond County Hospital Authority , Piedmont Healthcare, Inc. Obligated Group ,
Revenue , 2016 , Refunding , 4% , 1/01/35 ................................. 5,000,000 4,915,038
Savannah Hospital Authority , St. Joseph's/Candler Health System Obligated Group ,
Revenue , 2019 A , Refunding , 4% , 7/01/43 ............................... 10,000,000 9,583,375
Sinclair Water Authority , Revenue , 2019 , Refunding , AGMC Insured , 5% , 4/01/48 ...
2,000,000 2,061,325
Worth County School District , GO , 2017 , 5% , 12/01/42 .......................
5,000,000 5,146,059
274,204,061
Illinois 1.0%
State of Illinois ,
GO , 2021 A , 5% , 3/01/32 ............................................ 250,000 268,270
GO , 2021 B , 4% , 12/01/38 ........................................... 3,000,000 2,931,559
3,199,829
New Jersey 0.4%
New Jersey Transportation Trust Fund Authority , Revenue , 2018 A , Refunding , 5% ,
12/15/35 ........................................................ 1,200,000 1,261,326
New York 0.9%
Metropolitan Transportation Authority ,
Revenue , 2020 A-1 , 4% , 11/15/53 ..................................... 100,000 91,031

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Georgia Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Metropolitan Transportation Authority, (continued)
Revenue , 2020 D , 4% , 11/15/47 ....................................... $ 600,000 $ 560,350
Revenue , 2021 A-2 , 4% , 11/15/42 ..................................... 2,300,000 2,226,899
2,878,280
South Carolina 0.6%
South Carolina Jobs-Economic Development Authority ,
b
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 900,000 763,345
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 900,000 763,345
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 500,000 409,137
1,935,827
Texas 0.4%
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 1,500,000 1,168,201
Washington 0.3%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 900,000 763,416
Wisconsin 0.6%
b
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 900,000 727,298
AL-FL Portfolio Obligated Group , Revenue , 144A, 2021 A , 3.4% , 12/01/36 ....... 1,500,000 1,250,495
1,977,793
U.S. Territories 1.8%
Puerto Rico 1.8%
HTA HRRB Custodial Trust , Revenue , 2007 CC , 5.25% , 7/01/32 ................
923,681 918,973
HTA TRRB Custodial Trust , Revenue , 2005 L , 5.25% , 7/01/41 ..................
903,650 884,247
Puerto Rico Electric Power Authority ,
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 560,000 552,231
d
Revenue , XX , 5.25% , 7/01/40 ........................................ 2,270,000 601,550
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
2,480,000 2,480,804
5,437,805
Total U.S. Territories .................................................................... 5,437,805
Total Municipal Bonds (Cost $ 322,467,115 ) .....................................
300,923,256
Shares
Escrows and Litigation Trusts 0.0%
†
a ,e
Puerto Rico Electric Power Authority, Escrow Account ........................ 115,316 92,253
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
92,253
Total Long Term Investments (Cost $ 323,367,115 ) ...............................
301,888,453
a
a a a a
a
Total Investments (Cost $ 323,367,115 ) 98.4% ...................................
$301,888,453
Other Assets, less Liabilities 1.6% .............................................
4,916,605
Net Assets 100.0% ...........................................................
$306,805,058

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Georgia Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 198 .
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2024, the aggregate value of these securities was $21,584,726, representing 7.0% of net assets.
c
The maturity date shown represents the mandatory put date.
d
Defaulted security or security for which income has been deemed uncollectible.
e
Non-income producing.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2024
Franklin High Yield Tax-Free Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Common Stocks 0.0%
Independent Power and Renewable Electricity Producers 0.0%
a,b
AES Guayama Holdings BV ........................................... 231,664 $ —
b
Total Common Stocks (Cost $ – ) ...............................................
—
a
Management Investment Companies 2.1%
Capital Markets 2.1%
c
Franklin Dynamic Municipal Bond ETF ................................... 1,695,000 41,052,900
Vanguard Tax-Exempt Bond Index ETF ................................... 1,150,000 57,178,000
98,230,900
Total Management Investment Companies (Cost $ 101,387,868 ) ...................
98,230,900
Principal
Amount
a a a a
Corporate Bonds 2.7%
Commercial Services & Supplies 0.6%
a
CalPlant I LLC ,
d
Senior Secured Note , 144A, 15% , 7/01/25 ............................... $ 5,795,000 5,795,000
e,f
21 A , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,920,000 1,344,000
e,f
21 B , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 7,205,000 5,043,500
e,f
22 A , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 3,975,000 2,782,500
e,f
22 B , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 345,000 241,500
e,f
22 C , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 2,610,000 2,610,000
e,f
22 X , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 3,910,000 3,910,000
e,f
23 A , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,380,000 1,380,000
e,f
23 B , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,225,000 1,225,000
e,f
23 C , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,955,000 1,955,000
e,f
23 D , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,700,000 1,700,000
e,f
23 E , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,915,000 1,915,000
29,901,500
Diversified Consumer Services 1.8%
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ....................
93,710,000 84,421,465
Electric Utilities 0.3%
d
Mission Rock Utilities, Inc. , 144A, 7% , 7/01/27 .............................. 15,000,000 14,602,470
Oil, Gas & Consumable Fuels 0.0%
†
a ,d
Red River Biorefinery LLC ,
2024 , Senior Secured Note , 144A, 15% , 4/30/24 .......................... 590,000 590,000
23 A , Senior Secured Note , 144A, 15% , 4/30/24 ........................... 1,280,000 1,280,000
1,870,000
Total Corporate Bonds (Cost $ 144,378,356 ) .....................................
130,795,435
Senior Floating Rate Interests 0.0%
†
a ,g
Rialto Bioenergy Facility LLC ,
First Lien, CME Term Loan, B , 15.329% , ( 12-month SOFR + 10% ), 4/01/31 ...... 1,267,052 1,267,052
First Lien, Initial Roll-Up CME Term Loan, B , 15.32% , ( 12-month SOFR + 10% ),
9/18/25 ......................................................... 1,618,860 615,167
1,882,219
a a a a a
Total Senior Floating Rate Interests (Cost $ 2,875,815 ) ...........................
1,882,219

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 90.0%
Alabama 0.1%
h
Homewood Educational Building Authority , CHF - Horizons II LLC , Revenue , 2024 C ,
5% , 10/01/56 ..................................................... $ 750,000 $ 735,727
MidCity Improvement District ,
Assessment Area , Special Assessment , 2022 , 3.875% , 11/01/27 .............. 300,000 277,405
Assessment Area , Special Assessment , 2022 , 4.25% , 11/01/32 ............... 600,000 525,991
Assessment Area , Special Assessment , 2022 , 4.5% , 11/01/42 ................ 2,090,000 1,691,395
Assessment Area , Special Assessment , 2022 , 4.75% , 11/01/49 ............... 2,400,000 1,914,627
5,145,145
Arizona 1.9%
Arizona Industrial Development Authority , Great Lakes Senior Living Communities LLC ,
Revenue, Second Tier , 2019 B , 5.125% , 1/01/54 .......................... 3,005,000 1,398,368
d
Industrial Development Authority of the County of Pima (The) ,
American Leadership Academy, Inc. , Revenue , 144A, 2019 , Refunding , 5% , 6/15/49 1,235,000 1,148,478
American Leadership Academy, Inc. , Revenue , 144A, 2022 , Refunding , 4% , 6/15/57 8,500,000 6,380,845
La Posada at Park Centre, Inc. Obligated Group , Revenue , 144A, 2022 A , 7% ,
11/15/57 ....................................................... 5,000,000 5,327,428
La Posada at Park Centre, Inc. Obligated Group , Revenue , 144A, 2022 B-1 , 6.625% ,
5/15/31 ........................................................ 4,000,000 4,041,227
d
Maricopa County Industrial Development Authority ,
Benjamin Franklin Charter School Obligated Group , Revenue , 144A, 2018 A , 6% ,
7/01/38 ........................................................ 5,000,000 5,219,597
Benjamin Franklin Charter School Obligated Group , Revenue , 144A, 2018 A , 6% ,
7/01/52 ........................................................ 10,000,000 10,212,805
Salt Verde Financial Corp. , Revenue , 2007-1 , 5.5% , 12/01/29 ..................
11,105,000 11,669,061
d
Sierra Vista Industrial Development Authority ,
American Leadership Academy, Inc. , Revenue , 144A, 2023 , 5.75% , 6/15/58 ...... 5,000,000 5,030,168
Georgetown Community Development Authority , Revenue , 144A, 2021 A , Zero Cpn.,
10/01/56 ....................................................... 18,880,000 14,341,967
Georgetown Community Development Authority , Revenue , 144A, 2021 B , 6.25% ,
10/01/36 ....................................................... 3,945,000 3,224,938
Georgetown Community Development Authority , Revenue , 144A, 2022 A , Zero Cpn.,
10/01/56 ....................................................... 2,327,000 2,168,779
Georgetown Community Development Authority , Revenue , 144A, 2022 B , 9% ,
10/01/37 ....................................................... 250,000 235,825
Tempe Industrial Development Authority ,
d
Mirabella at ASU, Inc. , Revenue , 144A, 2017 A , 6% , 10/01/37 ................ 1,900,000 1,334,757
d
Mirabella at ASU, Inc. , Revenue , 144A, 2017 A , 6.125% , 10/01/47 ............. 4,850,000 2,985,136
d
Mirabella at ASU, Inc. , Revenue , 144A, 2017 A , 6.125% , 10/01/52 ............. 2,800,000 1,666,378
Tempe Life Care Village Obligated Group , Revenue , 2019 , 5% , 12/01/50 ........ 4,300,000 4,013,263
Tempe Life Care Village Obligated Group , Revenue , 2019 , 5% , 12/01/54 ........ 8,000,000 7,356,510
Tempe Life Care Village Obligated Group , Revenue , 2021 B , 4% , 12/01/56 ....... 2,130,000 1,630,338
89,385,868
Arkansas 0.6%
Arkansas Development Finance Authority ,
d
Hybar LLC , Revenue , 144A, 2023 B , 7.375% , 7/01/48 ...................... 12,500,000 13,623,025
United States Steel Corp. , Revenue , 2022 , 5.45% , 9/01/52 ................... 8,500,000 8,647,535
United States Steel Corp. , Revenue , 2023 , 5.7% , 5/01/53 .................... 4,575,000 4,727,588
26,998,148
California 20.2%
Alvord Unified School District , GO , 2011 B , AGMC Insured , Zero Cpn., 8/01/41 .....
30,750,000 13,534,496
d
California Community College Financing Authority ,
NCCD-Napa Valley Properties LLC , Revenue , 144A, 2022 A , 4.25% , 7/01/32 ..... 500,000 482,072

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
d
California Community College Financing Authority, (continued)
NCCD-Napa Valley Properties LLC , Revenue , 144A, 2022 A , 5.75% , 7/01/60 ..... $ 17,500,000 $ 17,588,806
NCCD-Napa Valley Properties LLC , Revenue , 144A, 2022 C , 6.75% , 7/01/60 ..... 7,000,000 6,980,674
d
California Community Housing Agency ,
Annadel Apartments , Revenue , 144A, 2019 A , 5% , 4/01/49 .................. 5,800,000 4,797,694
Arbors Apartments , Revenue , 144A, 2020 A , 5% , 8/01/50 .................... 13,470,000 12,718,779
Aster Apartments , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 2/01/43 .......... 15,075,000 13,737,516
Brio Apartments & Next on Lex Apartments , Revenue , 144A, 2021 A-2 , 4% , 8/01/47 16,500,000 13,271,229
Fountains at Emerald Park , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 8/01/46 ... 21,460,000 17,944,886
K Street Flats , Revenue , 144A, 2021 A-2 , 4% , 8/01/50 ...................... 17,830,000 13,874,605
Mira Vista Hills Apartments , Revenue , 144A, 2021 A , 4% , 2/01/56 ............. 33,000,000 23,226,390
Twin Creek Apartments , Revenue, Junior Lien , 144A, 2022 B , 5.5% , 2/01/40 ..... 4,400,000 4,139,923
Verdant at Green Valley Apartments , Revenue , 144A, 2019 A , 5% , 8/01/49 ....... 19,465,000 18,450,000
California County Tobacco Securitization Agency , Alameda County Tobacco Asset
Securitization Corp. , Revenue , 2002 , 5.875% , 6/01/35 ...................... 820,000 820,000
d
California Municipal Finance Authority ,
California Baptist University , Revenue , 144A, 2015 A , 5.5% , 11/01/45 ........... 17,400,000 17,528,001
California Baptist University , Revenue , 144A, 2016 A , 5% , 11/01/46 ............ 5,000,000 4,874,780
Capital Christian Center , Revenue , 144A, 2021 A , 5% , 10/01/51 ............... 8,425,000 7,209,040
d ,f
California Pollution Control Financing Authority ,
CalPlant I LLC , Revenue , 144A, 2017 , 7.5% , 7/01/32 ....................... 24,500,000 330,750
CalPlant I LLC , Revenue , 144A, 2017 , 8% , 7/01/39 ........................ 10,000,000 135,000
CalPlant I LLC , Revenue , 144A, 2020 , 7.5% , 7/01/32 ....................... 10,000,000 135,000
Rialto Bioenergy Facility LLC , Revenue , 144A, 2018 , 6.75% , 12/01/28 .......... 1,320,136 99,010
Rialto Bioenergy Facility LLC , Revenue , 144A, 2018 , 7.5% , 12/01/40 ........... 4,140,071 310,505
d
California Public Finance Authority , Crossroads Christian Schools Obligated Group ,
Revenue , 144A, 2020 , 5% , 1/01/56 .................................... 4,015,000 3,439,062
California Statewide Communities Development Authority ,
Special Tax , 2023 C-1 , 5% , 9/02/43 .................................... 4,060,000 3,797,183
d
Lancer Educational Housing LLC , Revenue , 144A, 2016 A , Refunding , 5% , 6/01/36 5,000,000 5,061,435
d
NCCD-Hooper Street LLC , Revenue , 144A, 2019 , 5.25% , 7/01/39 ............. 1,275,000 1,294,794
d
NCCD-Hooper Street LLC , Revenue , 144A, 2019 , 5.25% , 7/01/49 ............. 3,725,000 3,736,348
d
City & County of San Francisco , District No. 2020-1 Development , Special Tax , 144A,
2021 B , 5.25% , 9/01/49 ............................................. 2,500,000 2,061,987
City of San Francisco , 5.25% , 9/01/49 ....................................
10,000,000 8,247,949
d
CMFA Special Finance Agency ,
Solana at Grand , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 8/01/45 ........... 35,000,000 28,939,498
Solana at Grand , Revenue, Senior Lien , 144A, 2021 A-1 , 4% , 8/01/56 .......... 1,700,000 1,468,244
d
CMFA Special Finance Agency Enclave , Revenue, Junior Lien , 144A, 2022 A-2 , 4.5% ,
8/01/51 ......................................................... 38,000,000 29,234,817
d
CMFA Special Finance Agency VII , Breakwater Apartments (The) , Revenue , 144A,
2021 A-2 , 4% , 8/01/47 .............................................. 34,395,000 27,953,938
d
CMFA Special Finance Agency VIII , Elan Huntington Beach , Revenue, Junior Lien ,
144A, 2021 A-2 , 4% , 8/01/47 ......................................... 12,070,000 10,454,305
d
CMFA Special Finance Agency XII , Allure Apartments , Revenue , 144A, 2022 A-2 ,
4.375% , 8/01/49 ................................................... 21,215,000 17,343,583
d
CSCDA Community Improvement Authority ,
Cameo/Garrison Apartments , Revenue , 144A, 2021 B , 4% , 3/01/57 ............ 15,000,000 10,939,090
Crescent (The) , Revenue , 144A, 2022 B , 5.5% , 7/01/59 ..................... 15,935,000 13,761,989
Dublin , Revenue , 144A, 2021 B , 4% , 2/01/57 ............................. 7,500,000 5,479,897
Escondido Portfolio , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 6/01/48 ........ 10,000,000 6,960,847
Park Crossing Apartments , Revenue , 144A, 2021 B , 4% , 12/01/48 ............. 14,235,000 10,502,608
Renaissance at City Center , Revenue , 144A, 2020 A , 5% , 7/01/51 ............. 22,325,000 21,319,067
Waterscape Apartments , Revenue , 144A, 2021 B , 4% , 9/01/46 ................ 5,970,000 4,908,372
Wood Creek Apartments , Revenue, Sub. Lien , 144A, 2021 B , 4% , 12/01/59 ...... 19,800,000 12,702,399

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
M-S-R Energy Authority ,
Revenue , 2009 B , 6.125% , 11/01/29 ................................... $ 25,155,000 $ 26,384,866
Revenue , 2009 B , 7% , 11/01/34 ....................................... 20,000,000 24,100,434
Revenue , 2009 C , 6.5% , 11/01/39 ..................................... 20,000,000 24,755,666
Palmdale Elementary School District ,
Community Facilities District No. 90-1 , Special Tax , 2012 A , AGMC Insured , Zero
Cpn., 8/01/28 ................................................... 1,500,000 1,277,751
Community Facilities District No. 90-1 , Special Tax , 2012 A , AGMC Insured , Zero
Cpn., 8/01/30 ................................................... 1,250,000 985,641
Community Facilities District No. 90-1 , Special Tax , 2012 A , AGMC Insured , Zero
Cpn., 8/01/31 ................................................... 1,250,000 946,824
Community Facilities District No. 90-1 , Special Tax , 2012 A , AGMC Insured , Zero
Cpn., 8/01/34 ................................................... 2,500,000 2,588,915
Riverside County Transportation Commission ,
Revenue, Senior Lien , 2013 B , Zero Cpn., 6/01/32 ......................... 4,000,000 2,895,154
Revenue, Senior Lien , 2013 B , Zero Cpn., 6/01/33 ......................... 5,500,000 3,822,531
Revenue, Senior Lien , 2013 B , Zero Cpn., 6/01/41 ......................... 5,000,000 2,328,069
Revenue, Senior Lien , 2013 B , Zero Cpn., 6/01/42 ......................... 7,000,000 3,084,882
San Diego Unified School District ,
GO , 2012 E , Zero Cpn., 7/01/42 ....................................... 44,565,000 33,883,273
GO , 2012 E , Zero Cpn., 7/01/47 ....................................... 33,305,000 25,165,385
San Joaquin Hills Transportation Corridor Agency ,
Revenue , 1997 A , Refunding , 6% , 1/15/45 ............................... 35,834,000 45,590,749
Revenue , 1997 A , Refunding , 6% , 1/15/46 ............................... 35,834,000 45,681,355
Revenue, Junior Lien , ETM, Zero Cpn., 1/01/26 ........................... 110,000,000 104,229,026
Revenue, Junior Lien , ETM, Zero Cpn., 1/01/27 ........................... 125,100,000 114,676,881
San Mateo Foster City School District , GO , A , Zero Cpn., 8/01/42 ...............
40,000,000 42,045,888
San Mateo Union High School District , GO , 2011 A , Zero Cpn., 9/01/41 ...........
20,000,000 20,260,536
Silicon Valley Tobacco Securitization Authority ,
Revenue , 2007 A , Zero Cpn., 6/01/36 ................................... 15,000,000 7,795,383
Revenue , 2007 C , Zero Cpn., 6/01/56 .................................. 60,000,000 5,959,290
Tobacco Securitization Authority of Southern California , San Diego County Tobacco
Asset Securitization Corp. , Revenue , 2006 B , Zero Cpn., 6/01/46 .............. 50,000,000 10,199,170
970,454,237
Colorado 5.3%
3rd and Havana Metropolitan District , GO , 2020 A , 5.25% , 12/01/49 .............
3,775,000 3,155,249
9th Avenue Metropolitan District No. 2 , GO , 2018 , 5% , 12/01/48 ................
7,414,000 6,668,270
Allison Valley Metropolitan District No. 1 , GO , 2020 , Refunding , 5% , 12/01/47 ......
5,250,000 4,682,776
Allison Valley Metropolitan District No. 2 , GO , 2020 , Refunding , 4.7% , 12/01/47 .....
4,750,000 3,909,119
Banning Lewis Ranch Regional Metropolitan District No. 1 , GO , 2018 A , 5.375% ,
12/01/48 ........................................................ 2,185,000 2,108,011
Baseline Metropolitan District No. 1 ,
GO , 2021 A , 5% , 12/01/51 ........................................... 1,500,000 1,336,652
GO , 2021 B , 7.5% , 12/15/51 ......................................... 2,190,000 1,999,137
d
Bent Grass Metropolitan District , GO , 144A, 2020 , Refunding , 5.25% , 12/01/49 ..... 1,685,000 1,573,474
Bradburn Metropolitan District No. 2 ,
GO , 2018 A , Refunding , 5% , 12/01/38 .................................. 600,000 581,004
GO , 2018 A , Refunding , 5% , 12/01/47 .................................. 2,400,000 2,245,201

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Brighton Crossing Metropolitan District No. 6 , GO , 2020 A-3 , 5% , 12/01/50 ........
$ 2,000,000 $ 1,716,501
d
Broomfield Village Metropolitan District No. 2 , GO , 144A, 2021 A-2 , Refunding , 5% ,
12/01/49 ........................................................ 724,000 665,603
Clear Creek Transit Metropolitan District No. 2 ,
GO , 2021 A , 5% , 12/01/41 ........................................... 580,000 508,702
GO , 2021 A , 5% , 12/01/50 ........................................... 1,000,000 813,344
Colliers Hill Metropolitan District No. 2 , GO , 2022 B-1 , Refunding , 5.75% , 12/15/47 ..
2,850,000 2,687,694
Colorado Health Facilities Authority ,
Aberdeen Ridge, Inc. Obligated Group , Revenue , 2021 A , 5% , 5/15/49 .......... 2,235,000 1,468,184
Aberdeen Ridge, Inc. Obligated Group , Revenue , 2021 A , 5% , 5/15/58 .......... 4,750,000 2,962,646
Frasier Meadows Manor, Inc. Obligated Group , Revenue , 2017 A , Refunding , 5.25% ,
5/15/47 ........................................................ 6,500,000 6,414,471
Conestoga Metropolitan District No. 2 , GO , 2021 A-3 , Refunding , 5.25% , 12/01/51 ..
1,625,000 1,439,097
Copperleaf Metropolitan District No. 6 , GO , 2022 B , 6% , 12/15/41 ...............
1,225,000 1,171,228
Cornerstar Metropolitan District ,
GO , A , Refunding , 5.125% , 12/01/37 ................................... 2,000,000 1,955,219
GO , A , Refunding , 5.25% , 12/01/47 .................................... 5,200,000 4,969,014
Denver International Business Center Metropolitan District No. 1 , GO , 2019 B , 6% ,
12/01/48 ........................................................ 6,590,000 6,612,474
Eagle Brook Meadows Metropolitan District No. 3 , GO , 2021-3 , 5% , 12/01/51 ......
1,600,000 1,381,355
First Creek Village Metropolitan District ,
GO , 2019 A , 5% , 12/01/39 ........................................... 595,000 598,052
GO , 2019 A , 5% , 8/01/49 ............................................ 540,000 520,522
Greenways Metropolitan District No. 1 , GO , 2021 A-3 , 4.625% , 12/01/51 ..........
1,580,000 1,122,797
d
Hidden Creek Metropolitan District , GO , 144A, 2021 A-3 , 4.625% , 12/01/45 ........ 1,140,000 902,526
d
Horizon Metropolitan District No. 2 , GO , 144A, 2021 A-3 , 4.5% , 12/01/51 .......... 1,675,000 1,179,036
d
Jacoby Farm Metropolitan District , GO , 144A, 2021 , Refunding , 5% , 12/15/46 ...... 5,000,000 4,413,112
Jay Grove Metropolitan District , GO , 2021 , 4.25% , 12/01/51 ...................
1,225,000 918,612
Jefferson Center Metropolitan District No. 1 ,
Revenue , 2020 A-2 , 4.125% , 12/01/40 .................................. 575,000 495,203
Revenue , 2020 A-2 , 4.375% , 12/01/47 .................................. 1,125,000 969,572
Johnstown Farms East Metropolitan District , GO , 2021 , 5% , 12/01/51 ............
1,500,000 1,263,477
Johnstown Plaza Metropolitan District , GO , 2022 , Refunding , 4.25% , 12/01/46 .....
8,500,000 7,211,003
d
Karl's Farm Metropolitan District No. 2 ,
GO , 144A, 2020 A-3 , 5.375% , 12/01/40 ................................. 645,000 606,544
GO , 144A, 2020 A-3 , 5.625% , 12/01/50 ................................. 1,900,000 1,764,810
Liberty Ranch Metropolitan District , GO , 2021 A , Refunding , 5.25% , 12/01/51 ......
6,590,000 5,568,684
Morgan Hill Metropolitan District No. 3 , GO , 2021 B , Refunding , 6.375% , 12/15/51 ...
1,465,000 1,349,143
Murphy Creek Metropolitan District No. 4 , GO , 2021 , 5% , 12/01/51 ..............
8,000,000 6,729,379
Nexus North at DIA Metropolitan District , GO , 2021 , 5% , 12/01/51 ...............
565,000 482,184
Palisade Park West Metropolitan District , GO , 2019 A , 5.125% , 12/01/49 ..........
1,500,000 1,388,993
d
Platte River Metropolitan District , GO, Senior Lien , 144A, 2023 A , Refunding , 6.5% ,
8/01/53 ......................................................... 2,250,000 2,291,498
Prairie Center Metropolitan District No. 3 , GO , 2024 A , Refunding , 5.875% , 12/15/46 .
750,000 788,417
Prairie Center Metropolitan District No. 7 ,
GO , 2020 , 4.125% , 12/15/36 ......................................... 500,000 442,315
GO , 2020 , 4.875% , 12/15/44 ......................................... 725,000 625,364
GO , 2021 , 6.375% , 6/15/46 .......................................... 1,330,000 1,212,223
Pronghorn Valley Metropolitan District ,
GO , 2021 A , 3.75% , 12/01/41 ......................................... 515,000 400,600
GO , 2021 A , 4% , 12/01/51 ........................................... 650,000 488,941

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Ptarmigan West Metropolitan District No. 2 , GO , 2021-3 , 4.125% , 12/01/51 ........
$ 1,475,000 $ 1,040,969
Public Authority for Colorado Energy ,
Revenue , 2008 , 6.25% , 11/15/28 ...................................... 12,500,000 13,053,084
Revenue , 2008 , 6.5% , 11/15/38 ....................................... 60,100,000 71,998,255
Raindance Metropolitan District No. 1 ,
Non-Potable Water System , Revenue , 2020 , 5% , 12/01/40 ................... 625,000 599,428
Non-Potable Water System , Revenue , 2020 , 5.25% , 12/01/50 ................ 4,250,000 4,066,252
Rampart Range Metropolitan District No. 5 ,
Revenue , 2021 , 4% , 12/01/41 ........................................ 2,730,000 2,258,133
Revenue , 2021 , 4% , 12/01/51 ........................................ 6,670,000 4,958,547
Reunion Metropolitan District , Water Activity Enterprise , Revenue , 2021 A , 3.625% ,
12/01/44 ........................................................ 6,002,392 4,453,908
Ritoro Metropolitan District , GO , 2019 A , 5% , 12/01/49 .......................
2,000,000 1,851,446
RRC Metropolitan District No. 2 , GO , 2021 , 5.25% , 12/01/51 ...................
5,625,000 4,753,240
South Aurora Regional Improvement Authority , Revenue , 2018 , 6.25% , 12/01/57 ....
2,815,000 2,681,653
Southglenn Metropolitan District ,
GO , 2016 , Refunding , 5% , 12/01/30 .................................... 3,470,000 3,371,014
GO , 2016 , Refunding , 5% , 12/01/36 .................................... 810,000 772,301
GO , 2016 , Refunding , 5% , 12/01/46 .................................... 4,200,000 3,792,853
STC Metropolitan District No. 2 ,
GO , 2019 A , Refunding , 5% , 12/01/38 .................................. 2,000,000 1,892,193
GO , 2019 A , Refunding , 5% , 12/01/49 .................................. 1,000,000 910,514
Timberleaf Metropolitan District , GO , 2020 A , 5.75% , 12/01/50 ..................
1,730,000 1,678,792
Village at Dry Creek Metropolitan District No. 2 (The) , GO , 2019 , 4.375% , 12/01/44 ..
819,000 762,645
Village Metropolitan District (The) ,
GO , 2020 , Refunding , 5% , 12/01/40 .................................... 1,100,000 1,061,990
GO , 2020 , Refunding , 5% , 12/01/49 .................................... 1,750,000 1,651,885
Villages at Castle Rock Metropolitan District No. 4 , 1989 , 11.12% , 6/01/31 .........
3,000,000 2,760,000
Waterfront at Foster Lake Metropolitan District No. 2 ,
GO , 2022 A3-1 , 5% , 12/01/42 ......................................... 3,705,000 3,319,754
GO , 2022 A3-1 , 5% , 12/01/51 ......................................... 4,085,000 3,433,952
GO , 2022 A3-2 , Zero Cpn., 12/01/51 ................................... 5,130,000 3,362,773
Water Tap Fee , Revenue , 2022 , 4.625% , 12/01/28 ......................... 6,000,000 5,676,679
d
West Meadow Metropolitan District , GO, Senior Lien , 144A, 2023 A , Refunding , 6.5% ,
12/01/50 ........................................................ 2,750,000 2,828,029
Wild Plum Metropolitan District , GO , 2019 A , Pre-Refunded , 5% , 12/01/49 .........
595,000 616,171
256,363,892
Connecticut 0.5%
Connecticut State Health & Educational Facilities Authority ,
d
Church Home of Hartford Obligated Group , Revenue , 144A, 2016 A , 5% , 9/01/46 .. 1,000,000 863,685
d
Church Home of Hartford Obligated Group , Revenue , 144A, A , 5% , 9/01/53 ...... 7,850,000 6,457,486
Masonicare Corp. Obligated Group , Revenue , F , Refunding , 5% , 7/01/43 ........ 13,000,000 12,429,638
d
McLean Affiliates Obligated Group , Revenue , 144A, 2020 A , 5% , 1/01/45 ........ 1,000,000 867,772
d
McLean Affiliates Obligated Group , Revenue , 144A, 2020 A , 5% , 1/01/55 ........ 5,695,000 4,669,533
25,288,114
Florida 17.1%
Abbott Square Community Development District ,
Special Assessment , 2022 , 5.375% , 6/15/42 ............................. 915,000 927,971
Special Assessment , 2022 , 5.5% , 6/15/52 ............................... 1,500,000 1,517,406
Anabelle Island Community Development District ,
Special Assessment , 2022 , 2.7% , 5/01/27 ............................... 405,000 386,305

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Anabelle Island Community Development District, (continued)
Special Assessment , 2022 , 3.1% , 5/01/32 ............................... $ 750,000 $ 673,804
Special Assessment , 2022 , 3.5% , 5/01/42 ............................... 1,945,000 1,572,430
d ,i
Antillia Community Development District , Special Assessment , 144A, 2024 , 5.6% ,
5/01/44 ......................................................... 645,000 646,143
Arbors Community Development District ,
2023 Project Area , Special Assessment , 2023 , 4.5% , 5/01/30 ................. 630,000 634,713
2023 Project Area , Special Assessment , 2023 , 5.4% , 5/01/43 ................. 1,705,000 1,747,316
2023 Project Area , Special Assessment , 2023 , 5.625% , 5/01/53 ............... 2,235,000 2,293,126
Artisan Lakes East Community Development District ,
Assessment Area 2 , Special Assessment , 2021-1 , 2.75% , 5/01/31 ............. 250,000 224,655
Assessment Area 2 , Special Assessment , 2021-1 , 3.125% , 5/01/41 ............ 470,000 372,036
d
Assessment Area 2 , Special Assessment , 144A, 2021-2 , 2.75% , 5/01/31 ........ 275,000 247,121
d
Assessment Area 2 , Special Assessment , 144A, 2021-2 , 3.125% , 5/01/41 ....... 515,000 408,163
Astonia Community Development District ,
d
Area 1 , Special Assessment , 144A, 2020 , 4% , 5/01/40 ...................... 540,000 504,287
d
Area 1 , Special Assessment , 144A, 2020 , 4% , 5/01/51 ...................... 1,370,000 1,177,549
d
Assessment Area 2 , Special Assessment , 144A, 2021 , 2.5% , 5/01/26 ........... 105,000 101,638
d
Assessment Area 2 , Special Assessment , 144A, 2021 , 3% , 5/01/31 ............ 500,000 460,110
d
Assessment Area 2 , Special Assessment , 144A, 2021 , 3.2% , 5/01/41 ........... 750,000 604,719
Assessment Area 3 , Special Assessment , 2023 , 5.125% , 6/15/43 .............. 410,000 411,610
Assessment Area 3 , Special Assessment , 2023 , 5.375% , 6/15/53 .............. 680,000 682,640
d
North Parcel Assessment Area , Special Assessment , 144A, 2021 , 2.5% , 5/01/26 .. 100,000 96,798
d
North Parcel Assessment Area , Special Assessment , 144A, 2021 , 3% , 5/01/31 .... 320,000 294,471
d
North Parcel Assessment Area , Special Assessment , 144A, 2021 , 3.2% , 5/01/41 .. 750,000 604,531
Avalon Groves Community Development District ,
Special Assessment , 2021 , 3.125% , 5/01/41 ............................. 360,000 289,246
Special Assessment , 2021 , 4% , 5/01/51 ................................. 500,000 430,695
Assessment Area 3 , Special Assessment , 2021 , 3% , 5/01/32 ................. 200,000 181,648
Assessment Area 3 , Special Assessment , 2021 , 3.375% , 5/01/41 .............. 495,000 400,951
Avalon Park West Community Development District ,
d
2020 Project Area , Special Assessment , 144A, 2020 , Refunding , 3.25% , 5/01/30 .. 215,000 209,232
d
2020 Project Area , Special Assessment , 144A, 2020 , Refunding , 3.75% , 5/01/40 .. 580,000 551,211
d
2020 Project Area , Special Assessment , 144A, 2020 , Refunding , 4% , 5/01/51 ..... 880,000 765,826
2022 Project Area , Special Assessment , 2022 , 5.5% , 5/01/42 ................. 500,000 516,479
2022 Project Area , Special Assessment , 2022 , 5.625% , 5/01/52 ............... 875,000 896,019
d
Ave Maria Stewardship Community District , BAN Assessment , Special Assessment ,
144A, 2023 , 5.5% , 5/01/53 ........................................... 2,790,000 2,806,872
Avenir Community Development District ,
Assessment Area 2 , Special Assessment , 2021 A-1 , 2.75% , 5/01/31 ............ 3,210,000 2,875,798
Assessment Area 3 , Special Assessment , 2023 , 5.375% , 5/01/43 .............. 3,035,000 3,046,141
Assessment Area 3 , Special Assessment , 2023 , 5.625% , 5/01/54 .............. 5,125,000 5,179,511
Parcel A-18 , Special Assessment , 2024 A , 4.875% , 5/01/31 .................. 270,000 269,901
Parcel A-18 , Special Assessment , 2024 A , 5.75% , 5/01/44 ................... 1,005,000 1,004,998
Parcel A-18 , Special Assessment , 2024 A , 6% , 5/01/55 ..................... 1,625,000 1,613,583
Aviary at Rutland Ranch Community Development District ,
Assessment Area 2 , Special Assessment , 2021 , 3.1% , 11/01/31 ............... 170,000 154,440
Assessment Area 2 , Special Assessment , 2021 , 3.4% , 11/01/41 ............... 410,000 331,893
Babcock Ranch Community Independent Special District ,
Assessment Area 2 , Special Assessment , 2021 , 2.875% , 5/01/31 .............. 465,000 418,215
Assessment Area 2C , Special Assessment , 2020 , 3% , 5/01/30 ................ 250,000 238,396
Assessment Area 2C , Special Assessment , 2020 , 4% , 5/01/40 ................ 775,000 724,578
Assessment Area 2C , Special Assessment , 2020 , 4% , 5/01/51 ................ 1,550,000 1,331,028
Assessment Area 3A , Special Assessment , 2020 , 2.5% , 5/01/25 ............... 20,000 19,681
Assessment Area 3A , Special Assessment , 2020 , 3% , 5/01/30 ................ 250,000 237,088

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Babcock Ranch Community Independent Special District, (continued)
Assessment Area 3B , Special Assessment , 2020 , 4% , 5/01/40 ................ $ 385,000 $ 359,952
Assessment Area 3B , Special Assessment , 2020 , 4% , 5/01/51 ................ 890,000 764,268
Balm Grove Community Development District ,
Special Assessment , 2022 , 3.25% , 11/01/27 .............................. 850,000 821,941
Special Assessment , 2022 , 3.625% , 11/01/32 ............................. 1,290,000 1,195,374
Bannon Lakes Community Development District ,
d
Phase 2 , Special Assessment , 144A, 2021 , 3.5% , 5/01/41 ................... 700,000 599,780
Phase 3 , Special Assessment , 2022 , 3.3% , 5/01/32 ........................ 365,000 340,586
Phase 3 , Special Assessment , 2022 , 4% , 5/01/42 .......................... 1,370,000 1,209,521
Banyan Cay Community Development District , Special Assessment , 2020 NM , 4% ,
11/01/51 ........................................................ 3,000,000 2,428,321
Belmond Reserve Community Development District ,
2020 Project , Special Assessment , 2020 , 4% , 5/01/40 ...................... 1,750,000 1,705,658
2020 Project , Special Assessment , 2020 , 4% , 5/01/51 ...................... 2,000,000 1,762,355
Belmont II Community Development District ,
Special Assessment , 2020 , 3.125% , 12/15/30 ............................. 325,000 308,608
Special Assessment , 2020 , 3.625% , 12/15/40 ............................. 1,390,000 1,276,674
Berry Bay Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.625% , 5/01/26 .............. 105,000 101,636
Assessment Area 1 , Special Assessment , 2021 , 3.125% , 5/01/31 .............. 400,000 366,512
Assessment Area 1 , Special Assessment , 2021 , 3.625% , 5/01/41 .............. 1,250,000 1,042,702
Assessment Area 2 , Special Assessment , 2023 , 5.5% , 5/01/43 ................ 985,000 1,007,221
Assessment Area 2 , Special Assessment , 2023 , 5.75% , 5/01/53 ............... 1,675,000 1,718,326
Black Creek Community Development District ,
Special Assessment , 2022 , 5.125% , 6/15/32 ............................. 150,000 152,815
Special Assessment , 2022 , 5.625% , 6/15/52 ............................. 2,000,000 2,033,531
Boggy Branch Community Development District ,
Special Assessment , 2021 , 2.5% , 5/01/26 ............................... 190,000 183,295
Special Assessment , 2021 , 3% , 5/01/31 ................................. 450,000 409,390
Special Assessment , 2021 , 3.5% , 5/01/41 ............................... 1,165,000 957,262
Bradbury Community Development District ,
Special Assessment , 2023 , 4.375% , 5/01/30 ............................. 590,000 590,721
Special Assessment , 2023 , 5.5% , 5/01/53 ............................... 2,245,000 2,250,175
Bridgewalk Community Development District ,
Assessment Area 2 , Special Assessment , 2023 , 6.25% , 12/15/43 .............. 760,000 797,234
Assessment Area 2 , Special Assessment , 2023 , 6.5% , 12/15/53 ............... 700,000 734,431
Bridgewater North Community Development District ,
Assessments , Special Assessment , 2022 , 3.125% , 5/01/27 .................. 125,000 121,067
Assessments , Special Assessment , 2022 , 3.5% , 5/01/32 .................... 350,000 326,730
Brightwater Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.85% , 5/01/31 ............... 290,000 260,340
Assessment Area 1 , Special Assessment , 2021 , 3.15% , 5/01/41 ............... 720,000 562,685
Brookstone Community Development District ,
Assessment Area 2 , Special Assessment , 2022 , 4.75% , 5/01/32 ............... 325,000 327,379
Assessment Area 2 , Special Assessment , 2022 , 5.5% , 5/01/42 ................ 1,000,000 1,018,620
Assessment Area 2 , Special Assessment , 2022 , 5.625% , 5/01/52 .............. 1,750,000 1,773,412
Buckhead Trails Community Development District ,
Special Assessment , 2022 , 5.25% , 5/01/32 .............................. 400,000 406,007
Special Assessment , 2022 , 5.625% , 5/01/42 ............................. 1,000,000 1,017,064
Special Assessment , 2022 , 5.75% , 5/01/52 .............................. 1,410,000 1,422,667
Special Assessment , 2024 , 4.7% , 5/01/31 ............................... 560,000 556,771
Special Assessment , 2024 , 5.6% , 5/01/44 ............................... 650,000 643,102
Special Assessment , 2024 , 5.875% , 5/01/54 ............................. 1,500,000 1,481,346

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Buena Lago Community Development District ,
Assessment Area 1 , Special Assessment , 2022 , 5.25% , 5/01/42 ............... $ 665,000 $ 674,948
Assessment Area 1 , Special Assessment , 2022 , 5.5% , 5/01/52 ................ 1,135,000 1,165,597
d
Cape Coral Health Facilities Authority , Gulf Care, Inc. Obligated Group , Revenue,
Senior Lien , 144A, 2015 , Refunding , 6% , 7/01/45 .......................... 5,250,000 3,742,707
d
Capital Trust Agency, Inc. ,
AcadeMir Charter School West , Revenue , 144A, 2021 A , 3% , 7/01/31 .......... 100,000 89,248
AcadeMir Charter School West , Revenue , 144A, 2021 A , 4% , 7/01/41 .......... 450,000 375,404
AcadeMir Charter School West , Revenue , 144A, 2021 A , 4% , 7/01/51 .......... 540,000 408,028
AcadeMir Charter School West , Revenue , 144A, 2021 A , 4% , 7/01/56 .......... 445,000 326,392
AcadeMir Charter School West , Revenue , 144A, 2021 A-2 , 4% , 7/01/41 ......... 750,000 625,674
AcadeMir Charter School West , Revenue , 144A, 2021 A-2 , 4% , 7/01/51 ......... 975,000 736,718
AcadeMir Charter School West , Revenue , 144A, 2021 A-2 , 4% , 7/01/56 ......... 750,000 550,099
Educational Growth Fund LLC , Revenue , 144A, 2021 B , Zero Cpn., 7/01/31 ...... 9,275,000 5,922,143
Educational Growth Fund LLC , Revenue, Senior Lien , 144A, 2021 A-1 , 5% , 7/01/56 1,000,000 924,995
Sarasota-Manatee Jewish Housing Council Obligated Group , Revenue , 144A, 2017 ,
Refunding , 5% , 7/01/46 ............................................ 3,250,000 2,352,168
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-2 , 4.43% , 1/01/57 ........... 10,245,000 7,303,194
South Tech Schools Obligated Group , Revenue , 144A, 2020 A , 5% , 6/15/40 ...... 1,235,000 1,174,794
South Tech Schools Obligated Group , Revenue , 144A, 2020 A , 5% , 6/15/55 ...... 3,805,000 3,374,067
University Bridge LLC , Revenue , 144A, 2018 A , 5.25% , 12/01/43 .............. 31,755,000 31,411,259
WFCS Holdings II LLC , Revenue , 144A, 2021 A-1 , 3.3% , 1/01/31 .............. 715,000 655,096
WFCS Holdings II LLC , Revenue , 144A, 2021 A-1 , 5% , 1/01/56 ............... 1,050,000 923,449
WFCS Holdings LLC , Revenue , 144A, 2020 A-1 , 5% , 1/01/55 ................. 3,500,000 3,128,576
d
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , Zero Cpn., 3/01/29 ........................................ 17,500,000 13,660,133
Caymas Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.3% , 5/01/44 ................ 800,000 788,352
Assessment Area 1 , Special Assessment , 2024 , 5.625% , 5/01/54 .............. 690,000 678,680
Celebration Community Development District ,
Special Assessment , 2021 , 2.25% , 5/01/26 .............................. 100,000 96,646
Special Assessment , 2021 , 2.75% , 5/01/31 .............................. 240,000 222,778
Special Assessment , 2021 , 3.125% , 5/01/41 ............................. 590,000 502,624
Celebration Pointe Community Development District No. 1 , Special Assessment , 2021 ,
3.375% , 5/01/41 ................................................... 885,000 730,118
Center Lake Ranch West Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.75% , 5/01/43 ............... 1,365,000 1,400,166
Assessment Area 1 , Special Assessment , 2023 , 6% , 5/01/54 ................. 2,330,000 2,392,878
Central Parc Community Development District ,
Special Assessment , 2024 , 5.7% , 5/01/44 ............................... 500,000 492,972
Special Assessment , 2024 , 6% , 5/01/54 ................................. 750,000 739,798
CFM Community Development District , Assessment Area , Special Assessment , 2021 ,
2.4% , 5/01/26 .................................................... 145,000 139,682
Chaparral Palm Bay Community Development District ,
Assessments , Special Assessment , 2020 A-1 , 4% , 5/01/40 ................... 1,220,000 1,143,253
Assessments , Special Assessment , 2020 A-1 , 4% , 5/01/50 ................... 1,985,000 1,716,487
Chapel Creek Community Development District ,
d
Assessment Area , Special Assessment , 144A, 2021 , 3% , 5/01/31 .............. 200,000 181,249
d
Assessment Area , Special Assessment , 144A, 2021 , 3.375% , 5/01/41 .......... 675,000 546,593
Assessment Area , Special Assessment , 2024 , 5.5% , 5/01/44 ................. 570,000 572,175
Assessment Area , Special Assessment , 2024 , 5.75% , 5/01/54 ................ 1,055,000 1,054,925
d
Chapel Crossings Community Development District ,
Assessments , Special Assessment , 144A, 2020 , 2.625% , 5/01/25 ............. 115,000 113,074
Assessments , Special Assessment , 144A, 2020 , 3.2% , 5/01/30 ............... 645,000 599,552
Assessments , Special Assessment , 144A, 2020 , 3.7% , 5/01/40 ............... 1,700,000 1,446,012

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
d
Charlotte County Industrial Development Authority , MSKP Town & Country Utility LLC ,
Revenue , 144A, 2021 B , 5% , 10/01/36 .................................. $ 2,500,000 $ 2,189,905
Coddington Community Development District ,
Assessments , Special Assessment , 2022 , 5.75% , 5/01/42 ................... 615,000 638,614
Assessments , Special Assessment , 2022 , 5.75% , 5/01/52 ................... 1,000,000 1,026,386
Connerton East Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.25% , 6/15/43 ............... 1,395,000 1,424,141
Assessment Area 1 , Special Assessment , 2023 , 5.375% , 6/15/53 .............. 2,250,000 2,282,909
Copes Landing Community Development District ,
2023 Project Area , Special Assessment , 2023 , 5.75% , 5/01/43 ................ 210,000 218,199
2023 Project Area , Special Assessment , 2023 , 5.875% , 5/01/53 ............... 1,825,000 1,886,504
Coral Bay Lee County Community Development District , Assessment Area 1 , Special
Assessment , 2022 , 5.5% , 5/01/42 ..................................... 250,000 252,380
Coral Creek Community Development District ,
Special Assessment , 2024 , 5.45% , 5/01/44 .............................. 2,145,000 2,153,205
Special Assessment , 2024 , 5.75% , 5/01/54 .............................. 1,700,000 1,703,717
Coral Lakes Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.5% , 11/01/44 ............... 780,000 791,764
Assessment Area 1 , Special Assessment , 2024 , 5.75% , 11/01/53 .............. 1,000,000 1,010,864
Cordoba Ranch Community Development District ,
Assessments , Special Assessment , 2021 , Refunding , 3% , 5/01/31 ............. 835,000 783,069
Assessments , Special Assessment , 2021 , Refunding , 3% , 5/01/37 ............. 825,000 698,261
Cordova Palms Community Development District ,
Special Assessment , 2021 , 2.4% , 5/01/26 ............................... 100,000 96,403
Special Assessment , 2021 , 2.8% , 5/01/31 ............................... 385,000 344,296
Special Assessment , 2021 , 3% , 5/01/41 ................................. 1,025,000 785,940
Special Assessment , 2022-1 , 5.7% , 5/01/42 .............................. 330,000 340,829
Special Assessment , 2022-1 , 5.8% , 5/01/53 .............................. 565,000 579,958
Assessment Area 1 , Special Assessment , 2022-2 , 4.5% , 5/01/27 .............. 115,000 115,167
Assessment Area 1 , Special Assessment , 2022-2 , 5.1% , 5/01/32 .............. 340,000 346,522
Assessment Area 1 , Special Assessment , 2022-2 , 5.4% , 5/01/42 .............. 1,020,000 1,035,686
Assessment Area 1 , Special Assessment , 2022-2 , 5.6% , 5/01/53 .............. 2,005,000 2,038,498
Creekview Community Development District ,
Phase 1 , Special Assessment , 2022 , 4.25% , 5/01/32 ....................... 805,000 797,099
Phase 1 , Special Assessment , 2022 , 4.625% , 5/01/42 ...................... 2,455,000 2,362,171
i
Cresswind DeLand Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.375% , 5/01/44 .............. 700,000 685,406
Assessment Area 1 , Special Assessment , 2024 , 5.75% , 5/01/54 ............... 730,000 720,916
d
Crestview II Community Development District ,
Special Assessment , 144A, 2020 , Refunding , 4% , 5/01/31 ................... 250,000 253,416
Special Assessment , 144A, 2020 , Refunding , 4% , 5/01/37 ................... 475,000 459,606
Cross Creek North Community Development District ,
Special Assessment , 2022 , 4.25% , 5/01/42 .............................. 2,340,000 2,158,597
Special Assessment , 2023 , 5.125% , 5/01/43 ............................. 1,000,000 1,003,142
Special Assessment , 2023 , 5.375% , 5/01/53 ............................. 1,255,000 1,258,013
Crosswinds East Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.5% , 5/01/44 ................ 1,205,000 1,210,512
Assessment Area 1 , Special Assessment , 2024 , 5.75% , 5/01/54 ............... 1,500,000 1,501,031
Crystal Cay Community Development District ,
Special Assessment , 2021 , 2.7% , 5/01/31 ............................... 200,000 182,613
Special Assessment , 2021 , 3.05% , 5/01/41 .............................. 850,000 699,116
Special Assessment , 2021 , 4% , 5/01/51 ................................. 1,000,000 863,528

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
d
Currents Community Development District , Assessments , Special Assessment , 144A,
2020 A , 4% , 5/01/40 ................................................ $ 3,100,000 $ 2,756,384
Cypress Bay West Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.25% , 5/01/43 ............... 1,375,000 1,381,728
Assessment Area 1 , Special Assessment , 2023 , 5.5% , 5/01/53 ................ 1,205,000 1,213,368
d
Cypress Bluff Community Development District ,
Special Assessment , 144A, 2020 A , 3.125% , 5/01/30 ....................... 250,000 241,741
Special Assessment , 144A, 2020 A , 3.625% , 5/01/40 ....................... 800,000 747,870
Special Assessment , 144A, 2020 A , 3.8% , 5/01/50 ......................... 1,170,000 1,006,077
Cypress Park Estates Community Development District ,
Assessment Area , Special Assessment , 2022 , 4.375% , 5/01/27 ............... 80,000 79,609
Assessment Area , Special Assessment , 2022 , 4.75% , 5/01/32 ................ 350,000 351,087
d
Assessment Area 1 , Special Assessment , 144A, 2020 , 3.25% , 5/01/30 .......... 295,000 275,987
d
Assessment Area 1 , Special Assessment , 144A, 2020 , 3.875% , 5/01/40 ......... 1,170,000 1,027,277
d
Assessment Area 1 , Special Assessment , 144A, 2020 , 4% , 5/01/51 ............ 1,210,000 981,988
Cypress Ridge Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.625% , 5/01/43 .............. 1,565,000 1,591,769
Assessment Area 1 , Special Assessment , 2023 , 5.875% , 5/01/53 .............. 1,340,000 1,365,493
Darby Community Development District ,
Assessments , Special Assessment , 2024 A-1 , 5.625% , 5/01/44 ............... 1,290,000 1,307,041
Assessments , Special Assessment , 2024 A-1 , 6% , 5/01/54 ................... 1,610,000 1,634,084
Assessments , Special Assessment , 2024 A-2 , 5.875% , 5/01/35 ............... 1,000,000 1,010,371
Deerbrook Community Development District ,
Special Assessment , 2023 , 4.375% , 5/01/30 ............................. 120,000 120,271
Special Assessment , 2023 , 5.25% , 5/01/43 .............................. 680,000 684,295
Special Assessment , 2023 , 5.5% , 5/01/53 ............................... 1,250,000 1,262,205
Del Webb Oak Creek Community Development District ,
Special Assessment , 2023 , 5% , 5/01/43 ................................. 1,435,000 1,427,989
Special Assessment , 2023 , 5.25% , 5/01/53 .............................. 2,000,000 2,004,134
DG Farms Community Development District ,
Special Assessment , 2020 , 3.25% , 5/01/30 .............................. 200,000 189,025
Special Assessment , 2020 , 3.75% , 5/01/40 .............................. 255,000 222,925
Dowden West Community Development District ,
Special Assessment , 2024 , 5.25% , 5/01/44 .............................. 495,000 489,593
Special Assessment , 2024 , 5.55% , 5/01/54 .............................. 855,000 843,983
DW Bayview Community Development District ,
d
Assessment Area , Special Assessment , 144A, 2021 , 2.375% , 5/01/26 .......... 165,000 159,830
d
Assessment Area , Special Assessment , 144A, 2021 , 3% , 5/01/32 .............. 430,000 404,986
d
Assessment Area , Special Assessment , 144A, 2021 , 3.375% , 5/01/41 .......... 1,160,000 1,010,358
Assessment Area , Special Assessment , 2022 , 4.5% , 5/01/32 ................. 185,000 187,477
Assessment Area , Special Assessment , 2022 , 5.125% , 5/01/42 ............... 1,115,000 1,128,847
East 547 Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.5% , 5/01/26 ................ 55,000 53,095
Assessment Area 1 , Special Assessment , 2021 , 3% , 5/01/31 ................. 110,000 99,748
Assessment Area 1 , Special Assessment , 2021 , 3.3% , 5/01/41 ................ 465,000 370,445
Assessment Area 2 , Special Assessment , 2023 , 6.25% , 5/01/43 ............... 405,000 424,474
Assessment Area 2 , Special Assessment , 2023 , 6.5% , 5/01/54 ................ 1,000,000 1,052,981
East Bonita Beach Road Community Development District ,
Assessment Area 2 , Special Assessment , 2021 , 3% , 5/01/32 ................. 255,000 237,025
Assessment Area 2 , Special Assessment , 2021 , 3.25% , 5/01/41 ............... 750,000 616,380
East Nassau Stewardship District ,
Assessments , Special Assessment , 2021 , 2.4% , 5/01/26 .................... 135,000 130,025
Assessments , Special Assessment , 2021 , 3% , 5/01/31 ...................... 500,000 452,016
Assessments , Special Assessment , 2021 , 3.5% , 5/01/41 .................... 1,260,000 1,030,844

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
East Nassau Stewardship District, (continued)
Assessments , Special Assessment , 2021 , 4% , 5/01/51 ...................... $ 1,515,000 $ 1,228,577
Eden Hills Community Development District ,
Assessment Area , Special Assessment , 2020 , 3.25% , 5/01/30 ................ 110,000 106,408
Assessment Area , Special Assessment , 2020 , 4% , 5/01/40 ................... 300,000 281,128
Assessment Area , Special Assessment , 2022 , 3.25% , 5/01/27 ................ 280,000 274,646
Assessment Area , Special Assessment , 2022 , 3.625% , 5/01/32 ............... 610,000 584,407
Assessment Area , Special Assessment , 2022 , 4% , 5/01/42 ................... 1,640,000 1,457,587
Edgewater East Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.5% , 5/01/26 ................ 220,000 212,297
Assessment Area 1 , Special Assessment , 2021 , 3.1% , 5/01/31 ................ 700,000 641,150
Assessment Area 1 , Special Assessment , 2021 , 3.6% , 5/01/41 ................ 2,625,000 2,214,103
Assessment Area 2 , Special Assessment , 2022 , 3.375% , 5/01/32 .............. 1,980,000 1,827,905
Assessment Area 2 , Special Assessment , 2022 , 4% , 5/01/42 ................. 3,995,000 3,482,809
Assessment Area 2 , Special Assessment , 2022 , 4% , 5/01/52 ................. 7,680,000 6,110,546
d
Enbrook Community Development District ,
Special Assessment , 144A, 2020 , 4% , 5/01/40 ............................ 500,000 442,305
Special Assessment , 144A, 2020 , 4% , 5/01/51 ............................ 1,150,000 931,728
Entrada Community Development District ,
Special Assessment , 2023 , 5.6% , 5/01/43 ............................... 500,000 517,642
d
Assessments , Special Assessment , 144A, 2021 , 2.625% , 5/01/31 ............. 370,000 340,171
d
Assessments , Special Assessment , 144A, 2021 , 3.125% , 5/01/41 ............. 935,000 798,847
Epperson North Community Development District ,
Assessment Area 2 , Special Assessment , 2021 , 2.5% , 5/01/26 ................ 90,000 86,737
Assessment Area 2 , Special Assessment , 2021 , 3% , 5/01/31 ................. 240,000 217,214
Assessment Area 2 , Special Assessment , 2021 , 3.5% , 5/01/41 ................ 1,205,000 978,727
Assessment Area 3 , Special Assessment , 2021 A , 2.45% , 11/01/26 ............ 135,000 129,084
Assessment Area 3 , Special Assessment , 2021 A , 3.1% , 11/01/31 ............. 400,000 362,183
Epperson Ranch II Community Development District ,
Assessment Area 2 , Special Assessment , 2020 , 3.25% , 5/01/25 ............... 90,000 89,101
Assessment Area 2 , Special Assessment , 2020 , 3.625% , 5/01/30 .............. 510,000 484,307
Fallschase Community Development District , Special Assessment , 2021 , 3.375% ,
5/01/41 ......................................................... 1,000,000 809,014
d
Florida Development Finance Corp. ,
j
AAF Operations Holdings LLC , Revenue , 144A, 2024 , Refunding , Mandatory Put ,
12% , 7/15/28 ................................................... 15,000,000 15,600,000
j
Brightline Florida Holdings LLC , Revenue , 144A, 2023 A , Refunding , Mandatory Put ,
7.5% , 8/15/24 ................................................... 6,000,000 6,172,706
Glenridge on Palmer Ranch Obligated Group , Revenue , 144A, 2021 , Refunding , 5% ,
6/01/31 ........................................................ 450,000 441,936
Glenridge on Palmer Ranch Obligated Group , Revenue , 144A, 2021 , Refunding , 5% ,
6/01/51 ........................................................ 5,500,000 4,553,113
Mayflower Retirement Center, Inc. Obligated Group , Revenue , 144A, 2020 A , 5.25% ,
6/01/50 ........................................................ 7,000,000 5,924,477
Mayflower Retirement Center, Inc. Obligated Group , Revenue , 144A, 2021 A ,
Refunding , 4% , 6/01/55 ............................................ 3,900,000 2,475,033
d
Forest Lake Community Development District ,
Assessment Area 1 , Special Assessment , 144A, 2020 , 3.25% , 5/01/30 .......... 350,000 334,870
Assessment Area 2 , Special Assessment , 144A, 2022 , 4.75% , 5/01/27 .......... 30,000 30,159
Assessment Area 2 , Special Assessment , 144A, 2022 , 5% , 5/01/32 ............ 75,000 76,324
Assessment Area 2 , Special Assessment , 144A, 2022 , 5.375% , 5/01/42 ......... 310,000 317,708
Assessment Area 2 , Special Assessment , 144A, 2022 , 5.5% , 5/01/52 ........... 275,000 279,924
Gracewater Sarasota Community Development District ,
Assessments , Special Assessment , 2021 , 2.4% , 5/01/26 .................... 125,000 120,349
Assessments , Special Assessment , 2021 , 2.95% , 5/01/31 ................... 500,000 450,155

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Gracewater Sarasota Community Development District, (continued)
Assessments , Special Assessment , 2021 , 3.35% , 5/01/41 ................... $ 3,170,000 $ 2,533,920
Grand Oaks Community Development District ,
Assessment Area 2 , Special Assessment , 2020 , 4.25% , 5/01/40 ............... 1,095,000 999,941
Assessment Area 2 , Special Assessment , 2020 , 4.5% , 5/01/52 ................ 3,500,000 3,073,242
Assessment Area 3 , Special Assessment , 2021 , 3.2% , 11/01/31 ............... 215,000 195,821
Assessment Area 3 , Special Assessment , 2021 , 3.5% , 11/01/41 ............... 555,000 449,422
Assessment Area 3 , Special Assessment , 2021 , 4% , 11/01/51 ................ 1,205,000 975,290
Grande Pines Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 3.75% , 5/01/41 ............... 710,000 596,602
Assessment Area 1 , Special Assessment , 2021 , 4% , 5/01/51 ................. 750,000 607,434
Assessment Area 1 , Special Assessment , 2024 , 5.8% , 5/01/54 ................ 1,010,000 1,005,799
Grove Resort Community Development District ,
Special Assessment , 2022 , 3.3% , 5/01/32 ............................... 170,000 154,606
Special Assessment , 2022 , 3.55% , 5/01/42 .............................. 435,000 352,704
Hamilton Bluff Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.5% , 5/01/44 ................ 1,000,000 993,962
Assessment Area 1 , Special Assessment , 2024 , 5.8% , 5/01/54 ................ 1,250,000 1,237,660
Hammock Oaks Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 4.875% , 5/01/30 .............. 180,000 181,608
Assessment Area 1 , Special Assessment , 2023 , 5.625% , 5/01/43 .............. 645,000 658,582
Assessment Area 1 , Special Assessment , 2023 , 5.75% , 5/01/53 ............... 1,000,000 1,011,089
Assessment Area 2 , Special Assessment , 2024 , 5.85% , 5/01/44 ............... 750,000 752,359
Assessment Area 2 , Special Assessment , 2024 , 6.15% , 5/01/54 ............... 705,000 707,159
Hammock Reserve Community Development District ,
Assessment Area 1 , Special Assessment , 2020 , 4% , 5/01/40 ................. 540,000 493,855
Assessment Area 1 , Special Assessment , 2020 , 4% , 5/01/51 ................. 860,000 722,964
Assessment Area 2 , Special Assessment , 2021 , 3% , 5/01/31 ................. 200,000 181,716
Assessment Area 2 , Special Assessment , 2021 , 3.375% , 5/01/41 .............. 520,000 424,916
Assessment Area 3 , Special Assessment , 2022 , 4.4% , 5/01/32 ................ 445,000 442,943
Harmony West Community Development District ,
Assessment Area 2 , Special Assessment , 2023 , 5% , 5/01/43 ................. 360,000 361,268
Assessment Area 2 , Special Assessment , 2023 , 5.3% , 5/01/53 ................ 305,000 308,005
Hawkstone Community Development District ,
Assessment Area 3 , Special Assessment , 2021 , 2.6% , 5/01/26 ................ 80,000 77,399
Assessment Area 3 , Special Assessment , 2021 , 3.2% , 5/01/31 ................ 440,000 403,871
Assessment Area 3 , Special Assessment , 2021 , 3.45% , 5/01/41 ............... 1,125,000 923,004
Assessment Area 4 , Special Assessment , 2023 , 4.375% , 5/01/30 .............. 255,000 255,574
Highland Trails Community Development District ,
Assessments , Special Assessment , 2024 , 5.5% , 5/01/44 .................... 780,000 777,154
Assessments , Special Assessment , 2024 , 5.85% , 5/01/54 ................... 770,000 771,100
Hills of Minneola Community Development District ,
North Parcel Assessment Area 1 , Special Assessment , 2024 , 5.55% , 5/01/44 ..... 525,000 526,640
North Parcel Assessment Area 1 , Special Assessment , 2024 , 5.875% , 5/01/54 .... 700,000 702,143
d
South Parcel Assessment Area , Special Assessment , 144A, 2020 , 3.5% , 5/01/31 .. 1,000,000 942,303
d
South Parcel Assessment Area , Special Assessment , 144A, 2020 , 4% , 5/01/40 ... 2,625,000 2,341,337
South Parcel Assessment Area Phase 2 , Special Assessment , 2021 , 2.375% ,
5/01/26 ........................................................ 50,000 48,170
South Parcel Assessment Area Phase 2 , Special Assessment , 2021 , 2.8% , 5/01/31 250,000 224,086
South Parcel Assessment Area Phase 2 , Special Assessment , 2021 , 3.2% , 5/01/41 500,000 394,369
Hilltop Point Community Development District ,
Assessment Area 1 , Special Assessment , 2022-1 , 5.375% , 5/01/52 ............ 700,000 696,408
Assessment Area 2 , Special Assessment , 2022-2 , 5.6% , 5/01/53 .............. 745,000 749,686

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Hobe-St. Lucie Conservancy District , Unit of Development No. 1A , Special
Assessment , 2024 , 5.875% , 5/01/55 ................................... $ 3,000,000 $ 3,047,557
Holly Hill Road East Community Development District ,
Assessment Area 3 , Special Assessment , 2020 , 4.5% , 11/01/31 ............... 165,000 172,720
Assessment Area 3 , Special Assessment , 2020 , 5% , 11/01/41 ................ 350,000 364,848
Assessment Area 3 , Special Assessment , 2020 , 5% , 11/01/50 ................ 520,000 527,852
Hyde Park Community Development District No. 1 , Assessments , Special Assessment ,
2022 , 4% , 5/01/42 ................................................. 2,710,000 2,368,348
Indigo Community Development District ,
Special Assessment , 1999 A , 7% , 5/01/31 ............................... 395,000 395,655
Special Assessment , 1999 C , 7% , 5/01/30 ............................... 4,123,752 2,577,345
Phase A1 Assessment Area , Special Assessment , 2021 , 2.2% , 5/01/26 ......... 125,000 120,153
Phase A1 Assessment Area , Special Assessment , 2021 , 2.7% , 5/01/31 ......... 240,000 218,065
Phase A1 Assessment Area , Special Assessment , 2021 , 3.125% , 5/01/41 ....... 855,000 675,041
Phase A1 Assessment Area , Special Assessment , 2021 , 4% , 5/01/52 ........... 1,375,000 1,149,629
Island Lake Estates Community Development District ,
Special Assessment , 2023 , 5.75% , 12/15/43 ............................. 1,240,000 1,286,950
Special Assessment , 2023 , 6% , 12/15/53 ................................ 1,430,000 1,476,291
Kelly Park Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 6% , 11/01/43 ................ 915,000 940,834
Assessment Area 1 , Special Assessment , 2023 , 6.25% , 11/01/53 .............. 1,220,000 1,249,534
Kindred Community Development District II ,
Special Assessment , 2020 , 3.5% , 5/01/40 ............................... 395,000 352,526
Special Assessment , 2020 , 3.75% , 5/01/50 .............................. 570,000 471,918
Special Assessment , 2021 , 2.7% , 5/01/31 ............................... 235,000 216,989
Special Assessment , 2021 , 3.125% , 5/01/41 ............................. 500,000 427,191
Special Assessment , 2023 , 5.875% , 5/01/54 ............................. 1,100,000 1,131,552
Kingman Gate Community Development District ,
Special Assessment , 2020 , 3.125% , 6/15/30 ............................. 375,000 362,840
Special Assessment , 2020 , 4% , 6/15/40 ................................. 775,000 744,777
Special Assessment , 2020 , 4% , 6/15/50 ................................. 2,270,000 2,004,761
Special Assessment , 2021 , 2.5% , 6/15/26 ............................... 60,000 58,301
Special Assessment , 2021 , 3.125% , 6/15/31 ............................. 250,000 239,862
Special Assessment , 2021 , 3.6% , 6/15/41 ............................... 750,000 683,655
Lake Ashton Community Development District , Special Assessment , 2015 A-1 ,
Refunding , 5% , 5/01/32 ............................................. 1,995,000 2,005,257
Lake Deer Community Development District ,
Assessment Area , Special Assessment , 2022 , 5% , 5/01/32 ................... 295,000 293,275
Assessment Area , Special Assessment , 2022 , 5.5% , 5/01/42 ................. 1,005,000 1,007,711
Assessment Area , Special Assessment , 2022 , 5.625% , 5/01/53 ............... 1,795,000 1,789,389
d
Lake Emma Community Development District ,
Assessment Area 2 , Special Assessment , 144A, 2023 , 5.25% , 5/01/43 .......... 1,235,000 1,243,671
Assessment Area 2 , Special Assessment , 144A, 2023 , 5.5% , 5/01/53 ........... 810,000 814,735
Lake Harris Community Development District ,
Special Assessment , 2023 , 5.375% , 5/01/43 ............................. 595,000 605,719
Special Assessment , 2023 , 5.625% , 5/01/53 ............................. 585,000 596,461
Lake Hideaway Community Development District ,
Assessment Area One , Special Assessment , 2024 , 4.75% , 5/01/31 ............ 595,000 590,545
Assessment Area One , Special Assessment , 2024 , 5.65% , 5/01/44 ............ 1,435,000 1,414,819
Assessment Area One , Special Assessment , 2024 , 5.9% , 5/01/54 ............. 2,555,000 2,495,243
Lake Mattie Preserve Community Development District ,
Special Assessment , 2024 , 5.5% , 5/01/44 ............................... 2,065,000 2,025,723
Special Assessment , 2024 , 5.85% , 5/01/54 .............................. 1,750,000 1,723,167

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Lakes at Bella Lago Community Development District ,
Assessment Area 1 , Special Assessment , 2023-1 , 5.75% , 5/01/43 ............. $ 810,000 $ 827,502
Assessment Area 1 , Special Assessment , 2023-1 , 6% , 5/01/53 ................ 1,905,000 1,945,718
Assessment Area 2 , Special Assessment , 2023-2 , 5.75% , 5/01/43 ............. 1,000,000 1,021,607
Assessment Area 2 , Special Assessment , 2023-2 , 6% , 5/01/54 ................ 2,395,000 2,446,191
Lakes of Sarasota Community Development District ,
Assessment Area 1 , Special Assessment , 2021 A-1 , 3.4% , 5/01/31 ............. 135,000 126,719
Assessment Area 1 , Special Assessment , 2021 A-1 , 3.9% , 5/01/41 ............. 285,000 250,657
Assessment Area 1 , Special Assessment , 2021 A-1 , 4.1% , 5/01/51 ............. 265,000 219,990
Assessment Area 1 , Special Assessment , 2021 A-2 , 3.875% , 5/01/31 ........... 200,000 194,966
Assessment Area 2 , Special Assessment , 2021 B-1 , 3.625% , 5/01/31 ........... 125,000 119,875
Assessment Area 2 , Special Assessment , 2021 B-1 , 4.125% , 5/01/41 ........... 200,000 180,459
Lakeside Preserve Community Development District ,
Special Assessment , 2023 , 6% , 5/01/43 ................................. 735,000 761,612
Special Assessment , 2023 , 6.375% , 5/01/54 ............................. 1,250,000 1,304,083
Lakewood Park Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 3.2% , 5/01/31 ................ 125,000 115,449
Assessment Area 1 , Special Assessment , 2021 , 3.625% , 5/01/41 .............. 325,000 270,452
Assessment Area 2 , Special Assessment , 2023 , 5.75% , 5/01/53 ............... 910,000 933,539
Lakewood Ranch Stewardship District ,
Assessment Azario , Special Assessment , 2020 A , 3.75% , 5/01/40 ............. 525,000 454,499
Assessment Azario , Special Assessment , 2020 A , 3.9% , 5/01/50 .............. 770,000 635,550
d
Assessment Lorraine Lakes , Special Assessment , 144A, 2020 , 3.125% , 5/01/30 .. 250,000 232,321
d
Assessment Lorraine Lakes , Special Assessment , 144A, 2020 , 3.625% , 5/01/40 .. 1,075,000 918,667
d
Assessment Northeast Sector Project Phase 2B , Special Assessment , 144A, 2020 ,
Refunding , 3.2% , 5/01/30 .......................................... 440,000 410,146
d
Assessment Northeast Sector Project Phase 2B , Special Assessment , 144A, 2020 ,
Refunding , 3.75% , 5/01/40 ......................................... 2,100,000 1,829,573
Assessment Northeast Sector Project Phase 2C , Special Assessment , 2020 , 3% ,
5/01/30 ........................................................ 470,000 432,929
Assessment Northeast Sector Project Phase 2C , Special Assessment , 2020 , 3.5% ,
5/01/40 ........................................................ 750,000 626,658
Assessment Star Farms Phase 1/2 , Special Assessment , 2021 , 2.3% , 5/01/26 .... 95,000 91,429
Assessment Star Farms Phase 1/2 , Special Assessment , 2021 , 2.7% , 5/01/31 .... 105,000 92,755
Assessment Star Farms Phase 1/2 , Special Assessment , 2021 , 3% , 5/01/41 ..... 430,000 333,852
Assessments , Special Assessment , 2023 , 6.125% , 5/01/43 .................. 1,500,000 1,576,577
Assessments , Special Assessment , 2023 , 6.3% , 5/01/54 .................... 5,000,000 5,217,854
Laurel Road Community Development District ,
Assessments , Special Assessment , 2021 A-1 , 2.6% , 5/01/26 ................. 195,000 187,490
Assessments , Special Assessment , 2021 A-1 , 3% , 5/01/31 ................... 350,000 309,508
Assessments , Special Assessment , 2021 A-1 , 3.25% , 5/01/41 ................ 1,195,000 913,674
Assessments , Special Assessment , 2021 A-1 , 4% , 5/01/52 ................... 1,450,000 1,114,323
Assessments , Special Assessment , 2021 A-2 , 3.125% , 5/01/31 ............... 1,730,000 1,541,423
Lawson Dunes Community Development District ,
Assessment Area , Special Assessment , 2022 , 4.375% , 5/01/27 ............... 125,000 124,714
Assessment Area , Special Assessment , 2022 , 4.75% , 5/01/32 ................ 510,000 512,734
Leomas Landing Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.4% , 5/01/26 ................ 110,000 106,180
Assessment Area 1 , Special Assessment , 2021 , 2.95% , 5/01/31 ............... 410,000 382,710
Assessment Area 1 , Special Assessment , 2021 , 3.35% , 5/01/41 ............... 1,070,000 893,643
Assessment Area 1 , Special Assessment , 2021 , 4% , 5/01/52 ................. 530,000 429,534
d
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 8,000,000 7,052,000
Live Oak Lake Community Development District ,
Assessments , Special Assessment , 2020 , 4.4% , 5/01/40 .................... 1,600,000 1,487,366
Assessments , Special Assessment , 2020 , 4.6% , 5/01/51 .................... 2,845,000 2,549,607

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
d
Longleaf Community Development District ,
Neighborhood 4 Assessment Area 1 , Special Assessment , 144A, 2024 , 5.4% ,
5/01/44 ........................................................ $ 850,000 $ 858,402
Neighborhood 4 Assessment Area 1 , Special Assessment , 144A, 2024 , 5.75% ,
5/01/54 ........................................................ 1,160,000 1,173,913
LT Ranch Community Development District ,
Phase I Assessment Area , Special Assessment , 2022-1 , 5.3% , 5/01/32 ......... 120,000 122,920
Phase I Assessment Area , Special Assessment , 2022-1 , 5.75% , 5/01/42 ........ 380,000 391,243
Phase I Assessment Area , Special Assessment , 2022-1 , 5.9% , 5/01/53 ......... 500,000 510,733
Phase IIA Assessment Area , Special Assessment , 2022-2 , 5% , 5/01/32 ......... 1,245,000 1,270,896
Phase IIA Assessment Area , Special Assessment , 2022-2 , 5.5% , 5/01/42 ........ 2,500,000 2,533,451
Phase IIA Assessment Area , Special Assessment , 2022-2 , 5.7% , 5/01/53 ........ 5,790,000 5,881,701
LTC Ranch West Residential Community Development District ,
Assessment Area , Special Assessment , 2021 B , 3.25% , 5/01/31 ............... 4,000,000 3,670,356
Assessment Area 1 , Special Assessment , 2021 A , 3.125% , 5/01/31 ............ 700,000 637,193
Assessment Area 1 , Special Assessment , 2021 A , 3.45% , 5/01/41 ............. 1,250,000 1,010,447
Assessment Area Three , Special Assessment , 2024 AA-3 , 5.75% , 5/01/44 ....... 1,250,000 1,244,190
Assessment Area Three , Special Assessment , 2024 AA-3 , 6.05% , 5/01/54 ....... 1,375,000 1,367,432
Assessment Area Two , Special Assessment , 2024 AA-2 , 5.7% , 5/01/44 ......... 300,000 298,601
Assessment Area Two , Special Assessment , 2024 AA-2 , 6% , 5/01/54 ........... 305,000 303,316
d
Magnolia Park Community Development District ,
Special Assessment , 144A, 2020 , Refunding , 4% , 5/01/31 ................... 250,000 253,407
Special Assessment , 144A, 2020 , Refunding , 4% , 5/01/39 ................... 688,000 652,338
d
Mandarin Grove Community Development District , Special Assessment , 144A, 2022 ,
6.625% , 5/01/53 ................................................... 1,770,000 1,891,535
Mangrove Point & Mangrove Manor ,
Community Development District , Special Assessment , 2022 , 4% , 5/01/32 ....... 345,000 335,976
Community Development District , Special Assessment , 2022 , 4.25% , 5/01/42 ..... 1,130,000 1,022,231
d ,h
Marion Ranch Community Development District , Special Assessment , 144A, 2024 ,
5.7% , 5/01/44 .................................................... 695,000 695,785
Marshall Creek Community Development District , Special Assessment , 2015 A ,
Refunding , 5% , 5/01/32 ............................................. 1,475,000 1,480,992
Meadow View at Twin Creeks Community Development District ,
Phase 3B , Special Assessment , 2021 , 2.4% , 5/01/26 ....................... 115,000 110,803
Phase 3B , Special Assessment , 2021 , 3% , 5/01/31 ........................ 205,000 185,553
Phase 3B , Special Assessment , 2021 , 3.25% , 5/01/41 ...................... 790,000 621,866
Phase 3B , Special Assessment , 2021 , 3.75% , 5/01/52 ...................... 625,000 483,152
Phase 4 , Special Assessment , 2021 , 3% , 5/01/31 .......................... 225,000 203,656
Phase 4 , Special Assessment , 2021 , 3.25% , 5/01/41 ....................... 1,155,000 909,183
Merrick Square Community Development District ,
Special Assessment , 2023 , 4.5% , 5/01/30 ............................... 205,000 206,262
Special Assessment , 2023 , 5.4% , 5/01/43 ............................... 725,000 739,344
Special Assessment , 2023 , 5.625% , 5/01/53 ............................. 1,000,000 1,021,013
Middleton Community Development District A , Phase I , Special Assessment , 2022 ,
6.2% , 5/01/53 .................................................... 3,230,000 3,361,184
Mirada Community Development District , Assessment Area 4 , Special Assessment ,
2021 , 3.25% , 5/01/32 ............................................... 1,700,000 1,548,845
Mirada II Community Development District ,
2021 Project Area , Special Assessment , 2021 , 2.5% , 5/01/26 ................. 205,000 197,377
2021 Project Area , Special Assessment , 2021 , 3.125% , 5/01/31 ............... 645,000 574,692
2021 Project Area , Special Assessment , 2021 , 3.5% , 5/01/41 ................. 2,080,000 1,698,423
2022 Project Area , Special Assessment , 2022 , 5.125% , 5/01/32 ............... 300,000 307,057
2022 Project Area , Special Assessment , 2022 , 5.6% , 5/01/42 ................. 910,000 932,131
2022 Project Area , Special Assessment , 2022 , 5.75% , 5/01/53 ................ 1,670,000 1,704,105

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
New Port Tampa Bay Community Development District ,
Special Assessment , 2021 , 2.875% , 5/01/26 ............................. $ 180,000 $ 174,644
Special Assessment , 2021 , 3.5% , 5/01/31 ............................... 500,000 466,892
Special Assessment , 2021 , 3.875% , 5/01/41 ............................. 1,250,000 1,070,055
North AR-1 Pasco Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.625% , 5/01/26 .............. 70,000 67,731
Assessment Area 1 , Special Assessment , 2021 , 3.125% , 5/01/31 .............. 275,000 251,539
Assessment Area 2 , Special Assessment , 2021 A , 2.625% , 5/01/26 ............ 115,000 111,272
Assessment Area 2 , Special Assessment , 2021 A , 3.25% , 5/01/31 ............. 170,000 156,744
Assessment Area 2 , Special Assessment , 2021 A , 3.55% , 5/01/41 ............. 570,000 470,667
Assessment Area 3 , Special Assessment , 2023 , 5.75% , 5/01/43 ............... 790,000 804,903
Assessment Area 3 , Special Assessment , 2023 , 6% , 5/01/54 ................. 1,160,000 1,180,037
Assessment Area 4 , Special Assessment , 2024 , 4.625% , 5/01/31 .............. 270,000 269,375
Assessment Area 4 , Special Assessment , 2024 , 5.45% , 5/01/44 ............... 1,055,000 1,048,748
Assessment Area 4 , Special Assessment , 2024 , 5.75% , 5/01/54 ............... 1,100,000 1,089,567
Assessment Area Five , Special Assessment , 2024 A , 4.875% , 5/01/31 .......... 585,000 585,290
Assessment Area Five , Special Assessment , 2024 A , 5.75% , 5/01/44 ........... 1,500,000 1,502,259
Assessment Area Five , Special Assessment , 2024 A , 6% , 5/01/54 ............. 1,605,000 1,607,278
North Loop Community Development District ,
Special Assessment , 2023 , 6.375% , 5/01/43 ............................. 525,000 558,058
Special Assessment , 2023 , 6.625% , 5/01/54 ............................. 1,000,000 1,066,121
North Park Isle Community Development District ,
Assessment Area 2 , Special Assessment , 2021 , 2.45% , 11/01/26 .............. 160,000 152,887
Assessment Area 2 , Special Assessment , 2021 , 3% , 11/01/31 ................ 500,000 453,131
North Powerline Road Community Development District ,
Special Assessment , 2020 , 3.125% , 5/01/30 ............................. 490,000 453,244
Special Assessment , 2020 , 3.625% , 5/01/40 ............................. 1,000,000 843,452
d
Special Assessment , 144A, 2022 , 5.25% , 5/01/32 ......................... 205,000 206,363
d
Special Assessment , 144A, 2022 , 5.625% , 5/01/52 ......................... 1,415,000 1,422,091
North River Ranch Community Development District ,
Assessments , Special Assessment , 2020 A-1 , 3% , 5/01/25 ................... 155,000 153,165
Assessments , Special Assessment , 2020 A-1 , 3.5% , 5/01/30 ................. 855,000 807,384
Assessments , Special Assessment , 2020 A-1 , 4% , 5/01/40 ................... 1,150,000 1,022,501
Assessments , Special Assessment , 2020 A-2 , 4.2% , 5/01/35 ................. 765,000 728,840
North River Ranch Improvement Stewardship District ,
Assessments , Special Assessment , 2023 A , 6.7% , 5/01/55 ................... 1,500,000 1,587,917
Assessments , Special Assessment , 2023 A-1 , 6% , 5/01/54 ................... 4,955,000 4,998,891
Orange Blossom Groves Community Development District ,
Special Assessment , 2023 , 4.25% , 6/15/30 .............................. 485,000 487,992
Special Assessment , 2023 , 5.25% , 6/15/43 .............................. 1,100,000 1,122,979
Special Assessment , 2023 , 5.375% , 6/15/53 ............................. 1,375,000 1,395,111
d
Osceola Village Center Community Development District ,
Special Assessment , 144A, 2021 , 2.875% , 5/01/31 ......................... 180,000 161,761
Special Assessment , 144A, 2021 , 3.3% , 5/01/41 .......................... 370,000 294,403
Palermo Community Development District ,
Special Assessment , 2023 , 5% , 6/15/43 ................................. 1,945,000 1,946,363
Special Assessment , 2023 , 5.25% , 6/15/53 .............................. 1,500,000 1,506,394
Palm Beach County Health Facilities Authority ,
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 C , Refunding , 7.5% ,
5/15/53 ........................................................ 2,035,000 2,224,415
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 C , Refunding ,
7.625% , 5/15/58 ................................................. 1,500,000 1,640,959
Palm Coast Park Community Development District ,
Special Assessment , 2023 , 5.6% , 5/01/53 ............................... 1,000,000 1,013,327

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Palm Coast Park Community Development District, (continued)
Spring Lake - Tracts 2 & 3 , Special Assessment , 2021 , 2.8% , 5/01/31 ........... $ 350,000 $ 312,804
Spring Lake - Tracts 2 & 3 , Special Assessment , 2021 , 3.125% , 5/01/41 ......... 730,000 565,113
Park East Community Development District , Special Assessment , 2021 , 3.15% ,
11/01/41 ........................................................ 595,000 457,595
Parkland Community Development District , Phase 1 , Special Assessment , 2023 A-1 ,
6.45% , 5/01/54 ................................................... 2,445,000 2,484,159
Parkview at Long Lake Ranch Community Development District , Special Assessment ,
2020 , 3.75% , 5/01/40 ............................................... 955,000 815,323
Parrish Lakes Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.4% , 5/01/53 ................ 1,605,000 1,593,301
Assessment Area 2 , Special Assessment , 2023 A , 5.375% , 5/01/43 ............ 1,080,000 1,086,403
Assessment Area 2 , Special Assessment , 2023 A , 5.625% , 5/01/53 ............ 1,535,000 1,548,962
Parrish Plantation Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.5% , 5/01/26 ................ 135,000 130,349
Assessment Area 1 , Special Assessment , 2021 , 3.125% , 5/01/31 .............. 235,000 215,223
Assessment Area 1 , Special Assessment , 2021 , 3.5% , 5/01/41 ................ 790,000 645,542
Assessment Area 2 , Special Assessment , 2022 , 4.75% , 5/01/32 ............... 140,000 140,641
Assessment Area 2 , Special Assessment , 2022 , 5.375% , 5/01/42 .............. 500,000 503,014
Assessment Area 2 , Special Assessment , 2022 , 5.5% , 5/01/52 ................ 800,000 803,730
Assessment Area Four , Special Assessment , 2024 , 5.625% , 5/01/44 ........... 250,000 250,945
Assessment Area Four , Special Assessment , 2024 , 5.875% , 5/01/54 ........... 375,000 377,356
Assessment Area Three , Special Assessment , 2024 , 4.875% , 5/01/31 .......... 300,000 300,358
Assessment Area Three , Special Assessment , 2024 , 5.8% , 5/01/44 ............ 500,000 505,225
Assessment Area Three , Special Assessment , 2024 , 6.05% , 5/01/54 ........... 1,195,000 1,207,338
Peace Creek Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.125% , 6/15/43 .............. 1,450,000 1,469,330
Assessment Area 1 , Special Assessment , 2023 , 5.375% , 6/15/53 .............. 1,615,000 1,640,952
Peace Creek Village Community Development District ,
Special Assessment , 2024 , 5.5% , 5/01/44 ............................... 1,100,000 1,103,365
Special Assessment , 2024 , 5.75% , 5/01/54 .............................. 910,000 906,079
d
Pine Isle Community Development District ,
Special Assessment , 144A, 2021 , 2.375% , 12/15/26 ........................ 65,000 62,502
Special Assessment , 144A, 2021 , 3% , 12/15/31 ........................... 225,000 212,736
Special Assessment , 144A, 2021 , 3.25% , 12/15/41 ......................... 1,000,000 855,851
Special Assessment , 144A, 2021 , 4% , 12/15/51 ........................... 1,200,000 1,050,841
Pine Ridge Plantation Community Development District , Special Assessment , 2020
A-2 , Refunding , 3.75% , 5/01/37 ....................................... 700,000 656,151
Preserve at Savannah Lakes Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.45% , 5/01/44 ............... 135,000 135,517
Assessment Area 1 , Special Assessment , 2024 , 5.75% , 5/01/54 ............... 1,000,000 1,002,183
Preserve at South Branch Community Development District ,
Phase 3 , Special Assessment , 2021 , 3% , 5/01/31 .......................... 150,000 142,500
Phase 3 , Special Assessment , 2021 , 3.5% , 5/01/41 ........................ 750,000 675,046
Prosperity Lakes Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.875% , 12/15/43 ............. 360,000 374,235
Assessment Area 1 , Special Assessment , 2023 , 6.125% , 12/15/53 ............. 1,000,000 1,039,094
Quail Roost Community Development District ,
Expansion Area , Special Assessment , 2021 , 2.2% , 12/15/26 ................. 120,000 114,455
Expansion Area , Special Assessment , 2021 , 2.7% , 12/15/31 ................. 200,000 180,192
Expansion Area , Special Assessment , 2021 , 3.125% , 12/15/41 ................ 990,000 776,844
Expansion Area , Special Assessment , 2021 , 4% , 12/15/51 ................... 2,360,000 1,981,227

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Ranches at Lake Mcleod Community Development District , Assessment Area 1 ,
Special Assessment , 2023 , 5.5% , 6/15/53 ............................... $ 730,000 $ 739,833
Reserve at Van Oaks Community Development District ,
Special Assessment , 2023 , 5.125% , 5/01/43 ............................. 285,000 288,136
Special Assessment , 2023 , 5.375% , 5/01/53 ............................. 965,000 975,502
Reunion East Community Development District ,
Special Assessment , 2021 , 2.4% , 5/01/26 ............................... 210,000 202,541
Special Assessment , 2021 , 2.85% , 5/01/31 .............................. 400,000 357,848
Special Assessment , 2021 , 3.15% , 5/01/41 .............................. 1,455,000 1,162,766
Rhodine Road North Community Development District ,
Assessment Area , Special Assessment , 2022 , 2.6% , 5/01/27 ................. 80,000 76,971
Assessment Area , Special Assessment , 2022 , 3% , 5/01/32 ................... 190,000 176,240
Assessment Area , Special Assessment , 2022 , 3.3% , 5/01/42 ................. 490,000 400,278
Ridge at Apopka Community Development District ,
Special Assessment , 2022 , 5.5% , 5/01/52 ............................... 2,150,000 2,119,706
Parcel 2 , Special Assessment , 2023 , 5.5% , 5/01/43 ........................ 310,000 313,465
Parcel 2 , Special Assessment , 2023 , 5.75% , 5/01/53 ....................... 545,000 549,122
River Glen Community Development District ,
Assessment Area 2 , Special Assessment , 2021 , 3% , 5/01/31 ................. 350,000 320,449
Assessment Area 2 , Special Assessment , 2021 , 3.375% , 5/01/41 .............. 1,000,000 831,084
River Hall Community Development District ,
Assessment Area , Special Assessment , 2021 A-2 , Refunding , 3% , 5/01/31 ....... 1,000,000 909,473
Assessment Area , Special Assessment , 2021 A-2 , Refunding , 3% , 5/01/36 ....... 1,000,000 829,681
Assessment Area 3 , Special Assessment , 2020 A , 3.625% , 5/01/40 ............ 1,030,000 866,752
Assessment Area 4 , Special Assessment , 2023 A , 6.25% , 5/01/43 ............. 500,000 524,867
Assessment Area 4 , Special Assessment , 2023 A , 6.5% , 5/01/54 .............. 1,300,000 1,363,854
River Landing Community Development District ,
Assessments , Special Assessment , 2020 A , 3% , 5/01/25 .................... 100,000 98,807
Assessments , Special Assessment , 2020 A , 3.6% , 5/01/30 ................... 475,000 450,740
Assessments , Special Assessment , 2020 A , 4.125% , 5/01/40 ................. 850,000 766,414
Assessments , Special Assessment , 2020 A , 4.35% , 5/01/51 .................. 1,100,000 948,198
Assessments , Special Assessment , 2020 B , 4.25% , 11/01/35 ................. 290,000 271,970
Assessments , Special Assessment , 2023 A , 5.5% , 5/01/43 ................... 750,000 766,919
Assessments , Special Assessment , 2023 A , 5.75% , 5/01/53 .................. 1,000,000 1,024,444
River Place on the St. Lucie Community Development District ,
Special Assessment , 2001 A , 7.625% , 5/01/30 ............................ 810,000 798,725
f
Special Assessment , 2001 B , 7.25% , 5/01/10 ............................. 35,000 1,750
Rivers Edge II Community Development District , Assessments , Special Assessment ,
2021 , 3% , 5/01/31 ................................................. 205,000 186,122
Rivers Edge III Community Development District ,
d
Assessments , Special Assessment , 144A, 2021 , 3% , 5/01/31 ................. 300,000 272,091
d
Assessments , Special Assessment , 144A, 2021 , 3.5% , 5/01/41 ............... 775,000 632,062
Assessments , Special Assessment , 2024 , 5.95% , 5/01/55 ................... 1,920,000 1,925,928
Rivington Community Development District ,
Special Assessment , 2020 , 3.75% , 5/01/40 .............................. 1,685,000 1,445,686
Special Assessment , 2022 , 3.625% , 5/01/32 ............................. 430,000 400,843
Rolling Hills Community Development District ,
Assessment Area , Special Assessment , 2022 A-1 , 4% , 5/01/52 ............... 945,000 761,662
Assessment Area , Special Assessment , 2022 A-2 , Refunding , 3.65% , 5/01/32 .... 900,000 838,135
d
Rolling Oaks Community Development District , Assessment Area , Special Assessment ,
144A, 2022 , 6.5% , 5/01/53 ........................................... 1,500,000 1,562,636
Rustic Oaks Community Development District ,
Assessments , Special Assessment , 2022 , 3.2% , 5/01/32 .................... 1,000,000 901,873
Assessments , Special Assessment , 2022 , 3.45% , 5/01/42 ................... 2,000,000 1,611,852

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Rustic Oaks Community Development District, (continued)
Assessments , Special Assessment , 2022 , 4% , 5/01/52 ...................... $ 1,450,000 $ 1,160,076
Rye Ranch Community Development District ,
Pod A Assessment Area 1 , Special Assessment , 2023 , 6.5% , 5/01/43 ........... 1,000,000 1,070,909
Pod A Assessment Area 1 , Special Assessment , 2023 , 6.625% , 5/01/54 ......... 1,600,000 1,699,571
d
Pod B Assessment Area 1 , Special Assessment , 144A, 2023 , 5.75% , 11/01/43 .... 710,000 723,048
d
Pod B Assessment Area 1 , Special Assessment , 144A, 2023 , 6% , 11/01/53 ...... 215,000 219,634
Saddle Creek Preserve of Polk County Community Development District ,
Assessment Area 1 , Special Assessment , 2020 , 3% , 6/15/30 ................. 250,000 236,714
Assessment Area 1 , Special Assessment , 2020 , 4% , 6/15/40 ................. 610,000 569,458
Assessment Area 2 , Special Assessment , 2022 , 3.1% , 12/15/32 ............... 300,000 276,641
Assessment Area 2 , Special Assessment , 2022 , 3.35% , 12/15/41 .............. 485,000 400,023
Saltleaf Community Development District ,
Assessments , Special Assessment , 2024 , 4.75% , 5/01/31 ................... 450,000 446,240
Assessments , Special Assessment , 2024 , 5.625% , 5/01/44 .................. 1,565,000 1,549,206
Assessments , Special Assessment , 2024 , 6% , 5/01/56 ...................... 3,000,000 2,995,992
Sanctuary Cove Community Development District ,
Assessment Area , Special Assessment , 2021 , 2.625% , 5/01/31 ............... 190,000 172,634
Assessment Area , Special Assessment , 2021 , 3.125% , 5/01/41 ............... 400,000 321,785
Assessment Area , Special Assessment , 2021 , 4% , 5/01/52 ................... 770,000 662,025
Sandmine Road Community Development District ,
d
Assessment Area 1 , Special Assessment , 144A, 2020 , 3.125% , 5/01/30 ......... 300,000 289,981
d
Assessment Area 1 , Special Assessment , 144A, 2020 , 3.625% , 5/01/40 ......... 1,040,000 971,081
d
Assessment Area 1 , Special Assessment , 144A, 2020 , 3.75% , 5/01/50 .......... 2,020,000 1,719,583
Assessment Area 2 , Special Assessment , 2021 , 2.3% , 11/01/26 ............... 155,000 149,148
Assessment Area 2 , Special Assessment , 2021 , 3% , 11/01/31 ................ 450,000 426,089
Assessment Area 2 , Special Assessment , 2021 , 3.3% , 11/01/41 ............... 1,180,000 1,016,741
Sandridge Community Development District ,
Special Assessment , 2021 A-1 , 2.875% , 5/01/26 .......................... 165,000 161,658
Special Assessment , 2021 A-1 , 3.4% , 5/01/31 ............................ 750,000 731,574
Special Assessment , 2021 A-1 , 3.875% , 5/01/41 .......................... 730,000 666,260
Special Assessment , 2021 A-1 , 4% , 5/01/51 .............................. 735,000 635,678
Special Assessment , 2024 , 5.8% , 5/01/54 ............................... 1,000,000 1,005,704
Sarasota National Community Development District ,
Assessments , Special Assessment , 2020 , Refunding , 3.5% , 5/01/31 ........... 1,490,000 1,472,834
Assessments , Special Assessment , 2020 , Refunding , 4% , 5/01/39 ............. 2,210,000 2,161,319
d
Savanna Lakes Community Development District ,
Assessment Area 1 , Special Assessment , 144A, 2023 , 5.125% , 6/15/43 ......... 395,000 398,546
Assessment Area 1 , Special Assessment , 144A, 2023 , 5.375% , 6/15/53 ......... 1,065,000 1,075,219
Sawgrass Village Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 4.875% , 5/01/30 .............. 515,000 518,512
Assessment Area 1 , Special Assessment , 2023 , 5.5% , 5/01/43 ................ 1,500,000 1,513,579
Assessment Area 1 , Special Assessment , 2023 , 5.75% , 5/01/53 ............... 1,595,000 1,608,172
Assessment Area 2 , Special Assessment , 2023 , 6.125% , 11/01/43 ............. 1,000,000 1,042,107
Assessment Area 2 , Special Assessment , 2023 , 6.375% , 11/01/53 ............. 1,000,000 1,041,619
d
Assessment Area Three , Special Assessment , 144A, 2024 , 4.7% , 5/01/31 ....... 260,000 259,352
d
Assessment Area Three , Special Assessment , 144A, 2024 , 5.55% , 5/01/44 ...... 700,000 696,854
d
Assessment Area Three , Special Assessment , 144A, 2024 , 5.875% , 5/01/54 ..... 1,180,000 1,178,276
Sawyers Landing Community Development District ,
Special Assessment , 2021 , 3.75% , 5/01/31 .............................. 1,400,000 1,287,181
Special Assessment , 2021 , 4.125% , 5/01/41 ............................. 3,055,000 2,525,414
Scenic Highway Community Development District ,
Special Assessment , 2020 , 3.25% , 5/01/30 .............................. 470,000 454,284
Special Assessment , 2020 , 3.75% , 5/01/40 .............................. 1,230,000 1,113,864

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Scenic Terrace North Community Development District ,
2023 Assessment Area , Special Assessment , 2023 , 5.875% , 5/01/43 ........... $ 2,155,000 $ 2,199,036
2023 Assessment Area , Special Assessment , 2023 , 6.125% , 5/01/54 ........... 1,875,000 1,919,441
Scenic Terrace South Community Development District ,
Special Assessment , 2022 , 3.75% , 5/01/27 .............................. 310,000 304,535
Special Assessment , 2022 , 4.125% , 5/01/32 ............................. 610,000 592,738
d
Seaton Creek Reserve Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2023 , 5.5% , 6/15/53 ................................ 980,000 993,200
Sedona Point Community Development District ,
Special Assessment , 2023 , 4.125% , 6/15/30 ............................. 75,000 74,996
Special Assessment , 2023 , 5% , 6/15/43 ................................. 705,000 709,618
d
Seminole County Industrial Development Authority ,
Galileo School Foundation, Inc. (The) , Revenue , 144A, 2021 A , 4% , 6/15/36 ..... 310,000 287,525
Galileo School Foundation, Inc. (The) , Revenue , 144A, 2021 A , 4% , 6/15/41 ..... 425,000 366,524
Galileo School Foundation, Inc. (The) , Revenue , 144A, 2021 A , 4% , 6/15/51 ..... 830,000 660,773
Galileo School Foundation, Inc. (The) , Revenue , 144A, 2021 A , 4% , 6/15/56 ..... 705,000 545,657
Seminole Palms Community Development District ,
Special Assessment , 2023 , 4.75% , 5/01/30 .............................. 290,000 291,491
Special Assessment , 2023 , 5.5% , 5/01/43 ............................... 990,000 1,007,385
Special Assessment , 2023 , 5.7% , 5/01/53 ............................... 1,000,000 1,015,287
Sherwood Manor Community Development District ,
Assessment Area 2 , Special Assessment , 2023 , 5.5% , 5/01/43 ................ 1,695,000 1,733,238
Assessment Area 2 , Special Assessment , 2023 , 5.625% , 5/01/53 .............. 1,570,000 1,596,863
Shingle Creek at Bronson Community Development District ,
Special Assessment , 2021 , 3.1% , 6/15/31 ............................... 375,000 356,475
Special Assessment , 2021 , 3.5% , 6/15/41 ............................... 1,000,000 884,035
Silver Oaks Community Development District ,
Special Assessment , 2024 , 5.55% , 5/01/44 .............................. 1,000,000 1,003,056
Special Assessment , 2024 , 5.85% , 5/01/54 .............................. 1,475,000 1,479,450
Silver Palms West Community Development District ,
Special Assessment , 2022 , 2.6% , 6/15/27 ............................... 330,000 313,031
Special Assessment , 2022 , 3% , 6/15/32 ................................. 765,000 691,238
Special Assessment , 2022 , 3.25% , 6/15/42 .............................. 1,750,000 1,466,374
Silverlake Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.375% , 5/01/43 .............. 245,000 248,978
Assessment Area 1 , Special Assessment , 2023 , 5.5% , 5/01/53 ................ 985,000 994,294
Six Mile Creek Community Development District ,
Assessment Area 2 , Special Assessment , 2020 , Refunding , 3.125% , 11/01/25 .... 150,000 148,269
Assessment Area 2 , Special Assessment , 2020 , Refunding , 3.625% , 11/01/31 .... 495,000 493,554
Assessment Area 2 , Special Assessment , 2020 , Refunding , 4.125% , 11/01/40 .... 1,370,000 1,310,788
Assessment Area 2 , Special Assessment , 2020 , Refunding , 4.25% , 11/01/50 ..... 2,285,000 2,075,640
Assessment Area 2 , Special Assessment , 2021 , Refunding , 2.5% , 5/01/26 ....... 120,000 116,097
Assessment Area 2 , Special Assessment , 2021 , Refunding , 3.1% , 5/01/31 ....... 250,000 228,857
Assessment Area 2 , Special Assessment , 2021 , Refunding , 3.4% , 5/01/41 ....... 750,000 608,132
Assessment Area 3 , Special Assessment , 2021 , 2.5% , 5/01/26 ................ 145,000 140,420
Assessment Area 3 , Special Assessment , 2021 , 3% , 5/01/31 ................. 520,000 473,546
Assessment Area 3 , Special Assessment , 2021 , 3.4% , 5/01/41 ................ 805,000 652,728
Assessment Area 3 , Special Assessment , 2021 , 3.5% , 5/01/41 ................ 1,585,000 1,301,985
Assessments , Special Assessment , 2023 , Refunding , 4.75% , 5/01/30 ........... 495,000 498,200
Assessments , Special Assessment , 2023 , Refunding , 5.5% , 5/01/43 ........... 1,200,000 1,224,497
Assessments , Special Assessment , 2023 , Refunding , 5.7% , 5/01/54 ........... 1,500,000 1,527,170
Solaeris Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.2% , 5/01/31 ................ 175,000 175,384
Assessment Area 1 , Special Assessment , 2024 , 6% , 5/01/44 ................. 1,000,000 1,005,869

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Solaeris Community Development District, (continued)
Assessment Area 1 , Special Assessment , 2024 , 6.25% , 5/01/55 ............... $ 2,535,000 $ 2,531,375
d
Somerset Bay Community Development District ,
Assessment Area 1 , Special Assessment , 144A, 2024 , 5.625% , 5/01/44 ......... 920,000 910,402
Assessment Area 1 , Special Assessment , 144A, 2024 , 5.9% , 5/01/54 ........... 1,075,000 1,061,830
Somerset Community Development District ,
Assessments , Special Assessment , 2022 , Refunding , 4% , 5/01/32 ............. 750,000 718,492
Assessments , Special Assessment , 2022 , Refunding , 4.2% , 5/01/37 ........... 1,000,000 930,847
Sorrento Pines Community Development District ,
Assessment Area 1 , Revenue , 2023 , 5.25% , 5/01/43 ....................... 445,000 449,711
Assessment Area 1 , Revenue , 2023 , 5.5% , 5/01/53 ........................ 500,000 505,941
South Creek Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.875% , 6/15/31 .............. 175,000 162,015
Assessment Area 1 , Special Assessment , 2021 , 3.25% , 6/15/41 ............... 500,000 409,999
Southern Groves Community Development District No. 5 ,
Assessment Area , Special Assessment , 2021 , 2.4% , 5/01/26 ................. 215,000 208,170
Assessment Area , Special Assessment , 2021 , 2.8% , 5/01/31 ................. 400,000 372,240
Assessment Area , Special Assessment , 2021 , 3.125% , 5/01/41 ............... 1,100,000 939,821
Assessment Area , Special Assessment , 2022-1 , 6% , 5/01/49 ................. 1,105,000 1,159,059
Assessment Area , Special Assessment , 2024 , 5.45% , 5/01/44 ................ 1,000,000 999,999
Assessment Area , Special Assessment , 2024 , 5.7% , 5/01/50 ................. 1,035,000 1,034,992
Stellar North Community Development District ,
Special Assessment , 2021 , 2.45% , 5/01/26 .............................. 75,000 72,225
Special Assessment , 2021 , 3% , 5/01/31 ................................. 235,000 212,578
Special Assessment , 2021 , 3.2% , 5/01/41 ............................... 820,000 639,562
d
Stillwater Community Development District ,
Special Assessment , 144A, 2021 , 2.375% , 6/15/26 ......................... 230,000 220,913
Special Assessment , 144A, 2021 , 3% , 6/15/31 ............................ 325,000 294,068
Special Assessment , 144A, 2021 , 3.5% , 6/15/41 .......................... 1,290,000 1,056,633
Stonegate Preserve Community Development District ,
Special Assessment , 2023 , 5.875% , 12/15/43 ............................. 700,000 726,616
Special Assessment , 2023 , 6.125% , 12/15/53 ............................. 1,250,000 1,295,134
d
Stonewater Community Development District ,
Assessments , Special Assessment , 144A, 2021 , 3% , 11/01/32 ................ 250,000 221,707
Assessments , Special Assessment , 144A, 2021 , 3.3% , 11/01/41 .............. 635,000 506,641
Stoneybrook North Community Development District , Assessment Area 2 , Special
Assessment , 2022 , Refunding , 6.375% , 11/01/52 .......................... 1,835,000 1,967,352
Stoneybrook South at Championsgate Community Development District ,
Assessment Area , Special Assessment , 2023 , 4.5% , 6/15/30 ................. 110,000 111,908
Assessment Area , Special Assessment , 2023 , 5.375% , 6/15/43 ............... 395,000 411,770
Assessment Area , Special Assessment , 2023 , 5.5% , 6/15/53 ................. 390,000 404,946
d
Fox South Assessment Area , Special Assessment , 144A, 2020 , 3% , 12/15/30 .... 500,000 476,940
d
Fox South Assessment Area , Special Assessment , 144A, 2020 , 3.5% , 12/15/40 ... 1,000,000 901,609
d
Fox South Assessment Area , Special Assessment , 144A, 2020 , 3.75% , 12/15/50 .. 1,500,000 1,258,436
Storey Creek Community Development District ,
Assessment Area 2 , Special Assessment , 2022 , 5% , 6/15/32 ................. 240,000 246,707
Assessment Area 2 , Special Assessment , 2022 , 5.2% , 6/15/42 ................ 625,000 627,430
Assessment Area 2 , Special Assessment , 2022 , 5.375% , 6/15/52 .............. 1,000,000 1,002,240
Assessment Area 3 , Special Assessment , 2024 , 4.45% , 6/15/31 ............... 265,000 266,611
Assessment Area 3 , Special Assessment , 2024 , 5.25% , 6/15/44 ............... 655,000 661,602
Assessment Area 3 , Special Assessment , 2024 , 5.5% , 6/15/54 ................ 800,000 803,652
Storey Drive Community Development District ,
Special Assessment , 2022 , 2.55% , 6/15/27 .............................. 165,000 156,778
Special Assessment , 2022 , 3% , 6/15/32 ................................. 375,000 335,897

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Storey Drive Community Development District, (continued)
Special Assessment , 2022 , 3.25% , 6/15/42 .............................. $ 900,000 $ 710,613
d
Storey Park Community Development District ,
Assessment Area 4 , Special Assessment , 144A, 2021 , 2.875% , 6/15/31 ......... 230,000 216,317
Assessment Area 4 , Special Assessment , 144A, 2021 , 3.3% , 6/15/41 ........... 620,000 542,924
Summer Woods Community Development District ,
Assessment Area 2 , Special Assessment , 2021 , 3% , 5/01/31 ................. 150,000 140,931
Assessment Area 2 , Special Assessment , 2021 , 3.4% , 5/01/41 ................ 395,000 333,138
Assessment Area 3 , Special Assessment , 2021 , 2.5% , 5/01/26 ................ 100,000 96,585
Assessment Area 3 , Special Assessment , 2021 , 3.15% , 5/01/31 ............... 200,000 183,103
Assessment Area 3 , Special Assessment , 2021 , 3.45% , 5/01/41 ............... 725,000 589,076
Summerstone Community Development District ,
Assessment Phase 1 , Special Assessment , 2020 , 3.25% , 5/01/30 ............. 165,000 160,317
Assessment Phase 1 , Special Assessment , 2020 , 3.75% , 5/01/40 ............. 700,000 643,028
Assessment Phase 1 , Special Assessment , 2020 , 4% , 5/01/51 ................ 910,000 796,881
d
Assessment Phase 2 , Special Assessment , 144A, 2021 , 2.75% , 5/01/31 ........ 175,000 164,050
d
Assessment Phase 2 , Special Assessment , 144A, 2021 , 3.15% , 5/01/41 ........ 700,000 599,240
d
Assessment Phase 2 , Special Assessment , 144A, 2021 , 4% , 5/01/51 ........... 1,750,000 1,532,463
Summit View Community Development District ,
Assessment Area 2 , Special Assessment , 2024 , 5.625% , 5/01/44 .............. 1,025,000 1,015,362
Assessment Area 2 , Special Assessment , 2024 , 6% , 5/01/54 ................. 1,300,000 1,285,840
Sunbridge Stewardship District ,
Assessment Del Webb Phase 1/2 Assessment Area , Special Assessment , 2022 , 5% ,
5/01/32 ........................................................ 350,000 357,280
Assessment Del Webb Phase 1/2 Assessment Area , Special Assessment , 2022 ,
5.4% , 5/01/42 ................................................... 920,000 935,343
Assessment Del Webb Phase 1/2 Assessment Area , Special Assessment , 2022 ,
5.5% , 5/01/52 ................................................... 1,725,000 1,742,501
Assessment Weslyn Park Assessment Area , Special Assessment , 2022 , 4.2% ,
5/01/27 ........................................................ 245,000 243,271
Assessment Weslyn Park Assessment Area , Special Assessment , 2022 , 4.6% ,
5/01/32 ........................................................ 460,000 458,173
Assessment Weslyn Park Assessment Area , Special Assessment , 2022 , 5.2% ,
5/01/42 ........................................................ 1,000,000 1,001,050
Tamarindo Community Development District ,
Special Assessment , 2021 , 3% , 5/01/31 ................................. 185,000 167,629
Special Assessment , 2021 , 3.375% , 5/01/41 ............................. 820,000 664,253
Tern Bay Community Development District ,
Special Assessment , 2022 , 3.4% , 6/15/32 ............................... 1,650,000 1,526,515
Special Assessment , 2022 , 4% , 6/15/42 ................................. 3,600,000 3,175,383
Three Rivers Community Development District , Assessment Area , Special Assessment ,
2023 , Refunding , 5.75% , 5/01/53 ...................................... 3,700,000 3,735,709
Timber Creek Southwest Community Development District ,
Assessment Area 2 , Special Assessment , 2021 , 2.35% , 12/15/26 .............. 245,000 233,529
Assessment Area 2 , Special Assessment , 2021 , 3% , 12/15/31 ................ 750,000 673,449
Assessment Area 2 , Special Assessment , 2021 , 3.3% , 12/15/41 ............... 2,175,000 1,726,431
Tohoqua Community Development District ,
Phase 2 , Special Assessment , 2021 , 2.875% , 5/01/31 ...................... 215,000 199,652
Phase 2 , Special Assessment , 2021 , 3.375% , 5/01/41 ...................... 810,000 675,663
Tolomato Community Development District ,
Assessment Area , Special Assessment , 2022 B , Refunding , 3% , 5/01/32 ........ 1,500,000 1,358,825
Assessment Area , Special Assessment , 2022 C , Refunding , 3.2% , 5/01/32 ....... 1,500,000 1,375,212
Assessment Area 1 , Special Assessment , 2022-1 , 3.3% , 5/01/32 .............. 515,000 475,557
Assessment Area 2 , Special Assessment , 2022-2 , 3.3% , 5/01/32 .............. 195,000 180,065

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
d
Towne Park Community Development District ,
Assessment Area 3D , Special Assessment , 144A, 2020 , 3.125% , 5/01/30 ........ $ 410,000 $ 387,130
Assessment Area 3D , Special Assessment , 144A, 2020 , 3.625% , 5/01/40 ........ 1,075,000 940,997
Assessment Area 3D , Special Assessment , 144A, 2020 , 4% , 5/01/51 ........... 1,000,000 852,912
d
Towns at Woodsdale Community Development District ,
Assessments , Special Assessment , 144A, 2023 , 6.125% , 11/01/43 ............. 325,000 339,263
Assessments , Special Assessment , 144A, 2023 , 6.375% , 11/01/53 ............. 1,325,000 1,387,401
Tradition Community Development District No. 9 ,
Assessments , Special Assessment , 2021 , 2.3% , 5/01/26 .................... 200,000 192,484
Assessments , Special Assessment , 2021 , 2.7% , 5/01/31 .................... 445,000 394,445
d
Trevesta Community Development District ,
Assessment Area 2 , Special Assessment , 144A, 2020 , 3.25% , 5/01/30 .......... 235,000 227,120
Assessment Area 2 , Special Assessment , 144A, 2020 , 3.75% , 5/01/40 .......... 880,000 799,012
Triple Creek Community Development District ,
Assessment Area , Special Assessment , 2021 , 3% , 11/01/31 .................. 250,000 225,426
Assessment Area , Special Assessment , 2021 , 3.5% , 11/01/41 ................ 740,000 609,028
d
Villages Q & R Assessment Area , Special Assessment , 144A, 2021 , 2.375% ,
11/01/26 ....................................................... 110,000 104,864
d
Villages Q & R Assessment Area , Special Assessment , 144A, 2021 , 2.875% ,
11/01/31 ....................................................... 450,000 402,336
d
Villages Q & R Assessment Area , Special Assessment , 144A, 2021 , 3.125% ,
11/01/41 ....................................................... 1,190,000 928,058
Tuckers Pointe Community Development District ,
Master Infrastructure Project , Special Assessment , 2022 , 3.625% , 5/01/32 ....... 4,500,000 4,188,963
Phase 1 Project , Special Assessment , 2022 , 3% , 5/01/27 .................... 195,000 187,303
Phase 1 Project , Special Assessment , 2022 , 3.375% , 5/01/32 ................ 565,000 518,137
Phase 1 Project , Special Assessment , 2022 , 4% , 5/01/42 .................... 1,505,000 1,315,263
Twisted Oaks Pointe Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.375% , 5/01/43 .............. 740,000 743,864
Assessment Area 1 , Special Assessment , 2023 , 5.625% , 5/01/53 .............. 500,000 503,628
Assessment Area 2 , Special Assessment , 2023 , 5.875% , 5/01/43 .............. 500,000 512,894
Assessment Area 2 , Special Assessment , 2023 , 6.125% , 5/01/54 .............. 500,000 512,759
Assessment Area Three , Special Assessment , 2024 , 4.8% , 5/01/31 ............ 345,000 344,384
Assessment Area Three , Special Assessment , 2024 , 5.625% , 5/01/44 .......... 1,000,000 998,755
Assessment Area Three , Special Assessment , 2024 , 6% , 5/01/55 .............. 1,400,000 1,397,953
Two Rivers East Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 4.875% , 5/01/30 .............. 180,000 181,250
Assessment Area 1 , Special Assessment , 2023 , 5.75% , 5/01/43 ............... 2,000,000 2,041,803
Assessment Area 1 , Special Assessment , 2023 , 5.875% , 5/01/53 .............. 3,465,000 3,513,948
Two Rivers North Community Development District ,
Special Assessment , 2022 , 4.625% , 5/01/27 ............................. 60,000 59,933
Special Assessment , 2022 , 4.875% , 5/01/32 ............................. 380,000 382,392
Two Rivers West Community Development District ,
Special Assessment , 2022 , 6% , 5/01/43 ................................. 1,055,000 1,088,707
Special Assessment , 2022 , 6.25% , 5/01/53 .............................. 1,405,000 1,450,197
Special Assessment , 2023 , 6% , 11/01/43 ................................ 1,455,000 1,498,217
Special Assessment , 2023 , 6.125% , 11/01/53 ............................. 2,145,000 2,196,434
d
Special Assessment , 144A, 2024 , 5.625% , 5/01/44 ......................... 405,000 400,264
d
Union Park East Community Development District ,
Assessment Area 3 , Special Assessment , 144A, 2021 , 2.95% , 5/01/31 .......... 65,000 58,602
Assessment Area 3 , Special Assessment , 144A, 2021 , 3.35% , 5/01/41 .......... 160,000 127,584
Varrea South Community Development District ,
Assessment Area , Special Assessment , 2023 , 5.125% , 5/01/43 ............... 1,075,000 1,085,288
Assessment Area , Special Assessment , 2023 , 5.4% , 5/01/53 ................. 1,320,000 1,337,632

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
V-Dana Community Development District ,
d
Assessment Area 1 , Special Assessment , 144A, 2020 , 3.5% , 5/01/31 ........... $ 375,000 $ 351,608
d
Assessment Area 1 , Special Assessment , 144A, 2020 , 4% , 5/01/40 ............ 1,775,000 1,581,338
Assessment Area 1 , Special Assessment , 2021 , 3.125% , 5/01/31 .............. 400,000 367,652
Assessment Area 1 , Special Assessment , 2021 , 3.625% , 5/01/41 .............. 1,250,000 1,056,301
Assessment Area 2 , Special Assessment , 2023 , 4.3% , 5/01/30 ................ 900,000 904,093
Assessment Area 2 , Special Assessment , 2023 , 5.25% , 5/01/43 ............... 1,900,000 1,926,909
Assessment Area 2 , Special Assessment , 2023 , 5.5% , 5/01/54 ................ 2,505,000 2,534,766
Veranda Community Development District II ,
Assessment Area 3 , Special Assessment , 2024 , Refunding , 5.125% , 5/01/44 ..... 1,685,000 1,690,805
Assessment Area 3 , Special Assessment , 2024 , Refunding , 5.375% , 5/01/54 ..... 3,485,000 3,472,864
d
Assessment Area 4 , Special Assessment , 144A, 2021 , Refunding , 2.5% , 5/01/26 .. 105,000 101,321
d
Assessment Area 4 , Special Assessment , 144A, 2021 , Refunding , 3.1% , 5/01/31 .. 290,000 264,265
d
Assessment Area 4 , Special Assessment , 144A, 2021 , Refunding , 3.6% , 5/01/41 .. 600,000 500,013
d
Assessment Area 5 , Special Assessment , 144A, 2021 , Refunding , 2.5% , 5/01/26 .. 50,000 48,248
d
Assessment Area 5 , Special Assessment , 144A, 2021 , Refunding , 3.1% , 5/01/31 .. 65,000 59,232
d
Assessment Area 5 , Special Assessment , 144A, 2021 , Refunding , 3.6% , 5/01/41 .. 275,000 229,173
Assessment Area 5 Phase 2 , Special Assessment , 2024 , Refunding , 5.375% ,
5/01/44 ........................................................ 1,145,000 1,152,908
Assessment Area 5 Phase 2 , Special Assessment , 2024 , Refunding , 5.625% ,
5/01/54 ........................................................ 500,000 500,535
Verano No. 2 Community Development District ,
Pod D , Special Assessment , 2024 , 5.5% , 5/01/44 .......................... 1,630,000 1,628,199
Pod D , Special Assessment , 2024 , 5.8% , 5/01/54 .......................... 1,910,000 1,907,190
Verano No. 3 Community Development District ,
Phase 1 Assessment Area , Special Assessment , 2021 , 3.375% , 5/01/41 ......... 750,000 607,790
Phase 2 Assessment Area , Special Assessment , 2022 , 6.45% , 11/01/42 ......... 1,000,000 1,055,650
Phase 2 Assessment Area , Special Assessment , 2022 , 6.625% , 11/01/52 ........ 1,475,000 1,560,527
Verano No. 4 Community Development District ,
Astor Creek Phase 1 Assessment Area , Special Assessment , 2023 , 5.375% , 5/01/43 1,020,000 1,039,837
Astor Creek Phase 1 Assessment Area , Special Assessment , 2023 , 5.625% , 5/01/53 250,000 255,609
Viera Stewardship District ,
Assessments , Special Assessment , 2021 , 2.3% , 5/01/26 .................... 400,000 384,463
Assessments , Special Assessment , 2021 , 2.8% , 5/01/31 .................... 800,000 712,041
Assessments , Special Assessment , 2021 , 3.125% , 5/01/41 .................. 1,750,000 1,364,803
Assessments , Special Assessment , 2023 , 5.5% , 5/01/54 .................... 2,500,000 2,524,720
Village Community Development District No. 13 ,
Phase III , Special Assessment , 2021 , 2.85% , 5/01/36 ....................... 1,645,000 1,404,410
Phase III , Special Assessment , 2021 , 3% , 5/01/41 ......................... 2,440,000 1,961,215
Phase III , Special Assessment , 2021 , 3.25% , 5/01/52 ....................... 5,200,000 3,912,353
Village Community Development District No. 14 , Phase I , Special Assessment , 2022 ,
5.5% , 5/01/53 .................................................... 11,700,000 12,078,634
Villages of Glen Creek Community Development District ,
Assessment Area 3 , Special Assessment , 2022 , Refunding , 3.15% , 5/01/32 ...... 210,000 190,122
Assessment Area 3 , Special Assessment , 2022 , Refunding , 3.45% , 5/01/42 ...... 550,000 439,792
Assessment Area 3 , Special Assessment , 2022 , Refunding , 4% , 5/01/52 ........ 1,205,000 977,204
Assessment Area 4 , Special Assessment , 2022 A , 4.625% , 5/01/27 ............ 100,000 100,034
Assessment Area 4 , Special Assessment , 2022 A , 4.875% , 5/01/32 ............ 250,000 252,720
Assessment Area 4 , Special Assessment , 2022 A , 5.125% , 5/01/42 ............ 710,000 710,234
Villamar Community Development District ,
Special Assessment , 2020 , 3.2% , 5/01/30 ............................... 240,000 230,956
Special Assessment , 2020 , 3.75% , 5/01/40 .............................. 655,000 592,647
Assessment Area 5 , Special Assessment , 2023 , 5.625% , 5/01/43 .............. 440,000 451,157
Assessment Area 5 , Special Assessment , 2023 , 5.75% , 5/01/53 ............... 1,310,000 1,328,147
Assessment Area 6 , Special Assessment , 2024 , 5.5% , 5/01/44 ................ 670,000 678,705

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Villamar Community Development District, (continued)
Assessment Area 6 , Special Assessment , 2024 , 5.75% , 5/01/54 ............... $ 480,000 $ 483,938
Phase 4 Project , Special Assessment , 2022 , 3.25% , 5/01/27 ................. 110,000 106,624
Phase 4 Project , Special Assessment , 2022 , 3.625% , 5/01/32 ................ 250,000 232,485
Phase 4 Project , Special Assessment , 2022 , 4% , 5/01/42 .................... 670,000 580,113
Waterford Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.375% , 5/01/43 .............. 395,000 399,600
Assessment Area 1 , Special Assessment , 2023 , 5.6% , 5/01/53 ................ 750,000 759,401
Waterset South Community Development District ,
Assessments , Special Assessment , 2022 , 6.1% , 5/01/53 .................... 665,000 690,095
Assessments , Special Assessment , 2024 , 5.65% , 5/01/54 ................... 1,680,000 1,701,679
Wellness Ridge Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 5.125% , 6/15/43 .............. 1,410,000 1,426,747
Assessment Area 1 , Special Assessment , 2023 , 5.375% , 6/15/53 .............. 1,340,000 1,359,599
West Hillcrest Community Development District , Special Assessment , 2023 , 5.25% ,
6/15/43 ......................................................... 825,000 839,229
West Port Community Development District ,
Assessment Area 1 2021 Project Area , Special Assessment , 2021 , 2.4% , 5/01/26 .. 100,000 96,333
Assessment Area 1 2021 Project Area , Special Assessment , 2021 , 3% , 5/01/31 ... 570,000 516,560
Assessment Area 1 2021 Project Area , Special Assessment , 2021 , 3.4% , 5/01/41 .. 1,470,000 1,183,273
d
Assessment Area 2 , Special Assessment , 144A, 2020 , 3.25% , 5/01/31 .......... 410,000 376,282
d
Assessment Area 2 , Special Assessment , 144A, 2020 , 3.625% , 5/01/41 ......... 1,085,000 896,962
West Villages Improvement District ,
Unit of Development No. 10 Assessment Area One , Special Assessment , 2024 ,
4.5% , 5/01/31 ................................................... 585,000 581,548
Unit of Development No. 10 Assessment Area One , Special Assessment , 2024 ,
5.375% , 5/01/44 ................................................. 935,000 925,375
Unit of Development No. 10 Assessment Area One , Special Assessment , 2024 ,
5.625% , 5/01/54 ................................................. 1,000,000 980,792
Unit of Development No. 7 , Special Assessment , 2021 , 2.5% , 5/01/26 .......... 105,000 101,384
Unit of Development No. 7 , Special Assessment , 2021 , 3.125% , 5/01/31 ........ 200,000 183,161
Unit of Development No. 7 , Special Assessment , 2021 , 3.5% , 5/01/41 .......... 800,000 655,772
Unit of Development No. 7 , Special Assessment , 2023 , 6% , 5/01/43 ............ 245,000 256,921
Unit of Development No. 7 , Special Assessment , 2023 , 6.25% , 5/01/54 ......... 585,000 613,667
Unit of Development No. 8 , Special Assessment , 2021 , 2.5% , 5/01/26 .......... 80,000 77,245
Unit of Development No. 8 , Special Assessment , 2021 , 3.125% , 5/01/31 ........ 525,000 479,335
Unit of Development No. 8 , Special Assessment , 2021 , 3.5% , 5/01/41 .......... 1,000,000 819,715
Unit of Development No. 8 , Special Assessment , 2022 , 5.5% , 5/01/53 .......... 1,905,000 1,927,956
Unit of Development No. 9 , Special Assessment , 2023 , 4.625% , 5/01/30 ........ 240,000 242,139
Unit of Development No. 9 , Special Assessment , 2023 , 5.375% , 5/01/43 ........ 1,500,000 1,530,248
Unit of Development No. 9 , Special Assessment , 2023 , 5.625% , 5/01/53 ........ 2,005,000 2,046,755
Westside Haines City Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.5% , 5/01/26 ................ 130,000 125,273
Assessment Area 1 , Special Assessment , 2021 , 3% , 5/01/31 ................. 350,000 314,851
Assessment Area 1 , Special Assessment , 2021 , 3.25% , 5/01/41 ............... 1,000,000 782,121
Assessment Area Two , Special Assessment , 2024 , 4.875% , 5/01/31 ............ 565,000 564,841
Assessment Area Two , Special Assessment , 2024 , 5.75% , 5/01/44 ............. 1,920,000 1,920,058
Assessment Area Two , Special Assessment , 2024 , 6% , 5/01/54 ............... 2,685,000 2,684,918
Westview North Community Development District ,
Special Assessment , 2022 , 5.75% , 6/15/42 .............................. 1,000,000 1,030,426
Special Assessment , 2022 , 6% , 6/15/52 ................................. 1,250,000 1,286,846
Westview South Community Development District ,
Assessment Area 1 , Special Assessment , 2023 , 4.875% , 5/01/28 .............. 515,000 517,040
Assessment Area 1 , Special Assessment , 2023 , 5.375% , 5/01/43 .............. 2,185,000 2,199,544
Assessment Area 1 , Special Assessment , 2023 , 5.6% , 5/01/53 ................ 3,795,000 3,822,670

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Westview South Community Development District, (continued)
Assessment Area 2 , Special Assessment , 2023 , 4.75% , 5/01/28 ............... $ 185,000 $ 185,424
Assessment Area 2 , Special Assessment , 2023 , 5.375% , 5/01/43 .............. 1,250,000 1,262,713
Assessment Area 2 , Special Assessment , 2023 , 5.625% , 5/01/53 .............. 1,000,000 1,012,875
Westwood of Pasco Community Development District ,
Assessments , Special Assessment , 2023 , 5.4% , 5/01/43 .................... 500,000 506,679
Assessments , Special Assessment , 2023 , 5.625% , 5/01/53 .................. 145,000 146,866
Whispering Pines Community Development District ,
Special Assessment , 2023 , 5.375% , 5/01/43 ............................. 500,000 511,161
Special Assessment , 2023 , 5.5% , 5/01/53 ............................... 930,000 943,687
Willowbrook Community Development District ,
Assessment Area 1 , Special Assessment , 2024 , 5.625% , 5/01/44 .............. 630,000 623,909
Assessment Area 1 , Special Assessment , 2024 , 5.9% , 5/01/55 ................ 820,000 810,027
Willows Community Development District ,
Assessment Area 2 , Special Assessment , 2022 , 4.7% , 5/01/29 ................ 285,000 287,816
Assessment Area 2 , Special Assessment , 2022 , 5.625% , 5/01/42 .............. 1,440,000 1,485,329
Assessment Area 2 , Special Assessment , 2022 , 5.75% , 5/01/52 ............... 1,200,000 1,232,882
Wind Meadows South Community Development District ,
Assessment Area 1 , Special Assessment , 2021 , 2.4% , 5/01/26 ................ 115,000 110,782
Assessment Area 1 , Special Assessment , 2021 , 2.95% , 5/01/31 ............... 250,000 225,353
Assessment Area 1 , Special Assessment , 2021 , 3.35% , 5/01/41 ............... 940,000 754,136
Assessment Area 2 , Special Assessment , 2023 , 5.375% , 5/01/43 .............. 920,000 933,286
Assessment Area 2 , Special Assessment , 2023 , 5.625% , 5/01/53 .............. 980,000 995,728
Windsor Cay Community Development District ,
Assessment Area One , Special Assessment , 2024 , 5.45% , 5/01/44 ............ 1,000,000 996,440
Assessment Area One , Special Assessment , 2024 , 5.75% , 5/01/54 ............ 765,000 763,869
Windward Community Development District , Special Assessment , 2020 A-1 , 3.65% ,
5/01/30 ......................................................... 130,000 123,694
Wiregrass II Community Development District ,
Assessment Area 1 , Special Assessment , 2020 , 3.125% , 5/01/30 .............. 645,000 596,460
Assessment Area 1 , Special Assessment , 2020 , 3.7% , 5/01/40 ................ 1,680,000 1,431,944
Zephyr Lakes Community Development District ,
Assessment Area 2 , Special Assessment , 2021 , 2.5% , 5/01/26 ................ 90,000 86,846
Assessment Area 2 , Special Assessment , 2021 , 3% , 5/01/31 ................. 150,000 135,605
Assessment Area 2 , Special Assessment , 2021 , 3.375% , 5/01/41 .............. 660,000 530,706
Assessment Area 2 , Special Assessment , 2021 , 4% , 5/01/51 ................. 935,000 758,231
822,708,608
Georgia 0.9%
d
Development Authority of Cobb County (The) ,
Presbyterian Village Austell, Inc. , Revenue , 144A, 2019 A , Refunding , 5% , 12/01/39 1,825,000 1,534,942
Presbyterian Village Austell, Inc. , Revenue , 144A, 2019 A , Refunding , 5% , 12/01/49 10,760,000 8,186,633
d
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 B , 4.5% , 12/01/36 ................................ 10,835,000 9,394,465
Forsyth County Hospital Authority , Georgia Baptist Healthcare System Obligated
Group , Revenue , 1998 , ETM, 6.375% , 10/01/28 ........................... 4,610,000 4,918,365
d
George L Smith II Congress Center Authority ,
Signia Hotel Management LLC , Revenue, Second Tier , 144A, 2021 B , 5% , 1/01/36 2,500,000 2,447,686
Signia Hotel Management LLC , Revenue, Second Tier , 144A, 2021 B , 5% , 1/01/54 7,500,000 6,684,231
Main Street Natural Gas, Inc. ,
Revenue , 2007 A , 5.5% , 9/15/27 ...................................... 4,000,000 4,099,183
Revenue , 2007 A , 5.5% , 9/15/28 ...................................... 5,000,000 5,158,111
42,423,616

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Idaho 0.3%
Idaho Housing & Finance Association , Revenue , 2010 A , 7% , 2/01/36 ............
$ 13,305,000 $ 13,327,431
Illinois 1.4%
Illinois Finance Authority ,
d
DePaul College Prep , Revenue , 144A, 2023 A , Refunding , 5.5% , 8/01/43 ........ 500,000 531,378
d
DePaul College Prep , Revenue , 144A, 2023 A , Refunding , 5.625% , 8/01/53 ...... 2,055,000 2,148,325
d
McKinley Foundation at University of Illinois (The) , Revenue , 144A, 2021 A ,
Refunding , 5.125% , 11/01/55 ....................................... 13,560,000 11,458,563
d
McKinley Foundation at University of Illinois (The) , Revenue , 144A, 2021 B , 7% ,
11/01/37 ....................................................... 3,685,000 3,560,883
Plymouth Place Obligated Group , Revenue , 2022 A , 6.75% , 5/15/58 ........... 3,000,000 3,109,122
Westminster Village, Inc. Obligated Group , Revenue , 2018 A , Refunding , 5.25% ,
5/01/48 ........................................................ 10,000,000 8,971,866
Westminster Village, Inc. Obligated Group , Revenue , 2018 A , Refunding , 5.5% ,
5/01/53 ........................................................ 10,810,000 9,744,328
Metropolitan Pier & Exposition Authority ,
Revenue , 1996 , ETM, 7% , 7/01/26 ..................................... 3,020,000 3,116,228
Revenue , 2010 B-1 , Refunding , AGMC Insured , Zero Cpn., 6/15/45 ............ 18,100,000 6,604,877
State of Illinois , GO , 2022 C , 5.5% , 10/01/44 ...............................
4,645,000 5,059,771
d
Upper Illinois River Valley Development Authority , 2018 IAVF Timber Oaks & Prairie
View Obligated Group , Revenue , 144A, 2020 C , Refunding , 5% , 12/01/50 ....... 10,750,000 8,820,012
d
Village of Lincolnwood , North Lincoln Redevelopment Project Area , COP , 144A, 2021
A , 4.82% , 1/01/41 ................................................. 1,535,000 1,386,325
Village of Villa Park , Garden Station Redevelopment Area , Tax Allocation , 2021 , Zero
Cpn., 12/31/38 .................................................... 1,815,000 1,427,336
65,939,014
Indiana 0.4%
d
City of Anderson , Sweet Galilee at the Wigwam LLC , Revenue , 144A, 2020 A , 5.375% ,
1/01/40 ......................................................... 2,740,000 2,225,222
d
City of Goshen , Green Oaks of Goshen LLC , Revenue , 144A, 2021 A , 5% , 8/01/41 .. 4,065,000 3,319,463
d
City of Jeffersonville , Vivera Senior Living of Columbus LLC , Revenue , 144A, 2020 A ,
5.25% , 11/01/40 ................................................... 4,500,000 3,621,917
d
City of Valparaiso , Green Oaks of Valparaiso LLC , Revenue , 144A, 2021 , 5.375% ,
12/01/41 ........................................................ 3,650,000 2,871,183
Indiana Finance Authority , University of Evansville , Revenue , 2022 B , 7% , 9/01/32 ..
4,000,000 3,778,496
d
Indiana Housing & Community Development Authority , Vita of Marion LLC , Revenue ,
144A, 2021 A , 5.25% , 4/01/41 ........................................ 4,750,000 3,830,494
19,646,775
Iowa 0.2%
Iowa Finance Authority ,
Lifespace Communities, Inc. Obligated Group , Revenue , 2018 A , 5% , 5/15/48 .... 2,090,000 1,845,448
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 B , Refunding , 6.75% ,
5/15/33 ........................................................ 1,000,000 1,098,450
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 B , Refunding , 7.25% ,
5/15/38 ........................................................ 1,500,000 1,676,415
Northcrest Obligated Group , Revenue , 2018 A , 5% , 3/01/48 .................. 7,500,000 6,505,299
11,125,612
Kansas 0.0%
†
Wyandotte County-Kansas City Unified Government , Revenue , 2018 , 4.5% , 6/01/40 .
1,420,000 1,353,691
Kentucky 0.7%
Kentucky Public Transportation Infrastructure Authority ,
Revenue, First Tier , 2013 C , 6.6% , 7/01/39 ............................... 10,000,000 11,530,890

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Kentucky (continued)
Kentucky Public Transportation Infrastructure Authority, (continued)
Revenue, First Tier , 2013 C , 6.75% , 7/01/43 .............................. $ 5,000,000 $ 5,732,673
d
Louisville/Jefferson County Metropolitan Government , PSG Vesta Derby Oaks LLC ,
Revenue , 144A, 2022 A , Zero Cpn., 5/01/52 .............................. 19,650,000 14,673,292
31,936,855
Louisiana 1.5%
Juban Trails Community Development District ,
Special Assessment , 2022 , 3.375% , 6/01/27 ............................. 100,000 93,840
Special Assessment , 2022 , 4.25% , 6/01/51 .............................. 1,235,000 1,019,526
Lakeshore Villages Master Community Development District ,
Special Assessment , 2021 , 2.375% , 6/01/26 ............................. 280,000 265,729
Special Assessment , 2021 , 2.875% , 6/01/31 ............................. 695,000 598,589
Special Assessment , 2021 , 3.2% , 6/01/41 ............................... 2,730,000 2,134,786
Special Assessment , 2021 , 4% , 6/01/51 ................................. 2,035,000 1,623,351
Special Assessment , 2022 , 5.375% , 6/01/42 ............................. 730,000 724,925
Special Assessment , 2022 , 5.5% , 6/01/52 ............................... 1,425,000 1,421,790
d
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
GOMESA , Revenue , 144A, 2018 , 5.375% , 11/01/38 ........................ 1,825,000 1,906,720
Invest in Americas Veterans Foundation Louisiana, Inc. , Revenue , 144A, 2020 A ,
Refunding , 4% , 12/01/40 ........................................... 2,970,000 2,519,535
Invest in Americas Veterans Foundation Louisiana, Inc. , Revenue , 144A, 2020 A ,
Refunding , 4.25% , 12/01/50 ........................................ 5,665,000 4,583,245
Parish of Jefferson , Revenue , 144A, 2019 , 4% , 11/01/44 .................... 2,550,000 2,286,319
Parish of Lafourche , Revenue , 144A, 2019 , 3.95% , 11/01/43 ................. 4,032,776 3,626,490
Parish of St. John the Baptist , Revenue , 144A, 2019 , 3.9% , 11/01/44 ........... 2,105,000 1,860,136
Parish of St. Martin , Revenue , 144A, 2019 , 4.4% , 11/01/44 ................... 5,510,000 5,329,481
Parish of Vermilion , Revenue , 144A, 2019 , 4.625% , 11/01/38 ................. 1,640,000 1,664,443
Patriot Services Group Obligated Group , Revenue , 144A, 2021 C , 5.5% , 10/01/61 . 6,300,000 5,077,536
Terrebonne Parish Consolidated Government , Revenue , 144A, 2018 , 5.5% , 11/01/39 1,490,000 1,558,041
d
Louisiana Public Facilities Authority ,
Provident Group - HSC Properties, Inc. , Revenue , 144A, 2020 A-1 , 5.375% , 1/01/40 5,000,000 4,919,528
Provident Group - HSC Properties, Inc. , Revenue , 144A, 2020 A-1 , 5.5% , 1/01/50 . 4,500,000 4,303,623
Provident Group - HSC Properties, Inc. , Revenue , 144A, 2020 A-2 , 7% , 1/01/57 ... 10,000,000 9,474,165
Parish of Beauregard , OfficeMax, Inc. , Revenue , 2002 , Refunding , 6.8% , 2/01/27 ...
13,990,000 14,016,774
St. Tammany Parish Finance Authority ,
Christwood Obligated Group , Revenue , 2014 , Refunding , 5.25% , 11/15/29 ....... 1,200,000 1,194,354
Christwood Obligated Group , Revenue , 2014 , Refunding , 5.25% , 11/15/37 ....... 1,650,000 1,567,475
73,770,401
Maryland 0.2%
County of Frederick ,
Oakdale-Lake Linganore Development District , Special Tax , 2019 , Refunding , 3.25% ,
7/01/29 ........................................................ 750,000 686,928
Oakdale-Lake Linganore Development District , Special Tax , 2019 , Refunding , 3.75% ,
7/01/39 ........................................................ 1,410,000 1,213,191
Urbana Community Development Authority , Special Tax , 2020 B , Refunding , 4% ,
7/01/40 ........................................................ 335,000 301,001
d
Town of La Plata , Heritage Green Special Taxing District , Special Tax , 144A, 2023 A ,
6.5% , 2/15/53 .................................................... 8,500,000 8,478,301
10,679,421

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan 0.5%
City of Detroit , Great Lakes Water Authority Sewage Disposal System , Revenue,
Second Lien , 2006 B , NATL Insured , 5% , 7/01/36 .......................... $ 15,000 $ 15,013
City of Ecorse , GO , 2011 , 6.5% , 11/01/35 .................................
1,115,000 1,116,596
Kalamazoo Economic Development Corp. ,
d
Friendship Village of Kalamazoo Obligated Group , Revenue , 144A, 2021 , Refunding ,
5% , 8/15/31 .................................................... 800,000 765,416
d
Friendship Village of Kalamazoo Obligated Group , Revenue , 144A, 2021 , Refunding ,
5% , 8/15/51 .................................................... 3,015,000 2,399,201
Heritage Community of Kalamazoo Obligated Group , Revenue , 2020 A , 5% , 5/15/43 1,120,000 987,256
Heritage Community of Kalamazoo Obligated Group , Revenue , 2020 A , 5% , 5/15/55 8,860,000 7,289,217
d
Michigan Finance Authority ,
Revenue , 144A, 2014 , 6.75% , 7/01/44 .................................. 1,695,000 1,656,498
Revenue , 144A, 2014 , Pre-Refunded , 6.75% , 7/01/44 ...................... 2,110,000 2,113,538
Thomas M Cooley Law School , Revenue , 144A, 2014 , Refunding , 6% , 7/01/24 ... 700,000 699,631
d
Michigan Strategic Fund ,
Friendship Village of Kalamazoo Obligated Group , Revenue , 144A, 2021 , Refunding ,
5% , 8/15/31 .................................................... 690,000 660,172
Friendship Village of Kalamazoo Obligated Group , Revenue , 144A, 2021 , Refunding ,
5% , 8/15/41 .................................................... 895,000 771,248
Friendship Village of Kalamazoo Obligated Group , Revenue , 144A, 2021 , Refunding ,
5% , 8/15/51 .................................................... 1,380,000 1,098,141
Michigan Tobacco Settlement Finance Authority , Michigan Finance Authority Tobacco
Settlement , Revenue , 2007 B , Zero Cpn., 6/01/52 ......................... 26,990,000 3,299,708
22,871,635
Minnesota 0.1%
City of Minneapolis ,
Ecumen Mill City Quarter LLC , Revenue , 2015 , 5.25% , 11/01/45 .............. 2,800,000 2,511,290
Ecumen Mill City Quarter LLC , Revenue , 2015 , 5.375% , 11/01/50 .............. 1,000,000 899,371
d
Scott County Community Development Agency , Spero BP Senior LLC , Revenue , 144A,
2022 B , 6.25% , 8/01/37 ............................................. 1,300,000 1,255,101
4,665,762
Mississippi 0.5%
d
Mississippi Development Bank ,
Magnolia Regional Health Center , Revenue , 144A, 2021 , Refunding , 4% , 10/01/34 900,000 796,423
Magnolia Regional Health Center , Revenue , 144A, 2021 , Refunding , 4% , 10/01/35 800,000 706,929
Magnolia Regional Health Center , Revenue , 144A, 2021 , Refunding , 4% , 10/01/36 850,000 745,240
Magnolia Regional Health Center , Revenue , 144A, 2021 , Refunding , 4% , 10/01/41 3,000,000 2,412,753
Mississippi Home Corp. ,
d
Revenue , 144A, 2023 A-2 , 12% , 12/01/33 ............................... 875,000 832,078
d
Revenue , 144A, 2023 B-2 , 8% , 12/01/38 ................................ 4,390,000 4,057,169
d
Patriot Services Group Obligated Group , Revenue , 144A, 2021 A-5 , 4.5% , 6/01/62 . 7,000,000 5,183,735
d
Patriot Services Group Obligated Group , Revenue , 144A, 2021 C-5 , 5.1% , 6/01/62 8,000,000 6,065,872
Patriot Services Group Pascagoula Portfolio II Obligated Group , Revenue , 2021 D-8 ,
4.65% , 6/01/62 .................................................. 5,515,000 4,203,288
25,003,487

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri 0.3%
Cape Girardeau County Industrial Development Authority , Mercy Health , Revenue ,
2016 A , Refunding , 6% , 3/01/33 ....................................... $ 3,580,000 $ 3,655,669
City of Maryland Heights , Westport Plaza Redevelopment Area , Tax Allocation , 2020 ,
4.125% , 11/01/38 .................................................. 2,500,000 2,393,610
Kirkwood Industrial Development Authority ,
Ashfield Active Living & Wellness Communities, Inc. Obligated Group , Revenue ,
2017 A , Refunding , 5.25% , 5/15/42 ................................... 1,000,000 858,243
Ashfield Active Living & Wellness Communities, Inc. Obligated Group , Revenue ,
2017 A , Refunding , 5.25% , 5/15/50 ................................... 3,500,000 2,803,293
Stoddard County Industrial Development Authority , Mercy Health , Revenue , 2016 B ,
Refunding , 6% , 3/01/37 ............................................. 3,450,000 3,525,030
13,235,845
Nevada 0.7%
City of Henderson ,
Local Improvement District No. T-16 , Special Assessment , 2005 , 5.125% , 3/01/25 . 300,000 298,216
Local Improvement District No. T-18 , Special Assessment , 2016 , Refunding , 4% ,
9/01/32 ........................................................ 1,700,000 1,586,442
City of Las Vegas ,
Special Improvement District No. 610 , Special Assessment , 2018 , 5% , 6/01/48 .... 7,490,000 7,419,017
Special Improvement District No. 611 , Special Assessment , 2020 , 4% , 6/01/33 .... 180,000 161,560
Special Improvement District No. 611 , Special Assessment , 2020 , 4% , 6/01/34 .... 185,000 164,285
Special Improvement District No. 611 , Special Assessment , 2020 , 4% , 6/01/35 .... 185,000 162,593
Special Improvement District No. 611 , Special Assessment , 2020 , 4% , 6/01/40 .... 440,000 371,831
Special Improvement District No. 612 Skye Hills , Special Assessment , 2020 , 3.5% ,
6/01/35 ........................................................ 200,000 163,255
Special Improvement District No. 612 Skye Hills , Special Assessment , 2020 , 4% ,
6/01/50 ........................................................ 975,000 747,329
Special Improvement District No. 812 , Special Assessment , 2015 , 5% , 12/01/30 ... 1,520,000 1,515,107
Special Improvement District No. 812 , Special Assessment , 2015 , 5% , 12/01/35 ... 960,000 957,935
Special Improvement District No. 814 , Special Assessment , 2019 , 4% , 6/01/39 .... 430,000 377,370
Special Improvement District No. 814 , Special Assessment , 2019 , 4% , 6/01/44 .... 700,000 574,946
Special Improvement District No. 815 , Special Assessment , 2020 , 4.75% , 12/01/40 980,000 907,263
Special Improvement District No. 816 , Special Assessment , 2021 , 2.75% , 6/01/33 . 520,000 414,595
Special Improvement District No. 816 , Special Assessment , 2021 , 2.75% , 6/01/36 . 825,000 619,891
Special Improvement District No. 816 , Special Assessment , 2021 , 3% , 6/01/41 .... 640,000 464,834
Special Improvement District No. 816 , Special Assessment , 2021 , 3.125% , 6/01/51 1,415,000 935,157
d
City of North Las Vegas ,
Special Improvement District No. 66 , Special Assessment , 144A, 2022 , 5.75% ,
6/01/47 ........................................................ 1,600,000 1,568,966
Special Improvement District No. 66 , Special Assessment , 144A, 2022 , 6% , 6/01/52 1,800,000 1,807,257
d
City of Reno , Sales Tax , Revenue , 144A, 2018 C , Refunding , Zero Cpn., 7/01/58 .... 14,500,000 1,864,126
County of Clark ,
Special Improvement District No. 128 , Special Assessment , 2001-2007 , 5% , 2/01/26 535,000 535,308
Special Improvement District No. 128 , Special Assessment , 2001-2007 , 5.05% ,
2/01/31 ........................................................ 980,000 980,247
Special Improvement District No. 159 , Special Assessment , 2015 , 5% , 8/01/35 .... 2,005,000 2,010,490
Henderson Local Improvement Districts ,
City of Henderson Local Improvement District No. T-21 Black Mountain Ranch ,
Special Assessment , 2022 , 3% , 9/01/36 ............................... 315,000 256,651
City of Henderson Local Improvement District No. T-21 Black Mountain Ranch ,
Special Assessment , 2022 , 3.5% , 9/01/45 .............................. 750,000 571,666
City of Henderson Local Improvement District No. T-21 Black Mountain Ranch ,
Special Assessment , 2022 , 4% , 9/01/51 ............................... 500,000 413,563
Local Improvement District No. T-22 , Special Assessment , 2023 , 5% , 3/01/38 ..... 775,000 768,556
Local Improvement District No. T-22 , Special Assessment , 2023 , 5% , 3/01/43 ..... 1,000,000 950,043

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Nevada (continued)
Henderson Local Improvement Districts, (continued)
Local Improvement District No. T-22 , Special Assessment , 2023 , 5.25% , 3/01/48 .. $ 1,000,000 $ 958,004
Local Improvement District No. T-22 , Special Assessment , 2023 , 5.25% , 3/01/53 .. 300,000 284,257
d ,f
State of Nevada Department of Business & Industry ,
Fulcrum Sierra Biofuels LLC , Revenue , 144A, 2017 , 5.875% , 12/15/27 .......... 8,179,605 1,635,921
Fulcrum Sierra Biofuels LLC , Revenue , 144A, 2017 , 6.25% , 12/15/37 ........... 9,000,000 1,800,000
34,246,681
New Hampshire 0.2%
New Hampshire Business Finance Authority ,
Caritas Acquisitions VII LLC , Revenue , 2020 A , 3.75% , 8/15/30 ............... 100,000 94,575
Caritas Acquisitions VII LLC , Revenue , 2020 A , 4.125% , 8/15/40 .............. 2,545,000 2,229,962
Caritas Acquisitions VII LLC , Revenue , 2020 A , 4.25% , 8/15/46 ............... 2,860,000 2,407,935
Caritas Acquisitions VII LLC , Revenue , 2020 A , 4.5% , 8/15/55 ................ 5,940,000 5,004,024
9,736,496
New Jersey 1.4%
New Jersey Economic Development Authority ,
Provident Group-Kean Properties LLC , Revenue , 2017 A , 5% , 7/01/47 .......... 2,200,000 2,115,447
United Airlines, Inc. , Revenue , 2003 , 5.5% , 6/01/33 ........................ 8,480,000 8,531,461
d,f
White Horse HMT Urban Renewal LLC , Revenue , 144A, 2020 , 5% , 1/01/40 ...... 3,000,000 2,053,762
New Jersey Transportation Trust Fund Authority , Revenue , 2008 A , Zero Cpn.,
12/15/38 ........................................................ 46,750,000 24,929,363
Tobacco Settlement Financing Corp. ,
Revenue , 2018 A , Refunding , 5.25% , 6/01/46 ............................. 7,000,000 7,210,602
Revenue , 2018 B , Refunding , 5% , 6/01/46 ............................... 20,000,000 20,136,332
64,976,967
New Mexico 0.0%
†
Lower Petroglyphs Public Improvement District ,
Special Tax , 2018 , Refunding , 5% , 10/01/33 .............................. 500,000 476,974
Special Tax , 2018 , Refunding , 5% , 10/01/38 .............................. 450,000 419,266
Special Tax , 2018 , Refunding , 5% , 10/01/48 .............................. 1,205,000 1,089,107
1,985,347
New York 3.1%
Metropolitan Transportation Authority ,
Revenue , 2016 A-1 , 5.25% , 11/15/56 ................................... 4,765,000 4,834,173
Revenue , 2020 C-1 , 4.75% , 11/15/45 ................................... 13,220,000 13,454,970
Revenue , 2020 C-1 , 5% , 11/15/50 ..................................... 10,000,000 10,304,358
Revenue , 2020 C-1 , 5.25% , 11/15/55 ................................... 29,500,000 30,407,756
Revenue , 2020 D , 4% , 11/15/50 ....................................... 11,500,000 10,595,060
New York Liberty Development Corp. ,
d
3 World Trade Center LLC , Revenue , 144A, 2014 , 2 , Refunding , 5.375% , 11/15/40 . 7,500,000 7,529,211
Goldman Sachs Headquarters LLC , Revenue , 2005 , Refunding , 5.25% , 10/01/35 .. 23,000,000 26,128,106
New York Transportation Development Corp. ,
American Airlines, Inc. , Revenue , 2020 , Refunding , 5.375% , 8/01/36 ........... 5,000,000 5,280,618
Laguardia Gateway Partners LLC , Revenue , 2016 A , 5% , 7/01/46 ............. 13,505,000 13,441,628
d
Rockland Tobacco Asset Securitization Corp. , Revenue , 144A, 2005 A , Zero Cpn.,
8/15/45 ......................................................... 57,000,000 16,701,598
Suffolk Regional Off-Track Betting Co. ,
Revenue , 2024 , 5.75% , 12/01/44 ...................................... 5,000,000 5,170,201

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Suffolk Regional Off-Track Betting Co., (continued)
Revenue , 2024 , 6% , 12/01/53 ........................................ $ 7,175,000 $ 7,426,500
151,274,179
North Dakota 0.1%
County of Burleigh ,
University of Mary , Revenue , 2016 , 5.1% , 4/15/36 ......................... 3,550,000 3,554,782
University of Mary , Revenue , 2016 , 5.2% , 4/15/46 ......................... 3,130,000 2,999,665
d ,f
County of Grand Forks ,
Red River Biorefinery LLC , Revenue , 144A, 2021 A , 6.625% , 12/15/31 .......... 2,875,000 86,250
Red River Biorefinery LLC , Revenue , 144A, 2021 A , 7% , 12/15/43 ............. 14,000,000 420,000
7,060,697
Ohio 3.2%
Buckeye Tobacco Settlement Financing Authority , Revenue, Senior Lien , 2020 B-2 , 2 ,
Refunding , 5% , 6/01/55 ............................................. 34,050,000 30,510,141
City of Centerville , Graceworks Lutheran Services Obligated Group , Revenue , 2017 ,
Refunding , 5.25% , 11/01/50 .......................................... 5,000,000 4,463,484
Cleveland-Cuyahoga County Port Authority ,
d
Flats East Bank TIF District , Tax Allocation , 144A, 2021 B , Refunding , 4.5% , 12/01/55 1,500,000 1,232,235
d
Flats East Bank TIF District , Tax Allocation, Senior Lien , 144A, 2021 A , Refunding ,
4% , 12/01/55 ................................................... 1,150,000 910,348
Playhouse Square Foundation , Revenue , 2018 , Refunding , 5.25% , 12/01/38 ..... 700,000 710,338
Playhouse Square Foundation , Revenue , 2018 , Refunding , 5.5% , 12/01/43 ...... 700,000 709,436
County of Fairfield , Fairfield Medical Center Obligated Group , Revenue , 2013 ,
Refunding , 5% , 6/15/43 ............................................. 10,000,000 8,519,777
County of Franklin ,
Wesley Communities Obligated Group , Revenue , 2020 , Refunding , 5.25% , 11/15/40 2,910,000 2,813,482
Wesley Communities Obligated Group , Revenue , 2020 , Refunding , 5.25% , 11/15/55 8,800,000 7,792,180
County of Washington ,
Marietta Area Health Care, Inc. Obligated Group , Revenue , 2022 , Refunding ,
6.625% , 12/01/42 ................................................ 10,000,000 10,807,508
Marietta Area Health Care, Inc. Obligated Group , Revenue , 2022 , Refunding , 6.75% ,
12/01/52 ....................................................... 17,000,000 18,276,425
Ohio Higher Educational Facility Commission ,
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/42 ........... 1,360,000 1,304,534
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/45 ........... 1,205,000 1,132,461
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/50 ........... 2,570,000 2,348,214
Ohio Housing Finance Agency ,
Revenue , 2023 C , 8% , 8/01/34 ........................................ 1,000,000 1,025,839
d
Middletown Phase Two LP , Revenue , 144A, 2023 C , 8% , 9/01/39 .............. 1,400,000 1,454,149
Ohio Turnpike & Infrastructure Commission , Revenue, Junior Lien , 2013 A-4 , 5.75% ,
2/15/35 ......................................................... 35,000,000 40,061,896
Southeastern Ohio Port Authority ,
Marietta Area Health Care, Inc. Obligated Group , Revenue , 2015 , Refunding , 5% ,
12/01/35 ....................................................... 1,000,000 923,296
Marietta Area Health Care, Inc. Obligated Group , Revenue , 2015 , Refunding , 5% ,
12/01/43 ....................................................... 1,000,000 862,179
d
State of Ohio ,
Aultman Health Foundation Obligated Group , Revenue , 144A, 2018 , Refunding , 5% ,
12/01/38 ....................................................... 5,000,000 4,685,581
Aultman Health Foundation Obligated Group , Revenue , 144A, 2018 , Refunding , 5% ,
12/01/48 ....................................................... 15,195,000 13,455,168
153,998,671

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oklahoma 0.2%
Tulsa County Industrial Authority ,
Montereau Obligated Group , Revenue , 2017 , Refunding , 5.25% , 11/15/37 ....... $ 1,000,000 $ 1,006,545
Montereau Obligated Group , Revenue , 2017 , Refunding , 5.25% , 11/15/45 ....... 6,500,000 6,425,622
7,432,167
Oregon 0.3%
Clackamas County Hospital Facility Authority ,
Rose Villa, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5.125% , 11/15/40 . 500,000 485,120
Rose Villa, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5.25% , 11/15/50 .. 1,250,000 1,157,550
Rose Villa, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5.375% , 11/15/55 . 1,500,000 1,393,961
Polk County Hospital Facility Authority , Dallas Mennonite Retirement Community
Obligated Group , Revenue , 2020 A , 5.125% , 7/01/55 ....................... 3,500,000 3,057,436
Yamhill County Hospital Authority ,
Friendsview Manor Obligated Group , Revenue , 2016 A , Refunding , 5% , 11/15/51 .. 4,325,000 3,411,731
Friendsview Manor Obligated Group , Revenue , 2021 A , Refunding , 5% , 11/15/56 .. 6,115,000 4,700,304
14,206,102
Pennsylvania 2.0%
d
Allentown Neighborhood Improvement Zone Development Authority ,
Center City Investment Corp. , Revenue , 144A, 2018 , 5.375% , 5/01/42 .......... 5,000,000 4,850,859
Center City Investment Corp. , Revenue , 144A, 2022 , 5.25% , 5/01/42 ........... 6,070,000 5,870,489
Berks County Industrial Development Authority ,
Tower Health Obligated Group , Revenue , 2017 , Refunding , 5% , 11/01/29 ........ 460,000 251,673
Tower Health Obligated Group , Revenue , 2017 , Refunding , 4% , 11/01/31 ........ 5,000,000 2,662,184
Tower Health Obligated Group , Revenue , 2017 , Refunding , 4% , 11/01/32 ........ 2,845,000 1,509,648
Tower Health Obligated Group , Revenue , 2017 , Refunding , 5% , 11/01/34 ........ 1,735,000 906,352
Tower Health Obligated Group , Revenue , 2017 , Refunding , 4% , 11/01/39 ........ 455,000 233,840
Tower Health Obligated Group , Revenue , 2017 , Refunding , 5% , 11/01/47 ........ 4,725,000 2,391,604
Tower Health Obligated Group , Revenue , 2017 , Refunding , 4% , 11/01/50 ........ 1,135,000 573,529
Tower Health Obligated Group , Revenue , 2017 , Refunding , 5% , 11/01/50 ........ 1,000,000 506,021
Berks County Municipal Authority (The) ,
Tower Health Obligated Group , Revenue , 2012 A , 5% , 11/01/40 ............... 1,300,000 668,406
Tower Health Obligated Group , Revenue , 2012 A , 4.25% , 11/01/41 ............. 235,000 120,726
Tower Health Obligated Group , Revenue , 2012 A , 5% , 11/01/44 ............... 1,100,000 562,420
d
Chester County Industrial Development Authority ,
Borough of Phoenixville Steelpointe Neighborhood Improvement District , Special
Assessment , 144A, 2020 , 4.75% , 3/01/50 .............................. 4,220,000 3,477,950
Woodlands at Greystone Neighborhood Improvement District , Special Assessment ,
144A, 2018 , 5% , 3/01/38 ........................................... 325,000 312,046
Woodlands at Greystone Neighborhood Improvement District , Special Assessment ,
144A, 2018 , 5.125% , 3/01/48 ....................................... 900,000 827,516
Dallas Area Municipal Authority , Misericordia University , Revenue , 2019 , Refunding ,
5% , 5/01/48 ...................................................... 4,000,000 3,495,891
d
Erie County Industrial Development Authority , CFC - Erie I LLC , Revenue , 144A, 2024
B , 7.25% , 3/01/50 ................................................. 4,495,000 4,101,540
Franklin County Industrial Development Authority ,
Menno-Haven, Inc. Obligated Group , Revenue , 2018 , Refunding , 5% , 12/01/38 ... 1,000,000 947,623
Menno-Haven, Inc. Obligated Group , Revenue , 2018 , Refunding , 5% , 12/01/43 ... 1,200,000 1,082,295
Menno-Haven, Inc. Obligated Group , Revenue , 2018 , Refunding , 5% , 12/01/48 ... 4,600,000 3,981,790
Menno-Haven, Inc. Obligated Group , Revenue , 2018 , Refunding , 5% , 12/01/53 ... 3,050,000 2,564,356
Menno-Haven, Inc. Obligated Group , Revenue , 2019 , 5% , 12/01/54 ............ 1,000,000 836,519
Lancaster County Hospital Authority ,
Brethren Village Obligated Group , Revenue , 2017 , Refunding , 5.125% , 7/01/37 ... 1,000,000 961,702
Brethren Village Obligated Group , Revenue , 2017 , Refunding , 5.25% , 7/01/41 .... 3,500,000 3,322,012

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Lehigh County Industrial Development Authority ,
Seven Generations Charter School , Revenue , 2021 A , 4% , 5/01/31 ............ $ 665,000 $ 622,079
Seven Generations Charter School , Revenue , 2021 A , 4% , 5/01/51 ............ 2,385,000 1,756,946
Pennsylvania Turnpike Commission ,
Revenue , B-2 , Zero Cpn., 12/01/37 .................................... 20,000,000 18,884,800
Revenue , B-2 , Zero Cpn., 12/01/40 .................................... 25,075,000 23,119,233
Philadelphia Authority for Industrial Development , Evangelical Services for the Aging
Obligated Group , Revenue , A , Refunding , 5% , 7/01/49 ...................... 3,000,000 2,449,911
93,851,960
South Carolina 1.4%
County of Dorchester , Summers Corner Improvement District , Special Assessment ,
2023 , 5.5% , 10/01/51 ............................................... 2,110,000 2,016,927
d
Greenville Housing Authority , Revenue , 144A, 2023 B , 8.375% , 5/01/47 .......... 10,600,000 10,787,947
South Carolina Jobs-Economic Development Authority ,
d
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-1 , Zero Cpn., 6/01/37 14,400,000 11,070,330
d
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-2 , Zero Cpn., 6/01/52 25,550,000 18,188,708
d
FAH Pelham LLC , Revenue , 144A, 2023 B , II , 7.5% , 8/01/47 ................. 9,565,000 9,378,475
South Carolina Episcopal Home at Still Hopes Obligated Group , Revenue , 2017 , 5% ,
4/01/52 ........................................................ 1,750,000 1,462,986
South Carolina Episcopal Home at Still Hopes Obligated Group , Revenue , 2018 A ,
Refunding , 5% , 4/01/48 ............................................ 3,500,000 2,996,339
South Carolina Episcopal Home at Still Hopes Obligated Group , Revenue , 2018 A ,
Refunding , 5.25% , 4/01/53 ......................................... 11,000,000 9,524,442
65,426,154
South Dakota 0.2%
City of Sioux Falls ,
Dow Rummel Village , Revenue , 2016 , Refunding , 5% , 11/01/46 ............... 7,110,000 6,038,032
Dow Rummel Village , Revenue , 2017 , 5% , 11/01/42 ........................ 2,000,000 1,766,606
7,804,638
Tennessee 1.4%
d
Cleveland Housing Authority ,
Cleveland Forward Phase One LLC , Revenue , 144A, 2022 B , 6.25% , 4/01/41 .... 1,000,000 988,560
Cleveland Forward Phase Two LLC , Revenue , 144A, 2022 B , 6.25% , 4/01/41 .... 1,000,000 988,559
Johnson City Health & Educational Facilities Board ,
Ballad Health Obligated Group , Revenue , 2000 A , Refunding , NATL Insured , Zero
Cpn., 7/01/27 ................................................... 19,365,000 16,955,959
Ballad Health Obligated Group , Revenue , 2000 A , Refunding , NATL Insured , Zero
Cpn., 7/01/28 ................................................... 19,400,000 16,266,324
Ballad Health Obligated Group , Revenue , 2000 A , Refunding , NATL Insured , Zero
Cpn., 7/01/29 ................................................... 19,365,000 15,556,478
Ballad Health Obligated Group , Revenue , 2000 A , Refunding , NATL Insured , Zero
Cpn., 7/01/30 ................................................... 19,370,000 14,883,228
65,639,108
Texas 10.6%
Cedar Bayou Navigation District , Special Assessment , 2020 , 6% , 9/15/51 .........
7,500,000 6,081,126
Central Texas Regional Mobility Authority ,
Revenue , 2010 , Zero Cpn., 1/01/35 .................................... 3,000,000 1,928,695
Revenue , 2010 , Zero Cpn., 1/01/37 .................................... 2,500,000 1,436,958
Revenue , 2010 , Zero Cpn., 1/01/38 .................................... 2,405,000 1,305,267
Revenue , 2010 , Zero Cpn., 1/01/39 .................................... 2,545,000 1,295,888

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
d
City of Anna ,
Hurricane Creek Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2022 , 5.75% , 9/01/42 .............................. $ 972,000 $ 970,838
Hurricane Creek Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2022 , 6% , 9/01/52 ................................ 1,907,000 1,910,422
Sherley Tract Public Improvement District No. 2 Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.75% , 9/15/31 .............................. 300,000 262,686
Sherley Tract Public Improvement District No. 2 Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4% , 9/15/41 ................................ 867,000 740,772
Sherley Tract Public Improvement District No. 2 Major Improvement Area , Special
Assessment , 144A, 2021 , 4.5% , 9/15/31 ............................... 157,000 145,304
Sherley Tract Public Improvement District No. 2 Major Improvement Area , Special
Assessment , 144A, 2021 , 5% , 9/15/51 ................................ 503,000 464,101
Woods at Lindsey Place (The) Public Improvement District Area 1 , Special
Assessment , 144A, 2023 , 5.625% , 9/15/43 ............................. 751,000 750,234
Woods at Lindsey Place (The) Public Improvement District Area 1 , Special
Assessment , 144A, 2023 , 5.875% , 9/15/53 ............................. 1,075,000 1,080,961
d
City of Aubrey ,
Aubrey Public Improvement District No. 1 , Special Assessment , 144A, 2023 , 5.875% ,
9/01/43 ........................................................ 1,075,000 1,077,007
Aubrey Public Improvement District No. 1 , Special Assessment , 144A, 2023 , 6% ,
9/01/53 ........................................................ 1,600,000 1,604,645
Jackson Ridge Public Improvement District Phase No. 3B , Special Assessment ,
144A, 2022 , 5.25% , 9/01/32 ........................................ 852,000 854,448
Jackson Ridge Public Improvement District Phase No. 3B , Special Assessment ,
144A, 2022 , 6% , 9/01/45 ........................................... 1,803,000 1,826,246
d
City of Boyd ,
Public Improvement District No. 1 Improvement Area No. 1 , Special Assessment ,
144A, 2024 , 5.125% , 9/15/43 ....................................... 690,000 689,524
Public Improvement District No. 1 Improvement Area No. 1 , Special Assessment ,
144A, 2024 , 5.5% , 9/15/53 ......................................... 1,408,000 1,409,625
City of Celina ,
d
Special Assessment , 144A, 2024 , 5.5% , 9/01/44 .......................... 470,000 467,593
d
Special Assessment , 144A, 2024 , 5.75% , 9/01/54 ......................... 1,300,000 1,302,354
d
Chalk Hill Public Improvement District No. 2 , Special Assessment , 144A, 2023 ,
5.75% , 9/01/43 .................................................. 767,000 755,416
d
Chalk Hill Public Improvement District No. 2 , Special Assessment , 144A, 2023 , 6% ,
9/01/53 ........................................................ 1,764,000 1,749,814
d
Creeks of Legacy Public Improvement District Phase No. 3 , Special Assessment ,
144A, 2020 , 4.25% , 9/01/40 ........................................ 230,000 202,724
d
Cross Creek Meadows Public Improvement District Area No. 1 , Special Assessment ,
144A, 2023 , 4.5% , 9/01/30 ......................................... 586,000 571,726
d
Cross Creek Meadows Public Improvement District Area No. 1 , Special Assessment ,
144A, 2023 , 5.375% , 9/01/43 ....................................... 1,624,000 1,597,812
d
Cross Creek Meadows Public Improvement District Area No. 1 , Special Assessment ,
144A, 2023 , 5.5% , 9/01/53 ......................................... 1,741,000 1,701,676
d
Cross Creek Meadows Public Improvement District Major Improvement Area Project ,
Special Assessment , 144A, 2023 , 5% , 9/01/30 .......................... 431,000 421,103
d
Cross Creek Meadows Public Improvement District Major Improvement Area Project ,
Special Assessment , 144A, 2023 , 6.125% , 9/01/53 ....................... 1,549,000 1,548,150
d
Edgewood Creek Public Improvement District , Special Assessment , 144A, 2021 ,
4.75% , 9/01/31 .................................................. 195,000 186,283
d
Edgewood Creek Public Improvement District , Special Assessment , 144A, 2021 ,
5.25% , 9/01/41 .................................................. 370,000 357,218
d
Edgewood Creek Public Improvement District , Special Assessment , 144A, 2021 ,
5.5% , 9/01/50 ................................................... 500,000 486,959

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Celina, (continued)
d
Edgewood Creek Public Improvement District Phase No. 1 , Special Assessment ,
144A, 2021 , 4.25% , 9/01/41 ........................................ $ 500,000 $ 435,289
d
Hillside Village Public Improvement District , Special Assessment , 144A, 2022 , 2.75% ,
9/01/27 ........................................................ 245,000 219,221
d
Hillside Village Public Improvement District , Special Assessment , 144A, 2022 ,
3.125% , 9/01/32 ................................................. 231,000 189,420
d
Hillside Village Public Improvement District , Special Assessment , 144A, 2022 ,
3.375% , 9/01/42 ................................................. 866,000 638,626
d
Mosaic Public Improvement District Phase 1 , Special Assessment , 144A, 2023 ,
4.375% , 9/01/30 ................................................. 405,000 393,504
d
Mosaic Public Improvement District Phase 1 , Special Assessment , 144A, 2023 ,
5.125% , 9/01/43 ................................................. 1,225,000 1,166,410
d
Mosaic Public Improvement District Phase 1 , Special Assessment , 144A, 2023 ,
5.5% , 9/01/53 ................................................... 1,851,000 1,796,325
North Sky Public Improvement District Improvement Area No. 1 , Special Assessment ,
2023 , 4.375% , 9/01/30 ............................................ 440,000 429,358
North Sky Public Improvement District Improvement Area No. 1 , Special Assessment ,
2023 , 5.375% , 9/01/43 ............................................ 812,000 797,961
North Sky Public Improvement District Improvement Area No. 1 , Special Assessment ,
2023 , 5.625% , 9/01/52 ............................................ 1,005,000 995,717
d
North Sky Public Improvement District Major Improvement Area , Special Assessment ,
144A, 2023 , 4.875% , 9/01/30 ....................................... 228,000 223,159
d
North Sky Public Improvement District Major Improvement Area , Special Assessment ,
144A, 2023 , 6.125% , 9/01/52 ....................................... 999,000 987,586
d
Parks at Wilson Creek (The) Public Improvement District (The) Initial Major
Improvement Area , Special Assessment , 144A, 2021 , 3.5% , 9/01/26 .......... 245,000 235,991
d
Parks at Wilson Creek (The) Public Improvement District (The) Initial Major
Improvement Area , Special Assessment , 144A, 2021 , 4% , 9/01/31 ........... 473,000 438,387
d
Parks at Wilson Creek (The) Public Improvement District (The) Initial Major
Improvement Area , Special Assessment , 144A, 2021 , 4.25% , 9/01/41 ......... 2,015,000 1,770,703
d
Parks at Wilson Creek (The) Public Improvement District Phase No. 1 , Special
Assessment , 144A, 2021 , 2.75% , 9/01/26 .............................. 145,000 137,161
d
Parks at Wilson Creek (The) Public Improvement District Phase No. 1 , Special
Assessment , 144A, 2021 , 3.25% , 9/01/31 .............................. 150,000 132,729
d
Parks at Wilson Creek (The) Public Improvement District Phase No. 1 , Special
Assessment , 144A, 2021 , 3.5% , 9/01/41 ............................... 1,205,000 979,107
d
Pravin Public Improvement District , Special Assessment , 144A, 2023 , 6.5% , 9/01/43 1,500,000 1,483,393
d
Pravin Public Improvement District , Special Assessment , 144A, 2023 , 6.75% , 9/01/53 2,000,000 1,990,060
d
Sutton Fields East Public Improvement District Phase No. 1 , Special Assessment ,
144A, 2022 , 3.25% , 9/01/27 ........................................ 227,000 207,144
d
Sutton Fields East Public Improvement District Phase No. 1 , Special Assessment ,
144A, 2022 , 3.625% , 9/01/32 ....................................... 336,000 290,279
d
Sutton Fields East Public Improvement District Phase No. 1 , Special Assessment ,
144A, 2022 , 4% , 9/01/43 ........................................... 1,009,000 839,968
d
Sutton Fields East Public Improvement District Phase No. 1 , Special Assessment ,
144A, 2022 , 4.125% , 9/01/51 ....................................... 1,033,000 828,331
d
Sutton Fields II Public Improvement District Neighborhood Improvement Area No. 4 ,
Special Assessment , 144A, 2020 , 4.125% , 9/01/50 ....................... 1,791,000 1,446,271
d
Sutton Fields II Public Improvement District Neighborhood Improvement Area No. 5 ,
Special Assessment , 144A, 2022 , 2.875% , 9/01/27 ....................... 92,000 83,409
d
Sutton Fields II Public Improvement District Neighborhood Improvement Area No. 5 ,
Special Assessment , 144A, 2022 , 3.25% , 9/01/32 ........................ 250,000 210,535
d
Sutton Fields II Public Improvement District Neighborhood Improvement Area No. 5 ,
Special Assessment , 144A, 2022 , 3.5% , 9/01/42 ......................... 1,175,000 895,180
d
Ten Mile Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 4.75% , 9/01/30 .............................. 491,000 482,977

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Celina, (continued)
d
Ten Mile Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 5.5% , 9/01/42 ............................... $ 1,169,000 $ 1,160,945
d
Ten Mile Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 5.75% , 9/01/52 .............................. 1,494,000 1,494,865
d
Ten Mile Creek Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2023 , 5.5% , 9/01/30 ............................... 234,000 230,259
d
Ten Mile Creek Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2023 , 6.25% , 9/01/42 .............................. 801,000 795,759
d
Ten Mile Creek Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2023 , 6.5% , 9/01/52 ............................... 1,300,000 1,300,688
d
Wells North Public Improvement District , Special Assessment , 144A, 2020 , 3.75% ,
9/01/40 ........................................................ 425,000 347,262
d
Wells North Public Improvement District , Special Assessment , 144A, 2020 , 4% ,
9/01/50 ........................................................ 498,000 403,025
d
Wells South Public Improvement District , Special Assessment , 144A, 2020 , 3.125% ,
9/01/30 ........................................................ 150,000 134,565
d
Wells South Public Improvement District , Special Assessment , 144A, 2020 , 4% ,
9/01/40 ........................................................ 350,000 301,821
d
Wells South Public Improvement District , Special Assessment , 144A, 2020 , 4% ,
9/01/50 ........................................................ 965,000 768,303
d
Wells South Public Improvement District Neighborhood Improvement Area No. 4 ,
Special Assessment , 144A, 2021 , 3% , 9/01/31 .......................... 158,000 136,233
d
Wells South Public Improvement District Neighborhood Improvement Area No. 4 ,
Special Assessment , 144A, 2021 , 3.375% , 9/01/41 ....................... 379,000 298,516
d
Wells South Public Improvement District Neighborhood Improvement Area No. 5 ,
Special Assessment , 144A, 2022 , 5.5% , 9/01/42 ......................... 490,000 487,179
d
Wells South Public Improvement District Neighborhood Improvement Area No. 5 ,
Special Assessment , 144A, 2022 , 5.625% , 9/01/52 ....................... 1,314,000 1,298,223
d
City of Crandall ,
Cartwright Ranch Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4% , 9/15/31 ................................ 409,000 379,865
Cartwright Ranch Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4.75% , 9/15/31 .............................. 161,000 153,488
Cartwright Ranch Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 5% , 9/15/41 ................................ 1,144,000 1,081,147
Cartwright Ranch Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 5.25% , 9/15/51 .............................. 750,000 708,141
River Ridge Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 5.5% , 9/15/32 ............................... 528,000 538,557
River Ridge Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 6.125% , 9/15/52 ............................. 5,000,000 5,137,846
River Ridge Public Improvement District Single-Family Major Improvement Area ,
Special Assessment , 144A, 2022 , 6.125% , 9/15/32 ....................... 256,000 257,482
River Ridge Public Improvement District Single-Family Major Improvement Area ,
Special Assessment , 144A, 2022 , 6.75% , 9/15/52 ........................ 1,750,000 1,823,917
d
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue , 144A, 2022 B , Zero
Cpn., 12/01/62 .................................................... 173,445,000 12,368,554
d
City of Dayton ,
Westpointe Villages Public Improvement District Improvement Area No. 1 , Special
Assessment, Junior Lien , 144A, 2022 B , 5.75% , 9/01/52 ................... 1,444,000 1,341,357
Westpointe Villages Public Improvement District Improvement Area No. 1 , Special
Assessment, Senior Lien , 144A, 2022 A , 4.875% , 9/01/32 .................. 269,000 267,132
Westpointe Villages Public Improvement District Improvement Area No. 1 , Special
Assessment, Senior Lien , 144A, 2022 A , 5.125% , 9/01/42 .................. 764,000 745,827
Westpointe Villages Public Improvement District Improvement Area No. 2 , Special
Assessment, Junior Lien , 144A, 2024 B , 6.25% , 9/01/54 ................... 1,225,000 1,181,313

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
d
City of Dayton, (continued)
Westpointe Villages Public Improvement District Improvement Area No. 2 , Special
Assessment, Senior Lien , 144A, 2024 A , 5.375% , 9/01/44 .................. $ 608,000 $ 577,278
Westpointe Villages Public Improvement District Improvement Area No. 2 , Special
Assessment, Senior Lien , 144A, 2024 A , 5.75% , 9/01/54 ................... 866,000 831,135
d
City of Decatur , Vista Park Public Improvement District No. 1 Improvement Area No. 1 ,
Special Assessment , 144A, 2023 , 6.875% , 9/15/54 ......................... 2,160,000 2,182,460
d
City of DeSoto , Danieldale Homestead Public Improvement District Improvement Area
No. 1 , Special Assessment , 144A, 2023 , 5.5% , 9/15/50 ..................... 1,430,000 1,366,380
d
City of Dripping Springs ,
Heritage Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2023 , 4.5% , 9/01/30 ......................................... 395,000 385,172
Heritage Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2023 , 5.5% , 9/01/53 ......................................... 1,219,000 1,171,284
d
City of Elmendorf ,
Hickory Ridge Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.375% , 9/01/31 ............................. 398,000 345,465
Hickory Ridge Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.75% , 9/01/41 .............................. 1,205,000 943,568
Hickory Ridge Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4% , 9/01/51 ................................ 1,172,000 898,994
d
City of Fate ,
Monterra Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2021 , 2.75% , 8/15/26 ........................................ 300,000 281,041
Monterra Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2021 , 3.375% , 8/15/31 ....................................... 711,000 623,072
Monterra Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2021 , 3.75% , 8/15/41 ........................................ 1,871,000 1,514,930
Monterra Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2024 , 5.375% , 8/15/44 ....................................... 800,000 767,123
Monterra Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2024 , 5.75% , 8/15/54 ........................................ 1,350,000 1,308,425
Williamsburg East Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 3.375% , 8/15/30 ............................. 125,000 108,978
Williamsburg East Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 3.875% , 8/15/40 ............................. 691,000 560,167
Williamsburg East Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 4.125% , 8/15/50 ............................. 994,000 805,222
Williamsburg East Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2022 , 5.875% , 8/15/42 ............................. 1,617,000 1,595,089
Williamsburg East Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2022 , 6% , 8/15/52 ................................ 2,500,000 2,520,714
Williamsburg East Public Improvement District Major Improvement Area , Revenue ,
144A, 2020 , 4.125% , 8/15/30 ....................................... 591,000 543,587
Williamsburg East Public Improvement District Major Improvement Area , Revenue ,
144A, 2020 , 4.625% , 8/15/40 ....................................... 1,163,000 1,035,382
Williamsburg East Public Improvement District Major Improvement Area , Revenue ,
144A, 2020 , 4.875% , 8/15/50 ....................................... 1,772,000 1,562,922
Williamsburg Public Improvement District No. 1 , Special Assessment , 144A, 2022 ,
4.25% , 8/15/42 .................................................. 1,204,000 1,057,786
Williamsburg Public Improvement District No. 1 , Special Assessment , 144A, 2022 ,
4.375% , 8/15/52 ................................................. 1,100,000 932,028
Williamsburg Public Improvement District No. 1 Phase 3B , Special Assessment ,
144A, 2023 , 4.25% , 8/15/30 ........................................ 275,000 267,864
Williamsburg Public Improvement District No. 1 Phase 3B , Special Assessment ,
144A, 2023 , 5.125% , 8/15/43 ....................................... 357,000 345,349

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
d
City of Fate, (continued)
Williamsburg Public Improvement District No. 1 Phase 3B , Special Assessment ,
144A, 2023 , 5.375% , 8/15/53 ....................................... $ 1,287,000 $ 1,253,152
d
City of Ferris ,
Woodstone Public Improvement District No. 2 Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 3.375% , 9/01/32 ............................. 845,000 727,228
Woodstone Public Improvement District No. 2 Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 3.75% , 9/01/42 .............................. 1,259,000 964,185
d
City of Fort Worth ,
Public Improvement District No. 17 Major Improvement , Special Assessment , 144A,
2017 , 5% , 9/01/27 ................................................ 1,150,000 1,127,524
Public Improvement District No. 17 Major Improvement , Special Assessment , 144A,
2017 , 5% , 9/01/32 ................................................ 1,270,000 1,230,902
Public Improvement District No. 17 Major Improvement , Special Assessment , 144A,
2017 , 5.125% , 9/01/37 ............................................ 1,650,000 1,577,785
Public Improvement District No. 17 Roadway Improvement , Special Assessment ,
144A, 2018 , 5% , 9/01/27 ........................................... 965,000 946,699
Public Improvement District No. 17 Roadway Improvement , Special Assessment ,
144A, 2018 , 5% , 9/01/32 ........................................... 1,530,000 1,478,958
Public Improvement District No. 17 Roadway Improvement , Special Assessment ,
144A, 2018 , 5% , 9/01/37 ........................................... 1,975,000 1,860,400
d
City of Georgetown ,
Parks at Westhaven Public Improvement District , Special Assessment , 144A, 2022 ,
3.875% , 9/15/32 ................................................. 409,000 369,448
Parks at Westhaven Public Improvement District , Special Assessment , 144A, 2022 ,
4.125% , 9/15/42 ................................................. 1,060,000 916,124
Parks at Westhaven Public Improvement District , Special Assessment , 144A, 2022 ,
4.25% , 9/15/47 .................................................. 716,000 607,147
d
City of Haslet ,
Public Improvement District No. 5 Improvement Area No. 2 , Special Assessment ,
144A, 2021 , 2.625% , 9/01/26 ....................................... 191,000 177,441
Public Improvement District No. 5 Improvement Area No. 2 , Special Assessment ,
144A, 2021 , 3.25% , 9/01/31 ........................................ 150,000 127,018
Public Improvement District No. 5 Improvement Area No. 2 , Special Assessment ,
144A, 2021 , 3.625% , 9/01/41 ....................................... 1,271,000 979,963
City of Horseshoe Bay ,
Escondido Public Improvement District , Special Assessment , 2020 , Refunding , 3% ,
10/01/30 ....................................................... 500,000 436,679
Escondido Public Improvement District , Special Assessment , 2020 , Refunding ,
3.25% , 10/01/33 ................................................. 435,000 369,134
d
City of Hutto ,
Cottonwood Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 2.5% , 9/01/26 ............................... 138,000 128,597
Cottonwood Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.125% , 9/01/31 ............................. 260,000 226,429
Cottonwood Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.5% , 9/01/41 ............................... 1,038,000 811,412
Durango Farms Public Improvement District , Special Assessment , 144A, 2021 ,
2.75% , 9/01/26 .................................................. 171,000 160,011
Durango Farms Public Improvement District , Special Assessment , 144A, 2021 , 3.5% ,
9/01/31 ........................................................ 392,000 343,866
Durango Farms Public Improvement District , Special Assessment , 144A, 2021 ,
3.875% , 9/01/41 ................................................. 1,000,000 823,471
Durango Farms Public Improvement District , Special Assessment , 144A, 2021 , 4% ,
9/01/56 ........................................................ 3,479,000 2,742,793

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
d
City of Hutto, (continued)
Emory Crossing Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.25% , 9/01/31 .............................. $ 206,000 $ 178,386
Emory Crossing Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.625% , 9/01/41 ............................. 519,000 418,702
Emory Crossing Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4% , 9/01/56 ................................ 1,146,000 903,490
Emory Crossing Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2023 , 5.25% , 9/01/43 .............................. 859,000 858,802
Emory Crossing Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2023 , 5.625% , 9/01/58 ............................. 2,000,000 2,009,771
d
City of Justin ,
Timberbrook Public Improvement District No. 1 Improvement Area No. 2 , Special
Assessment , 144A, 2021 , 3% , 9/01/31 ................................ 475,000 419,822
Timberbrook Public Improvement District No. 1 Improvement Area No. 2 , Special
Assessment , 144A, 2021 , 3.375% , 9/01/41 ............................. 2,709,000 2,168,122
Timberbrook Public Improvement District No. 2 Area No. 1 , Special Assessment ,
144A, 2024 , 4.5% , 9/01/31 ......................................... 200,000 199,560
Timberbrook Public Improvement District No. 2 Area No. 1 , Special Assessment ,
144A, 2024 , 5.5% , 9/01/44 ......................................... 580,000 581,526
Timberbrook Public Improvement District No. 2 Area No. 1 , Special Assessment ,
144A, 2024 , 5.75% , 9/01/53 ........................................ 755,000 756,849
d
City of Kaufman ,
Public Improvement District No. 1 , Special Assessment , 144A, 2021 , 3.125% ,
9/15/31 ........................................................ 230,000 193,633
Public Improvement District No. 1 , Special Assessment , 144A, 2021 , 3.625% ,
9/15/41 ........................................................ 570,000 442,300
Public Improvement District No. 1 , Special Assessment , 144A, 2022 , 6% , 9/15/52 . 93,000 94,560
City of Kyle ,
d
6 Creeks Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2020 , 3.5% , 9/01/44 ......................................... 1,380,000 1,038,837
d
6 Creeks Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2020 , 3.125% , 9/01/30 ....................................... 400,000 353,545
d
6 Creeks Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2020 , 3.625% , 9/01/40 ....................................... 1,310,000 1,071,706
d
6 Creeks Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2021 , 2.75% , 9/01/26 ........................................ 125,000 119,948
d
6 Creeks Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2021 , 3.375% , 9/01/31 ....................................... 530,000 481,627
d
6 Creeks Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2021 , 3.75% , 9/01/41 ........................................ 1,428,000 1,206,581
d
6 Creeks Public Improvement District Improvement Area No. 4 , Special Assessment ,
144A, 2023 , 5.25% , 9/01/43 ........................................ 2,250,000 2,254,511
d
6 Creeks Public Improvement District Improvement Area No. 4 , Special Assessment ,
144A, 2023 , 5.5% , 9/01/47 ......................................... 1,396,000 1,400,526
Kyle 57 Public Improvement District , Special Assessment , 2022 , 4.75% , 9/01/32 .. 400,000 393,345
d
Limestone Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 4.75% , 9/01/33 .............................. 176,000 172,004
d
Limestone Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 5.5% , 9/01/43 ............................... 678,000 665,221
d
Limestone Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 5.75% , 9/01/53 .............................. 1,250,000 1,232,770
d
Limestone Creek Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2024 , 5.75% , 9/01/53 .............................. 1,113,000 1,091,547
d
Plum Creek North Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 3.875% , 9/01/32 ............................. 500,000 455,496

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Kyle, (continued)
d
Plum Creek North Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 4.125% , 9/01/41 ............................. $ 1,185,000 $ 1,039,386
d
Plum Creek North Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2022 , 4.625% , 9/01/41 ............................. 1,092,000 1,006,561
d
Porter Country Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 5.75% , 9/01/43 .............................. 1,229,000 1,202,136
d
Porter Country Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 6% , 9/01/53 ................................ 3,000,000 2,947,641
d
Southwest Kyle Public Improvement District No. 1 Improvement Area No. 2 , Special
Assessment , 144A, 2023 , 6.75% , 9/01/48 .............................. 1,400,000 1,451,851
City of Lago Vista ,
Tessera on Lake Travis Public Improvement District Improvement Area No. 1 , Special
Assessment , 2020 , Refunding , 3.125% , 9/01/30 ......................... 300,000 268,235
Tessera on Lake Travis Public Improvement District Improvement Area No. 1 , Special
Assessment , 2020 , Refunding , 3.75% , 9/01/42 .......................... 1,045,000 836,021
d
Tessera on Lake Travis Public Improvement District Improvement Area No. 3 , Special
Assessment , 144A, 2024 , 5.625% , 9/01/43 ............................. 563,000 547,718
d
Tessera on Lake Travis Public Improvement District Improvement Area No. 3 , Special
Assessment , 144A, 2024 , 6% , 9/01/54 ................................ 2,113,000 2,098,010
d
Tessera on Lake Travis Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2020 A , Refunding , 5.125% , 9/01/35 ................... 2,070,000 1,766,940
d
Tessera on Lake Travis Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2020 A , Refunding , 5.5% , 9/01/40 ..................... 2,715,000 2,242,895
d
City of Lavon ,
Elevon Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2022 , 3.5% , 9/15/27 ......................................... 500,000 472,594
Elevon Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2022 , 3.875% , 9/15/32 ....................................... 1,000,000 913,965
Elevon Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2022 , 4% , 9/15/42 ........................................... 2,259,000 1,965,150
Elevon Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2022 , 4.125% , 9/15/52 ....................................... 2,500,000 2,077,827
Elevon Public Improvement District Zone 1 Remainder Area , Special Assessment ,
144A, 2022 , 3.75% , 9/15/27 ........................................ 305,000 285,933
Elevon Public Improvement District Zone 1 Remainder Area , Special Assessment ,
144A, 2022 , 4.125% , 9/15/32 ....................................... 455,000 419,555
Elevon Public Improvement District Zone 1 Remainder Area , Special Assessment ,
144A, 2022 , 4.375% , 9/15/42 ....................................... 1,000,000 886,877
Lakepointe Public Improvement District , Special Assessment , 144A, 2022 , 6.125% ,
9/15/52 ........................................................ 1,500,000 1,504,060
City of Leander , Oak Creek Public Improvement District , Special Assessment , 2020 ,
Refunding , 3.25% , 9/01/32 ........................................... 530,000 460,045
d
City of Lewisville , Lakeside Crossing Public Improvement District , Special Assessment ,
144A, 2023 , 8% , 9/01/53 ............................................ 1,625,000 1,678,383
d
City of Liberty Hill ,
Butler Farms Public Improvement District , Special Assessment , 144A, 2022 , 2.625% ,
9/01/27 ........................................................ 361,000 336,266
Butler Farms Public Improvement District , Special Assessment , 144A, 2022 , 3.125% ,
9/01/32 ........................................................ 750,000 660,203
Butler Farms Public Improvement District , Special Assessment , 144A, 2022 , 3.375% ,
9/01/42 ........................................................ 1,771,000 1,373,640
Butler Farms Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2022 , 3.5% , 9/01/27 ............................... 225,000 210,353
Butler Farms Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2022 , 3.875% , 9/01/32 ............................. 275,000 244,037

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
d
City of Liberty Hill, (continued)
Butler Farms Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2022 , 4.125% , 9/01/42 ............................. $ 1,097,000 $ 914,597
Butler Farms Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2022 , 4.375% , 9/01/52 ............................. 1,705,000 1,389,480
Summerlyn West Public Improvement District , Special Assessment , 144A, 2020 ,
3.125% , 9/01/30 ................................................. 250,000 222,465
Summerlyn West Public Improvement District , Special Assessment , 144A, 2020 , 4% ,
9/01/40 ........................................................ 845,000 742,159
d
City of Manor ,
Manor Heights Public Improvement District Area No. 3 , Special Assessment , 144A,
2023 , 4.5% , 9/15/30 .............................................. 250,000 243,612
Manor Heights Public Improvement District Area No. 3 , Special Assessment , 144A,
2023 , 5.25% , 9/15/43 ............................................. 328,000 316,301
i
Manor Heights Public Improvement District Area No. 4 , Special Assessment , 144A,
2024 , 5.375% , 9/15/44 ............................................ 298,000 290,152
i
Manor Heights Public Improvement District Area No. 4 , Special Assessment , 144A,
2024 , 5.625% , 9/15/54 ............................................ 584,000 566,166
Manor Heights Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 3.125% , 9/15/26 ............................. 135,000 124,325
Manor Heights Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 3.125% , 9/15/31 ............................. 250,000 211,881
Manor Heights Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 3.75% , 9/15/31 .............................. 310,000 264,933
Manor Heights Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 3.5% , 9/15/41 ............................... 700,000 531,720
Manor Heights Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4.125% , 9/15/41 ............................. 830,000 699,922
Manor Heights Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4% , 9/15/51 ................................ 1,000,000 772,556
Manor Heights Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4.375% , 9/15/51 ............................. 1,225,000 981,071
d
City of Marble Falls ,
Thunder Rock Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.875% , 9/01/31 ............................. 350,000 313,743
Thunder Rock Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4.125% , 9/01/41 ............................. 1,000,000 868,869
Thunder Rock Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4.375% , 9/01/51 ............................. 1,470,000 1,239,180
Thunder Rock Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4.625% , 9/01/31 ............................. 150,000 136,896
Thunder Rock Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4.875% , 9/01/41 ............................. 450,000 396,321
Thunder Rock Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 5.125% , 9/01/51 ............................. 620,000 571,544
d
City of Mclendon-Chisholm ,
Sonoma Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2021 , 2.625% , 9/15/26 ....................................... 105,000 97,215
Sonoma Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2021 , 3.625% , 9/15/41 ....................................... 620,000 477,069
Sonoma Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2021 , 4% , 9/15/51 ........................................... 865,000 672,258
Sonoma Public Improvement District Improvement Area No. 4 , Special Assessment ,
144A, 2022 , 5.375% , 9/15/32 ....................................... 250,000 247,788
Sonoma Public Improvement District Improvement Area No. 4 , Special Assessment ,
144A, 2022 , 5.75% , 9/15/52 ........................................ 3,075,000 2,962,058

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
d
City of Mesquite ,
Solterra Public Improvement District Improvement Area No. A-1 , Special Assessment ,
144A, 2023 , 4.75% , 9/01/30 ........................................ $ 647,000 $ 631,358
Solterra Public Improvement District Improvement Area No. A-1 , Special Assessment ,
144A, 2023 , 5.5% , 9/01/43 ......................................... 3,021,000 2,943,346
Solterra Public Improvement District Improvement Area No. A-1 , Special Assessment ,
144A, 2023 , 5.75% , 9/01/53 ........................................ 4,965,000 4,889,725
Solterra Public Improvement District Improvement Area No. C-1 , Special
Assessment , 144A, 2023 , 5.375% , 9/01/43 ............................. 750,000 734,423
Solterra Public Improvement District Improvement Area No. C-1 , Special
Assessment , 144A, 2023 , 5.625% , 9/01/53 ............................. 1,210,000 1,190,573
Solterra Public Improvement District Improvement Area No. C-2 , Special
Assessment , 144A, 2023 , 5.625% , 9/01/53 ............................. 1,017,000 995,030
d
City of Midlothian ,
Redden Farms Public Improvement District , Special Assessment , 144A, 2021 , 3.5% ,
9/15/31 ........................................................ 410,000 358,854
Redden Farms Public Improvement District , Special Assessment , 144A, 2021 ,
3.875% , 9/15/41 ................................................. 1,105,000 892,641
Redden Farms Public Improvement District , Special Assessment , 144A, 2021 ,
4.125% , 9/15/51 ................................................. 1,635,000 1,302,940
Redden Farms Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4.125% , 9/15/31 ............................. 230,000 215,342
Redden Farms Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4.5% , 9/15/41 ............................... 420,000 378,028
Westside Preserve Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 4.75% , 9/15/32 .............................. 625,000 601,008
Westside Preserve Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 5.25% , 9/15/42 .............................. 1,516,000 1,437,024
Westside Preserve Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 5.375% , 9/15/52 ............................. 2,509,000 2,387,746
Westside Preserve Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2022 , 5.5% , 9/15/32 ............................... 309,000 299,428
Westside Preserve Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2022 , 6% , 9/15/42 ................................ 750,000 740,741
Westside Preserve Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2022 , 6.125% , 9/15/52 ............................. 1,410,000 1,410,187
d
City of Mustang Ridge ,
Durango Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2023 , 6.125% , 9/01/43 ....................................... 515,000 519,244
Durango Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2023 , 6.375% , 9/01/53 ....................................... 498,000 504,174
d
City of New Braunfels ,
Solms Landing Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 3.625% , 9/01/26 ............................. 141,000 133,616
Solms Landing Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4.25% , 9/01/31 .............................. 320,000 291,590
Solms Landing Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4.5% , 9/01/41 ............................... 882,000 756,845
Solms Landing Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2021 , 4.75% , 9/01/51 .............................. 1,454,000 1,231,666
d
City of Oak Point ,
Oak Point Public Improvement District No. 2 , Special Assessment , 144A, 2020 ,
3.25% , 9/01/30 .................................................. 300,000 263,909
Oak Point Public Improvement District No. 2 , Special Assessment , 144A, 2020 ,
3.75% , 9/01/40 .................................................. 1,170,000 963,798

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
d
City of Oak Point, (continued)
Oak Point Public Improvement District No. 2 , Special Assessment , 144A, 2020 , 4% ,
9/01/50 ........................................................ $ 1,060,000 $ 843,939
Wildridge Public Improvement District No. 1 Improvement Area No. 4 , Special
Assessment , 144A, 2021 , 2.75% , 9/01/31 .............................. 160,000 134,704
Wildridge Public Improvement District No. 1 Improvement Area No. 4 , Special
Assessment , 144A, 2021 , 3.125% , 9/01/41 ............................. 643,000 472,657
Wildridge Public Improvement District No. 1 Improvement Area No. 4 , Special
Assessment , 144A, 2021 , 4% , 9/01/51 ................................ 987,000 783,565
d
City of Pilot Point ,
Creekview Public Improvement District Zone A Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 5.25% , 9/15/32 .............................. 200,000 198,157
Creekview Public Improvement District Zone A Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 5.5% , 9/15/42 ............................... 800,000 779,945
Creekview Public Improvement District Zone A Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 5.625% , 9/15/52 ............................. 1,450,000 1,420,480
Creekview Public Improvement District Zone A Remainder Area , Special Assessment ,
144A, 2022 , 5.75% , 9/15/32 ........................................ 200,000 197,803
Creekview Public Improvement District Zone A Remainder Area , Special Assessment ,
144A, 2022 , 6.125% , 9/15/52 ....................................... 2,078,000 2,098,422
Creekview Public Improvement District Zone B Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 5.25% , 9/15/32 .............................. 300,000 297,236
Creekview Public Improvement District Zone B Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 5.5% , 9/15/42 ............................... 750,000 731,199
Creekview Public Improvement District Zone B Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 5.625% , 9/15/52 ............................. 1,303,000 1,276,473
Mobberly Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2022 , 5.125% , 9/15/32 ....................................... 500,000 494,217
Mobberly Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2022 , 5.5% , 9/15/48 ......................................... 4,026,000 3,958,612
Mobberly Public Improvement District Improvement Area No. 1B , Special
Assessment , 144A, 2023 , 5.625% , 9/15/48 ............................. 926,000 926,806
Mobberly Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2022 , 5.625% , 9/15/32 ....................................... 810,000 811,108
Mobberly Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2022 , 6% , 9/15/52 ........................................... 4,001,000 4,034,006
Mobberly Public Improvement District Major Improvement Area , Special Assessment ,
144A, 2022 , 6.5% , 9/15/52 ......................................... 1,600,000 1,625,243
d
City of Plano ,
Collin Creek East Public Improvement District , Special Assessment , 144A, 2021 ,
4.375% , 9/15/51 ................................................. 7,750,000 6,127,062
Collin Creek West Public Improvement District , Special Assessment , 144A, 2021 ,
4% , 9/15/51 .................................................... 2,277,000 1,788,264
Haggard Farm Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 7.5% , 9/15/53 ............................... 1,000,000 1,042,641
Haggard Farm Public Improvement District Major Improvement Area Project , Special
Assessment , 144A, 2023 , 8.25% , 9/15/43 .............................. 1,250,000 1,296,202
Haggard Farm Public Improvement District Major Improvement Area Project , Special
Assessment , 144A, 2023 , 8.5% , 9/15/53 ............................... 2,193,000 2,282,530
d
City of Princeton ,
Arcadia Farms Public Improvement District , Special Assessment , 144A, 2020 ,
2.875% , 9/01/25 ................................................. 54,000 52,325
Arcadia Farms Public Improvement District , Special Assessment , 144A, 2020 ,
3.375% , 9/01/30 ................................................. 180,000 159,840
Arcadia Farms Public Improvement District , Special Assessment , 144A, 2020 ,
3.875% , 9/01/40 ................................................. 650,000 534,345

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
d
City of Princeton, (continued)
Arcadia Farms Public Improvement District , Special Assessment , 144A, 2020 ,
4.125% , 9/01/50 ................................................. $ 930,000 $ 753,202
Arcadia Farms Public Improvement District , Special Assessment , 144A, 2022 , 3.75% ,
9/01/27 ........................................................ 180,000 171,415
Arcadia Farms Public Improvement District , Special Assessment , 144A, 2022 , 4% ,
9/01/32 ........................................................ 280,000 262,198
Arcadia Farms Public Improvement District , Special Assessment , 144A, 2022 ,
4.375% , 9/01/52 ................................................. 1,139,000 940,662
Brookside Public Improvement District , Special Assessment , 144A, 2021 , 2.5% ,
9/01/26 ........................................................ 60,000 55,598
Brookside Public Improvement District , Special Assessment , 144A, 2021 , 3% ,
9/01/31 ........................................................ 126,000 107,400
Brookside Public Improvement District , Special Assessment , 144A, 2021 , 3.375% ,
9/01/41 ........................................................ 325,000 245,168
Brookside Public Improvement District , Special Assessment , 144A, 2021 , 4% ,
9/01/51 ........................................................ 431,000 340,113
Eastridge Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2022 , 4.75% , 9/01/32 ........................................ 382,000 374,382
Eastridge Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2022 , 5.125% , 9/01/42 ....................................... 850,000 808,833
Eastridge Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2023 , 5.25% , 9/01/43 ........................................ 1,155,000 1,124,725
Eastridge Public Improvement District Improvement Area No. 2 , Special Assessment ,
144A, 2023 , 5.5% , 9/01/53 ......................................... 1,220,000 1,185,652
Sicily Public Improvement District Major improvement Area No. 1 , Special
Assessment , 144A, 2023 , 7% , 9/01/43 ................................ 1,000,000 1,001,788
Sicily Public Improvement District Major improvement Area No. 1 , Special
Assessment , 144A, 2023 , 7% , 9/01/53 ................................ 2,000,000 1,985,373
Sicily Public Improvement District Major improvement Area No. 1 , Special
Assessment , 144A, 2023 , 7.875% , 9/01/53 ............................. 1,000,000 1,006,111
Southridge Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 6.25% , 9/01/43 .............................. 1,355,000 1,383,181
Southridge Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 6.375% , 9/01/53 ............................. 1,380,000 1,407,596
Whitewing Trails Public Improvement District No. 2 Phase 2 , Special Assessment ,
144A, 2023 , 4.25% , 9/01/30 ........................................ 250,000 239,682
Whitewing Trails Public Improvement District No. 2 Phase 2 , Special Assessment ,
144A, 2023 , 5.375% , 9/01/53 ....................................... 2,041,000 1,961,450
Winchester Public Improvement District , Special Assessment , 144A, 2020 , 3.25% ,
9/01/30 ........................................................ 200,000 175,809
Winchester Public Improvement District , Special Assessment , 144A, 2020 , 3.75% ,
9/01/40 ........................................................ 470,000 378,888
Winchester Public Improvement District , Special Assessment , 144A, 2020 , 4% ,
9/01/50 ........................................................ 675,000 533,457
Winchester Public Improvement District , Special Assessment , 144A, 2021 , 2.875% ,
9/01/31 ........................................................ 110,000 92,814
Winchester Public Improvement District , Special Assessment , 144A, 2021 , 3.25% ,
9/01/41 ........................................................ 518,000 379,554
Winchester Public Improvement District , Special Assessment , 144A, 2021 , 4% ,
9/01/51 ........................................................ 616,000 484,643
Winchester Public Improvement District No. 2 , Special Assessment , 144A, 2022 ,
4.75% , 9/01/32 .................................................. 461,000 451,806
Winchester Public Improvement District No. 2 , Special Assessment , 144A, 2022 ,
5.125% , 9/01/42 ................................................. 1,011,000 964,265
Winchester Public Improvement District No. 2 , Special Assessment , 144A, 2022 ,
5.25% , 9/01/52 .................................................. 2,220,000 2,095,084

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
d
City of Red Oak ,
Red Oak Public Improvement District No. 1 Improvement Area 1 , Special
Assessment , 144A, 2021 , 2.625% , 9/15/26 ............................. $ 145,000 $ 134,249
Red Oak Public Improvement District No. 1 Improvement Area 1 , Special
Assessment , 144A, 2021 , 3.125% , 9/15/31 ............................. 354,000 297,530
Red Oak Public Improvement District No. 1 Improvement Area 1 , Special
Assessment , 144A, 2021 , 3.375% , 9/15/41 ............................. 500,000 380,422
d
City of Rowlett ,
Trails at Cottonwood Creek Public Improvement District Major Improvement Area ,
Special Assessment , 144A, 2021 , 3.75% , 9/15/31 ........................ 300,000 272,427
Trails at Cottonwood Creek Public Improvement District Major Improvement Area ,
Special Assessment , 144A, 2021 , 4.125% , 9/15/41 ....................... 600,000 508,942
Trails at Cottonwood Creek Public Improvement District Major Improvement Area ,
Special Assessment , 144A, 2021 , 4.25% , 9/15/51 ........................ 1,000,000 795,414
Trails at Cottonwood Creek Public Improvement District Neighborhood Improvement
Area No. 1 , Special Assessment , 144A, 2021 , 3.125% , 9/15/31 .............. 200,000 183,827
Trails at Cottonwood Creek Public Improvement District Neighborhood Improvement
Area No. 1 , Special Assessment , 144A, 2021 , 3.75% , 9/15/41 ............... 820,000 690,803
d
City of Royse City ,
Creekshaw Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 3.625% , 9/15/30 ............................. 225,000 200,300
Creekshaw Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 4.125% , 9/15/40 ............................. 590,000 511,244
Creekshaw Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 4.375% , 9/15/50 ............................. 715,000 601,893
Creekshaw Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2022 , 5.875% , 9/15/42 ............................. 589,000 585,868
Creekshaw Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2022 , 6% , 9/15/52 ................................ 1,267,000 1,277,452
Creekshaw Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2020 , 4.375% , 9/15/30 ............................. 210,000 197,924
Creekshaw Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2020 , 4.875% , 9/15/40 ............................. 375,000 346,025
Creekshaw Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2020 , 5.125% , 9/15/50 ............................. 575,000 530,757
Creekside Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2020 , 3.375% , 9/15/30 ....................................... 450,000 404,474
Creekside Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2020 , 3.875% , 9/15/40 ....................................... 1,190,000 997,973
Creekside Public Improvement District Improvement Area No. 1 , Special Assessment ,
144A, 2020 , 4.125% , 9/15/50 ....................................... 1,780,000 1,439,204
Liberty Crossing Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2023 , 6.375% , 9/15/53 ............................. 1,107,000 1,129,190
Waterscape Public Improvement District Area No. 4 , Special Assessment , 144A,
2024 , 5.875% , 9/15/54 ............................................ 1,000,000 997,706
Waterscape Public Improvement District Improvement Area No. 2 , Special
Assessment , 144A, 2019 , 4.75% , 9/15/49 .............................. 1,495,000 1,349,761
d
City of Sachse ,
Sachse Public Improvement District No. 1 , Special Assessment , 144A, 2022 , 7% ,
9/15/52 ........................................................ 750,000 765,397
Sachse Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 3.25% , 9/15/30 .............................. 405,000 356,043
Sachse Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 3.75% , 9/15/40 .............................. 1,070,000 872,558
Sachse Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 144A, 2020 , 4% , 9/15/50 ................................ 1,485,000 1,197,963

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
d
City of Sachse, (continued)
Sachse Public Improvement District No. 1 Improvement Area No. 1 , Special
Assessment , 144A, 2022 , 6% , 9/15/50 ................................ $ 200,000 $ 202,814
Sachse Public Improvement District No. 1 Major Improvement Area , Special
Assessment , 144A, 2020 , 5.375% , 9/15/40 ............................. 1,800,000 1,741,285
Sachse Public Improvement District No. 1 Major Improvement Area , Special
Assessment , 144A, 2020 , 5.625% , 9/15/50 ............................. 2,235,000 2,101,542
City of San Marcos ,
d
Trace Public Improvement District , Special Assessment , 144A, 2024 , 6% , 9/01/48 . 1,295,000 1,258,567
Whisper Public Improvement District , Special Assessment , 2020 , 4.375% , 9/01/25 . 160,000 159,293
Whisper Public Improvement District , Special Assessment , 2020 , 4.875% , 9/01/30 . 305,000 297,733
Whisper Public Improvement District , Special Assessment , 2020 , 5.375% , 9/01/40 . 1,300,000 1,293,447
Whisper Public Improvement District , Special Assessment , 2020 , 5.625% , 9/01/50 . 1,300,000 1,284,604
d
Whisper South Public Improvement District , Special Assessment , 144A, 2022 ,
3.75% , 9/01/27 .................................................. 300,000 286,416
d
Whisper South Public Improvement District , Special Assessment , 144A, 2022 , 4% ,
9/01/32 ........................................................ 425,000 396,338
d
Whisper South Public Improvement District , Special Assessment , 144A, 2022 , 4.5% ,
9/01/51 ........................................................ 1,621,000 1,366,743
d
City of Santa Fe ,
Mulberry Farms Public Improvement District , Special Assessment , 144A, 2022 ,
4.875% , 9/01/42 ................................................. 508,000 470,042
Mulberry Farms Public Improvement District , Special Assessment , 144A, 2022 , 5% ,
9/01/52 ........................................................ 858,000 781,880
d
City of Sinton ,
Somerset Public Improvement District No. 1 , Special Assessment , 144A, 2022 ,
4.375% , 9/01/27 ................................................. 381,000 365,828
Somerset Public Improvement District No. 1 , Special Assessment , 144A, 2022 ,
4.75% , 9/01/32 .................................................. 660,000 620,909
Somerset Public Improvement District No. 1 , Special Assessment , 144A, 2022 ,
5.125% , 9/01/42 ................................................. 1,000,000 939,556
Somerset Public Improvement District No. 1 , Special Assessment , 144A, 2022 ,
5.25% , 9/01/51 .................................................. 1,250,000 1,160,773
d
City of Tomball ,
Raburn Reserve Public Improvement District Area No. 2 , Special Assessment , 144A,
2023 , 5.75% , 9/15/52 ............................................. 1,000,000 1,000,420
Raburn Reserve Public Improvement District Area No. 3 , Special Assessment , 144A,
2023 , 6% , 9/15/53 ................................................ 1,307,000 1,324,592
Raburn Reserve Public Improvement District improvement Area No. 1 , Special
Assessment , 144A, 2020 , 3.375% , 9/15/30 ............................. 285,000 256,592
d
City of Uhland , Watermill Public Improvement District , Special Assessment , 144A,
2022 , 6.625% , 9/01/52 .............................................. 3,000,000 3,112,212
d
City of Venus ,
Brahman Ranch Public Improvement District No. 1 , Special Assessment , 144A, 2022 ,
6.25% , 9/15/42 .................................................. 1,000,000 992,136
Brahman Ranch Public Improvement District No. 1 , Special Assessment , 144A, 2022 ,
6.5% , 9/15/52 ................................................... 1,009,000 1,013,279
Patriot Estates Public Improvement District , Special Assessment , 144A, 2021 ,
2.625% , 9/15/26 ................................................. 120,000 111,490
Patriot Estates Public Improvement District , Special Assessment , 144A, 2021 ,
3.125% , 9/15/31 ................................................. 171,000 146,712
Patriot Estates Public Improvement District , Special Assessment , 144A, 2021 ,
3.375% , 9/15/41 ................................................. 1,005,000 772,067
Patriot Estates Public Improvement District , Special Assessment , 144A, 2021 , 4% ,
9/15/51 ........................................................ 1,832,000 1,476,145

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
d
City of Waxahachie ,
North Grove Public Improvement District , Special Assessment , 144A, 2022 , 5.125% ,
8/15/32 ........................................................ $ 302,000 $ 299,941
North Grove Public Improvement District , Special Assessment , 144A, 2022 , 5.5% ,
8/15/52 ........................................................ 2,395,000 2,344,531
d
Club Municipal Management District No. 1 ,
Improvement Area No. 2 , Special Assessment , 144A, 2021 , 2.5% , 9/01/26 ....... 129,000 119,760
Improvement Area No. 2 , Special Assessment , 144A, 2021 , 3% , 9/01/31 ........ 271,000 229,449
Improvement Area No. 2 , Special Assessment , 144A, 2021 , 3.25% , 9/01/41 ...... 1,006,000 751,929
d
Conroe Local Government Corp. , Conroe Convention Center Hotel , Revenue, Second
Lien , 144A, 2021 B , 3.5% , 10/01/31 .................................... 450,000 359,022
d
County of Hays ,
La Cima Public Improvement District , Special Assessment , 144A, 2020 , 3.25% ,
9/15/30 ........................................................ 100,000 86,292
La Cima Public Improvement District , Special Assessment , 144A, 2020 , 3.75% ,
9/15/40 ........................................................ 800,000 635,923
La Cima Public Improvement District Neighborhood Improvement Area No. 3 , Special
Assessment , 144A, 2022 , 5.75% , 9/15/52 .............................. 3,375,000 3,364,758
d
County of Medina ,
i
Haby Farms Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2024 , 5.875% , 9/01/54 ............................. 1,135,000 1,115,098
Woodlands Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 4.875% , 9/01/31 ............................. 815,000 748,854
Woodlands Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 5.25% , 9/01/41 .............................. 780,000 714,207
Woodlands Public Improvement District Major Improvement Area , Special
Assessment , 144A, 2021 , 5.5% , 9/01/50 ............................... 1,160,000 1,071,930
Woodlands Public Improvement District Neighborhood Improvement Area No. 1 ,
Special Assessment , 144A, 2021 , 3.5% , 9/01/26 ......................... 125,000 117,930
Woodlands Public Improvement District Neighborhood Improvement Area No. 1 ,
Special Assessment , 144A, 2021 , 4.125% , 9/01/31 ....................... 400,000 370,062
Woodlands Public Improvement District Neighborhood Improvement Area No. 1 ,
Special Assessment , 144A, 2021 , 4.5% , 9/01/41 ......................... 1,085,000 965,784
Grand Parkway Transportation Corp. , Revenue , 2013 B , 5.8% , 10/01/45 ..........
10,000,000 10,746,991
Harris County Cultural Education Facilities Finance Corp. , Brazos Presbyterian Homes
Obligated Group , Revenue , 2016 , Refunding , 5% , 1/01/48 ................... 5,000,000 4,283,408
d
Joshua Farms Municipal Management District No. 1 ,
Special Assessment , 144A, 2023 , 4.375% , 9/01/30 ......................... 395,000 385,654
Special Assessment , 144A, 2023 , 5.5% , 9/01/53 .......................... 3,393,000 3,311,625
f
Mesquite Health Facilities Development Corp. ,
Christian Care Centers, Inc. Obligated Group , Revenue , 2014 , Refunding , 5% ,
2/15/36 ........................................................ 1,000,000 3,384
Christian Care Centers, Inc. Obligated Group , Revenue , 2014 , Refunding , 5.125% ,
2/15/42 ........................................................ 3,750,000 12,690
Christian Care Centers, Inc. Obligated Group , Revenue , 2016 , Refunding , 5% ,
2/15/35 ........................................................ 5,175,000 17,512
New Hope Cultural Education Facilities Finance Corp. ,
f
Cardinal Bay, Inc. , Revenue , D , 6% , 7/01/26 ............................. 110,000 7,150
f
Cardinal Bay, Inc. , Revenue , D , 7% , 7/01/51 ............................. 5,110,000 332,150
CHF-Collegiate Housing College Station I LLC , Revenue , 2014 A , 5% , 4/01/46 .... 1,500,000 1,463,823
Longhorn Village Obligated Group , Revenue , 2017 , Refunding , 5% , 1/01/42 ...... 5,000,000 4,583,186
Longhorn Village Obligated Group , Revenue , 2017 , Refunding , 5% , 1/01/47 ...... 4,595,000 4,077,207
Morningside Ministries Obligated Group , Revenue , 2020 A , 5% , 1/01/55 ......... 4,100,000 3,137,907
NCCD-College Station Properties LLC , Revenue , A , 5% , 7/01/47 .............. 30,000,000 28,537,500
Presbyterian Village North Obligated Group , Revenue , 2018 , Refunding , 5% ,
10/01/39 ....................................................... 2,750,000 2,476,641

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
New Hope Cultural Education Facilities Finance Corp., (continued)
Presbyterian Village North Obligated Group , Revenue , 2018 , Refunding , 5.25% ,
10/01/49 ....................................................... $ 12,600,000 $ 10,850,123
Presbyterian Village North Obligated Group , Revenue , 2020 A , 5.25% , 10/01/55 ... 2,500,000 2,092,488
Quality Senior Housing Foundation of East Texas, Inc. , Revenue , 2019 A-1 , 5% ,
12/01/39 ....................................................... 425,000 410,332
Quality Senior Housing Foundation of East Texas, Inc. , Revenue , 2019 A-1 , 5% ,
12/01/49 ....................................................... 1,180,000 1,060,905
Quality Senior Housing Foundation of East Texas, Inc. , Revenue, Second Tier , 2019
B , 5.5% , 12/01/54 ................................................ 15,270,000 14,493,029
Quality Senior Housing Foundation of East Texas, Inc. , Revenue, Third Tier , 2019 C ,
6% , 12/01/54 ................................................... 6,295,000 6,024,029
Wesleyan Homes Obligated Group , Revenue , 2014 , 5.5% , 1/01/43 ............ 3,200,000 2,767,699
Wesleyan Homes Obligated Group , Revenue , 2014 , 5.5% , 1/01/49 ............ 1,000,000 821,129
Wesleyan Homes Obligated Group , Revenue , 2019 , Refunding , 5% , 1/01/50 ..... 1,180,000 882,835
Wesleyan Homes Obligated Group , Revenue , 2019 , Refunding , 5% , 1/01/55 ..... 4,400,000 3,201,491
d
North Parkway Municipal Management District No. 1 ,
Special Assessment , 144A, 2021 , 3.625% , 9/15/26 ......................... 1,000,000 967,411
Special Assessment , 144A, 2021 , 4.75% , 9/15/41 ......................... 5,000,000 4,720,215
Special Assessment , 144A, 2021 , 5% , 9/15/51 ............................ 4,250,000 3,989,356
City of Celina Legacy Hills Public Improvement District , Special Assessment , 144A,
2021 , 3.625% , 9/15/31 ............................................ 250,000 223,689
City of Celina Legacy Hills Public Improvement District , Special Assessment , 144A,
2021 , 4% , 9/15/41 ................................................ 1,000,000 869,814
North Texas Tollway Authority ,
Special Projects System , Revenue , 2011 B , Pre-Refunded , Zero Cpn., 9/01/37 .... 7,500,000 3,659,566
Special Projects System , Revenue , 2011 C , Pre-Refunded , 7% , 9/01/43 ......... 10,000,000 12,000,226
d
Northwood Municipal Utility District No. 1 ,
GO , 144A, 2020 , Refunding , 3.5% , 8/01/25 .............................. 585,000 572,522
GO , 144A, 2020 , Refunding , 4% , 8/01/31 ................................ 1,070,000 1,032,145
d
Pecan Public Facility Corp. , Revenue , 144A, 2022 B , 6% , 12/01/52 .............. 5,075,000 4,055,445
f
Red River Health Facilities Development Corp. , Eden Home, Inc. Obligated Group ,
Revenue , 2012 , 7.25% , 12/15/42 ...................................... 11,000,000 6,600,000
South Manvel Development Authority ,
City of Manvel Tax Increment Reinvestment Zone No. 3 , Tax Allocation , 2023 , 5% ,
4/01/38 ........................................................ 500,000 486,731
City of Manvel Tax Increment Reinvestment Zone No. 3 , Tax Allocation , 2023 , 5% ,
4/01/43 ........................................................ 1,355,000 1,274,270
City of Manvel Tax Increment Reinvestment Zone No. 3 , Tax Allocation , 2023 , 5.25% ,
4/01/50 ........................................................ 1,395,000 1,327,555
d
Town of Flower Mound ,
River Walk Public Improvement District No. 1 , Special Assessment , 144A, 2021 ,
Refunding , 2.625% , 9/01/26 ........................................ 525,000 493,556
River Walk Public Improvement District No. 1 , Special Assessment , 144A, 2021 ,
Refunding , 3.25% , 9/01/31 ......................................... 750,000 665,426
River Walk Public Improvement District No. 1 , Special Assessment , 144A, 2021 ,
Refunding , 3.5% , 9/01/36 .......................................... 800,000 681,301
River Walk Public Improvement District No. 1 , Special Assessment , 144A, 2021 ,
Refunding , 4% , 9/01/43 ............................................ 2,450,000 2,016,537
d
Town of Lakewood Village ,
Public Improvement District No. 1 , Special Assessment , 144A, 2022 , 4.75% , 9/15/32 445,000 427,342
Public Improvement District No. 1 , Special Assessment , 144A, 2022 , 5.25% , 9/15/42 1,400,000 1,325,548
Public Improvement District No. 1 , Special Assessment , 144A, 2022 , 5.375% ,
9/15/52 ........................................................ 2,400,000 2,274,375

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
d
Town of Little Elm ,
Spiritas East Public Improvement District , Special Assessment , 144A, 2022 , 3.25% ,
9/01/27 ........................................................ $ 139,000 $ 128,818
Spiritas East Public Improvement District , Special Assessment , 144A, 2022 , 3.5% ,
9/01/32 ........................................................ 205,000 175,283
Spiritas East Public Improvement District , Special Assessment , 144A, 2022 , 3.75% ,
9/01/42 ........................................................ 529,000 410,412
Spiritas East Public Improvement District , Special Assessment , 144A, 2022 , 4% ,
9/01/51 ........................................................ 509,000 399,261
Valencia Public Improvement District No. 2 , Special Assessment , 144A, 2022 ,
6.125% , 9/01/32 ................................................. 712,000 728,375
Valencia Public Improvement District No. 2 , Special Assessment , 144A, 2022 ,
6.875% , 9/01/52 ................................................. 2,700,000 2,799,978
d
Travis County Development Authority ,
Bella Fortuna Public Improvement District , Special Assessment , 144A, 2024 , 5.375% ,
9/01/44 ........................................................ 843,000 818,968
Bella Fortuna Public Improvement District , Special Assessment , 144A, 2024 , 5.625% ,
9/01/51 ........................................................ 750,000 730,828
County of Travis Turner's Crossing Public Improvement District Improvement Area
No. 1 , Special Assessment , 144A, 2022 , 4.75% , 9/01/32 ................... 302,000 295,181
County of Travis Turner's Crossing Public Improvement District Improvement Area
No. 1 , Special Assessment , 144A, 2022 , 5.375% , 9/01/42 .................. 868,000 845,800
County of Travis Turner's Crossing Public Improvement District Improvement Area
No. 1 , Special Assessment , 144A, 2022 , 5.5% , 9/01/52 .................... 1,244,000 1,172,539
Viridian Municipal Management District ,
Viridian Public Improvement District , Special Assessment , 2020 , 2.875% , 12/01/30 . 258,000 218,209
Viridian Public Improvement District , Special Assessment , 2020 , 3.125% , 12/01/35 . 415,000 331,106
Viridian Public Improvement District , Special Assessment , 2020 , 3.375% , 12/01/40 . 486,000 370,488
Viridian Public Improvement District , Special Assessment , 2020 , 3.5% , 12/01/47 .. 835,000 606,473
506,563,310
Utah 0.5%
Military Installation Development Authority ,
Military Recreation Assessment Area , Revenue , 2021 A-1 , 4% , 6/01/52 ......... 3,000,000 2,238,173
Military Recreation Assessment Area , Revenue , 2021 A-2 , 4% , 6/01/36 ......... 2,250,000 1,933,523
Military Recreation Assessment Area , Revenue , 2021 A-2 , 4% , 6/01/41 ......... 5,000,000 4,116,276
Military Recreation Assessment Area , Revenue , 2021 A-2 , 4% , 6/01/52 ......... 21,745,000 16,223,027
d
Utah Charter School Finance Authority ,
Mountain West Montessori Academy, Inc. , Revenue , 144A, 2020 A , 5% , 6/15/39 .. 475,000 447,664
Mountain West Montessori Academy, Inc. , Revenue , 144A, 2020 A , 5% , 6/15/49 .. 825,000 723,613
25,682,276
Virginia 0.4%
Henrico County Economic Development Authority ,
Virginia United Methodist Homes, Inc. Obligated Group , Revenue , 2019 A , 5% ,
6/01/44 ........................................................ 3,550,000 3,271,640
Virginia United Methodist Homes, Inc. Obligated Group , Revenue , 2019 A , 5% ,
6/01/49 ........................................................ 4,065,000 3,673,283
d
Virginia Small Business Financing Authority , P3 VB Holdings LLC , Revenue, Senior
Lien , 144A, 2023 A , 8.5% , 12/01/52 .................................... 11,000,000 10,646,010
17,590,933

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington 1.3%
Jefferson County Public Hospital District No. 2 , Revenue , 2023 A , Refunding , 6.875% ,
12/01/53 ........................................................ $ 10,000,000 $ 9,888,992
Ocean Shores Local Improvement District , Special Assessment , 2011 , 7.25% , 2/01/31
385,000 414,409
j
Washington Economic Development Finance Authority , Propeller Airports Paine Field
LLC , Revenue , A , Mandatory Put , 7.609% , 2/28/25 ......................... 23,250,000 23,248,037
d
Washington State Housing Finance Commission ,
eliseo Obligated Group , Revenue , 144A, 2021 A , Refunding , 4% , 1/01/51 ........ 15,070,000 10,746,712
Presbyterian Retirement Communities Northwest Obligated Group , Revenue , 144A,
2019 A , 5% , 1/01/55 .............................................. 4,700,000 3,577,760
Presbyterian Retirement Communities Northwest Obligated Group , Revenue , 144A,
A , Refunding , 5% , 1/01/46 ......................................... 2,250,000 1,827,691
Presbyterian Retirement Communities Northwest Obligated Group , Revenue , 144A,
A , Refunding , 5% , 1/01/51 ......................................... 1,700,000 1,322,564
Spokane United Methodist Homes Obligated Group , Revenue , 144A, 2019 , 5% ,
1/01/55 ........................................................ 9,020,000 7,313,385
Spokane United Methodist Homes Obligated Group , Revenue , 144A, 2020 A , 5% ,
1/01/51 ........................................................ 6,000,000 4,966,288
63,305,838
West Virginia 0.1%
d
County of Monongalia ,
Monongalia County Building Commission Development District No. 4 , Tax Allocation ,
144A, 2023 A , Refunding , 5.75% , 6/01/43 .............................. 1,000,000 1,045,615
Monongalia County Building Commission Development District No. 4 , Tax Allocation ,
144A, 2023 A , Refunding , 6% , 6/01/53 ................................ 2,000,000 2,102,918
3,148,533
Wisconsin 2.7%
Public Finance Authority ,
2017 IAVF Rubix LLC , Revenue , 2020 A , 4% , 12/01/40 ..................... 1,070,000 878,817
2017 IAVF Rubix LLC , Revenue , 2020 A , 4.25% , 12/01/50 ................... 7,225,000 5,661,796
A&T Real Estate Foundation LLC , Revenue , 2019 B , 5% , 6/01/49 ............. 7,900,000 7,504,939
Coral Academy of Science Las Vegas , Revenue , 2017 A , 5% , 7/01/45 .......... 1,805,000 1,695,093
Coral Academy of Science Las Vegas , Revenue , 2017 A , 5% , 7/01/53 .......... 4,345,000 3,918,662
d
Coral Academy of Science Reno , Revenue , 144A, 2022 A , 6% , 6/01/62 ......... 1,565,000 1,564,992
d
Dominium Holdings I LLC , Revenue , 144A, 2024-1 , B-1 , 6.81% , 4/28/36 ........ 5,500,000 5,543,745
d
Eno River Academy , Revenue , 144A, 2020 A , 5% , 6/15/40 ................... 815,000 809,657
d
Eno River Academy , Revenue , 144A, 2020 A , 5% , 6/15/54 ................... 1,380,000 1,296,435
d
Estancia Valley Classical Academy , Revenue , 144A, 2021 A , Refunding , 4% , 7/01/41 1,000,000 784,463
d
Estancia Valley Classical Academy , Revenue , 144A, 2021 A , Refunding , 4.25% ,
7/01/51 ........................................................ 5,345,000 3,946,382
d
FAH Tree House LLC , Revenue , 144A, 2023 B , 6.625% , 2/01/46 .............. 11,095,000 10,422,037
d
Friends Homes Obligated Group , Revenue , 144A, 2019 , Refunding , 5% , 9/01/39 .. 1,230,000 1,200,431
d
Friends Homes Obligated Group , Revenue , 144A, 2019 , Refunding , 5% , 9/01/49 .. 7,600,000 6,901,299
d
Friends Homes Obligated Group , Revenue , 144A, 2019 , Refunding , 5% , 9/01/54 .. 1,920,000 1,697,027
d
Greystone Housing Impact Investors LP , Revenue , 144A, 2023-1 , B-1 , 7.125% ,
7/25/34 ........................................................ 7,465,000 7,765,516
d
High Desert Montessori Charter School , Revenue , 144A, 2021 A , 5% , 6/01/36 .... 300,000 271,739
d
High Desert Montessori Charter School , Revenue , 144A, 2021 A , 5% , 6/01/51 .... 1,000,000 783,934
d
High Desert Montessori Charter School , Revenue , 144A, 2021 A , 5% , 6/01/61 .... 1,275,000 965,933
d
Hope Housing Foundation Obligated Group , Revenue , 144A, 2022 C , 4.6% , 12/01/37 5,460,000 4,678,047
d
Masonic & Eastern Star Home of NC, Inc. Obligated Group , Revenue , 144A, 2017 ,
Refunding , 5% , 3/01/37 ............................................ 1,000,000 955,419
d
Masonic & Eastern Star Home of NC, Inc. Obligated Group , Revenue , 144A, 2017 ,
Refunding , 5% , 3/01/52 ............................................ 4,100,000 3,404,925

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Public Finance Authority, (continued)
d
Masonic & Eastern Star Home of NC, Inc. Obligated Group , Revenue , 144A, 2020 A ,
5.25% , 3/01/55 .................................................. $ 12,975,000 $ 11,210,653
d
Ocean Academy Charter School , Revenue , 144A, 2021 , 4% , 10/15/31 .......... 185,000 169,525
d
Ocean Academy Charter School , Revenue , 144A, 2021 , 5% , 10/15/41 .......... 570,000 521,050
d
Ocean Academy Charter School , Revenue , 144A, 2021 , 5% , 10/15/51 .......... 1,130,000 976,227
d
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 , Zero Cpn., 12/01/45 ... 11,680,000 7,839,106
d
Signature Preparatory, Inc. , Revenue , 144A, 2021 A , 5% , 6/15/31 ............. 600,000 590,915
d
Signature Preparatory, Inc. , Revenue , 144A, 2021 A , 5% , 6/15/51 ............. 2,250,000 1,991,810
d
Signature Preparatory, Inc. , Revenue , 144A, 2021 A , 5% , 6/15/56 ............. 2,465,000 2,131,693
d
UHF RISE Student Housing LLC , Revenue , 144A, 2021 A-2 , 5.35% , 7/01/40 ..... 3,000,000 2,416,467
d
UHF RISE Student Housing LLC , Revenue , 144A, 2021 B , 5.25% , 7/01/61 ....... 2,000,000 1,694,995
d
UMA Education, Inc. , Revenue , 144A, 2019 A , Refunding , 5% , 10/01/39 ......... 2,000,000 2,015,670
d
WFCS Holdings II LLC , Revenue , 144A, 2021 A-1 , 5% , 1/01/56 ............... 1,865,000 1,640,221
d,j
WV 2020 Holdings LLC Obligated Group , Revenue , 144A, 2020 A-1 , Mandatory Put ,
3.5% , 12/01/35 .................................................. 2,000,000 1,653,687
d,j
WV 2020 Holdings LLC Obligated Group , Revenue , 144A, 2020 A-2 , Mandatory Put ,
4% , 12/01/35 ................................................... 18,000,000 15,368,774
Wisconsin Health & Educational Facilities Authority ,
Chiara Communities, Inc. , Revenue , 2018 C , 6% , 7/01/28 ................... 160,000 144,152
Chiara Communities, Inc. , Revenue , 2018 C , 6.5% , 7/01/33 .................. 300,000 252,470
Chiara Communities, Inc. , Revenue , 2018 C , 7% , 7/01/43 ................... 1,000,000 761,618
Chiara Communities, Inc. , Revenue , 2018 C , 7.5% , 7/01/53 .................. 6,620,000 5,002,430
HOPE Christian Schools Obligated Group , Revenue , 2021 , 4% , 12/01/41 ........ 850,000 665,055
129,697,806
U.S. Territories 7.5%
District of Columbia 0.8%
District of Columbia , Tobacco Settlement Financing Corp. , Revenue , 2006 A , Zero
Cpn., 6/15/46 ..................................................... 175,000,000 40,359,218
Pacific Islands 0.1%
Northern Mariana Island Ports Authority , Revenue , 1998 A , 6.6% , 3/15/28 .........
5,625,000 5,450,326
Puerto Rico 6.6%
Children's Trust Fund , Revenue , 2002 , 5.625% , 5/15/43 ......................
2,500,000 2,529,623
Commonwealth of Puerto Rico ,
k
GO , FRN , Zero Cpn., 11/01/43 ........................................ 1 1
GO , 2022 A-1 , 5.375% , 7/01/25 ....................................... 1 1
GO , 2022 A-1 , 5.75% , 7/01/31 ........................................ 2,166,031 2,414,552
GO , 2022 A-1 , 4% , 7/01/35 .......................................... 15,191,884 14,924,525
GO , 2022 A-1 , 4% , 7/01/37 .......................................... 31,512,915 30,573,852
GO , 2022 A-1 , 4% , 7/01/41 .......................................... 20,434,144 18,994,072
GO , 2022 A-1 , 4% , 7/01/46 .......................................... 6,799,278 6,149,513
GO , 2022 A-1 , Zero Cpn., 7/01/24 ..................................... 253,356 252,464
GO , 2022 A-1 , Zero Cpn., 7/01/33 ..................................... 2,011,366 1,335,807
GDB Debt Recovery Authority of Puerto Rico , 7.5% , 8/20/40 ...................
34,858,605 33,943,567
HTA CL 6 Trust , Revenue , L-2028 , 5.25% , 7/01/38 ..........................
1,239,120 1,239,452
HTA TRRB Custodial Trust , Revenue , 2007 N , 5.25% , 7/01/36 ..................
575,050 577,413
d
Puerto Rico Commonwealth Aqueduct & Sewer Authority ,
Revenue , 144A, 2021 B , Refunding , 4% , 7/01/42 .......................... 2,500,000 2,314,247
Revenue, Senior Lien , 144A, 2020 A , Refunding , 5% , 7/01/47 ................ 26,750,000 27,027,826
f
Puerto Rico Electric Power Authority ,
Revenue , 1 , 10% , 1/01/21 ........................................... 6,000,000 1,575,000
Revenue , 2 , 10% , 7/01/21 ........................................... 6,000,000 1,576,500
Revenue , 2013 A , 10% , 7/01/19 ....................................... 5,500,000 1,443,750

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
f
Puerto Rico Electric Power Authority, (continued)
Revenue , 2013 A , 7.25% , 7/01/30 ..................................... $ 25,000,000 $ 6,625,000
Revenue , 2013 A , 6.75% , 7/01/36 ..................................... 29,750,000 7,883,750
Revenue , 2013 A , 7% , 7/01/43 ........................................ 5,000,000 1,325,000
Revenue , 2016 B-1 , 10% , 7/01/19 ..................................... 5,500,000 1,443,750
Revenue , 3 , 10% , 1/01/22 ........................................... 1,989,500 522,244
Revenue , 4 , 10% , 7/01/22 ........................................... 1,989,499 522,741
Revenue , XX , 5.75% , 7/01/36 ........................................ 23,620,000 6,259,300
Revenue , XX , 5.25% , 7/01/40 ........................................ 10,895,000 2,887,175
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Revenue , 2000 B , 6.625% , 1/01/27 .................................... 1,381,057 1,359,482
Revenue , 2000 B , 6.625% , 1/01/28 .................................... 10,533,091 10,347,144
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 55,915,000 55,933,134
Sales Tax , Revenue , A-1 , Zero Cpn., 7/01/46 ............................. 25,400,000 8,135,691
Sales Tax , Revenue , A-1 , Zero Cpn., 7/01/51 ............................. 206,837,000 49,193,533
Sales Tax , Revenue , A-2 , 4.329% , 7/01/40 ............................... 12,000,000 11,962,453
Sales Tax , Revenue , A-2 , 4.784% , 7/01/58 ............................... 6,000,000 5,946,928
317,219,490
Total U.S. Territories .................................................................... 363,029,034
Total Municipal Bonds (Cost $ 4,548,138,594 ) ...................................
4,318,980,454
Shares
Escrows and Litigation Trusts 0.1%
a ,b
Puerto Rico Electric Power Authority, Escrow Account ........................ 6,159,207 4,927,366
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
4,927,366
Total Long Term Investments (Cost $ 4,796,780,633 ) .............................
4,554,816,374
a
a a a a
Short Term Investments 4.2%
Principal
Amount
Municipal Bonds 4.2%
Arizona 0.1%
l
Arizona Health Facilities Authority , Banner Health Obligated Group , Revenue , 2015 C ,
LOC Bank of America NA , Daily VRDN and Put , 4.05% , 1/01/46 ............... 2,000,000 2,000,000
Colorado 0.4%
l
Colorado Health Facilities Authority , Children's Hospital Colorado Obligated Group ,
Revenue , 2020 A , Refunding , LOC TD Bank NA , Daily VRDN and Put , 4.05% ,
12/01/52 ........................................................ 16,835,000 16,835,000
Louisiana 0.1%
l
State of Louisiana , Gasoline & Fuels Tax , Revenue, Second Lien , 2023 A-1 ,
Refunding , LOC Toronto Dominion Bank (The) , Daily VRDN and Put , 4% , 5/01/43 . 4,700,000 4,700,000
Massachusetts 0.0%
†
l
Massachusetts Health & Educational Facilities Authority , President and Fellows of
Harvard College , Revenue , R , Daily VRDN and Put , 3.1% , 11/01/49 ............ 675,000 675,000

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
Minnesota 0.3%
l
City of Minneapolis , Fairview Health Services Obligated Group , Revenue , 2018 C ,
Refunding , LOC Wells Fargo Bank NA , Daily VRDN and Put , 3.9% , 11/15/48 ..... $ 15,900,000 $ 15,900,000
l
Midwest Consortium of Municipal Utilities , Revenue , 2005 B , LOC US Bank NA , Daily
VRDN and Put , 3.35% , 10/01/35 ...................................... 300,000 300,000
16,200,000
New Jersey 0.3%
l
New Jersey Health Care Facilities Financing Authority ,
Virtua Health Obligated Group , Revenue , 2009 B , LOC JPMorgan Chase Bank NA ,
Daily VRDN and Put , 3.35% , 7/01/43 ................................. 520,000 520,000
Virtua Health Obligated Group , Revenue , 2009 C , LOC JPMorgan Chase Bank NA ,
Daily VRDN and Put , 3.6% , 7/01/43 .................................. 13,950,000 13,950,000
14,470,000
New York 1.6%
l
City of New York ,
GO , 2015 F-6 , SPA JPMorgan Chase Bank NA , Daily VRDN and Put , 4.05% , 6/01/44 2,400,000 2,400,000
GO , 2020 B-3 , Daily VRDN and Put , 4.1% , 10/01/46 ....................... 2,300,000 2,300,000
l
Metropolitan Transportation Authority , Revenue , 2005 D-2 , LOC Bank of Montreal , Daily
VRDN and Put , 3.9% , 11/01/35 ....................................... 18,800,000 18,800,000
l
New York City , Water & Sewer System , Revenue , 2007 CC-2 , SPA State Street Bank &
Trust Co. , Daily VRDN and Put , 4% , 6/15/38 ............................. 27,300,000 27,300,000
l
New York City Municipal Water Finance Authority ,
Water & Sewer System , Revenue , 2014 AA-1 , SPA JPMorgan Chase Bank NA , Daily
VRDN and Put , 4.05% , 6/15/50 ...................................... 5,500,000 5,500,000
Water & Sewer System , Revenue , 2021 EE-1 , SPA US Bank NA , Daily VRDN and
Put , 4.15% , 6/15/45 .............................................. 3,800,000 3,800,000
Water & Sewer System , Revenue , 2022 DD , Refunding , Daily VRDN and Put , 4.1% ,
6/15/33 ........................................................ 14,240,000 14,240,000
74,340,000
North Carolina 0.7%
l
Charlotte-Mecklenburg Hospital Authority (The) ,
Atrium Health Obligated Group , Revenue , 2007 C , Refunding , SPA JPMorgan Chase
Bank NA , Daily VRDN and Put , 4% , 1/15/37 ............................ 2,700,000 2,700,000
Atrium Health Obligated Group , Revenue , 2018 G , SPA JPMorgan Chase Bank NA ,
Daily VRDN and Put , 4% , 1/15/48 .................................... 7,000,000 7,000,000
Atrium Health Obligated Group , Revenue , 2018 H , SPA JPMorgan Chase Bank NA ,
Daily VRDN and Put , 4% , 1/15/48 .................................... 23,750,000 23,750,000
33,450,000
Ohio 0.0%
†
l
County of Allen Hospital Facilities , Bon Secours Mercy Health, Inc. , Revenue , 2010 C ,
LOC Bank of Montreal , Daily VRDN and Put , 3.9% , 6/01/34 .................. 1,100,000 1,100,000
Oregon 0.1%
l
Oregon State Facilities Authority , PeaceHealth Obligated Group , Revenue , 2018 A ,
Refunding , LOC US Bank NA , Daily VRDN and Put , 4.1% , 8/01/34 ............. 6,000,000 6,000,000
l
State of Oregon , GO , 2020 J , Refunding , SPA US Bank NA , Daily VRDN and Put ,
4.1% , 6/01/39 .................................................... 300,000 300,000
6,300,000

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 198 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
Pennsylvania 0.3%
l
Allegheny County Higher Education Building Authority , Carnegie Mellon University ,
Revenue , 2008 A , Refunding , SPA Bank of New York Mellon (The) , Daily VRDN and
Put , 4.1% , 12/01/37 ................................................ $ 5,800,000 $ 5,800,000
l
Delaware County Industrial Development Authority , United Parcel Service, Inc. ,
Revenue , 2015 , Refunding , Daily VRDN and Put , 4.05% , 9/01/45 .............. 8,600,000 8,600,000
14,400,000
Tennessee 0.3%
l
Shelby County Health Educational & Housing Facilities Board , Methodist Le Bonheur
Healthcare Obligated Group , Revenue , 2008 A , AGMC Insured , SPA US Bank NA ,
Daily VRDN and Put , 4.25% , 6/01/42 ................................... 15,000,000 15,000,000
Total Municipal Bonds (Cost $ 199,470,000 ) .....................................
199,470,000
Total Short Term Investments (Cost $ 199,470,000 ) ...............................
199,470,000
a
Total Investments (Cost $ 4,996,250,633 ) 99.1% ..................................
$4,754,286,374
Other Assets, less Liabilities 0.9% .............................................
46,685,618
Net Assets 100.0% ...........................................................
$4,800,971,992
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
b
Non-income producing.
c
See Note 5 regarding investments in affiliated management investment companies.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2024, the aggregate value of these securities was $1,563,489,464, representing 32.6% of net assets.
e
See Note 3 regarding restricted securities.
f
Defaulted security or security for which income has been deemed uncollectible.
g
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
h
Security purchased on a when-issued basis.
i
A portion or all of the security purchased on a delayed delivery basis.
j
The maturity date shown represents the mandatory put date.
k
The coupon rate shown represents the rate at period end.
l
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2024
Franklin Louisiana Tax-Free Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.1%
Florida 0.9%
a
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... $ 500,000 $ 343,950
a
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , Zero Cpn., 3/01/29 ........................................ 2,400,000 1,873,390
2,217,340
Georgia 0.4%
a
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 1,225,000 1,003,745
Louisiana 92.7%
Ascension Parish School Board , GO , 2020 , 4% , 3/01/40 ......................
1,000,000 1,001,347
Caddo Parish Parishwide School District , GO , 2021 , AGMC Insured , 3% , 3/01/36 ...
505,000 447,040
Calcasieu Parish School District No. 23 , GO , 2019 , BAM Insured , 4% , 9/01/36 .....
670,000 675,586
Calcasieu Parish School District No. 31 ,
GO , 2018 , BAM Insured , 5% , 3/01/36 ................................... 1,000,000 1,061,756
GO , 2018 , BAM Insured , 5% , 3/01/38 ................................... 1,000,000 1,052,469
GO , 2019 , BAM Insured , 4% , 3/01/37 ................................... 1,000,000 1,005,148
Central Community School System ,
GO , 2020 , 4% , 3/01/39 ............................................. 1,125,000 1,119,654
GO , 2020 , 4% , 3/01/40 ............................................. 1,190,000 1,175,885
City of Bossier City , Utilities , Revenue , 2014 , Pre-Refunded , 5% , 10/01/37 ........
1,280,000 1,285,037
City of Lafayette , Sales & Use Tax , Revenue , 2019 A , 5% , 5/01/44 ..............
4,350,000 4,556,355
City of Lafayette Sales & Use Tax , Public Improvement 1961 Sales Tax Trust , Revenue ,
2024 A , 5% , 3/01/49 ................................................ 1,500,000 1,586,979
City of Natchitoches , Utilities , Revenue , 2023 , AGMC Insured , 5.5% , 6/01/53 .......
750,000 818,646
City of New Orleans ,
GO , 2021 A , 5% , 12/01/39 ........................................... 6,000,000 6,410,991
Sewerage Service , Revenue , 2020 B , 5% , 6/01/45 ......................... 1,700,000 1,745,944
Sewerage Service , Revenue , 2020 B , 4% , 6/01/50 ......................... 1,300,000 1,176,403
City of Shreveport ,
Water & Sewer , Revenue , 2016 B , 5% , 12/01/41 .......................... 4,000,000 4,022,204
Water & Sewer , Revenue , 2020 B , Refunding , 3% , 12/01/50 .................. 5,070,000 3,547,377
East Baton Rouge Sewerage Commission ,
Revenue , 2014 B , Pre-Refunded , 5% , 2/01/39 ............................ 5,000,000 5,047,318
Revenue , 2019 A , Refunding , 4% , 2/01/45 ............................... 5,000,000 4,852,823
Greater New Orleans Expressway Commission , Revenue , 2017 , AGMC Insured , 5% ,
11/01/47 ........................................................ 4,000,000 4,015,602
Jefferson Parish Consolidated Sewerage District No. 1 , Revenue , 2022 , BAM Insured ,
4% , 2/01/38 ...................................................... 1,000,000 993,425
Jefferson Parish Consolidated Waterworks District No. 2 , Revenue , 2022 , Refunding ,
BAM Insured , 4% , 2/01/40 ........................................... 5,000,000 4,909,347
Jefferson Sales Tax District , Revenue , 2017 B , AGMC Insured , 5% , 12/01/42 .......
2,250,000 2,308,775
Lafayette Consolidated Government ,
GO , 2020 , Refunding , 3% , 3/01/34 ..................................... 250,000 224,802
GO , 2020 , Refunding , 3% , 3/01/35 ..................................... 200,000 177,717
Lafayette Parish School Board , Sales Tax , Revenue , 2023 , 4% , 4/01/53 ..........
2,500,000 2,329,285
Louisiana Correctional Facilities Corp. ,
State of Louisiana Office of Juvenile Justice , Revenue , 2021 , 4% , 10/01/37 ...... 875,000 870,405
State of Louisiana Office of Juvenile Justice , Revenue , 2021 , 4% , 10/01/40 ...... 1,305,000 1,261,848
Louisiana Housing Corp. ,
Revenue , 2021 B , GNMA Insured , 2.05% , 6/01/36 ......................... 615,000 473,272
Revenue , 2021 B , GNMA Insured , 2.2% , 6/01/41 .......................... 1,965,000 1,379,007
Revenue , 2024 A , GNMA Insured , 4.4% , 12/01/44 ......................... 1,000,000 981,929

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Louisiana Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
a
City of New Orleans , Revenue , 144A, 2021 , 4% , 11/01/46 ................... $ 1,900,000 $ 1,692,647
East Ascension Parish Gravity Drainage District No. 1 , Revenue , 2015 , Refunding ,
BAM Insured , 5% , 12/01/40 ........................................ 2,925,000 2,962,521
Entergy Louisiana LLC , Revenue , 2021 A , Refunding , 2% , 6/01/30 ............. 1,500,000 1,302,458
Entergy Louisiana LLC , Revenue , 2021 B , Refunding , 2.5% , 4/01/36 ........... 3,000,000 2,439,208
Innovative Student Facilities, Inc. , Revenue , 2016 A , AGMC Insured , 4% , 10/01/33 . 800,000 800,718
Innovative Student Facilities, Inc. , Revenue , 2016 A , AGMC Insured , 4% , 10/01/34 . 620,000 620,522
a
Invest in Americas Veterans Foundation Louisiana, Inc. , Revenue , 144A, 2020 A ,
Refunding , 4.25% , 12/01/50 ........................................ 8,000,000 6,472,367
a
Parish of Assumption , Revenue , 144A, 2021 , 3.875% , 11/01/45 ............... 1,000,000 877,055
a
Parish of St. Bernard , Revenue , 144A, 2021 , 4% , 11/01/45 ................... 1,225,000 1,094,737
a
Parish of St. Charles , Revenue , 144A, 2022 , 4.5% , 11/01/47 ................. 2,000,000 1,943,501
a
Parish of St. Tammany LA GOMESA , Revenue , 144A, 2020 , 3.875% , 11/01/45 .... 2,775,000 2,433,826
a
Patriot Services Group Obligated Group , Revenue , 144A, 2021 A , 4% , 10/01/43 ... 250,000 193,357
a
Patriot Services Group Obligated Group , Revenue , 144A, 2021 A , 4.25% , 10/01/48 221,200 166,403
a
Patriot Services Group Obligated Group , Revenue , 144A, 2021 A , 4.5% , 10/01/53 . 309,471 233,050
a
Patriot Services Group Obligated Group , Revenue , 144A, 2021 A , 5% , 10/01/61 ... 249,529 198,225
Ragin Cajun Facilities, Inc. , Revenue , 2017 , Refunding , AGMC Insured , 5% ,
10/01/39 ....................................................... 1,000,000 1,018,596
University of Louisiana at Lafayette , Revenue , 2018 , AGMC Insured , 5% , 10/01/48 3,500,000 3,525,478
University of Louisiana System , Revenue , 2019 , Refunding , AGMC Insured , 4% ,
8/01/34 ........................................................ 1,000,000 1,001,667
University of Louisiana System Board of Supervisors , Revenue , 2021 , Refunding ,
AGMC Insured , 4% , 10/01/39 ....................................... 1,060,000 1,009,470
University of Louisiana System Board of Supervisors , Revenue , 2021 , Refunding ,
AGMC Insured , 4% , 10/01/41 ....................................... 500,000 481,111
University of Louisiana System Board of Supervisors , Revenue , 2021 , Refunding ,
AGMC Insured , 4% , 10/01/43 ....................................... 500,000 466,542
University of Louisiana System Board of Supervisors , Revenue , 2022 , Refunding ,
4% , 5/01/30 .................................................... 1,020,000 1,021,786
University of Louisiana System Board of Supervisors , Revenue , 2022 , Refunding ,
4% , 5/01/31 .................................................... 1,065,000 1,064,778
University of Louisiana System Board of Supervisors , Revenue , 2022 , Refunding ,
4% , 5/01/32 .................................................... 1,100,000 1,084,964
University of Louisiana System Board of Supervisors , Revenue , 2022 , Refunding ,
4% , 5/01/33 .................................................... 1,155,000 1,137,421
University of Louisiana System Board of Supervisors , Revenue , 2023 A , AGMC
Insured , 5% , 10/01/43 ............................................. 600,000 621,644
Woman's Hospital Foundation , Revenue , 2017 A , Refunding , 5% , 10/01/41 ...... 5,230,000 5,316,982
Louisiana Offshore Terminal Authority , Loop LLC , Revenue , 2007 A , Refunding , 4.15% ,
9/01/27 ......................................................... 1,500,000 1,489,324
Louisiana Public Facilities Authority ,
CHRISTUS Health Obligated Group , Revenue , 2018 E , 5% , 7/01/48 ........... 5,000,000 5,050,682
Franciscan Missionaries of Our Lady Health System Obligated Group , Revenue ,
2015 A , 5% , 7/01/35 .............................................. 4,965,000 5,005,560
Franciscan Missionaries of Our Lady Health System Obligated Group , Revenue ,
2015 A , Pre-Refunded , 5% , 7/01/35 .................................. 35,000 35,549
Louisiana Children's Medical Center Obligated Group , Revenue , 2015 A-1 , 5% ,
6/01/45 ........................................................ 10,000,000 10,162,345
Louisiana Children's Medical Center Obligated Group , Revenue , 2020 A , 4% , 6/01/50 5,000,000 4,540,355
Louisiana State University & Agricultural & Mechanical College Auxiliary , Revenue ,
2016 A , 5% , 7/01/46 .............................................. 6,500,000 6,538,548
Louisiana State University & Agricultural & Mechanical College Auxiliary , Revenue ,
2017 , 5% , 7/01/52 ................................................ 2,310,000 2,314,088
Loyola University New Orleans , Revenue , 2021 , Refunding , 4% , 10/01/37 ....... 2,020,000 1,960,759

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Louisiana Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Louisiana Public Facilities Authority, (continued)
Loyola University New Orleans , Revenue , 2021 , Refunding , 4% , 10/01/39 ....... $ 3,460,000 $ 3,305,257
Loyola University New Orleans , Revenue , 2021 , Refunding , 4% , 10/01/41 ....... 2,850,000 2,663,699
Ochsner Clinic Foundation Obligated Group , Revenue , 2016 , Pre-Refunded , 5% ,
5/15/34 ........................................................ 30,000 30,760
Ochsner Clinic Foundation Obligated Group , Revenue , 2016 , Pre-Refunded , 5% ,
5/15/47 ........................................................ 20,000 20,507
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/42 5,695,000 5,756,409
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/46 6,305,000 6,331,693
a
Provident Group - HSC Properties, Inc. , Revenue , 144A, 2020 A-1 , 5.5% , 1/01/50 . 2,000,000 1,912,721
Roman Catholic Church of the Archdiocese of New Orleans , Revenue , 2017 ,
Refunding , 5% , 7/01/37 ............................................ 3,750,000 3,000,000
Tulane University , Revenue , 2016 A , Refunding , 5% , 12/15/41 ................ 3,000,000 3,047,372
Tulane University , Revenue , 2017 A , Pre-Refunded , 4% , 12/15/50 ............. 60,000 61,039
Louisiana Stadium & Exposition District , Revenue, Senior Lien , 2023 A , Refunding ,
5.25% , 7/01/53 ................................................... 1,750,000 1,873,294
Louisiana State University & Agricultural & Mechanical College , Auxiliary , Revenue ,
2016 A , Pre-Refunded , 5% , 7/01/40 .................................... 4,500,000 4,636,081
Natchitoches Parish School District No. 9 , GO , 2018 , AGMC Insured , 5% , 3/01/38 ...
1,440,000 1,525,102
New Orleans Aviation Board , Louis Armstrong New Orleans International Airport ,
Revenue , 2017 A , 5% , 1/01/48 ........................................ 8,000,000 8,115,741
Parish of East Baton Rouge Capital Improvements District , MovEBR Sales Tax ,
Revenue , 2019 , 5% , 8/01/48 ......................................... 500,000 513,846
Parish of Terrebonne , Sales & Use Tax , Revenue , 2020 A , 4% , 3/01/41 ...........
2,660,000 2,590,696
Port New Orleans Board of Commissioners ,
Revenue , 2018 A , AGMC Insured , 5% , 4/01/48 ............................ 2,750,000 2,788,851
Revenue , 2020 D , 5% , 4/01/50 ........................................ 6,000,000 6,124,913
Rapides Parish Consolidated School District No. 62 , GO , 2022 , AGMC Insured , 5% ,
3/01/42 ......................................................... 1,100,000 1,164,173
Rapides Parish School District No. 11 Rigolette , GO , 2023 , AGMC Insured , 4% ,
3/01/41 ......................................................... 1,000,000 964,619
St. John the Baptist , Parish School District No. 1 , GO , 2023 , 5.25% , 3/01/43 .......
3,300,000 3,410,782
St. Tammany Parish Hospital Service District No. 1 , Revenue , 2018 A , Refunding , 5% ,
7/01/48 ......................................................... 5,500,000 5,548,178
State of Louisiana ,
GO , 2016 A , 5% , 9/01/35 ............................................ 2,575,000 2,648,661
GO , 2019 A , 5% , 3/01/37 ............................................ 3,000,000 3,191,418
Gasoline & Fuels Tax , Revenue, First Lien , 2015 A , Pre-Refunded , 5% , 5/01/41 ... 3,000,000 3,040,421
Gasoline & Fuels Tax , Revenue, Second Lien , 2017 C , Refunding , 5% , 5/01/40 ... 5,000,000 5,159,624
Gasoline & Fuels Tax , Revenue, Second Lien , 2017 C , Refunding , 5% , 5/01/45 ... 10,000,000 10,233,290
Tangipahoa Parish Hospital Service District No. 1 ,
Revenue , 2021 , Refunding , 4% , 2/01/35 ................................. 2,250,000 2,173,762
Revenue , 2021 , Refunding , 4% , 2/01/38 ................................. 2,000,000 1,872,617
Terrebonne Levee & Conservation District , Sales Tax , Revenue , 2020 B , Refunding ,
4% , 6/01/41 ...................................................... 1,000,000 966,550
West Feliciana Parish Parishwide Consolidated School District No. 1 , GO , 2020 , 4% ,
3/01/50 ......................................................... 3,000,000 2,736,227
238,200,923
South Carolina 0.4%
South Carolina Jobs-Economic Development Authority ,
a
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 600,000 508,897
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 700,000 593,713
1,102,610

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Louisiana Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas 0.6%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... $ 450,000 $ 440,737
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 1,250,000 973,501
1,414,238
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 700,000 593,768
Wisconsin 0.8%
a
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 800,000 646,487
AL-FL Portfolio Obligated Group , Revenue , 144A, 2021 A , 3.4% , 12/01/36 ....... 1,225,000 1,021,238
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 500,000 507,811
2,175,536
U.S. Territories 2.1%
Puerto Rico 2.1%
Puerto Rico Electric Power Authority ,
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 500,000 493,064
b
Revenue , WW , 5.25% , 7/01/33 ........................................ 855,000 226,575
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 3,500,000 3,478,022
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 1,196,000 1,196,388
5,394,049
Total U.S. Territories .................................................................... 5,394,049
Total Municipal Bonds (Cost $ 268,819,237 ) .....................................
252,102,209
Shares
Escrows and Litigation Trusts 0.0%
†
c ,d
Puerto Rico Electric Power Authority, Escrow Account ........................ 43,434 34,747
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
34,747
Total Long Term Investments (Cost $ 268,819,237 ) ...............................
252,136,956
a
a a a a

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Louisiana Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 198 .
Short Term Investments 0.7%
a a
Principal
Amount
a
Value
Municipal Bonds 0.7%
Louisiana 0.7%
e
State of Louisiana , Gasoline & Fuels Tax , Revenue, Second Lien , 2023 A-1 ,
Refunding , LOC Toronto Dominion Bank (The) , Daily VRDN and Put , 4% , 5/01/43 . $ 1,900,000 $ 1,900,000
Total Municipal Bonds (Cost $ 1,900,000 ) .......................................
1,900,000
Total Short Term Investments (Cost $ 1,900,000 ) .................................
1,900,000
a
Total Investments (Cost $ 270,719,237 ) 98.8% ...................................
$254,036,956
Other Assets, less Liabilities 1.2% .............................................
2,874,845
Net Assets 100.0% ...........................................................
$256,911,801
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2024, the aggregate value of these securities was $24,690,676, representing 9.6% of net assets.
b
Defaulted security or security for which income has been deemed uncollectible.
c
Non-income producing.
d
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
e
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2024
Franklin Maryland Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.8%
Florida 0.7%
a
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , Zero Cpn., 3/01/29 ........................................ $ 2,650,000 $ 2,068,534
Georgia 0.4%
a
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 1,325,000 1,085,683
Maryland 87.0%
City of Baltimore ,
Harbor Point Special Taxing District , Revenue , 2016 , Refunding , 5.125% , 6/01/43 . 3,000,000 2,930,244
Wastewater Utility Fund , Revenue , 2017 A , 5% , 7/01/46 ..................... 2,000,000 2,042,308
City of Gaithersburg , Asbury Maryland Obligated Group , Revenue , 2022 , 4.5% , 1/01/42
1,500,000 1,388,074
b
County of Anne Arundel , Glenview Housing LP , Revenue , 2009 , Mandatory Put , 5% ,
1/01/27 ......................................................... 1,780,000 1,781,643
County of Baltimore , GO , 2023 , 5% , 3/01/53 ...............................
6,000,000 6,459,772
a
County of Frederick , Urbana Community Development Authority , Special Tax , 144A,
2020 C , 4% , 7/01/50 ............................................... 3,995,000 3,452,568
County of Harford ,
Beechtree Estates Development District , Tax Allocation , 2021 , Refunding , 4% ,
7/01/31 ........................................................ 150,000 151,999
Beechtree Estates Development District , Tax Allocation , 2021 , Refunding , 4% ,
7/01/36 ........................................................ 750,000 750,999
Beechtree Estates Development District , Tax Allocation , 2021 , Refunding , 4% ,
7/01/40 ........................................................ 675,000 656,619
County of Prince George's , GO , 2018 A , 4% , 7/15/35 ........................
3,000,000 3,045,920
Howard County Housing Commission ,
Revenue , 2013 , 5% , 10/01/28 ........................................ 10,000,000 10,009,062
Revenue , 2016 , 4% , 6/01/46 ......................................... 2,000,000 1,815,684
Revenue , 2017 , 5% , 12/01/46 ........................................ 5,000,000 5,067,862
Maryland Community Development Administration ,
Housing , Revenue , 2019 D , 3% , 7/01/39 ................................ 1,500,000 1,250,920
Housing , Revenue , 2019 D , 3.2% , 7/01/44 ............................... 1,000,000 827,646
Maryland Community Development Administration Local Government Infrastructure ,
Revenue , 2017 A-1 , 4% , 6/01/47 ...................................... 2,300,000 2,178,851
Revenue , 2018 A-1 , 5% , 6/01/48 ...................................... 1,310,000 1,349,202
Revenue, Senior Lien , 2019 B-1 , 4% , 6/01/49 ............................. 3,000,000 2,851,640
Maryland Economic Development Corp. ,
Annapolis Parking System , Revenue, Senior Lien , 2022 A , 5.25% , 12/31/47 ...... 5,000,000 5,211,748
Frostburg State University Project , Revenue, Senior Lien , 2013 , Refunding , 5% ,
10/01/33 ....................................................... 5,000,000 5,000,303
Morgan View & Thurgood Marshall Student Housing , Revenue , 2020 , 4% , 7/01/40 . 1,000,000 921,070
Morgan View & Thurgood Marshall Student Housing , Revenue , 2020 , 5% , 7/01/50 . 1,250,000 1,253,194
Morgan View & Thurgood Marshall Student Housing , Revenue , 2022 A , 6% , 7/01/58 4,620,000 4,980,792
Purple Line Transit Partners LLC , Revenue , 2022 B , 5.25% , 6/30/47 ........... 5,000,000 5,160,704
Purple Line Transit Partners LLC , Revenue , 2022 B , 5.25% , 6/30/55 ........... 5,000,000 5,125,191
University of Maryland College Park , Revenue , 2016 , Refunding , AGMC Insured , 5% ,
6/01/35 ........................................................ 4,225,000 4,316,500
University of Maryland College Park , Revenue , 2016 , Refunding , AGMC Insured , 5% ,
6/01/43 ........................................................ 3,305,000 3,335,495
University Park Phase I & II at Salisbury University , Revenue , 2013 , Refunding , 5% ,
6/01/34 ........................................................ 2,040,000 2,040,093
University Village at Sheppard Pratt , Revenue , 2012 , Refunding , 5% , 7/01/27 ..... 1,500,000 1,500,265
University Village at Sheppard Pratt , Revenue , 2012 , Refunding , 5% , 7/01/33 ..... 2,495,000 2,495,296
West Village & Millennium Hall Student Housing at Towson University , Revenue,
Senior Lien , 2012 , 5% , 7/01/27 ...................................... 940,000 940,719

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Maryland Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
Maryland Health & Higher Educational Facilities Authority ,
Adventist Healthcare Obligated Group , Revenue , 2016 A , 5.5% , 1/01/46 ......... $ 9,750,000 $ 9,848,478
Adventist Healthcare Obligated Group , Revenue , 2020 , Refunding , 4% , 1/01/38 ... 865,000 815,327
Adventist Healthcare Obligated Group , Revenue , 2021 B , 4% , 1/01/51 .......... 2,000,000 1,679,675
Charlestown Community, Inc. , Revenue , 2016 A , Refunding , 5% , 1/01/45 ........ 4,170,000 4,194,268
Frederick Health, Inc. Obligated Group , Revenue , 2020 , Refunding , 4% , 7/01/50 .. 1,715,000 1,549,911
Frederick Health, Inc. Obligated Group , Revenue , 2023 , Refunding , 5.25% , 7/01/53 1,500,000 1,548,683
Goucher College , Revenue , 2017 A , Refunding , 5% , 7/01/44 ................. 7,470,000 7,202,071
Johns Hopkins Medical Institutions Parking System , Revenue , 2001 , AMBAC
Insured , 5% , 7/01/27 .............................................. 655,000 659,733
Johns Hopkins Medical Institutions Parking System , Revenue , 2004 , AMBAC
Insured , 5% , 7/01/34 .............................................. 5,000,000 5,036,450
LifeBridge Health Obligated Group , Revenue , 2016 , Refunding , 5% , 7/01/47 ..... 4,000,000 4,038,540
Loyola University Maryland, Inc. , Revenue , 2014 , Refunding , 5% , 10/01/45 ...... 2,250,000 2,213,458
Loyola University Maryland, Inc. , Revenue , 2019 A , Refunding , 5% , 10/01/49 ..... 2,000,000 2,053,418
Maryland Institute College of Art , Revenue , 2012 , 5% , 6/01/29 ................ 1,000,000 1,000,428
Maryland Institute College of Art , Revenue , 2016 , Refunding , 4% , 6/01/42 ....... 5,325,000 4,746,934
MedStar Health Obligated Group , Revenue , 1997 , AMBAC Insured , ETM, 5% ,
7/01/27 ........................................................ 5,935,000 6,025,088
MedStar Health Obligated Group , Revenue , 2013 A , 5% , 8/15/38 .............. 5,000,000 5,000,280
MedStar Health Obligated Group , Revenue , 2015 , Refunding , 5% , 8/15/38 ....... 2,100,000 2,111,751
MedStar Health Obligated Group , Revenue , 2017 A , 5% , 5/15/45 .............. 5,000,000 5,064,264
Meritus Medical Center Obligated Group , Revenue , 2015 , Refunding , 5% , 7/01/40 . 8,535,000 8,567,764
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 5% , 6/01/28 .......... 630,000 644,809
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 5% , 6/01/30 .......... 1,225,000 1,268,342
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 5% , 6/01/32 .......... 800,000 829,376
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 4% , 6/01/34 .......... 350,000 335,244
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 4% , 6/01/36 .......... 1,125,000 1,066,439
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 4% , 6/01/40 .......... 1,850,000 1,673,542
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 4% , 6/01/46 .......... 1,000,000 862,080
Stevenson University, Inc. , Revenue , 2021 A , Refunding , 4% , 6/01/55 .......... 3,250,000 2,726,906
University of Maryland Medical System Obligated Group , Revenue , 2017 B ,
Refunding , 5% , 7/01/39 ............................................ 10,000,000 10,225,700
University of Maryland Medical System Obligated Group , Revenue , 2017 D , 4% ,
7/01/48 ........................................................ 5,000,000 4,635,125
Maryland Industrial Development Financing Authority ,
McDonogh School, Inc. , Revenue , 2019 , Refunding , 4% , 9/01/43 .............. 1,100,000 1,052,745
McDonogh School, Inc. , Revenue , 2019 , Refunding , 4% , 9/01/48 .............. 610,000 557,414
Maryland Stadium Authority ,
Baltimore City Public School Construction Financing Fund , Revenue , 2016 , Pre-
Refunded , 5% , 5/01/46 ............................................ 4,085,000 4,205,537
Baltimore City Public School Construction Financing Fund , Revenue , 2020 A , 5% ,
5/01/50 ........................................................ 11,225,000 12,132,100
Built to Learn , Revenue , 2021 , 4% , 6/01/35 .............................. 1,590,000 1,609,249
Built to Learn , Revenue , 2022 A , 4% , 6/01/47 ............................. 5,000,000 4,736,631
Maryland State Transportation Authority ,
Revenue , 2020 , 4% , 7/01/45 ......................................... 4,000,000 3,839,597
Revenue , 2021 A , Refunding , 5% , 7/01/46 ............................... 2,000,000 2,112,675
Montgomery County Housing Opportunities Commission , Revenue , 2023 C , 5.125% ,
1/01/53 ......................................................... 915,000 958,297
State of Maryland , GO , 2022 A , 5% , 6/01/37 ...............................
8,000,000 8,959,378
State of Maryland Department of Transportation ,
Maryland Aviation Administration , Revenue , 2021 B , 5% , 8/01/46 .............. 3,000,000 3,097,245
Maryland Aviation Administration , Revenue , 2021 B , 4% , 8/01/51 .............. 3,500,000 3,117,346
Town of Chestertown ,
Washington College , Revenue , 2021 A , Refunding , 4% , 3/01/34 ............... 3,420,000 3,171,402

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Maryland Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
Town of Chestertown, (continued)
Washington College , Revenue , 2021 A , Refunding , 4% , 3/01/36 ............... $ 2,700,000 $ 2,466,883
Washington College , Revenue , 2021 A , Refunding , 4% , 3/01/37 ............... 3,095,000 2,793,784
University System of Maryland , Revenue , 2021 A , Refunding , 4% , 4/01/51 ........
5,260,000 4,958,135
Washington Suburban Sanitary Commission ,
Revenue , 2023 , 4% , 6/01/49 ......................................... 9,500,000 9,185,315
Revenue, Second Series , 2016 , 4% , 6/01/43 ............................. 5,000,000 4,843,961
261,714,161
New Jersey 0.8%
New Jersey Transportation Trust Fund Authority , Revenue , 2022 BB , 4% , 6/15/39 ...
2,500,000 2,470,778
South Carolina 0.7%
South Carolina Jobs-Economic Development Authority ,
a
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 700,000 593,713
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 700,000 593,713
a
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-2 , Zero Cpn., 6/01/52 1,350,000 961,047
2,148,473
Texas 0.5%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 550,000 538,679
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 1,300,000 1,012,441
1,551,120
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 700,000 593,768
Wisconsin 0.4%
a
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 800,000 646,487
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 500,000 507,811
1,154,298
U.S. Territories 7.1%
District of Columbia 3.6%
Washington Metropolitan Area Transit Authority ,
Dedicated , Revenue , 2020 A , 5% , 7/15/45 ............................... 2,500,000 2,634,863
Dedicated , Revenue , 2021 A , 5% , 7/15/46 ............................... 3,000,000 3,178,337
Dedicated , Revenue , 2023 A , 5% , 7/15/43 ............................... 2,500,000 2,701,033
Dedicated , Revenue , 2023 A , 4.125% , 7/15/47 ............................ 2,500,000 2,422,179
10,936,412
Puerto Rico 3.5%
HTA HRRB Custodial Trust , Revenue , 2007 CC , 5.25% , 7/01/33 ................
347,342 344,642
HTA TRRB Custodial Trust ,
Revenue , 2005 L , 5.25% , 7/01/41 ..................................... 2,094,826 2,049,846
Puerto Rico Electric Power Authority ,
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 2,000,000 1,972,254
c
Revenue , WW , 5.5% , 7/01/38 ......................................... 1,975,000 523,375
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 3,600,000 3,577,395

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Maryland Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 198 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp., (continued)
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. $ 1,900,000 $ 1,900,616
10,368,128
Total U.S. Territories .................................................................... 21,304,540
Total Municipal Bonds (Cost $ 309,074,314 ) .....................................
294,091,355
Shares
Escrows and Litigation Trusts 0.0%
†
d ,e
Puerto Rico Electric Power Authority, Escrow Account ........................ 100,330 80,264
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
80,264
Total Long Term Investments (Cost $ 309,074,314 ) ...............................
294,171,619
a
a a a a
Short Term Investments 0.6%
Principal
Amount
Municipal Bonds 0.6%
Maryland 0.6%
f
County of Montgomery , GO , 2017 E , SPA US Bank NA , Daily VRDN and Put , 3.95% ,
11/01/37 ........................................................ 1,800,000 1,800,000
Total Municipal Bonds (Cost $ 1,800,000 ) .......................................
1,800,000
Total Short Term Investments (Cost $ 1,800,000 ) .................................
1,800,000
a
Total Investments (Cost $ 310,874,314 ) 98.4% ...................................
$295,971,619
Other Assets, less Liabilities 1.6% .............................................
4,697,029
Net Assets 100.0% ...........................................................
$300,668,648
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2024, the aggregate value of these securities was $10,922,052, representing 3.6% of net assets.
b
The maturity date shown represents the mandatory put date.
c
Defaulted security or security for which income has been deemed uncollectible.
d
Non-income producing.
e
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
f
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2024
Franklin Massachusetts Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 900,000 $ 872,944
Total Corporate Bonds (Cost $ 900,000 ) ........................................
872,944
Senior Floating Rate Interests 0.4%
Residential REITs 0.4%
a ,b
Centennial Gardens LP , First Lien, Delayed Draw CME Term Loan, 1 , 6.886% ,
( 1-month SOFR + 1.55% ), 7/27/24 ..................................... 1,000,000 1,002,865
Total Senior Floating Rate Interests (Cost $ 1,000,000 ) ...........................
1,002,865
Municipal Bonds 97.7%
California 0.4%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 1,200,000 1,077,478
Florida 1.6%
c
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 750,000 515,925
c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , Zero Cpn., 3/01/29 ........................................ 2,800,000 2,185,621
c
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 2,000,000 1,763,000
4,464,546
Illinois 0.4%
State of Illinois ,
GO , 2017 D , 5% , 11/01/27 ........................................... 140,000 145,459
GO , 2020 B , 5% , 10/01/29 ........................................... 1,000,000 1,061,200
1,206,659
Massachusetts 88.9%
City of Worcester , GO , 2020 A , 3% , 2/01/42 ................................
1,685,000 1,371,987
Commonwealth of Massachusetts ,
GO , 2017 F , 5% , 11/01/46 ........................................... 5,000,000 5,129,679
GO , 2022 E , 5% , 11/01/52 ........................................... 3,000,000 3,186,853
GO , A , 5.25% , 4/01/42 .............................................. 5,000,000 5,197,026
Revenue , 2005 , Refunding , AGMC, NATL Insured , 5.5% , 1/01/34 .............. 11,900,000 13,566,674
Transportation Fund , Revenue , 2016 B , 4% , 6/01/45 ....................... 5,000,000 4,766,798
Transportation Fund , Revenue , 2017 A , Refunding , 5% , 6/01/43 ............... 4,805,000 4,971,197
Transportation Fund , Revenue , 2018 A , 5% , 6/01/48 ....................... 5,000,000 5,155,191
Transportation Fund , Revenue , 2023 A , 5% , 6/01/53 ....................... 5,000,000 5,341,828
Massachusetts Bay Transportation Authority ,
Sales Tax , Revenue , A , 5% , 7/01/40 .................................... 5,000,000 5,057,079
Sales Tax , Revenue , A-1 , Refunding , 5.25% , 7/01/30 ....................... 4,000,000 4,470,002
Sales Tax , Revenue, Senior Lien , B , Refunding , 5% , 7/01/33 ................. 2,500,000 2,537,756
Massachusetts Development Finance Agency ,
Beth Israel Lahey Health Obligated Group , Revenue , 2015 F , Refunding , 5% , 8/15/32 2,975,000 2,998,176
Beth Israel Lahey Health Obligated Group , Revenue , 2015 F , Refunding , 5% , 8/15/34 5,000,000 5,039,176
Beth Israel Lahey Health Obligated Group , Revenue , 2023 M , 5% , 7/01/34 ....... 1,500,000 1,682,887
Boston Medical Center Corp. Obligated Group , Revenue , 2023 G , Refunding , 5.25% ,
7/01/52 ........................................................ 3,535,000 3,723,690
Brandeis University , Revenue , 2019 S-1 , Refunding , 5% , 10/01/39 ............. 2,660,000 2,819,371
Broad Institute, Inc. (The) , Revenue , 2017 , Refunding , 4% , 4/01/41 ............ 5,000,000 4,808,794
Dana-Farber Cancer Institute Obligated Group , Revenue , 2016 N , 5% , 12/01/46 .. 6,890,000 6,968,763
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2021 C , 4% ,
11/01/46 ....................................................... 1,250,000 1,169,828

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Massachusetts Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts (continued)
Massachusetts Development Finance Agency, (continued)
Loomis Obligated Group , Revenue , 2021 , 4% , 1/01/41 ...................... $ 435,000 $ 405,903
Loomis Obligated Group , Revenue , 2021 , 4% , 1/01/51 ...................... 300,000 256,925
c
Loomis Obligated Group , Revenue , 144A, 2022 , Refunding , 4% , 1/01/31 ........ 870,000 872,136
c
Loomis Obligated Group , Revenue , 144A, 2022 , Refunding , 4% , 1/01/41 ........ 485,000 452,558
c
Loomis Obligated Group , Revenue , 144A, 2022 , Refunding , 4% , 1/01/51 ........ 520,000 445,337
Mass General Brigham, Inc. , Revenue , 2017 S-1 , Refunding , 5% , 7/01/33 ....... 1,880,000 1,973,531
Mass General Brigham, Inc. , Revenue , 2017 S-1 , Refunding , 4% , 7/01/41 ....... 7,500,000 7,271,871
Mass General Brigham, Inc. , Revenue , 2024 D , Refunding , 5% , 7/01/54 ......... 1,500,000 1,574,381
Merrimack College , Revenue , 2021 B , 4% , 7/01/50 ........................ 3,650,000 3,102,363
Merrimack College , Revenue , 2022 , 5% , 7/01/52 .......................... 1,000,000 996,085
c
National Senior Communities, Inc. Obligated Group , Revenue , 144A, 2018 , 5% ,
11/15/38 ....................................................... 3,000,000 3,090,524
c
National Senior Communities, Inc. Obligated Group , Revenue , 144A, 2018 , 5.125% ,
11/15/46 ....................................................... 5,000,000 5,105,402
Northeastern University , Revenue , 2014 A , 5% , 3/01/44 ..................... 5,000,000 4,757,483
Northeastern University , Revenue , 2022 , Refunding , 5% , 10/01/44 ............. 2,375,000 2,562,936
President & Trustees of Williams College , Revenue , 2017 S , 4% , 7/01/46 ........ 5,000,000 4,872,584
President and Fellows of Harvard College , Revenue , 2024 B , 5% , 2/15/33 ....... 3,000,000 3,425,264
Seven Hills Foundation Obligated Group , Revenue , 2021 , Refunding , 4% , 9/01/39 . 750,000 722,550
Seven Hills Foundation Obligated Group , Revenue , 2021 , Refunding , 4% , 9/01/41 . 500,000 470,780
Seven Hills Foundation Obligated Group , Revenue , 2021 , Refunding , 4% , 9/01/48 . 1,750,000 1,548,290
Simmons University , Revenue , 2023 N , Refunding , 5% , 10/01/43 .............. 1,750,000 1,743,245
Southcoast Health System Obligated Group , Revenue , 2021 G , Refunding , 4% ,
7/01/46 ........................................................ 3,000,000 2,684,728
Southcoast Health System Obligated Group , Revenue , 2021 G , Refunding , 5% ,
7/01/50 ........................................................ 5,590,000 5,710,015
Springfield College , Revenue , 2021 B , Refunding , 4% , 6/01/50 ................ 2,695,000 2,220,146
Suffolk University , Revenue , 2021 , 4% , 7/01/46 ........................... 2,000,000 1,725,922
Suffolk University , Revenue , 2021 , 4% , 7/01/51 ........................... 5,000,000 4,141,042
Trustees of Boston College , Revenue , 2017 T , Refunding , 5% , 7/01/42 .......... 3,750,000 3,870,469
Trustees of Boston University , Revenue , BB-1 , 4% , 10/01/46 ................. 5,000,000 4,807,711
Wellesley College , Revenue , 2018 L , Refunding , 4% , 7/01/44 ................. 6,160,000 6,168,249
Wheaton College , Revenue , 2021 I , 5% , 1/01/53 .......................... 3,000,000 2,931,133
Woods Hole Oceanographic Institution , Revenue , 2018 , Refunding , 5% , 6/01/35 .. 1,200,000 1,262,839
Woods Hole Oceanographic Institution , Revenue , 2018 , Refunding , 5% , 6/01/36 .. 1,000,000 1,049,434
Worcester Polytechnic Institute , Revenue , 2017 , Refunding , 5% , 9/01/42 ........ 1,090,000 1,119,792
Worcester Polytechnic Institute , Revenue , 2019 , 4% , 9/01/44 ................. 1,350,000 1,290,867
Massachusetts Educational Financing Authority ,
Revenue , 2017 B , Refunding , 4.25% , 7/01/46 ............................. 2,500,000 2,243,195
Revenue , 2021 C , 3% , 7/01/51 ........................................ 3,000,000 1,957,000
Revenue , 2023 C , 5% , 7/01/53 ........................................ 4,375,000 4,080,715
Massachusetts Health & Educational Facilities Authority , Trustees of Boston College ,
Revenue , M-2 , 5.5% , 6/01/35 ......................................... 8,600,000 10,112,833
Massachusetts Housing Finance Agency ,
Revenue , 2009 C , 5.125% , 12/01/39 ................................... 75,000 75,044
Revenue , 2009 C , 5.35% , 12/01/49 .................................... 210,000 210,044
Revenue , 2012 F , 3.15% , 12/01/32 ..................................... 105,000 94,415
Revenue , 2012 F , 3.45% , 12/01/37 ..................................... 45,000 40,620
Revenue , 214 , GNMA Insured , 2.55% , 12/01/34 ........................... 1,000,000 821,458
Revenue , 214 , GNMA Insured , 2.8% , 12/01/39 ............................ 2,860,000 2,345,153
Revenue , A , 3.25% , 12/01/27 ......................................... 4,000,000 3,865,250
Revenue , A , 3.5% , 12/01/31 .......................................... 5,805,000 5,551,543

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Massachusetts Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts (continued)
Massachusetts Port Authority , Revenue , 2021 B , Refunding , 5% , 7/01/39 .........
$ 1,175,000 $ 1,242,770
Massachusetts School Building Authority , Revenue, Senior Lien , 2016 C , Refunding ,
5% , 11/15/34 ..................................................... 5,000,000 5,167,400
Massachusetts Transportation Trust Fund , Metropolitan Highway System , Revenue ,
2019 B-1 , Refunding , 5% , 1/01/37 ..................................... 1,015,000 1,085,437
Massachusetts Water Resources Authority ,
Revenue , 2016 C , Pre-Refunded , 5% , 8/01/40 ............................ 5,000,000 5,168,273
Revenue , 2018 B , 5% , 8/01/43 ........................................ 4,000,000 4,157,804
Revenue , B , Refunding , AGMC Insured , 5.25% , 8/01/28 ..................... 5,490,000 5,946,719
Revenue , B , 5% , 8/01/40 ............................................ 1,140,000 1,180,157
Revenue , B , 5% , 8/01/42 ............................................ 3,145,000 3,246,237
Town of Natick , GO , 2018 , 4% , 7/15/35 ...................................
4,970,000 5,063,848
Town of Plymouth , GO , 2017 , 4% , 5/01/47 .................................
5,000,000 4,793,019
University of Massachusetts Building Authority ,
Revenue , 2022-1 , 4% , 11/01/46 ....................................... 4,000,000 3,880,097
Revenue, Senior Lien , 1 , Pre-Refunded , 5% , 11/01/44 ...................... 760,000 764,049
Revenue, Senior Lien , 2017-1 , 5.25% , 11/01/42 ........................... 5,000,000 5,224,335
252,912,665
New Jersey 0.5%
New Jersey Transportation Trust Fund Authority ,
Revenue , 2018 A , Refunding , 5% , 12/15/32 .............................. 1,000,000 1,052,278
Revenue , 2020 AA , 3% , 6/15/50 ....................................... 500,000 362,912
1,415,190
New York 0.9%
Metropolitan Transportation Authority ,
Revenue , 2020 A-1 , 4% , 11/15/40 ..................................... 750,000 733,305
Revenue , 2020 A-1 , 4% , 11/15/53 ..................................... 1,900,000 1,729,596
2,462,901
South Carolina 0.7%
South Carolina Jobs-Economic Development Authority ,
c
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 800,000 678,529
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 800,000 678,529
c
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 1,000,000 818,274
2,175,332
Texas 0.5%
Lake Houston Redevelopment Authority , City of Houston Reinvestment Zone No. 10 ,
Revenue , 2021 , Refunding , 3% , 9/01/37 ................................. 300,000 241,526
c
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 1,400,000 1,090,321
1,331,847
Washington 0.2%
c
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 800,000 678,592
Wisconsin 0.6%
c
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 800,000 646,487
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 1,000,000 1,015,622
1,662,109

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Massachusetts Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 198 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories 3.0%
Puerto Rico 3.0%
HTA TRRB Custodial Trust ,
Revenue , 2005 L , 5.25% , 7/01/41 ..................................... $ 205,375 $ 200,965
Revenue , 2007 N , 5.25% , 7/01/34 ..................................... 4,107,501 4,120,713
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/31 .. 440,000 459,638
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/39 .. 200,000 178,914
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
3,660,000 3,661,187
8,621,417
Total U.S. Territories .................................................................... 8,621,417
Total Municipal Bonds (Cost $ 291,649,152 ) .....................................
278,008,736
Total Long Term Investments (Cost $ 293,549,152 ) ...............................
279,884,545
a
a a a a
Short Term Investments 0.4%
Municipal Bonds 0.4%
Massachusetts 0.4%
d
Massachusetts Development Finance Agency , Trustees of Boston University , Revenue ,
2008 U6E , Refunding , LOC TD Bank NA , Daily VRDN and Put , 4% , 10/01/42 ..... 1,100,000 1,100,000
Total Municipal Bonds (Cost $ 1,100,000 ) .......................................
1,100,000
Total Short Term Investments (Cost $ 1,100,000 ) .................................
1,100,000
a
Total Investments (Cost $ 294,649,152 ) 98.8% ...................................
$280,984,545
Other Assets, less Liabilities 1.2% .............................................
3,471,177
Net Assets 100.0% ...........................................................
$284,455,722
a
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
b
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2024, the aggregate value of these securities was $19,358,328, representing 6.8% of net assets.
d
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2024
Franklin Michigan Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 1,800,000 $ 1,745,887
Total Corporate Bonds (Cost $ 1,800,000 ) .......................................
1,745,887
Municipal Bonds 96.3%
California 0.4%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 2,650,000 2,379,432
Florida 2.0%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 5,256,000 4,548,942
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 900,000 619,110
b
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , Zero Cpn., 3/01/29 ........................................ 6,125,000 4,781,046
b
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 4,100,000 3,614,150
13,563,248
Illinois 0.6%
Metropolitan Pier & Exposition Authority , Revenue , 2022 A , Refunding , 4% , 6/15/52 ..
2,500,000 2,244,701
State of Illinois , GO , 2021 B , 4% , 12/01/39 ................................
1,860,000 1,796,796
4,041,497
Kentucky 1.0%
b
Louisville/Jefferson County Metropolitan Government , PSG Vesta Derby Oaks LLC ,
Revenue , 144A, 2022 A , Zero Cpn., 5/01/52 .............................. 8,625,000 6,440,567
Michigan 84.8%
Bangor Township School District , GO , 2023 , 5% , 5/01/53 ......................
2,000,000 2,092,989
Battle Creek School District , GO , 2022 , 4% , 5/01/45 .........................
3,000,000 2,917,611
Belding Area Schools , GO , 2022 , 4.25% , 5/01/52 ...........................
7,330,000 7,055,958
Byron Center Public Schools ,
GO , 2017 I , 5% , 5/01/34 ............................................. 1,000,000 1,045,994
GO , 2017 I , 5% , 5/01/35 ............................................. 1,920,000 2,005,438
GO , 2017 I , 5% , 5/01/36 ............................................. 650,000 678,141
GO , 2017 I , 5% , 5/01/37 ............................................. 1,480,000 1,537,684
GO , 2017 I , 5% , 5/01/38 ............................................. 1,330,000 1,375,687
GO , 2017 I , 5% , 5/01/47 ............................................. 6,730,000 6,824,052
Caledonia Community Schools , GO , 2023 I , 5% , 5/01/53 ......................
2,000,000 2,114,172
Central Michigan University ,
Revenue , 2014 , Refunding , 5% , 10/01/34 ................................ 1,600,000 1,602,815
Revenue , 2014 , Refunding , 5% , 10/01/39 ................................ 2,000,000 2,000,521
Revenue , 2021 , Refunding , 3% , 10/01/46 ................................ 1,325,000 983,012
Charter Township of Bloomfield , GO , 2016 , Refunding , 5% , 5/01/32 ..............
1,000,000 1,027,184
City of Battle Creek , Water & Wastewater System , Revenue , 2016 A , 5% , 6/01/36 ...
1,300,000 1,331,070
City of Detroit ,
Great Lakes Water Authority Water Supply System , Revenue, Second Lien , 2003 B ,
NATL Insured , 5% , 7/01/34 ......................................... 25,000 25,024
Great Lakes Water Authority Water Supply System , Revenue, Senior Lien , 06 A ,
AGMC Insured , 5% , 7/01/34 ........................................ 30,000 30,030
City of Grand Rapids ,
Sanitary Sewer System , Revenue , 2018 , 5% , 1/01/37 ....................... 1,040,000 1,090,727
Sanitary Sewer System , Revenue , 2018 , 5% , 1/01/43 ....................... 1,000,000 1,034,212
Sanitary Sewer System , Revenue , 2020 , Refunding , 5% , 1/01/45 .............. 2,000,000 2,102,055

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
City of Grand Rapids, (continued)
Water Supply System , Revenue , 2016 , Refunding , 5% , 1/01/41 ............... $ 2,190,000 $ 2,211,597
Water Supply System , Revenue , 2016 , Refunding , 5% , 1/01/46 ............... 2,525,000 2,540,330
Water Supply System , Revenue , 2018 , Refunding , 5% , 1/01/43 ............... 1,500,000 1,551,317
Water Supply System , Revenue , 2018 , Refunding , 5% , 1/01/48 ............... 2,000,000 2,055,876
Water Supply System , Revenue , 2020 , 5% , 1/01/40 ........................ 2,400,000 2,561,918
Water Supply System , Revenue , 2020 , 5% , 1/01/50 ........................ 3,000,000 3,134,225
City of Lansing ,
GO , 2023 , AGMC Insured , 4.25% , 6/01/53 ............................... 2,225,000 2,072,674
GO , 2023 B , Refunding , AGMC Insured , 5% , 6/01/48 ....................... 9,980,000 10,452,002
Comstock Public Schools , GO , 2022 I , 4% , 5/01/52 ..........................
3,000,000 2,745,873
County of Kent ,
GO , 2016 , 5% , 6/01/32 ............................................. 1,305,000 1,341,504
GO , 2016 , 5% , 6/01/33 ............................................. 1,275,000 1,308,931
County of Muskegon ,
GO , 2015 , Refunding , 5% , 11/01/33 .................................... 1,360,000 1,381,274
GO , 2015 , Refunding , 5% , 11/01/36 .................................... 1,735,000 1,759,516
Detroit City School District , GO , 2001 A , AGMC Insured , 6% , 5/01/29 ............
7,525,000 7,976,021
DeWitt Public Schools ,
GO , 2017 , 5% , 5/01/30 ............................................. 500,000 522,190
GO , 2017 , 5% , 5/01/33 ............................................. 815,000 849,327
GO , 2017 , 5% , 5/01/34 ............................................. 1,000,000 1,040,072
GO , 2017 , 5% , 5/01/35 ............................................. 1,000,000 1,038,026
GO , 2017 , 5% , 5/01/36 ............................................. 1,000,000 1,036,829
Downriver Utility Wastewater Authority ,
Revenue , 2018 , Refunding , AGMC Insured , 5% , 4/01/34 .................... 510,000 531,455
Revenue , 2018 , Refunding , AGMC Insured , 5% , 4/01/36 .................... 1,600,000 1,659,692
Revenue , 2018 , Refunding , AGMC Insured , 5% , 4/01/38 .................... 1,500,000 1,544,244
Revenue , 2018 , Refunding , AGMC Insured , 5% , 4/01/43 .................... 3,000,000 3,070,000
East Grand Rapids Public School District , GO , 2024 I , 5% , 5/01/53 ..............
700,000 729,754
East Lansing School District ,
GO , 2017 I , 5% , 5/01/35 ............................................. 1,500,000 1,565,479
GO , 2017 I , 5% , 5/01/37 ............................................. 1,100,000 1,142,256
GO , 2017 I , 5% , 5/01/42 ............................................. 3,500,000 3,609,525
Farmington Public School District ,
GO , 2015 , Refunding , AGMC Insured , 5% , 5/01/27 ......................... 1,000,000 1,010,458
GO , 2015 , Refunding , AGMC Insured , 5% , 5/01/28 ......................... 2,000,000 2,020,199
GO , 2015 , Refunding , AGMC Insured , 5% , 5/01/32 ......................... 4,035,000 4,077,919
GO , 2015 , Refunding , AGMC Insured , 5% , 5/01/33 ......................... 2,900,000 2,930,587
GO , 2015 , Refunding , AGMC Insured , 5% , 5/01/34 ......................... 3,000,000 3,032,448
GO , 2015 , Refunding , AGMC Insured , 5% , 5/01/35 ......................... 1,000,000 1,010,547
GO , 2018 , BAM Insured , 4.5% , 5/01/38 ................................. 7,225,000 7,372,968
Flat Rock Community School District , GO , 2022 I , 4.5% , 5/01/52 ................
2,100,000 1,977,148
Gerald R Ford International Airport Authority , Revenue , 2021 , 5% , 1/01/46 .........
2,000,000 2,096,887
Grand Traverse County Hospital Finance Authority ,
Munson Healthcare Obligated Group , Revenue , 2014 A , 5% , 7/01/44 ........... 2,000,000 2,000,403
Munson Healthcare Obligated Group , Revenue , 2014 A , 5% , 7/01/47 ........... 2,500,000 2,500,458
Munson Healthcare Obligated Group , Revenue , 2019 A , 5% , 7/01/44 ........... 1,110,000 1,143,932
Munson Healthcare Obligated Group , Revenue , 2019 B , 5% , 7/01/39 ........... 1,625,000 1,695,521
Munson Healthcare Obligated Group , Revenue , 2021 , Refunding , 3% , 7/01/51 .... 10,000,000 7,401,422
Grand Valley State University ,
Revenue , 2018 , 5% , 12/01/38 ........................................ 900,000 927,872
Revenue , 2018 , 5% , 12/01/43 ........................................ 1,800,000 1,834,673

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Grandville Public Schools ,
GO , II , AGMC Insured , 5% , 5/01/29 .................................... $ 750,000 $ 758,784
GO , II , AGMC Insured , 5% , 5/01/30 .................................... 1,000,000 1,010,816
GO , II , AGMC Insured , 5% , 5/01/31 .................................... 1,150,000 1,162,438
GO , II , AGMC Insured , 5% , 5/01/32 .................................... 1,165,000 1,177,496
GO , II , AGMC Insured , 5% , 5/01/34 .................................... 1,315,000 1,329,341
GO , II , AGMC Insured , 5% , 5/01/35 .................................... 1,225,000 1,237,701
GO , II , AGMC Insured , 5% , 5/01/37 .................................... 2,915,000 2,937,671
GO , II , AGMC Insured , 5% , 5/01/40 .................................... 6,215,000 6,251,164
Great Lakes Water Authority ,
Sewage Disposal System , Revenue, Second Lien , 2022 B , 5.5% , 7/01/52 ....... 1,500,000 1,633,804
Water Supply System , Revenue, Second Lien , 2022 B , 5.5% , 7/01/52 .......... 5,000,000 5,446,013
Gull Lake Community School District ,
GO , 2018 I , 5% , 5/01/45 ............................................. 4,000,000 4,118,997
GO , 2018 I , 5% , 5/01/48 ............................................. 1,000,000 1,025,817
Hudsonville Public Schools , GO , 2017 , Refunding , 5% , 5/01/41 .................
2,500,000 2,592,653
Kent Hospital Finance Authority , Mary Free Bed Rehabilitation Hospital Obligated
Group , Revenue , 2021 A , 3% , 4/01/51 .................................. 6,010,000 4,156,805
Kentwood Economic Development Corp. ,
Holland Home Obligated Group , Revenue , 2021 , 4% , 11/15/45 ................ 1,655,000 1,324,955
Holland Home Obligated Group , Revenue , 2022 , Refunding , 4% , 11/15/31 ....... 1,940,000 1,840,207
Holland Home Obligated Group , Revenue , 2022 , Refunding , 4% , 11/15/43 ....... 8,820,000 7,224,140
Kentwood Public Schools , GO , 2016 , 5% , 5/01/44 ...........................
2,920,000 2,945,444
Lansing Board of Water & Light , Revenue , 2024 A , Refunding , 5% , 7/01/54 ........
9,500,000 10,134,509
Lansing School District ,
GO , 2016 I , 5% , 5/01/39 ............................................. 2,125,000 2,149,725
GO , 2016 I , 5% , 5/01/40 ............................................. 2,200,000 2,225,195
Ludington Area School District , GO , 2022 II , BAM Insured , 4% , 5/01/51 ...........
7,820,000 7,158,792
Macomb Interceptor Drain Drainage District , Special Assessment , 2017 A , Refunding ,
5% , 5/01/42 ...................................................... 4,000,000 4,112,955
Melvindale Northern Allen Park Public Schools , GO , 2022 , AGMC Insured ,
4.375% , 5/01/47 ................................................... 1,500,000 1,474,846
Meridian Public School District , GO , 2015 , Refunding , 5% , 5/01/31 ..............
1,130,000 1,141,210
Michigan Finance Authority ,
Albion College , Revenue , 2022 , Refunding , 5% , 12/01/36 .................... 3,270,000 2,127,636
Albion College , Revenue , 2022 , Refunding , 4% , 12/01/46 .................... 5,365,000 3,169,455
Albion College , Revenue , 2022 , Refunding , 4% , 12/01/51 .................... 3,415,000 1,914,952
Bronson Health Care Group Obligated Group , Revenue , 2019 A , Refunding , 5% ,
5/15/54 ........................................................ 11,000,000 11,109,348
Calvin University Obligated Group , Revenue , 2021 , Refunding , 3% , 9/01/50 ...... 895,000 597,981
Calvin University Obligated Group , Revenue , 2021 , Refunding , 4% , 9/01/50 ...... 2,600,000 2,240,732
Clean Water Revolving Fund , Revenue , 2016 B , Refunding , 4% , 10/01/30 ....... 2,750,000 2,780,105
Clean Water Revolving Fund , Revenue , 2018 B , Refunding , 5% , 10/01/38 ....... 8,055,000 8,487,429
Corewell Health Obligated Group , Revenue , 2016 A , 5% , 11/01/44 ............. 12,000,000 12,098,941
County of Wayne , Revenue, Second Lien , 2020 , Refunding , BAM Insured , 4% ,
11/01/55 ....................................................... 4,000,000 3,566,445
Henry Ford Health System Obligated Group , Revenue , 2016 , Refunding , 5% ,
11/15/41 ....................................................... 7,000,000 7,071,987
Kalamazoo College , Revenue , 2018 , Refunding , 4% , 12/01/47 ................ 2,610,000 2,327,256
Kettering University , Revenue , 2020 , Refunding , 4% , 9/01/35 ................. 400,000 390,131
Kettering University , Revenue , 2020 , Refunding , 4% , 9/01/36 ................. 565,000 553,997
Kettering University , Revenue , 2020 , Refunding , 4% , 9/01/37 ................. 640,000 611,575
Kettering University , Revenue , 2020 , Refunding , 4% , 9/01/38 ................. 675,000 633,825
Kettering University , Revenue , 2020 , Refunding , 4% , 9/01/39 ................. 645,000 602,680
Kettering University , Revenue , 2020 , Refunding , 4% , 9/01/45 ................. 3,780,000 3,419,609

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Michigan Finance Authority, (continued)
Kettering University , Revenue , 2020 , Refunding , 4% , 9/01/50 ................. $ 3,000,000 $ 2,637,640
Lawrence Technological University Obligated Group , Revenue , 2022 , Refunding , 4% ,
2/01/42 ........................................................ 745,000 597,562
Michigan Finance Authority Clean Water Revolving Fund , Revenue , 2018 B ,
Refunding , 5% , 10/01/39 ........................................... 6,000,000 6,309,500
Provident Group - HFH Energy LLC , Revenue , 2024 , 5.5% , 2/28/49 ............ 1,500,000 1,615,698
Provident Group - HFH Energy LLC , Revenue , 2024 , 4.375% , 2/28/54 .......... 1,895,000 1,827,209
Provident Group - HFH Energy LLC , Revenue , 2024 , 5.5% , 2/28/57 ............ 1,750,000 1,880,807
Tobacco Settlement , Revenue, Senior Lien , 2020 A-2 , Refunding , 5% , 6/01/40 .... 1,000,000 1,035,858
Tobacco Settlement , Revenue, Senior Lien , 2020 A , 1 , Refunding , 4% , 6/01/49 ... 7,170,000 6,381,135
Tobacco Settlement , Revenue, Senior Lien , 2020 B-1 , 2 , Refunding , 5% , 6/01/49 .. 1,560,000 1,584,184
Trinity Health Corp. Obligated Group , Revenue , 2016 MI , 5% , 12/01/45 ......... 7,710,000 7,759,650
Trinity Health Corp. Obligated Group , Revenue , 2016 MI , Pre-Refunded , 5% ,
12/01/45 ....................................................... 290,000 298,678
University of Detroit Mercy Obligated Group , Revenue , 2023 , Refunding , 5.5% ,
11/01/48 ....................................................... 2,000,000 1,932,507
University of Detroit Mercy Obligated Group , Revenue , 2023 , Refunding , 5.625% ,
11/01/52 ....................................................... 2,280,000 2,216,624
Michigan State Building Authority ,
Revenue , 2016 I , Refunding , 5% , 4/15/41 ................................ 12,000,000 12,261,091
Revenue , 2016 I , Refunding , 5% , 10/15/46 ............................... 9,910,000 10,070,671
Revenue , 2016 I , Refunding , 5% , 10/15/51 ............................... 1,000,000 1,012,155
Revenue , 2019 I , Refunding , 4% , 4/15/54 ................................ 2,000,000 1,871,649
Revenue , 2021 I , 3% , 10/15/51 ....................................... 1,500,000 1,113,270
Revenue , 2022 I , 4% , 10/15/52 ....................................... 4,250,000 3,914,330
Michigan State Hospital Finance Authority ,
Ascension Health Credit Group , Revenue , 1999 B-3 , 4% , 11/15/33 ............. 5,370,000 5,409,736
Ascension Health Credit Group , Revenue , 2010 F-7 , Refunding , 5% , 11/15/47 .... 10,000,000 10,098,220
Ascension Health Credit Group , Revenue , 2010 F-8 , Refunding , 5% , 11/15/46 .... 5,000,000 5,053,385
Michigan State Housing Development Authority ,
Revenue , 2019 B , 3.1% , 12/01/44 ..................................... 15,000,000 11,719,741
Revenue , 2020 A , 2.8% , 12/01/45 ..................................... 4,350,000 3,185,861
Revenue , 2020 A , 2.85% , 6/01/50 ..................................... 5,150,000 3,654,812
Revenue , 2021 A , 2.5% , 6/01/52 ...................................... 3,000,000 1,941,695
Revenue , 2021 A , 2.7% , 10/01/56 ..................................... 5,000,000 3,131,043
Revenue , 2021 A , 2.73% , 10/01/59 .................................... 5,000,000 3,028,481
Revenue , 2022 A , 4.1% , 6/01/43 ...................................... 5,000,000 4,776,594
Michigan State University , Revenue , 2015 A , 5% , 8/15/40 .....................
8,500,000 8,558,168
Michigan Strategic Fund ,
State of Michigan Trunk Line , Revenue , 2018 , 5% , 6/30/33 ................... 2,200,000 2,251,685
State of Michigan Trunk Line , Revenue , 2018 , 5% , 6/30/48 ................... 7,000,000 7,000,081
Michigan Technological University ,
Revenue , 2015 A , 5% , 10/01/45 ....................................... 2,400,000 2,423,616
Revenue , 2023 A , AGMC Insured , 5% , 10/01/47 ........................... 3,000,000 3,104,611
Revenue , 2023 A , AGMC Insured , 5.25% , 10/01/52 ........................ 1,675,000 1,752,724
Revenue , 2023 C , AGMC Insured , 5.25% , 10/01/53 ........................ 2,000,000 2,148,928
Oakland University ,
Revenue , 2014 , Refunding , 5% , 3/01/39 ................................. 3,000,000 3,005,400
Revenue , 2016 , 5% , 3/01/41 ......................................... 5,000,000 5,038,598
Revenue , 2019 , 5% , 3/01/50 ......................................... 2,230,000 2,275,443
Plainwell Community Schools , GO , 2022 II , 4% , 5/01/52 ......................
7,000,000 6,545,903
Rochester Community School District , GO , 2016 I , 5% , 5/01/36 .................
2,800,000 2,857,304
Roseville Community Schools ,
GO , 2014 , Pre-Refunded , 5% , 5/01/30 .................................. 1,620,000 1,641,099

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Roseville Community Schools, (continued)
GO , 2014 , Pre-Refunded , 5% , 5/01/31 .................................. $ 1,585,000 $ 1,605,643
Saginaw Valley State University ,
Revenue , 2016 A , Refunding , 5% , 7/01/31 ............................... 2,170,000 2,216,086
Revenue , 2016 A , Refunding , 5% , 7/01/33 ............................... 1,240,000 1,266,543
Saline Area Schools ,
GO , 2016 , 5% , 5/01/34 ............................................. 2,750,000 2,814,435
GO , 2016 , 5% , 5/01/36 ............................................. 2,950,000 3,016,384
South Haven Public Schools ,
GO , 2015 B , AGMC Insured , 5% , 5/01/33 ................................ 350,000 353,723
GO , 2015 B , AGMC Insured , 5% , 5/01/35 ................................ 1,575,000 1,591,612
Sparta Area Schools , GO , 2019 II , 5% , 5/01/48 .............................
5,750,000 6,003,681
State of Michigan , Trunk Line , Revenue , 2023 , 5.25% , 11/15/49 ................
2,000,000 2,194,152
Trenton Public Schools School District ,
GO , 2018 , 5% , 5/01/42 ............................................. 4,920,000 5,119,452
GO , 2018 , 5% , 5/01/45 ............................................. 11,480,000 11,850,805
Universal Academy ,
Revenue , 2021 , Refunding , 2% , 12/01/26 ................................ 305,000 289,404
Revenue , 2021 , Refunding , 4% , 12/01/31 ................................ 500,000 483,625
Revenue , 2021 , Refunding , 4% , 12/01/40 ................................ 1,100,000 986,571
University of Michigan ,
Revenue , 2015 , Pre-Refunded , 5% , 4/01/46 .............................. 2,000,000 2,059,853
Revenue , 2017 A , Pre-Refunded , 5% , 4/01/37 ............................ 2,700,000 2,823,466
Revenue , 2017 A , Pre-Refunded , 5% , 4/01/42 ............................ 5,635,000 5,892,679
Revenue , 2017 A , Pre-Refunded , 5% , 4/01/47 ............................ 5,000,000 5,228,641
Walled Lake Consolidated School District ,
GO , 2020 , 5% , 5/01/45 ............................................. 2,500,000 2,618,729
GO , 2022 , 5% , 5/01/49 ............................................. 1,500,000 1,580,611
Wayne County Airport Authority ,
Detroit Metropolitan Wayne County Airport , Revenue , 2018 A , 5% , 12/01/43 ...... 7,750,000 8,001,236
Detroit Metropolitan Wayne County Airport , Revenue , 2021 A , 5% , 12/01/40 ...... 3,330,000 3,587,357
Detroit Metropolitan Wayne County Airport , Revenue , 2021 A , 5% , 12/01/46 ...... 4,670,000 4,924,921
Detroit Metropolitan Wayne County Airport , Revenue , 2021 B , 5% , 12/01/39 ...... 1,675,000 1,763,263
Wayne State University ,
Revenue , 2015 A , Refunding , 5% , 11/15/31 .............................. 1,860,000 1,866,590
Revenue , 2018 A , 5% , 11/15/43 ....................................... 4,500,000 4,621,778
Revenue , 2018 A , 4% , 11/15/48 ....................................... 10,000,000 9,209,845
Wayne-Westland Community Schools ,
GO , 2022 , 3% , 11/01/44 ............................................. 2,830,000 2,150,217
GO , 2022 , 3% , 11/01/46 ............................................. 1,475,000 1,093,328
Western Michigan University ,
Revenue , 2015 A , Refunding , 5% , 11/15/30 .............................. 2,500,000 2,530,779
Revenue , 2015 A , Refunding , 5% , 11/15/40 .............................. 1,560,000 1,571,073
Revenue , 2015 A , Refunding , 5% , 11/15/45 .............................. 2,000,000 2,008,275
Revenue , 2019 A , Refunding , 5% , 11/15/44 .............................. 2,315,000 2,414,138
Revenue , 2021 A , AGMC Insured , 5% , 11/15/51 ........................... 2,785,000 2,906,622
Western School District , GO , 2022 , 5.25% , 5/01/52 ..........................
2,000,000 2,144,771
Zeeland Public Schools ,
GO , 2015 A , AGMC Insured , 5% , 5/01/31 ................................ 1,530,000 1,545,589
GO , 2015 A , AGMC Insured , 5% , 5/01/33 ................................ 2,000,000 2,019,484
GO , 2015 A , Pre-Refunded , AGMC Insured , 5% , 5/01/35 .................... 2,000,000 2,026,048
566,920,042

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey 0.1%
New Jersey Transportation Trust Fund Authority ,
Revenue , 2019 BB , 4% , 6/15/50 ....................................... $ 500,000 $ 463,385
Revenue , 2020 AA , 3% , 6/15/50 ....................................... 600,000 435,494
898,879
New York 1.3%
Metropolitan Transportation Authority , Revenue , 2021 A-1 , 4% , 11/15/48 ..........
9,300,000 8,527,320
South Carolina 1.2%
South Carolina Jobs-Economic Development Authority ,
b
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 1,800,000 1,526,690
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 1,800,000 1,526,691
b
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-2 , Zero Cpn., 6/01/52 6,200,000 4,413,698
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 1,000,000 818,274
8,285,353
Texas 0.5%
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 3% , 9/01/39 325,000 251,690
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 3% , 9/01/40 300,000 227,229
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 3,500,000 2,725,802
3,204,721
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,800,000 1,526,831
Wisconsin 0.2%
b
Public Finance Authority , Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 .............. 1,800,000 1,454,595
U.S. Territories 4.0%
Guam 0.5%
Guam Government Waterworks Authority ,
Revenue , 2020 A , 5% , 1/01/50 ........................................ 1,750,000 1,782,038
Guam Waterworks Authority Water And Wastewater System , Revenue , 2024 A ,
Refunding , 5% , 1/01/46 ............................................ 1,770,000 1,865,200
3,647,238
Puerto Rico 3.5%
HTA HRRB Custodial Trust ,
Revenue , 2007 CC , 5.25% , 7/01/32 .................................... 404,110 402,051
Revenue , 2007 CC , 5.25% , 7/01/36 .................................... 291,537 292,734
HTA TRRB Custodial Trust ,
Revenue , 2005 L , 5.25% , 7/01/41 ..................................... 3,203,851 3,135,058
Revenue , 2007 N , 5.25% , 7/01/34 ..................................... 6,095,532 6,115,137
Revenue , 2007 N , 5.25% , 7/01/36 ..................................... 410,750 412,438
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
12,900,000 12,904,183
23,261,601
Total U.S. Territories .................................................................... 26,908,839
Total Municipal Bonds (Cost $ 682,806,015 ) .....................................
644,151,324
Total Long Term Investments (Cost $ 684,606,015 ) ...............................
645,897,211
a
a a a a

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 198 .
Short Term Investments 1.3%
a a
Principal
Amount
a
Value
Municipal Bonds 1.3%
Michigan 1.3%
c
Green Lake Township Economic Development Corp. , Interlochen Center for the Arts ,
Revenue , 2004 , Refunding , LOC PNC Bank NA , Daily VRDN and Put , 4.05% ,
6/01/34 ......................................................... $ 3,800,000 $ 3,800,000
c
University of Michigan , Revenue , 2012 D-1 , Daily VRDN and Put , 3.7% , 12/01/24 ...
4,600,000 4,600,000
8,400,000
Total Municipal Bonds (Cost $ 8,400,000 ) .......................................
8,400,000
Total Short Term Investments (Cost $ 8,400,000 ) .................................
8,400,000
a
Total Investments (Cost $ 693,006,015 ) 97.9% ...................................
$654,297,211
Other Assets, less Liabilities 2.1% .............................................
14,540,137
Net Assets 100.0% ...........................................................
$668,837,348
a
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2024, the aggregate value of these securities was $27,920,763, representing 4.2% of net assets.
c
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2024
Franklin Minnesota Tax-Free Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.0%
Florida 1.0%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. $ 6,192,000 $ 5,359,027
a
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 2,100,000 1,444,590
6,803,617
Minnesota 95.1%
Alexandria Independent School District No. 206 , GO , 2017 A , Refunding , 3% , 2/01/37
29,905,000 26,237,938
Anoka-Hennepin Independent School District No. 11 ,
GO , 2018 A , 3.25% , 2/01/37 .......................................... 5,355,000 4,928,320
GO , 2018 A , 4% , 2/01/39 ............................................ 8,905,000 8,997,579
GO , 2018 A , 3.375% , 2/01/43 ......................................... 4,020,000 3,440,258
Becker Independent School District No. 726 ,
GO , 2022 A , Zero Cpn., 2/01/41 ....................................... 1,000,000 445,748
GO , 2022 A , Zero Cpn., 2/01/43 ....................................... 1,700,000 675,071
Blooming Prairie Independent School District No. 756 , GO , 2022 A , Refunding , 2.25% ,
2/01/45 ......................................................... 1,500,000 971,560
Brainerd Independent School District No. 181 ,
GO , 2018 A , 4% , 2/01/32 ............................................ 3,065,000 3,111,513
GO , 2018 A , 4% , 2/01/39 ............................................ 9,600,000 9,509,857
GO , 2018 A , 4% , 2/01/43 ............................................ 1,900,000 1,844,866
Centennial Independent School District No. 12 ,
GO , 2015 A , Refunding , Zero Cpn., 2/01/32 .............................. 1,450,000 1,081,840
GO , 2015 A , Refunding , Zero Cpn., 2/01/34 .............................. 1,600,000 1,093,688
GO , 2015 A , Refunding , Zero Cpn., 2/01/35 .............................. 350,000 229,121
City of Center City , Hazelden Betty Ford Foundation , Revenue , 2019 , Refunding , 4% ,
11/01/41 ........................................................ 1,000,000 909,583
City of Coon Rapids , Mississippi View Housing Partners LP , Revenue , 2023 , FNMA
Insured , 5.6% , 12/01/39 ............................................. 3,744,665 3,894,862
City of Corcoran , GO , 2023 A , BAM Insured , 4% , 2/01/53 .....................
3,605,000 3,377,938
City of Elk River , Electric , Revenue , 2021 B , 2.25% , 8/01/47 ...................
1,475,000 912,264
City of Fridley ,
GO , 2022 A , 4% , 2/01/36 ............................................ 350,000 351,556
GO , 2022 A , 4% , 2/01/37 ............................................ 735,000 740,911
GO , 2022 A , 4% , 2/01/38 ............................................ 800,000 806,360
Fridley Leased Housing Associates I LLLP , Revenue , 2018 , FNMA Insured , 3.75% ,
11/01/34 ....................................................... 9,338,335 8,637,875
a
Roers Fridley Apartments Owner II LLC , Revenue , 144A, 2023 A , 5.75% , 6/01/41 .. 16,000,000 15,965,562
City of Minneapolis ,
GO , 2018 , 4% , 12/01/46 ............................................. 3,500,000 3,393,706
GO , 2019 , 3% , 12/01/40 ............................................. 2,000,000 1,637,874
14th and Central LLLP , Revenue , 2020 , FNMA Insured , 2.35% , 2/01/38 ......... 7,408,538 5,593,559
Allina Health Obligated Group , Revenue , 2021 , 4% , 11/15/40 ................. 6,750,000 6,512,896
Fairview Health Services Obligated Group , Revenue , 2015 A , Refunding , 5% ,
11/15/44 ....................................................... 1,325,000 1,328,600
Fairview Health Services Obligated Group , Revenue , 2015 A , Refunding , AGMC
Insured , 5% , 11/15/44 ............................................. 10,000,000 10,052,489
Fairview Health Services Obligated Group , Revenue , 2018 A , Refunding , AGMC
Insured , 5% , 11/15/49 ............................................. 6,000,000 6,092,503
Fairview Health Services Obligated Group , Revenue , 2018 A , Refunding , 5% ,
11/15/49 ....................................................... 4,535,000 4,569,816
b
City of Mounds View , Sherman Forbes Housing Partners LP , Revenue , 2023 A ,
Mandatory Put , 4.05% , 11/01/24 ....................................... 1,000,000 997,156
City of Rochester ,
Electric Utility , Revenue , 2017 A , Refunding , 5% , 12/01/42 ................... 1,395,000 1,410,584

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
City of Rochester, (continued)
Electric Utility , Revenue , 2017 A , Refunding , 5% , 12/01/47 ................... $ 9,815,000 $ 9,876,346
Mayo Clinic , Revenue , 2016 B , Refunding , 5% , 11/15/33 .................... 9,425,000 10,718,520
Mayo Clinic , Revenue , 2016 B , Refunding , 5% , 11/15/34 .................... 5,235,000 6,006,112
Mayo Clinic , Revenue , 2016 B , Refunding , 5% , 11/15/36 .................... 8,400,000 9,761,992
Mayo Clinic , Revenue , 2018 , 4% , 11/15/48 ............................... 6,000,000 5,789,970
Mayo Clinic , Revenue , 2022 , Refunding , 3.25% , 11/15/41 ................... 4,000,000 3,508,241
Mayo Clinic , Revenue , 2022 , Refunding , 5% , 11/15/57 ...................... 2,000,000 2,136,164
City of St. Cloud ,
CentraCare Health System Obligated Group , Revenue , 2016 A , Refunding , 4% ,
5/01/37 ........................................................ 7,310,000 6,971,128
CentraCare Health System Obligated Group , Revenue , 2016 A , Refunding , 5% ,
5/01/46 ........................................................ 4,650,000 4,682,291
CentraCare Health System Obligated Group , Revenue , 2019 , Refunding , 5% ,
5/01/48 ........................................................ 10,000,000 10,223,952
City of St. Paul , Water , Revenue , 2023 A , 4% , 12/01/46 .......................
13,340,000 13,058,345
City of Wadena , Astera Health , Revenue , 2024 A , 5% , 12/01/45 .................
1,900,000 1,983,882
Cloquet Independent School District No. 94 , GO , 2015 B , 5% , 2/01/32 ............
3,615,000 3,643,172
County of Norman , GO , 2022 A , 3.25% , 2/01/52 ............................
3,115,000 2,438,828
County of Rice , GO , 2022 A , 4% , 2/01/48 .................................
5,200,000 4,961,476
Dakota County Community Development Agency , Revenue , 2011 A , GNMA Insured ,
4.875% , 12/01/33 .................................................. 350,000 350,060
Dawson-Boyd Independent School District No. 378 , GO , 2019 A , 3.125% , 2/01/40 ...
2,965,000 2,524,889
Duluth Economic Development Authority ,
Essentia Health Obligated Group , Revenue , 2018 A , Refunding , 5% , 2/15/53 ..... 15,830,000 15,928,822
Essentia Health Obligated Group , Revenue , 2018 A , Refunding , 5.25% , 2/15/53 ... 13,105,000 13,261,188
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2021 A , Refunding , 4% ,
6/15/38 ........................................................ 150,000 150,543
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2021 A , Refunding , 4% ,
6/15/39 ........................................................ 155,000 154,410
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2021 A , Refunding , 3% ,
6/15/44 ........................................................ 850,000 693,435
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 5% ,
6/15/29 ........................................................ 400,000 423,286
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 5% ,
6/15/30 ........................................................ 425,000 455,026
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 5% ,
6/15/31 ........................................................ 450,000 487,026
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 5% ,
6/15/32 ........................................................ 500,000 545,727
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 5% ,
6/15/33 ........................................................ 600,000 655,235
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 4% ,
6/15/34 ........................................................ 520,000 532,232
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 4% ,
6/15/35 ........................................................ 425,000 434,000
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 4% ,
6/15/36 ........................................................ 400,000 407,111
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 4% ,
6/15/37 ........................................................ 375,000 379,735
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 4% ,
6/15/38 ........................................................ 400,000 401,624
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 A , Refunding , 4% ,
6/15/39 ........................................................ 250,000 249,049
St. Luke's Hospital of Duluth Obligated Group , Revenue , 2022 B , 5.25% , 6/15/52 .. 8,000,000 8,536,207

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
Duluth Independent School District No. 709 ,
GO , 2015 B , Refunding , 2.5% , 2/01/26 .................................. $ 2,840,000 $ 2,749,372
GO , 2021 C , Zero Cpn., 2/01/29 ....................................... 1,870,000 1,494,168
GO , 2021 C , Zero Cpn., 2/01/30 ....................................... 1,275,000 970,284
GO , 2021 C , Zero Cpn., 2/01/31 ....................................... 1,325,000 958,792
GO , 2021 C , Zero Cpn., 2/01/32 ....................................... 1,080,000 741,798
GO , 2021 C , Zero Cpn., 2/01/33 ....................................... 1,075,000 699,954
Forest Lake Independent School District No. 831 , GO , 2023 A , 4% , 2/01/37 ........
2,000,000 2,034,121
Fridley Independent School District No. 14 , GO , 2016 A , 4% , 2/01/29 ............
2,220,000 2,233,589
Gibbon Independent School District No. 2365 ,
GO , 2023 A , 5% , 2/01/48 ............................................ 1,850,000 1,950,778
GO , 2023 A , 4.125% , 2/01/52 ......................................... 2,250,000 2,185,433
Hastings Independent School District No. 200 ,
GO , 2018 A , Zero Cpn., 2/01/38 ....................................... 4,685,000 2,530,767
GO , 2018 A , Zero Cpn., 2/01/39 ....................................... 4,685,000 2,366,176
GO , 2018 A , Zero Cpn., 2/01/40 ....................................... 4,685,000 2,237,443
Hennepin County Regional Railroad Authority ,
County of Hennepin , GO , 2019 A , 5% , 12/01/37 ........................... 1,000,000 1,061,233
County of Hennepin , GO , 2019 A , 5% , 12/01/38 ........................... 3,965,000 4,195,821
Hopkins Independent School District No. 270 ,
GO , 2019 A , 3% , 2/01/33 ............................................ 5,640,000 5,193,887
GO , 2019 A , 3% , 2/01/34 ............................................ 2,450,000 2,246,114
Jordan Independent School District No. 717 , GO , 2023 A , 4% , 2/01/42 ...........
1,300,000 1,292,830
Lakeview Independent School District No. 2167 , GO , 2021 A , 2% , 2/01/38 .........
1,055,000 758,557
Lakeville Independent School District No. 194 , GO , 2021 B , 2.125% , 2/01/42 .......
2,085,000 1,372,784
Mankato Independent School District No. 77 , COP , 2022 A , 3% , 2/01/42 ..........
2,730,000 2,120,929
Metropolitan Council ,
GO , 2020 B , 2.125% , 3/01/36 ......................................... 3,500,000 2,736,699
GO , 2020 B , 2.125% , 3/01/37 ......................................... 4,000,000 3,059,089
GO , 2020 B , 2.125% , 3/01/38 ......................................... 4,000,000 2,983,026
GO , 2022 C , 4% , 3/01/40 ............................................ 3,275,000 3,296,530
GO , 2022 C , 4% , 3/01/41 ............................................ 3,410,000 3,422,663
Minneapolis-St. Paul Metropolitan Airports Commission ,
Revenue , 2022 A , Refunding , 4.25% , 1/01/52 ............................. 2,990,000 2,856,152
Revenue, Senior Lien , 2016 C , 5% , 1/01/34 .............................. 2,870,000 2,977,456
Revenue, Senior Lien , 2016 C , 5% , 1/01/35 .............................. 4,025,000 4,175,465
Revenue, Senior Lien , 2016 C , 5% , 1/01/41 .............................. 20,730,000 21,263,542
Revenue, Senior Lien , 2016 C , 5% , 1/01/46 .............................. 14,475,000 14,770,555
Minnesota Agricultural & Economic Development Board , HealthPartners Obligated
Group , Revenue , 2024 , 5.25% , 1/01/54 ................................. 5,000,000 5,340,358
Minnesota Higher Education Facilities Authority ,
Macalester College , Revenue , 2017 , Refunding , 3% , 3/01/33 ................. 1,510,000 1,376,283
Macalester College , Revenue , 2021 , Refunding , 4% , 3/01/36 ................. 125,000 127,445
Macalester College , Revenue , 2021 , Refunding , 3% , 3/01/40 ................. 365,000 302,426
St. Catherine University , Revenue , 2023 , 5% , 10/01/43 ..................... 600,000 599,155
St. Catherine University , Revenue , 2023 , 5.125% , 10/01/48 .................. 750,000 742,362
St. Catherine University , Revenue , 2023 , 5% , 10/01/52 ..................... 3,000,000 2,874,532
St. John's University , Revenue , 2021 , Refunding , 4% , 10/01/32 ............... 255,000 257,376
St. John's University , Revenue , 2021 , Refunding , 4% , 10/01/33 ............... 240,000 242,030
St. John's University , Revenue , 2021 , Refunding , 4% , 10/01/34 ............... 355,000 357,953
St. John's University , Revenue , 2021 , Refunding , 3% , 10/01/37 ............... 250,000 211,463
St. John's University , Revenue , 2021 , Refunding , 3% , 10/01/38 ............... 250,000 207,293
St. Olaf College , Revenue , 2021 , 3% , 10/01/41 ........................... 1,600,000 1,288,672
St. Olaf College , Revenue , 8 N , Refunding , 4% , 10/01/35 .................... 500,000 501,041

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
Minnesota Higher Education Facilities Authority, (continued)
University of St. Thomas , Revenue , 2017 A , Refunding , 4% , 10/01/36 .......... $ 750,000 $ 750,123
University of St. Thomas , Revenue , 2017 A , Refunding , 4% , 10/01/37 .......... 750,000 742,756
University of St. Thomas , Revenue , 2022 A , 5% , 10/01/52 ................... 10,000,000 10,334,041
University of St. Thomas , Revenue , 2024 A , 5% , 10/01/49 ................... 4,000,000 4,181,017
Minnesota Housing Finance Agency ,
Revenue , 2009 , 4% , 8/01/29 ......................................... 1,675,000 1,614,052
Revenue , 2011 , 5% , 8/01/31 ......................................... 2,225,000 2,227,162
Revenue , 2020 B , GNMA Insured , 2.8% , 1/01/44 .......................... 2,870,000 2,165,760
Revenue , 2020 D , 4% , 8/01/42 ........................................ 1,815,000 1,759,353
Revenue , 2020 E , GNMA Insured , 2.5% , 7/01/40 .......................... 1,840,000 1,396,542
Revenue , 2021 B , GNMA Insured , 2.1% , 7/01/36 .......................... 950,000 735,265
Revenue , 2021 B , GNMA Insured , 2.3% , 7/01/41 .......................... 3,345,000 2,393,369
Revenue , 2021 B , GNMA Insured , 2.45% , 7/01/46 ......................... 3,320,000 2,201,678
Revenue , 2021 H , GNMA Insured , 2.55% , 1/01/46 ......................... 3,950,000 2,718,151
Revenue , 2022 A , GNMA Insured , 2.75% , 7/01/42 ......................... 2,660,000 2,043,953
Revenue , 2023 D , GNMA Insured , 4.5% , 7/01/43 .......................... 1,000,000 1,004,439
Revenue , 2023 D , GNMA Insured , 4.6% , 7/01/45 .......................... 1,000,000 991,479
b
Minnesota Municipal Gas Agency , Revenue , 2022 A , Mandatory Put , 4% , 12/01/27 .. 13,550,000 13,573,684
Minnesota Municipal Power Agency , Revenue , 2014 A , Refunding , 4% , 10/01/32 ....
1,200,000 1,195,854
Minnesota Office of Higher Education , Revenue, Senior Lien , 2023 , Refunding , 4% ,
11/01/42 ........................................................ 2,250,000 2,079,306
Moorhead Independent School District No. 152 , GO , 2020 A , 2.5% , 2/01/37 .......
7,795,000 6,292,181
Nashwauk Keewatin Independent School District No. 319 , GO , 2022 A , Refunding , 4% ,
2/01/48 ......................................................... 9,020,000 8,606,253
North St. Paul-Maplewood-Oakdale Independent School District No. 622 ,
GO , 2019 A , 3% , 2/01/42 ............................................ 5,975,000 4,814,013
GO , 2019 A , 3% , 2/01/46 ............................................ 22,965,000 17,717,461
Northern Municipal Power Agency ,
Revenue , 2013 A , Refunding , 5% , 1/01/30 ............................... 1,190,000 1,190,911
Revenue , 2017 , Refunding , 5% , 1/01/41 ................................. 800,000 813,713
Norwood Young America Independent School District No. 108 , GO , 2022 A , 2.25% ,
2/01/45 ......................................................... 1,700,000 1,091,625
Prior Lake-Savage Independent School District No. 719 ,
GO , 2018 B , Zero Cpn., 2/01/27 ....................................... 10,545,000 9,383,783
GO , 2018 B , Zero Cpn., 2/01/28 ....................................... 13,055,000 11,147,824
GO , 2018 B , Zero Cpn., 2/01/30 ....................................... 9,010,000 7,055,995
GO , 2018 B , Zero Cpn., 2/01/31 ....................................... 5,310,000 3,979,019
Red Rock Central Independent School District No. 2884 , GO , 2022 A , 2.375% , 2/01/47
3,000,000 1,930,012
Rosemount-Apple Valley-Eagan Independent School District No. 196 , GO , 2023 A , 4% ,
2/01/44 ......................................................... 2,000,000 1,962,081
Roseville Independent School District No. 623 ,
GO , 2018 A , 4% , 2/01/35 ............................................ 4,900,000 4,970,219
GO , 2018 A , 4% , 2/01/37 ............................................ 5,000,000 5,058,439
Sartell-St. Stephen Independent School District No. 748 ,
GO , 2016 B , Zero Cpn., 2/01/36 ....................................... 3,000,000 1,748,007
GO , 2016 B , Zero Cpn., 2/01/37 ....................................... 2,820,000 1,556,833
GO , 2016 B , Zero Cpn., 2/01/38 ....................................... 5,220,000 2,719,953
GO , 2016 B , Zero Cpn., 2/01/39 ....................................... 3,020,000 1,480,089
a
Scott County Community Development Agency , Spero BP Senior LLC , Revenue,
Senior Lien , 144A, 2022 A , 5.25% , 8/01/37 ............................... 8,000,000 7,872,590
Southern Minnesota Municipal Power Agency ,
Revenue , 1994 A , NATL Insured , Zero Cpn., 1/01/26 ....................... 5,395,000 5,040,471
Revenue , 1994 A , NATL Insured , Zero Cpn., 1/01/27 ....................... 6,600,000 5,910,961
Revenue , 2015 A , Refunding , 5% , 1/01/41 ............................... 2,085,000 2,108,942

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
Southern Minnesota Municipal Power Agency, (continued)
Revenue , 2015 A , Refunding , 5% , 1/01/46 ............................... $ 7,260,000 $ 7,315,791
Revenue , 2017 A , 5% , 1/01/47 ........................................ 1,315,000 1,355,800
St. Cloud Independent School District No. 742 ,
COP , 2017 A , 4% , 2/01/38 ........................................... 1,000,000 996,549
GO , 2017 B , Refunding , 4% , 2/01/30 ................................... 4,060,000 4,081,966
GO , 2017 B , Refunding , 4% , 2/01/36 ................................... 2,500,000 2,513,526
GO , 2017 B , Refunding , 4% , 2/01/37 ................................... 2,250,000 2,262,173
St. Francis Independent School District No. 15 , GO , 2018 A , 3.5% , 2/01/41 ........
3,350,000 2,966,201
St. Paul Port Authority ,
District Energy St. Paul Obligated Group , Revenue , 2021-1 , Refunding , 3% , 10/01/34 300,000 261,736
District Energy St. Paul Obligated Group , Revenue , 2023-3 , 4.75% , 10/01/43 ..... 1,000,000 1,005,332
District Energy St. Paul Obligated Group , Revenue , 2023-4 , 5.25% , 10/01/42 ..... 1,000,000 1,005,955
State of Minnesota , GO , 2023 B , 4% , 8/01/43 ..............................
4,745,000 4,733,578
Stearns County Housing & Redevelopment Authority , Revenue , 2021 A , Refunding ,
3% , 2/01/61 ...................................................... 1,105,000 727,994
University of Minnesota ,
Revenue , 2014 B , Refunding , 4% , 1/01/44 ............................... 3,750,000 3,749,930
Revenue , 2017 A , 5% , 9/01/40 ........................................ 1,240,000 1,278,212
Revenue , 2017 A , 5% , 9/01/41 ........................................ 3,000,000 3,090,179
Revenue , 2017 B , Refunding , 5% , 12/01/30 .............................. 3,000,000 3,146,932
Revenue , 2019 A , 5% , 4/01/39 ........................................ 3,055,000 3,232,457
Revenue , 2019 A , 5% , 4/01/40 ........................................ 2,110,000 2,225,205
Revenue , 2019 A , 5% , 4/01/41 ........................................ 6,045,000 6,358,702
Revenue , 2019 A , 5% , 4/01/44 ........................................ 2,000,000 2,088,385
Revenue , 2020 A , 5% , 11/01/39 ....................................... 2,000,000 2,165,846
Revenue , 2020 A , 5% , 11/01/42 ....................................... 1,230,000 1,319,646
Watertown-Mayer Independent School District No. 111 ,
GO , 2020 A , Zero Cpn., 2/01/33 ....................................... 2,470,000 1,672,077
GO , 2020 A , Zero Cpn., 2/01/34 ....................................... 2,470,000 1,598,059
GO , 2020 A , Zero Cpn., 2/01/36 ....................................... 1,470,000 866,341
GO , 2020 A , Zero Cpn., 2/01/37 ....................................... 2,470,000 1,380,582
West St. Paul-Mendota Heights-Eagan Independent School District No. 197 , GO , 2018
A , 4% , 2/01/34 .................................................... 2,655,000 2,684,876
Western Minnesota Municipal Power Agency ,
Revenue , 2015 A , Refunding , 5% , 1/01/35 ............................... 3,000,000 3,048,358
Revenue , 2015 A , Refunding , 5% , 1/01/36 ............................... 2,035,000 2,062,821
Revenue , 2018 A , 5% , 1/01/49 ........................................ 5,000,000 5,109,875
Zumbro Education District ,
COP , 2021 A , 4% , 2/01/32 ........................................... 200,000 191,395
COP , 2021 A , 4% , 2/01/33 ........................................... 150,000 142,841
COP , 2021 A , 4% , 2/01/34 ........................................... 125,000 118,465
COP , 2021 A , 2.125% , 2/01/35 ........................................ 325,000 247,577
COP , 2021 A , 4% , 2/01/38 ........................................... 390,000 356,809
COP , 2021 A , 4% , 2/01/41 ........................................... 635,000 557,259
645,926,662
South Carolina 0.9%
South Carolina Jobs-Economic Development Authority ,
a
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 2,100,000 1,781,139
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 2,100,000 1,781,139
a
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 3,500,000 2,863,958
6,426,236

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 198 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas 0.5%
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ $ 4,000,000 $ 3,115,202
Washington 0.3%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 2,100,000 1,781,303
Wisconsin 0.2%
a
Public Finance Authority , Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 .............. 2,100,000 1,697,028
Total Municipal Bonds (Cost $ 710,722,240 ) .....................................
665,750,048
a a a a
Short Term Investments 0.4%
Municipal Bonds 0.4%
Minnesota 0.4%
c
City of Minneapolis , Fairview Health Services Obligated Group , Revenue , 2018 C ,
Refunding , LOC Wells Fargo Bank NA , Daily VRDN and Put , 3.9% , 11/15/48 ..... 2,810,000 2,810,000
Total Municipal Bonds (Cost $ 2,810,000 ) .......................................
2,810,000
Total Short Term Investments (Cost $ 2,810,000 ) .................................
2,810,000
a
Total Investments (Cost $ 713,532,240 ) 98.4% ...................................
$668,560,048
Other Assets, less Liabilities 1.6% .............................................
10,575,421
Net Assets 100.0% ...........................................................
$679,135,469
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2024, the aggregate value of these securities was $36,521,372, representing 5.4% of net assets.
b
The maturity date shown represents the mandatory put date.
c
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2024
Franklin Missouri Tax-Free Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.9%
California 0.1%
Santa Barbara Secondary High School District , GO , 2011 A , Zero Cpn., 8/01/40 ....
$ 1,790,000 $ 906,087
Florida 1.6%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 5,544,000 4,798,199
a
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 850,000 584,715
a
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , Zero Cpn., 3/01/29 ........................................ 6,500,000 5,073,763
10,456,677
Georgia 0.4%
a
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 3,250,000 2,662,996
Missouri 90.3%
Affton School District No. 101 ,
GO , 2017 A , Refunding , 5% , 3/01/32 ................................... 1,500,000 1,563,141
GO , 2017 A , Refunding , 5% , 3/01/33 ................................... 1,595,000 1,663,232
GO , 2017 A , Refunding , 5% , 3/01/34 ................................... 1,700,000 1,773,971
GO , 2017 A , Refunding , 5% , 3/01/35 ................................... 1,810,000 1,888,531
GO , 2017 A , 5% , 3/01/36 ............................................ 300,000 312,668
GO , 2017 A , Pre-Refunded , 5% , 3/01/36 ................................ 1,620,000 1,684,319
Cape Girardeau County Industrial Development Authority ,
Mercy Health , Revenue , 2021 , 4% , 3/01/41 .............................. 3,010,000 2,862,870
Mercy Health , Revenue , 2021 , 3% , 3/01/46 .............................. 3,000,000 2,213,441
Mercy Health , Revenue , 2021 , 4% , 3/01/46 .............................. 8,730,000 8,052,157
Procter & Gamble Co. (The) , Revenue , 1998 , 5.3% , 5/15/28 .................. 6,875,000 6,883,856
St. Francis Obligated Group , Revenue , 2016 , Refunding , 5% , 6/01/39 .......... 7,110,000 7,171,116
Cape Girardeau County School District No. R-2 , GO , 2018 , 5% , 3/01/38 ..........
2,195,000 2,318,858
City of Bridgeton ,
Sales Tax , Revenue , 2021 A , Refunding , 2% , 12/01/32 ...................... 500,000 402,008
Sales Tax , Revenue , 2021 A , Refunding , 2.125% , 12/01/33 .................. 1,170,000 936,162
City of Harrisonville ,
COP , 2023 A , Refunding , 4.375% , 3/01/43 ............................... 1,000,000 972,833
COP , 2023 A , Refunding , 4.5% , 3/01/48 ................................. 2,000,000 1,939,439
COP , 2023 A , Refunding , 4.625% , 3/01/53 ............................... 2,000,000 1,945,745
City of Kansas City ,
GO , 2024 A , 4% , 2/01/44 ............................................ 1,700,000 1,654,375
Sanitary Sewer System , Revenue , 2018 A , 4% , 1/01/35 ..................... 1,500,000 1,527,113
Sanitary Sewer System , Revenue , 2023 A , 4% , 1/01/48 ..................... 5,000,000 4,775,559
Sanitary Sewer System , Revenue , 2024 A , 4% , 1/01/49 ..................... 3,500,000 3,318,925
Water , Revenue , 2017 A , 4% , 12/01/41 ................................. 4,970,000 4,900,749
Water , Revenue , 2023 A , 4% , 12/01/47 ................................. 2,120,000 2,038,067
City of Kirkwood ,
COP , 2024 A , 4.25% , 4/01/50 ......................................... 535,000 508,454
COP , 2024 A , 4.25% , 4/01/54 ......................................... 1,700,000 1,596,132
City of Marshfield , Waterworks & Sewer System , Revenue , 2020 B , AGMC Insured ,
5% , 2/01/47 ...................................................... 1,775,000 1,825,746
City of Republic ,
Revenue , 2022 , 3% , 5/01/47 ......................................... 5,000,000 3,746,615
Revenue , 2023 , 4.5% , 5/01/41 ........................................ 1,000,000 994,740
Revenue , 2023 , 4.5% , 5/01/44 ........................................ 1,000,000 984,642
City of Springfield , Revenue , 2023 , 4.375% , 11/01/42 ........................
500,000 507,547
City of St. Charles , COP , 2020 B , Refunding , 3% , 2/01/39 .....................
1,500,000 1,253,349

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
City of St. Louis ,
Airport , Revenue , 2005 , Refunding , NATL Insured , 5.5% , 7/01/29 .............. $ 13,070,000 $ 14,333,663
Airport , Revenue , 2017 A , Refunding , AGMC Insured , 5% , 7/01/25 ............. 5,000,000 5,070,500
Airport , Revenue , 2017 D , Refunding , AGMC Insured , 5% , 7/01/35 ............. 1,000,000 1,025,908
Airport , Revenue , 2017 D , Refunding , AGMC Insured , 5% , 7/01/36 ............. 2,125,000 2,177,564
Airport , Revenue , 2019 C , Refunding , 5% , 7/01/27 ......................... 1,705,000 1,778,291
b
Airport , Revenue , 2024 A , AGMC Insured , 5.25% , 7/01/54 ................... 5,000,000 5,405,290
Clay County Reorganized School District No. R-1 ,
GO , 2017 , 3% , 3/01/36 ............................................. 1,540,000 1,374,515
GO , 2017 , 3.125% , 3/01/37 .......................................... 1,855,000 1,644,913
Community College District of Central Southwest Missouri ,
COP , 2021 , 3% , 3/01/40 ............................................. 575,000 476,252
COP , 2021 , 3% , 3/01/41 ............................................. 400,000 327,167
County of Jackson ,
Revenue , 2023 A , 4.25% , 12/01/53 .................................... 2,660,000 2,515,729
Revenue , 2023 A , 5.25% , 12/01/58 .................................... 2,500,000 2,653,371
Ferguson Reorganized School District No. R-2 ,
GO , 2018 , 4% , 5/01/32 ............................................. 1,000,000 1,003,168
GO , 2018 , 5% , 5/01/38 ............................................. 2,250,000 2,318,517
Hannibal Board of Public Works ,
COP , 2022 , 3.625% , 4/01/44 ......................................... 1,000,000 838,670
COP , 2022 , 3.75% , 4/01/47 .......................................... 1,000,000 843,643
Health & Educational Facilities Authority of the State of Missouri ,
Bethesda Health Group, Inc. Obligated Group , Revenue , 2015 , 5% , 8/01/40 ...... 1,650,000 1,584,475
Bethesda Health Group, Inc. Obligated Group , Revenue , 2015 , 5% , 8/01/45 ...... 1,300,000 1,200,870
BJC Healthcare Obligated Group , Revenue , 2021 A , Refunding , 3% , 7/01/51 ..... 13,000,000 9,413,674
CoxHealth Obligated Group , Revenue , 2013 A , 5% , 11/15/44 ................. 2,760,000 2,760,491
CoxHealth Obligated Group , Revenue , 2015 A , Refunding , 5% , 11/15/33 ........ 3,200,000 3,212,200
CoxHealth Obligated Group , Revenue , 2015 A , Refunding , 5% , 11/15/39 ........ 6,690,000 6,729,046
CoxHealth Obligated Group , Revenue , 2019 A , 4% , 11/15/44 ................. 5,000,000 4,770,653
Kansas City University , Revenue , 2017 A , 5% , 6/01/42 ...................... 2,800,000 2,857,195
Kansas City University , Revenue , 2017 A , 5% , 6/01/47 ...................... 4,875,000 4,933,682
Lake Regional Health System Obligated Group , Revenue , 2021 , Refunding , 3% ,
2/15/40 ........................................................ 2,060,000 1,483,174
Lake Regional Health System Obligated Group , Revenue , 2021 , Refunding , 3% ,
2/15/41 ........................................................ 2,120,000 1,505,168
Lake Regional Health System Obligated Group , Revenue , 2021 , Refunding , 3% ,
2/15/46 ........................................................ 5,590,000 3,644,573
Lutheran Senior Services Obligated Group , Revenue , 2016 A , 5% , 2/01/46 ....... 4,000,000 3,861,197
Lutheran Senior Services Obligated Group , Revenue , 2016 B , Refunding , 5% ,
2/01/46 ........................................................ 11,575,000 11,173,339
Lutheran Senior Services Obligated Group , Revenue , 2019 A , 5% , 2/01/34 ....... 2,000,000 2,017,162
Lutheran Senior Services Obligated Group , Revenue , 2019 A , 5% , 2/01/42 ....... 1,750,000 1,731,673
Lutheran Senior Services Obligated Group , Revenue , 2019 C , Refunding , 4% ,
2/01/33 ........................................................ 1,730,000 1,664,828
Lutheran Senior Services Obligated Group , Revenue , 2019 C , Refunding , 4% ,
2/01/48 ........................................................ 485,000 400,515
Lutheran Senior Services Obligated Group , Revenue , 2021 , 4% , 2/01/30 ........ 2,035,000 1,983,554
Lutheran Senior Services Obligated Group , Revenue , 2021 , 4% , 2/01/42 ........ 9,900,000 8,704,719
Maryville University of St. Louis , Revenue , 2015 , 5% , 6/15/44 ................. 5,000,000 5,001,305
Maryville University of St. Louis , Revenue , 2019 A , 5% , 6/15/45 ............... 4,000,000 3,994,358
Maryville University of St. Louis , Revenue , 2020 A , Refunding , 4% , 6/15/34 ...... 4,345,000 4,178,138
Maryville University of St. Louis , Revenue , 2020 A , Refunding , 4% , 6/15/38 ...... 4,885,000 4,522,042
Maryville University of St. Louis , Revenue , 2022 A , Refunding , 3.125% , 6/15/38 ... 2,300,000 1,924,424
Maryville University of St. Louis , Revenue , 2022 A , Refunding , 3.375% , 6/15/45 ... 1,000,000 777,851
Mercy Health , Revenue , 2012 , 4% , 11/15/42 ............................. 8,000,000 7,448,915

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
Health & Educational Facilities Authority of the State of Missouri, (continued)
Mercy Health , Revenue , 2015 B , Refunding , 5% , 2/01/45 .................... $ 6,870,000 $ 6,900,473
Mercy Health , Revenue , 2017 C , Refunding , 5% , 11/15/42 ................... 9,720,000 9,876,193
Mercy Health , Revenue , 2017 C , Refunding , 4% , 11/15/47 ................... 10,000,000 9,368,275
Mercy Health , Revenue , 2020 , 4% , 6/01/53 .............................. 2,000,000 1,862,193
Mercy Health , Revenue , 2023 , 5% , 12/01/52 ............................. 18,000,000 18,887,886
Mosaic Health System Obligated Group , Revenue , 2019 A , Refunding , 4% , 2/15/54 4,000,000 3,682,571
SSM Health Care Obligated Group , Revenue , 2018 A , 5% , 6/01/48 ............ 13,500,000 13,636,770
St. Louis University , Revenue , 2017 A , 5% , 10/01/42 ....................... 9,200,000 9,441,265
St. Louis University , Revenue , 2017 A , 5% , 10/01/47 ....................... 11,490,000 11,716,740
St. Luke's Health System Obligated Group , Revenue , 2016 , Refunding , 5% , 11/15/34 4,030,000 4,111,967
St. Luke's Health System Obligated Group , Revenue , 2018 A , Refunding , 5% ,
11/15/43 ....................................................... 2,000,000 2,049,268
Howard Bend Levee District ,
Special Tax , 2021 , 2.75% , 3/01/31 ..................................... 400,000 340,123
Special Tax , 2021 , 3% , 3/01/36 ....................................... 500,000 398,615
Special Tax , 2021 , 3.125% , 3/01/41 .................................... 1,000,000 747,037
Special Tax , 2022 , 3.375% , 3/01/32 .................................... 75,000 65,837
Special Tax , 2022 , 3.5% , 3/01/37 ...................................... 175,000 144,470
Special Tax , 2022 , 3.625% , 3/01/42 .................................... 200,000 157,575
Jefferson City School District , GO , 2018 , 5% , 3/01/38 ........................
2,070,000 2,143,252
Jefferson County School District No. R-VI ,
Festus , COP , 2021 B , 3% , 4/01/42 ..................................... 500,000 391,237
Festus , COP , 2021 B , 3% , 4/01/44 ..................................... 1,500,000 1,141,367
Festus , COP , 2021 B , 2.375% , 4/01/46 .................................. 2,000,000 1,314,829
Kansas City Industrial Development Authority ,
Revenue , 2011 A , Refunding , 5.5% , 9/01/29 .............................. 5,000,000 5,006,529
Revenue , 2011 A , Refunding , 5.5% , 9/01/30 .............................. 12,000,000 12,016,242
Revenue , 2011 A , Refunding , 5% , 9/01/32 ............................... 3,000,000 3,003,201
City of Kansas City Airport , Revenue , 2019 B , 5% , 3/01/46 ................... 30,680,000 31,359,381
City of Kansas City Airport , Revenue , 2019 B , AGMC Insured , 5% , 3/01/49 ....... 8,000,000 8,159,846
City of Kansas City Airport , Revenue , 2019 B , 5% , 3/01/54 ................... 5,090,000 5,160,240
City of Kansas City Airport , Revenue , 2020 A , AGMC Insured , 4% , 3/01/57 ....... 5,000,000 4,432,449
City of Kansas City Airport , Revenue , 2020 A , AGMC Insured , 5% , 3/01/57 ....... 100,000 101,888
Lebanon Reorganized School District No. R-3 , GO , 2024 , 4% , 3/01/44 ...........
4,000,000 3,880,522
Liberty Public School District No. 53 , GO , 2018 , 4% , 3/01/37 ...................
4,500,000 4,508,889
Metropolitan St. Louis Sewer District ,
Revenue , 2016 C , Refunding , 5% , 5/01/46 ............................... 24,700,000 25,313,622
Revenue , 2017 A , Refunding , 5% , 5/01/47 ............................... 15,000,000 15,341,105
Missouri Development Finance Board ,
City of Independence , Revenue , 2021 , Refunding , 5% , 3/01/30 ............... 930,000 941,471
City of Independence , Revenue , 2021 , Refunding , 4% , 3/01/36 ............... 1,140,000 1,067,645
City of Independence , Revenue , 2021 , Refunding , 4% , 3/01/37 ............... 500,000 460,197
City of Independence , Revenue , 2021 , Refunding , 4% , 3/01/41 ............... 515,000 448,583
City of Independence , Revenue , 2021 , Refunding , 3% , 3/01/46 ............... 2,640,000 1,795,748
City of Independence , Revenue , 2021 , Refunding , 4% , 3/01/51 ............... 9,445,000 7,609,823
Procter & Gamble Co. (The) , Revenue , 1999 , 5.2% , 3/15/29 .................. 3,000,000 3,185,379
Zoological Subdistrict of the Metropolitan Zoo Park & Museum District of St. Louis ,
Revenue , 2022 , 5.25% , 5/01/55 ..................................... 2,500,000 2,621,747
Missouri Housing Development Commission ,
Revenue , 2018 B , GNMA Insured , 4% , 11/01/38 ........................... 785,000 750,471
Revenue , 2019 C , GNMA Insured , 3% , 11/01/44 ........................... 3,030,000 2,322,782
Revenue , 2020 C , GNMA Insured , 2.4% , 11/01/45 ......................... 2,010,000 1,345,947
Revenue , 2020 D , GNMA Insured , 2.55% , 11/01/50 ........................ 2,715,000 1,782,782
Revenue , 2021 B , GNMA Insured , 2.2% , 11/01/46 ......................... 1,160,000 726,991

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
Missouri Housing Development Commission, (continued)
Revenue , 2021 B , GNMA Insured , 2.3% , 11/01/51 ......................... $ 7,220,000 $ 4,456,160
Revenue , 2022 A , GNMA Insured , 3.125% , 11/01/42 ....................... 3,425,000 2,767,617
Revenue , 2022 C , GNMA Insured , 4.3% , 11/01/47 ......................... 1,980,000 1,887,360
Revenue , 2022 C , GNMA Insured , 4.35% , 11/01/52 ........................ 2,470,000 2,272,181
Missouri Joint Municipal Electric Utility Commission ,
Iatan 2 Project , Revenue , 2015 A , Refunding , 5% , 12/01/35 .................. 7,335,000 7,381,079
MoPEP 1 Pool Fund , Revenue , 2018 , 5% , 12/01/43 ........................ 2,000,000 2,030,432
Prairie State Project , Revenue , 2016 A , Refunding , 5% , 12/01/40 .............. 27,950,000 28,173,908
Monarch-Chesterfield Levee District , Special Tax , 2015 , Refunding , 5% , 3/01/40 ....
2,395,000 2,396,283
Move Rolla Transportation Development District , Revenue , 2017 , 4.75% , 6/01/47 ...
5,050,000 4,935,802
Normandy Schools Collaborative ,
GO , 2021 B , 2% , 3/01/40 ............................................ 2,050,000 1,396,654
GO , 2021 B , 2% , 3/01/41 ............................................ 1,700,000 1,133,591
Poplar Bluff Regional Transportation Development District ,
Sales Tax , Revenue , 2023 B , Refunding , 3.375% , 12/01/31 .................. 2,000,000 1,856,456
Sales Tax , Revenue , 2023 B , Refunding , 4% , 12/01/37 ...................... 2,600,000 2,464,955
Republic School District No. R-3 , GO , 2023 , 4% , 3/01/43 ......................
1,470,000 1,441,908
Riverside-Quindaro Bend Levee District of Platte County , Special Assessment , 2017 ,
Refunding , 5% , 3/01/29 ............................................. 2,585,000 2,605,149
Springfield School District No. R-12 , GO , 2023 , 4% , 3/01/43 ...................
2,000,000 1,990,165
St. Charles County Public Water Supply District No. 2 , COP , 2022 , 4% , 12/01/44 ....
5,000,000 4,832,534
St. Charles County School District No. R-IV Wentzville , GO , 2018 , Refunding , 4% ,
3/01/38 ......................................................... 15,400,000 15,430,403
St. Louis County Industrial Development Authority ,
Friendship Village St. Louis Obligated Group , Revenue , 2013 A , 5.875% , 9/01/43 .. 7,000,000 7,004,462
Friendship Village St. Louis Obligated Group , Revenue , 2017 , Refunding , 5% ,
9/01/48 ........................................................ 7,095,000 6,676,740
St. Louis Land Clearance for Redevelopment Authority ,
Revenue , 2021 , 2.125% , 7/15/39 ...................................... 3,680,000 2,468,840
Revenue , 2021 , 2.25% , 7/15/41 ....................................... 3,845,000 2,548,982
Revenue , 2021 A , Refunding , 2.125% , 4/01/39 ............................ 6,075,000 4,555,545
City of St. Louis , Revenue , 2022 C , 5% , 6/01/36 ........................... 2,025,000 2,070,365
City of St. Louis , Revenue , 2022 C , 5% , 6/01/41 ........................... 2,000,000 1,984,420
City of St. Louis , Revenue , 2022 C , 5.125% , 6/01/46 ....................... 2,600,000 2,576,248
St. Louis Municipal Finance Corp. ,
City of St. Louis , Revenue , 2020 , AGMC Insured , 5% , 10/01/45 ............... 5,685,000 5,866,325
City of St. Louis , Revenue , 2020 , AGMC Insured , 5% , 10/01/49 ............... 2,175,000 2,226,112
St. Louis Municipal Library District , COP , 2020 , Refunding , BAM Insured , 4% , 3/15/48
2,800,000 2,634,107
St. Louis School District , GO , 2023 , AGMC Insured , 4% , 4/01/43 ................
7,000,000 6,906,786
Strafford Reorganized School District No. R-VI , GO , 2023 , 4% , 3/01/43 ...........
4,000,000 3,881,668
Washington Industrial Development Authority , Revenue , 2021 , Refunding , 2.5% ,
11/01/29 ........................................................ 100,000 90,701
604,148,103
Oregon 0.2%
a
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/39 ............................ 1,400,000 1,420,860
South Carolina 0.8%
South Carolina Jobs-Economic Development Authority ,
a
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 1,900,000 1,611,507
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 1,900,000 1,611,507

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
South Carolina (continued)
South Carolina Jobs-Economic Development Authority, (continued)
a
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-2 , Zero Cpn., 6/01/52 $ 3,200,000 $ 2,278,038
5,501,052
Texas 0.8%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 2,000,000 1,958,833
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 2.5% ,
9/01/41 ........................................................ 525,000 356,494
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 3% , 9/01/44 700,000 503,509
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 3,200,000 2,492,162
5,310,998
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,900,000 1,611,655
Wisconsin 1.1%
a
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 1,900,000 1,535,406
AL-FL Portfolio Obligated Group , Revenue , 144A, 2021 A , 3.4% , 12/01/36 ....... 3,250,000 2,709,407
FAH Tree House LLC , Revenue , 144A, 2023 A , 6.5% , 8/01/53 ................ 1,500,000 1,509,282
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 1,500,000 1,523,433
7,277,528
U.S. Territories 3.4%
Guam 0.9%
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
5,790,000 5,896,001
Puerto Rico 2.5%
HTA HRRB Custodial Trust ,
Revenue , 2007 CC , 5.25% , 7/01/33 .................................... 192,434 190,938
Revenue , 2007 CC , 5.25% , 7/01/36 .................................... 1,193,087 1,197,989
HTA TRRB Custodial Trust ,
Revenue , 2005 L , 5.25% , 7/01/41 ..................................... 4,275,909 4,184,097
Revenue , 2007 N , 5.25% , 7/01/36 ..................................... 410,750 412,437
Puerto Rico Electric Power Authority ,
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 1,750,000 1,725,722
c
Revenue , WW , 5.5% , 7/01/38 ......................................... 4,690,000 1,242,850
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 1,404,000 1,395,184
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 6,000,000 6,001,946
16,351,163
Total U.S. Territories .................................................................... 22,247,164
Total Municipal Bonds (Cost $ 700,879,501 ) .....................................
661,543,120

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 198 .
a a
Shares a Value
a a a a a
Escrows and Litigation Trusts 0.0%
†
d ,e
Puerto Rico Electric Power Authority, Escrow Account ........................ 238,252 $ 190,602
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
190,602
Total Long Term Investments (Cost $ 700,879,501 ) ...............................
661,733,722
a
a a a a
Short Term Investments 0.5%
Principal
Amount
Municipal Bonds 0.5%
Missouri 0.5%
f
Health & Educational Facilities Authority of the State of Missouri ,
St. Louis University , Revenue , 2008 B-1 , LOC Barclays Bank plc , Daily VRDN and
Put , 3.95% , 10/01/35 ............................................. $ 1,270,000 1,270,000
Washington University (The) , Revenue , 2000 B , SPA JPMorgan Chase Bank NA ,
Daily VRDN and Put , 3.95% , 3/01/40 ................................. 500,000 500,000
Washington University (The) , Revenue , 2003 B , SPA US Bank NA , Daily VRDN and
Put , 4.1% , 2/15/33 ............................................... 1,700,000 1,700,000
3,470,000
Total Municipal Bonds (Cost $ 3,470,000 ) .......................................
3,470,000
Total Short Term Investments (Cost $ 3,470,000 ) .................................
3,470,000
a
Total Investments (Cost $ 704,349,501 ) 99.4% ...................................
$665,203,722
Other Assets, less Liabilities 0.6% .............................................
3,612,430
Net Assets 100.0% ...........................................................
$668,816,152
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2024, the aggregate value of these securities was $25,013,224, representing 3.7% of net assets.
b
A portion or all of the security purchased on a delayed delivery basis.
c
Defaulted security or security for which income has been deemed uncollectible.
d
Non-income producing.
e
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
f
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2024
Franklin New Jersey Tax-Free Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.2%
Software 0.2%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 1,600,000 $ 1,551,900
Total Corporate Bonds (Cost $ 1,600,000 ) .......................................
1,551,900
Municipal Bonds 97.3%
California 0.2%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 1,300,000 1,167,268
Delaware 2.1%
Delaware River & Bay Authority ,
Revenue , 2019 , Refunding , 4% , 1/01/44 ................................. 12,500,000 12,294,265
Revenue , 2021 , 4% , 1/01/46 ......................................... 1,750,000 1,702,824
Revenue , 2024 A , 5% , 1/01/49 ........................................ 1,000,000 1,065,889
15,062,978
Florida 1.6%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 4,536,000 3,925,799
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 850,000 584,715
b
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , Zero Cpn., 3/01/29 ........................................ 5,450,000 4,254,155
b
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 3,650,000 3,217,475
11,982,144
Georgia 0.3%
b
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 2,650,000 2,171,366
New Jersey 79.6%
Atlantic County Improvement Authority (The) , Stockton University , Revenue , 2021 A ,
AGMC Insured , 4% , 7/01/47 .......................................... 1,000,000 926,409
Camden County Improvement Authority (The) ,
b
Camden Prep, Inc. , Revenue , 144A, 2022 , 5% , 7/15/32 ..................... 250,000 256,810
b
Camden Prep, Inc. , Revenue , 144A, 2022 , 5% , 7/15/52 ..................... 3,000,000 2,896,268
KIPP Cooper Norcross Obligated Group , Revenue , 2022 , 6% , 6/15/47 .......... 1,700,000 1,816,629
KIPP Cooper Norcross Obligated Group , Revenue , 2022 , 6% , 6/15/52 .......... 2,100,000 2,231,886
City of Newark ,
Mass Transit Access Tax , Revenue , 2022 , AGMC Insured , 5% , 11/15/42 ......... 1,000,000 1,072,133
Mass Transit Access Tax , Revenue , 2022 , AGMC Insured , 5.375% , 11/15/52 ..... 1,500,000 1,630,265
Mass Transit Access Tax , Revenue , 2022 , AGMC Insured , 6% , 11/15/62 ......... 1,000,000 1,120,060
County of Middlesex , COP , 1998 , NATL Insured , Zero Cpn., 6/15/24 .............
1,000,000 998,605
Cumberland County Improvement Authority (The) ,
County of Cumberland , Revenue , 2014 , Pre-Refunded , AGMC Insured , 5% , 9/01/39 2,000,000 2,005,860
County of Cumberland , Revenue , 2019 , BAM Insured , 5% , 1/15/36 ............ 955,000 999,035
County of Cumberland , Revenue , 2019 , BAM Insured , 5% , 1/15/37 ............ 1,000,000 1,042,269
County of Cumberland , Revenue , 2019 , BAM Insured , 5% , 1/15/38 ............ 1,020,000 1,058,050
County of Cumberland , Revenue , 2019 , BAM Insured , 5% , 1/15/39 ............ 1,070,000 1,107,367
County of Cumberland , Revenue , 2019 , BAM Insured , 5% , 1/15/44 ............ 5,725,000 5,876,399
Essex County Improvement Authority ,
Friends of TEAM Academy Charter School Obligated Group , Revenue , 2021 , 4% ,
6/15/38 ........................................................ 1,645,000 1,561,667
Friends of TEAM Academy Charter School Obligated Group , Revenue , 2021 , 4% ,
6/15/51 ........................................................ 2,700,000 2,338,807

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
Essex County Improvement Authority, (continued)
Friends of TEAM Academy Charter School Obligated Group , Revenue , 2021 , 4% ,
6/15/56 ........................................................ $ 4,925,000 $ 4,176,639
Gloucester County Improvement Authority (The) ,
Rowan University , Revenue , 2015 C , AGMC Insured , 4% , 7/01/42 ............. 2,500,000 2,430,413
Rowan University , Revenue , 2015 C , 5% , 7/01/44 ......................... 3,500,000 3,520,919
Rowan University , Revenue , 2019 , 4% , 7/01/37 ........................... 750,000 764,094
Rowan University , Revenue , 2019 , 4% , 7/01/38 ........................... 700,000 709,461
Rowan University , Revenue , 2019 , 4% , 7/01/39 ........................... 600,000 605,981
Rowan University , Revenue , 2019 , 5% , 7/01/44 ........................... 4,925,000 5,156,978
Rowan University , Revenue , 2019 , 4% , 7/01/48 ........................... 5,250,000 5,114,338
Rowan University , Revenue , 2024 , BAM Insured , 5% , 7/01/54 ................ 5,000,000 5,250,337
Hudson County Improvement Authority ,
Revenue , 2019 , Refunding , 4% , 1/01/40 ................................. 1,000,000 991,114
County of Hudson , Revenue , 2016 , 5.25% , 5/01/51 ........................ 6,000,000 6,102,661
Jersey City Municipal Utilities Authority , Water Fund , Revenue , 2024 C , AGMC Insured ,
5.25% , 10/15/54 ................................................... 1,500,000 1,635,064
Monmouth County Improvement Authority (The) ,
Revenue , 2019 A , 4% , 8/01/35 ........................................ 525,000 542,270
Revenue , 2019 A , 4% , 8/01/36 ........................................ 500,000 514,929
Revenue , 2019 A , 4% , 8/01/37 ........................................ 275,000 281,952
Revenue , 2019 A , 4% , 8/01/38 ........................................ 225,000 229,722
Revenue , 2019 A , 4% , 8/01/39 ........................................ 400,000 407,092
New Brunswick Parking Authority , Revenue , 2016 A , Refunding , BAM Insured , 5% ,
9/01/39 ......................................................... 5,000,000 5,088,855
New Jersey Economic Development Authority ,
Revenue , 2021 QQQ , 4% , 6/15/39 ..................................... 2,500,000 2,470,778
Revenue , 2021 QQQ , 4% , 6/15/46 ..................................... 1,250,000 1,192,592
Revenue , 2021 QQQ , 4% , 6/15/50 ..................................... 1,250,000 1,158,462
Middlesex Water Co. , Revenue , 2019 , 4% , 8/01/59 ........................ 6,200,000 5,483,754
Middlesex Water Co. , Revenue , 2019 , 5% , 8/01/59 ........................ 7,245,000 7,376,157
New Jersey Transit Corp. , Revenue , 2022 A , 5% , 11/01/52 ................... 5,000,000 5,208,236
Port Newark Container Terminal LLC , Revenue , 2017 , Refunding , 5% , 10/01/47 ... 13,625,000 13,723,603
Provident Group-Kean Properties LLC , Revenue , 2017 A , 5% , 7/01/32 .......... 640,000 644,895
Provident Group-Kean Properties LLC , Revenue , 2017 A , 5% , 7/01/37 .......... 600,000 599,976
Provident Group-Kean Properties LLC , Revenue , 2017 A , 5% , 7/01/47 .......... 1,500,000 1,442,350
Provident Group-Montclair Properties LLC , Revenue , 2017 , Refunding , AGMC
Insured , 5% , 6/01/42 .............................................. 6,000,000 6,107,395
Provident Group-Rowan Properties LLC , Revenue , A , 5% , 1/01/48 ............. 7,000,000 6,575,550
State of New Jersey Department of the Treasury , Revenue , 2005 N-1 , Refunding ,
NATL Insured , 5.5% , 9/01/27 ........................................ 8,660,000 9,183,418
State of New Jersey Department of the Treasury , Revenue , 2015 WW , Pre-Refunded ,
5% , 6/15/37 .................................................... 4,760,000 4,833,860
New Jersey Educational Facilities Authority ,
Revenue , 2023 A , 4.625% , 9/01/48 .................................... 2,000,000 2,039,475
Revenue , 2023 A , 5.25% , 9/01/53 ..................................... 2,000,000 2,153,271
Kean University , Revenue , 2015 H , Refunding , AGMC Insured , 5% , 7/01/34 ...... 2,205,000 2,244,564
Kean University , Revenue , 2015 H , Refunding , AGMC Insured , 5% , 7/01/35 ...... 5,000,000 5,088,383
Kean University , Revenue , 2017 D , Refunding , BAM Insured , 4% , 9/01/38 ....... 1,150,000 1,136,474
Montclair State University, Inc. , Revenue , 2014 A , Refunding , 5% , 7/01/39 ....... 5,000,000 5,004,225
Montclair State University, Inc. , Revenue , 2015 D , Refunding , 5% , 7/01/35 ....... 2,245,000 2,272,324
Montclair State University, Inc. , Revenue , 2015 D , Refunding , 5% , 7/01/36 ....... 1,210,000 1,223,945
Montclair State University, Inc. , Revenue , 2016 B , Refunding , 5% , 7/01/34 ....... 1,325,000 1,355,948
Montclair State University, Inc. , Revenue , 2024 A , Refunding , AGMC Insured , 5% ,
7/01/40 ........................................................ 1,000,000 1,112,901

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Educational Facilities Authority, (continued)
Montclair State University, Inc. , Revenue , 2024 A , Refunding , AGMC Insured , 5% ,
7/01/44 ........................................................ $ 1,000,000 $ 1,089,518
Ramapo College of New Jersey , Revenue , 2017 A , Refunding , AGMC Insured , 5% ,
7/01/35 ........................................................ 3,955,000 4,130,558
Seton Hall University , Revenue , 2015 C , Refunding , 5% , 7/01/34 .............. 400,000 403,790
Seton Hall University , Revenue , 2015 C , Refunding , 5% , 7/01/37 .............. 1,300,000 1,310,675
Seton Hall University , Revenue , 2017 D , Refunding , 5% , 7/01/42 .............. 3,945,000 3,992,387
Seton Hall University , Revenue , 2020 C , AGMC Insured , 3.25% , 7/01/49 ........ 1,150,000 908,384
Seton Hall University , Revenue , 2020 C , AGMC Insured , 4% , 7/01/50 ........... 1,850,000 1,777,058
Stevens Institute of Technology International, Inc. , Revenue , 1998-1 , ETM, 5% ,
7/01/28 ........................................................ 405,000 416,068
Stevens Institute of Technology International, Inc. , Revenue , 2017 A , Refunding , 5% ,
7/01/36 ........................................................ 1,600,000 1,642,836
Stevens Institute of Technology International, Inc. , Revenue , 2017 A , Refunding , 5% ,
7/01/42 ........................................................ 9,310,000 9,413,841
Stevens Institute of Technology International, Inc. , Revenue , 2017 A , Refunding , 5% ,
7/01/47 ........................................................ 4,085,000 4,108,513
Stevens Institute of Technology International, Inc. , Revenue , 2020 A , 5% , 7/01/45 . 4,000,000 4,047,729
Stevens Institute of Technology International, Inc. , Revenue , 2020 A , 4% , 7/01/50 . 11,640,000 10,091,185
Trustees of Princeton University (The) , Revenue , 2024 B , 4% , 3/01/53 .......... 5,000,000 4,801,841
Trustees of Princeton University (The) , Revenue , 2024 B , 5.25% , 3/01/54 ........ 8,500,000 9,349,470
New Jersey Health Care Facilities Financing Authority ,
AHS Hospital Corp. , Revenue , 2008 A , 5% , 7/01/27 ........................ 180,000 180,055
AHS Hospital Corp. , Revenue , 2016 , Refunding , 4% , 7/01/41 ................. 10,000,000 9,744,291
AtlantiCare Health System Obligated Group , Revenue , 2021 , 4% , 7/01/37 ....... 750,000 755,443
AtlantiCare Health System Obligated Group , Revenue , 2021 , 3% , 7/01/46 ....... 1,000,000 754,580
Hackensack Meridian Health Obligated Group , Revenue , 2017 A , Refunding , 5% ,
7/01/39 ........................................................ 11,000,000 11,321,335
Hunterdon Medical Center Obligated Group , Revenue , 2014 A , Pre-Refunded , 5% ,
7/01/45 ........................................................ 2,650,000 2,651,924
Inspira Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 7/01/46 ...... 18,500,000 18,685,377
Inspira Health Obligated Group , Revenue , 2017 A , 5% , 7/01/42 ............... 7,000,000 7,109,232
Inspira Health Obligated Group , Revenue , 2017 A , 4% , 7/01/47 ............... 8,700,000 8,023,770
New Jersey Department of Human Services , Revenue , 2024 , Refunding , 5% ,
9/15/27 ........................................................ 2,000,000 2,081,489
RWJ Barnabas Health Obligated Group , Revenue , 2013 A , Refunding , 5.5% , 7/01/43 4,000,000 4,011,970
RWJ Barnabas Health Obligated Group , Revenue , 2014 A , Refunding , 5% , 7/01/43 3,650,000 3,657,442
RWJ Barnabas Health Obligated Group , Revenue , 2014 A , Refunding , 5% , 7/01/44 15,530,000 15,561,666
RWJ Barnabas Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 7/01/43 10,000,000 10,120,807
RWJ Barnabas Health Obligated Group , Revenue , 2024 A , Refunding , 5.25% ,
7/01/54 ........................................................ 5,115,000 5,543,422
St. Joseph's Healthcare System Obligated Group , Revenue , 2016 , Refunding , 5% ,
7/01/41 ........................................................ 5,850,000 5,797,474
Valley Health System Obligated Group , Revenue , 2019 , 4% , 7/01/35 ........... 1,000,000 1,009,275
Valley Health System Obligated Group , Revenue , 2019 , 4% , 7/01/37 ........... 3,950,000 3,960,624
Valley Health System Obligated Group , Revenue , 2019 , 4% , 7/01/38 ........... 2,200,000 2,192,132
Valley Health System Obligated Group , Revenue , 2019 , 4% , 7/01/44 ........... 12,000,000 11,466,768
New Jersey Higher Education Student Assistance Authority ,
Revenue , 2019 B , Refunding , 3.25% , 12/01/39 ............................ 5,195,000 4,766,159
Revenue , 2020 C , Refunding , 4.25% , 12/01/50 ........................... 1,750,000 1,535,133
Revenue , 2021 B , Refunding , 5% , 12/01/29 .............................. 2,830,000 2,922,145
Revenue , 2023 C , 5% , 12/01/53 ....................................... 3,125,000 2,993,058
Revenue , 2024 C , 5.25% , 12/01/54 .................................... 2,000,000 1,978,792
Revenue, Senior Lien , 2020 A , Refunding , 3.5% , 12/01/39 ................... 4,590,000 4,191,184

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Housing & Mortgage Finance Agency ,
Revenue , 2018 A , Refunding , 3.95% , 11/01/43 ............................ $ 1,100,000 $ 1,001,068
Revenue , 2019 A , Refunding , 3% , 11/01/44 .............................. 510,000 382,731
Revenue , 2019 C , Refunding , 3.95% , 10/01/44 ........................... 3,955,000 3,590,376
Revenue , 2020 E , Refunding , 2.05% , 10/01/35 ............................ 4,005,000 3,145,640
Revenue , 2020 E , Refunding , 2.25% , 10/01/40 ............................ 8,020,000 5,802,674
Revenue , 2020 E , Refunding , 2.4% , 10/01/45 ............................. 3,205,000 2,147,970
Revenue , 2020 E , Refunding , 2.45% , 10/01/50 ............................ 2,400,000 1,553,566
c
New Jersey Infrastructure Bank , Revenue , 2024 A-W1 , 5% , 9/01/49 ............. 2,000,000 2,176,170
New Jersey Institute of Technology , Revenue , 2015 A , 5% , 7/01/45 ..............
6,000,000 6,019,797
New Jersey Transportation Trust Fund Authority ,
Revenue , 2006 C , AGMC Insured , Zero Cpn., 12/15/33 ..................... 10,000,000 6,863,056
Revenue , 2009 A , Zero Cpn., 12/15/32 .................................. 10,000,000 7,111,029
Revenue , 2009 A , Zero Cpn., 12/15/36 .................................. 500,000 296,310
Revenue , 2009 A , BAM Insured , Zero Cpn., 12/15/39 ....................... 10,000,000 5,121,957
Revenue , 2010 A , Zero Cpn., 12/15/29 .................................. 5,000,000 4,025,479
Revenue , 2010 A , Zero Cpn., 12/15/40 .................................. 4,750,000 2,252,140
Revenue , 2019 BB , 4% , 6/15/44 ....................................... 6,000,000 5,734,938
Revenue , 2020 AA , 5% , 6/15/45 ....................................... 1,500,000 1,574,596
Revenue , 2020 AA , 4% , 6/15/50 ....................................... 3,670,000 3,401,244
Revenue , 2022 A , 4% , 6/15/41 ........................................ 2,000,000 1,942,455
Revenue , 2022 BB , 4% , 6/15/42 ....................................... 2,400,000 2,320,120
Revenue , 2022 BB , 4% , 6/15/46 ....................................... 7,325,000 6,968,582
Revenue , 2022 CC , 5.5% , 6/15/50 ..................................... 1,250,000 1,357,183
Revenue , 2023 BB , 5.25% , 6/15/50 .................................... 2,000,000 2,144,050
State of New Jersey , Revenue , 2023 A , Refunding , 5% , 6/15/38 ............... 4,000,000 4,383,368
State of New Jersey , Revenue , 2023 A , Refunding , 5.25% , 6/15/41 ............ 2,500,000 2,747,108
New Jersey Turnpike Authority ,
Revenue , 2017 A , 5% , 1/01/34 ........................................ 10,005,000 10,310,812
Revenue , 2017 B , Refunding , 5% , 1/01/40 ............................... 15,245,000 15,690,886
Revenue , 2017 G , Refunding , 4% , 1/01/43 ............................... 5,000,000 4,870,358
Revenue , 2019 A , 5% , 1/01/48 ........................................ 15,500,000 16,049,794
Revenue , 2021 A , 4% , 1/01/51 ........................................ 3,000,000 2,853,438
Revenue , 2022 B , 4.5% , 1/01/48 ...................................... 5,000,000 5,044,229
Revenue , 2024 B , 4.125% , 1/01/54 .................................... 1,500,000 1,444,613
Revenue , 2024 B , 5.25% , 1/01/54 ..................................... 2,000,000 2,176,968
Newark Board of Education ,
GO , 2021 , Refunding , BAM Insured , 3% , 7/15/39 .......................... 700,000 568,286
GO , 2021 , Refunding , BAM Insured , 3% , 7/15/40 .......................... 750,000 594,488
GO , 2021 , Refunding , BAM Insured , 3% , 7/15/41 .......................... 750,000 585,808
GO , 2021 , Refunding , BAM Insured , 3% , 7/15/42 .......................... 700,000 541,622
Newark Housing Authority , Port Authority of New York & New Jersey , Revenue , 2017 ,
Refunding , 4% , 1/01/37 ............................................. 20,745,000 20,784,171
Passaic County Improvement Authority (The) ,
Paterson Arts & Science Charter School , Revenue , 2023 , 4.25% , 7/01/33 ........ 210,000 209,892
Paterson Arts & Science Charter School , Revenue , 2023 , 5.25% , 7/01/43 ........ 670,000 686,637
Paterson Arts & Science Charter School , Revenue , 2023 , 5.375% , 7/01/53 ....... 1,000,000 1,015,287
Paterson Arts & Science Charter School , Revenue , 2023 , 5.5% , 7/01/58 ......... 1,000,000 1,019,863
Salem County Pollution Control Financing Authority , Constellation Energy Generation
LLC , Revenue , 1993 A , Refunding , 4.45% , 3/01/25 ......................... 1,825,000 1,825,816
South Jersey Transportation Authority ,
Revenue , 2020 A , 5% , 11/01/45 ....................................... 5,750,000 5,917,776
Revenue , 2022 A , 4.625% , 11/01/47 .................................... 5,000,000 5,030,908
Revenue , 2022 A , 5.25% , 11/01/52 ..................................... 5,540,000 5,817,808

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
State of New Jersey ,
GO , 2020 A , 4% , 6/01/31 ............................................ $ 4,500,000 $ 4,669,065
GO , 2020 A , 3% , 6/01/32 ............................................ 3,400,000 3,177,489
Tobacco Settlement Financing Corp. , Revenue , 2018 A , Refunding , 5.25% , 6/01/46 ..
17,000,000 17,511,462
Union County Improvement Authority , Revenue , 2024 , 4.125% , 4/15/54 ...........
5,500,000 5,331,041
580,385,398
New York 2.1%
Port Authority of New York & New Jersey ,
Revenue , 240 , Refunding , 5% , 7/15/53 ................................. 2,500,000 2,670,766
Revenue , 242 , Refunding , 5% , 12/01/53 ................................. 6,250,000 6,433,724
Revenue , 244 , Refunding , 5% , 7/15/30 ................................. 700,000 770,197
Revenue , 244 , Refunding , 5% , 7/15/54 ................................. 5,000,000 5,369,091
15,243,778
Oregon 0.3%
b
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/39 ............................ 2,000,000 2,029,800
Pennsylvania 7.3%
Delaware River Joint Toll Bridge Commission ,
Revenue , 2017 , 5% , 7/01/42 ......................................... 19,500,000 20,207,148
Revenue , 2019 A , 5% , 7/01/37 ........................................ 150,000 160,672
Revenue , 2019 A , 5% , 7/01/38 ........................................ 150,000 160,147
Revenue , 2019 A , 5% , 7/01/39 ........................................ 150,000 158,810
Revenue , 2019 A , 5% , 7/01/44 ........................................ 760,000 788,715
Delaware River Port Authority ,
Revenue , 2013 , 5% , 1/01/37 ......................................... 10,000,000 10,022,878
Revenue , 2018 A , 5% , 1/01/37 ........................................ 3,285,000 3,499,181
Revenue , 2018 A , 5% , 1/01/38 ........................................ 5,050,000 5,378,210
Revenue , 2018 A , 5% , 1/01/39 ........................................ 2,300,000 2,444,635
Revenue , 2018 A , 5% , 1/01/40 ........................................ 9,565,000 10,121,192
52,941,588
South Carolina 0.5%
South Carolina Jobs-Economic Development Authority ,
b
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 1,500,000 1,272,242
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 1,500,000 1,272,242
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 1,000,000 818,274
3,362,758
Texas 0.5%
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 2,000,000 1,958,833
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 2,700,000 2,102,762
4,061,595
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,500,000 1,272,359
Wisconsin 0.4%
b
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 1,500,000 1,212,163

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 198 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
b
Public Finance Authority, (continued)
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... $ 2,000,000 $ 2,031,244
3,243,407
U.S. Territories 2.2%
Guam 0.1%
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
850,000 865,561
Puerto Rico 2.1%
HTA TRRB Custodial Trust ,
Revenue , 2005 L , 5.25% , 7/01/41 ..................................... 2,218,051 2,170,425
Revenue , 2007 N , 5.25% , 7/01/36 ..................................... 246,450 247,463
Puerto Rico Electric Power Authority ,
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 1,200,000 1,183,352
d
Revenue , WW , 5.5% , 7/01/38 ......................................... 3,950,000 1,046,750
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
10,850,000 10,853,519
15,501,509
Total U.S. Territories .................................................................... 16,367,070
Total Municipal Bonds (Cost $ 736,456,734 ) .....................................
709,291,509
Shares
Escrows and Litigation Trusts 0.0%
†
a ,e
Puerto Rico Electric Power Authority, Escrow Account ........................ 200,660 160,528
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
160,528
Total Long Term Investments (Cost $ 738,056,734 ) ...............................
711,003,937
a
a a a a
Short Term Investments 1.3%
Principal
Amount
Municipal Bonds 1.3%
New Jersey 1.3%
f
New Jersey Health Care Facilities Financing Authority ,
Virtua Health Obligated Group , Revenue , 2009 B , LOC JPMorgan Chase Bank NA ,
Daily VRDN and Put , 3.35% , 7/01/43 ................................. 4,100,000 4,100,000
Virtua Health Obligated Group , Revenue , 2009 C , LOC JPMorgan Chase Bank NA ,
Daily VRDN and Put , 3.6% , 7/01/43 .................................. 5,500,000 5,500,000
9,600,000
Total Municipal Bonds (Cost $ 9,600,000 ) .......................................
9,600,000
Total Short Term Investments (Cost $ 9,600,000 ) .................................
9,600,000
a
Total Investments (Cost $ 747,656,734 ) 98.8% ...................................
$720,603,937
Other Assets, less Liabilities 1.2% .............................................
8,467,662
Net Assets 100.0% ...........................................................
$729,071,599

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2024, the aggregate value of these securities was $24,119,633, representing 3.3% of net assets.
c
A portion or all of the security purchased on a delayed delivery basis.
d
Defaulted security or security for which income has been deemed uncollectible.
e
Non-income producing.
f
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2024
Franklin North Carolina Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 1,600,000 $ 1,551,900
Total Corporate Bonds (Cost $ 1,600,000 ) .......................................
1,551,900
Municipal Bonds 98.6%
California 0.4%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 2,300,000 2,065,167
Florida 2.2%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 4,680,000 4,050,427
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 1,500,000 1,031,851
b
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , Zero Cpn., 3/01/29 ........................................ 5,600,000 4,371,242
b
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 3,750,000 3,305,625
12,759,145
Illinois 0.7%
Metropolitan Pier & Exposition Authority , Revenue , 2020 A , Refunding , 5% , 6/15/50 ..
500,000 510,153
State of Illinois ,
GO , 2016 , 5% , 11/01/34 ............................................. 1,100,000 1,121,530
GO , 2021 A , 5% , 3/01/33 ............................................ 2,000,000 2,154,736
3,786,419
Kentucky 0.7%
b
Louisville/Jefferson County Metropolitan Government , PSG Vesta Derby Oaks LLC ,
Revenue , 144A, 2022 A , Zero Cpn., 5/01/52 .............................. 5,600,000 4,181,701
New Jersey 1.2%
New Jersey Economic Development Authority , Revenue , 2021 QQQ , 4% , 6/15/41 ...
1,000,000 971,227
New Jersey Transportation Trust Fund Authority ,
Revenue , 2019 BB , 5% , 6/15/44 ....................................... 2,900,000 2,982,519
Revenue , 2020 AA , 3% , 6/15/50 ....................................... 500,000 362,912
Revenue , 2020 AA , 5% , 6/15/50 ....................................... 1,290,000 1,345,478
Revenue , 2022 BB , 4% , 6/15/46 ....................................... 1,000,000 951,342
6,613,478
New York 1.6%
Metropolitan Transportation Authority ,
Revenue , 2020 E , Refunding , 4% , 11/15/45 .............................. 1,595,000 1,512,893
Revenue , 2021 A-1 , 4% , 11/15/48 ..................................... 5,325,000 4,882,578
Revenue , 2021 A-2 , 4% , 11/15/41 ..................................... 3,000,000 2,916,832
9,312,303
North Carolina 85.8%
Cape Fear Public Utility Authority , Revenue , 2019 A , Refunding , 4% , 8/01/44 .......
3,070,000 2,973,970
Charlotte-Mecklenburg Hospital Authority (The) ,
Atrium Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 1/15/40 ....... 14,000,000 14,139,422
Atrium Health Obligated Group , Revenue , 2018 A , Refunding , 5% , 1/15/36 ....... 5,000,000 5,282,698
Atrium Health Obligated Group , Revenue , 2022 A , Refunding , 4% , 1/15/43 ....... 2,000,000 1,943,497
City of Charlotte ,
COP , 2019 A , Refunding , 5% , 6/01/44 .................................. 8,250,000 8,672,805
GO , 2023 B , Refunding , 5% , 7/01/42 ................................... 2,925,000 3,226,323

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
City of Charlotte, (continued)
GO , 2023 B , Refunding , 5% , 7/01/43 ................................... $ 2,300,000 $ 2,526,673
Airport , Revenue , 2019 B , 4% , 7/01/44 .................................. 5,515,000 5,151,553
Airport , Revenue , 2021 A , Refunding , 4% , 7/01/39 ......................... 6,000,000 5,990,482
Airport , Revenue , 2021 A , Refunding , 4% , 7/01/40 ......................... 9,030,000 8,918,954
Airport , Revenue , 2021 A , Refunding , 4% , 7/01/41 ......................... 2,410,000 2,377,955
Airport , Revenue , 2023 A , 5% , 7/01/48 .................................. 4,500,000 4,822,350
Airport , Revenue , 2023 A , 5% , 7/01/53 .................................. 6,155,000 6,535,641
Water & Sewer System , Revenue , 2018 , Refunding , 4% , 7/01/38 .............. 4,150,000 4,188,302
Water & Sewer System , Revenue , 2020 , Refunding , 2% , 7/01/41 .............. 500,000 334,935
c
City of Durham ,
Water & Sewer Utility System , Revenue , 2024 , 4% , 8/01/49 .................. 3,960,000 3,822,208
Water & Sewer Utility System , Revenue , 2024 , 4% , 8/01/53 .................. 3,400,000 3,256,279
City of Fayetteville , Public Works Commission , Revenue , 2018 , Refunding , 4% , 3/01/41
4,015,000 3,962,242
City of Greensboro ,
Combined Water & Sewer System , Revenue , 2020 A , Refunding , 4% , 6/01/45 .... 4,500,000 4,393,188
c
Combined Water & Sewer System , Revenue , 2024 B , 5% , 6/01/49 ............. 1,500,000 1,620,075
c
Combined Water & Sewer System , Revenue , 2024 B , 5% , 6/01/54 ............. 3,500,000 3,743,110
City of Raleigh ,
GO , 2023 A , Refunding , 5% , 4/01/41 ................................... 1,775,000 1,960,162
Combined Enterprise System , Revenue , 2016 A , 4% , 3/01/46 ................. 3,000,000 2,929,433
Combined Enterprise System , Revenue , 2016 B , Refunding , 4% , 3/01/34 ........ 1,000,000 1,010,100
Combined Enterprise System , Revenue , 2023 , Refunding , 4% , 9/01/53 ......... 9,305,000 8,896,005
City of Salisbury , Combined Enterprise System , Revenue , 2020 , Refunding , 5% ,
2/01/45 ......................................................... 1,000,000 1,048,054
City of Winston-Salem ,
Water & Sewer System , Revenue , 2016 A , Refunding , 4% , 6/01/34 ............ 1,350,000 1,358,771
Water & Sewer System , Revenue , 2017 , 4% , 6/01/47 ....................... 10,000,000 9,699,375
County of Brunswick , GO , 2022 , 4% , 8/01/39 ..............................
1,550,000 1,590,808
County of Catawba , Revenue , 2023 , 4% , 4/01/43 ...........................
400,000 389,597
County of Dare ,
Revenue , 2021 A , 3% , 6/01/38 ........................................ 375,000 326,987
Revenue , 2021 A , 3% , 6/01/39 ........................................ 585,000 502,087
Revenue , 2021 A , 3% , 6/01/40 ........................................ 250,000 210,648
Revenue , 2021 A , 3% , 6/01/41 ........................................ 450,000 373,622
County of Durham ,
GO , 2019 , 4% , 6/01/36 ............................................. 500,000 511,399
GO , 2019 , 4% , 6/01/37 ............................................. 450,000 457,701
GO , 2019 , 4% , 6/01/39 ............................................. 700,000 705,872
County of Forsyth , GO , 2023 A , 4% , 6/01/42 ...............................
1,000,000 1,003,313
County of Guilford ,
GO , 2017 B , 4% , 5/01/33 ............................................ 5,000,000 5,060,732
GO , 2024 , 4% , 3/01/43 ............................................. 5,000,000 4,960,064
County of Johnston , Water & Sewer System , Revenue , 2023 , 4% , 4/01/53 .........
1,150,000 1,101,668
County of Lincoln ,
Enterprise System , Revenue , 2020 , Refunding , 3% , 8/01/38 .................. 400,000 347,861
Enterprise System , Revenue , 2020 , Refunding , 3% , 8/01/41 .................. 480,000 395,020
County of Mecklenburg , GO , 2017 A , 4% , 4/01/30 ...........................
5,000,000 5,057,375
County of New Hanover ,
Revenue , 2021 , Refunding , 5% , 8/01/30 ................................. 3,375,000 3,711,788
New Hanover Regional Medical Center , Revenue , 2017 , Pre-Refunded , 5% ,
10/01/42 ....................................................... 5,000,000 5,228,284

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
County of New Hanover, (continued)
New Hanover Regional Medical Center , Revenue , 2017 , Pre-Refunded , 5% ,
10/01/47 ....................................................... $ 13,565,000 $ 14,184,333
County of Union , Enterprise System , Revenue , 2021 , 4% , 6/01/32 ...............
1,050,000 1,092,597
County of Wake ,
GO , 2019 A , 5% , 3/01/32 ............................................ 7,870,000 8,512,370
Revenue , 2021 , 3% , 3/01/35 ......................................... 5,535,000 5,034,591
Revenue , 2021 , 3% , 3/01/36 ......................................... 6,000,000 5,404,579
Greater Asheville Regional Airport Authority , Revenue , 2023 , AGMC Insured , 5.25% ,
7/01/53 ......................................................... 2,500,000 2,618,614
North Carolina Agricultural & Technical State University , Revenue , 2023 , 5% , 10/01/43
1,000,000 1,071,457
North Carolina Capital Facilities Finance Agency ,
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/25 .......... 1,700,000 1,715,470
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/27 .......... 400,000 408,297
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/28 .......... 500,000 513,613
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/29 .......... 550,000 568,590
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/30 .......... 1,860,000 1,931,379
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/31 .......... 1,855,000 1,931,871
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/32 .......... 1,000,000 1,039,385
Campbell University, Inc. , Revenue , 2021 A , Refunding , 5% , 10/01/33 .......... 1,670,000 1,730,258
Campbell University, Inc. , Revenue , 2021 A , Refunding , 4% , 10/01/34 .......... 740,000 707,319
Campbell University, Inc. , Revenue , 2021 A , Refunding , 4% , 10/01/35 .......... 360,000 342,495
Duke University , Revenue , 2015 B , Pre-Refunded , 5% , 10/01/41 .............. 13,585,000 13,849,495
Duke University , Revenue , 2016 B , Refunding , 5% , 10/01/40 ................. 2,500,000 2,563,155
Duke University , Revenue , 2016 B , Refunding , 5% , 7/01/42 .................. 5,500,000 5,626,624
Duke University , Revenue , 2016 B , Refunding , 4% , 10/01/44 ................. 5,085,000 5,074,389
Duke University , Revenue , 2016 B , Refunding , 5% , 10/01/44 ................. 13,000,000 13,267,363
High Point University , Revenue , 2021 , Refunding , 4% , 5/01/32 ................ 2,000,000 1,996,657
High Point University , Revenue , 2021 , Refunding , 4% , 5/01/33 ................ 3,210,000 3,196,538
High Point University , Revenue , 2021 , Refunding , 4% , 5/01/34 ................ 2,270,000 2,253,624
Wake Forest University , Revenue , 2016 , Refunding , 4% , 1/01/38 .............. 5,500,000 5,518,308
Wake Forest University , Revenue , 2016 , Refunding , 4% , 1/01/39 .............. 5,250,000 5,259,749
Wake Forest University , Revenue , 2018 , 4% , 1/01/48 ....................... 10,000,000 9,660,249
Wake Forest University , Revenue , 2018 , 5% , 1/01/48 ....................... 13,500,000 13,881,687
North Carolina Central University ,
Revenue , 2019 , AGMC Insured , 5% , 4/01/44 ............................. 1,575,000 1,636,886
Revenue , 2019 , 4% , 4/01/49 ......................................... 1,000,000 899,744
North Carolina Housing Finance Agency ,
Revenue , 41 , GNMA Insured , 3.55% , 7/01/44 ............................. 4,180,000 3,586,051
Revenue , 41 , GNMA Insured , 3.625% , 7/01/49 ............................ 6,405,000 5,588,336
Revenue , 42 , GNMA Insured , 2.45% , 7/01/34 ............................. 750,000 609,753
Revenue , 42 , GNMA Insured , 2.625% , 7/01/39 ............................ 3,035,000 2,423,836
Revenue , 42 , GNMA Insured , 2.85% , 1/01/43 ............................. 2,660,000 2,024,628
Revenue , 43 , GNMA Insured , 2.8% , 1/01/40 .............................. 4,715,000 3,817,412
Revenue , 43 , GNMA Insured , 2.95% , 7/01/43 ............................. 2,170,000 1,677,447
Revenue , 44 , 3% , 7/01/46 ........................................... 2,740,000 2,041,132
Revenue , 45 , Refunding , GNMA Insured , 2.2% , 7/01/40 ..................... 1,805,000 1,297,464
Revenue , 46 A , GNMA Insured , 1.55% , 1/01/30 ........................... 2,100,000 1,736,219
Revenue , 46 A , GNMA Insured , 1.75% , 1/01/31 ........................... 975,000 792,442
North Carolina Medical Care Commission ,
Atrium Health Wake Forest Baptist Obligated Group , Revenue , 2019 A , 5% , 12/01/33 1,000,000 1,051,988
Caromont Health Obligated Group , Revenue , 2021 A , 4% , 2/01/36 ............. 1,675,000 1,680,496
Duke University Health System, Inc. , Revenue , 2016 D , Refunding , 4% , 6/01/42 ... 7,000,000 6,871,249
EveryAge Obligated Group , Revenue , 2021 A , Refunding , 4% , 9/01/47 .......... 2,935,000 2,357,839
EveryAge Obligated Group , Revenue , 2021 A , Refunding , 4% , 9/01/51 .......... 960,000 749,914

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
North Carolina Medical Care Commission, (continued)
Forest at Duke, Inc. Obligated Group , Revenue , 2021 , 4% , 9/01/33 ............ $ 180,000 $ 170,889
Forest at Duke, Inc. Obligated Group , Revenue , 2021 , 4% , 9/01/34 ............ 185,000 174,411
Forest at Duke, Inc. Obligated Group , Revenue , 2021 , 4% , 9/01/41 ............ 920,000 786,771
Forest at Duke, Inc. Obligated Group , Revenue , 2021 , 4% , 9/01/46 ............ 1,665,000 1,361,431
Forest at Duke, Inc. Obligated Group , Revenue , 2021 , 4% , 9/01/51 ............ 1,670,000 1,316,318
Friends Homes Obligated Group , Revenue , 2020 A , 4% , 9/01/50 .............. 3,000,000 2,316,503
Novant Health Obligated Group , Revenue , 2013 A , Refunding , 5% , 11/01/46 ..... 20,000,000 20,004,772
Novant Health Obligated Group , Revenue , 2019 A , 4% , 11/01/49 .............. 2,115,000 2,020,087
Novant Health Obligated Group , Revenue , 2019 A , 4% , 11/01/52 .............. 6,640,000 6,213,856
Pines at Davidson, Inc. Obligated Group , Revenue , 2019 A , 5% , 1/01/34 ........ 2,050,000 2,114,883
Pines at Davidson, Inc. Obligated Group , Revenue , 2019 A , 5% , 1/01/49 ........ 5,000,000 5,007,905
Plantation Village, Inc. Obligated Group , Revenue , 2021 A , Refunding , 4% , 1/01/41 1,020,000 890,239
Plantation Village, Inc. Obligated Group , Revenue , 2021 A , Refunding , 4% , 1/01/52 3,510,000 2,713,443
Presbyterian Homes Obligated Group , Revenue , 2016 C , Refunding , 5% , 10/01/31 5,000,000 5,109,808
Presbyterian Homes Obligated Group , Revenue , 2020 A , 5% , 10/01/40 ......... 1,800,000 1,868,041
Presbyterian Homes Obligated Group , Revenue , 2020 A , 4% , 10/01/45 ......... 1,000,000 898,826
Presbyterian Homes Obligated Group , Revenue , 2020 A , 5% , 10/01/45 ......... 2,420,000 2,484,498
Presbyterian Homes Obligated Group , Revenue , 2020 A , 4% , 10/01/50 ......... 1,350,000 1,171,288
Presbyterian Homes Obligated Group , Revenue , 2020 A , 5% , 10/01/50 ......... 1,400,000 1,422,669
Rex Hospital, Inc. Obligated Group , Revenue , 2020 A , 4% , 7/01/49 ............ 4,000,000 3,719,936
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2024 A ,
5% , 10/01/44 ................................................... 750,000 775,507
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2024 A ,
5% , 10/01/49 ................................................... 750,000 765,628
Vidant Health Obligated Group , Revenue , 2015 , Refunding , 5% , 6/01/40 ........ 5,000,000 5,033,454
North Carolina Municipal Power Agency No. 1 , Revenue , 2015 A , Refunding , 5% ,
1/01/32 ......................................................... 4,200,000 4,272,894
North Carolina State Education Assistance Authority ,
Revenue, Senior Lien , 2020 A , 5% , 6/01/25 .............................. 125,000 126,064
Revenue, Senior Lien , 2020 A , 5% , 6/01/26 .............................. 300,000 305,093
Revenue, Senior Lien , 2020 A , 5% , 6/01/27 .............................. 450,000 460,195
Revenue, Senior Lien , 2020 A , 5% , 6/01/28 .............................. 500,000 516,937
Revenue, Senior Lien , 2020 A , 5% , 6/01/29 .............................. 350,000 362,626
Revenue, Senior Lien , 2020 A , 3.125% , 6/01/39 ........................... 55,000 55,000
North Carolina Turnpike Authority ,
Revenue , 2016 A , Refunding , 5% , 7/01/54 ............................... 2,560,000 2,567,370
Revenue , 2018 A , Refunding , 4% , 1/01/33 ............................... 4,625,000 4,701,154
Revenue , 2018 A , Refunding , 4% , 1/01/39 ............................... 9,815,000 9,875,309
Revenue , 2021 , Refunding , 5% , 7/01/35 ................................. 1,300,000 1,445,878
Revenue , 2021 , Refunding , 5% , 7/01/36 ................................. 1,750,000 1,941,660
Revenue , 2021 , Refunding , 5% , 7/01/37 ................................. 1,770,000 1,955,046
Revenue , 2021 , Refunding , 5% , 7/01/38 ................................. 1,250,000 1,373,757
Revenue , 2021 , Refunding , 5% , 7/01/39 ................................. 1,500,000 1,637,591
Revenue , 2021 , Refunding , 5% , 7/01/40 ................................. 1,270,000 1,379,770
Revenue , 2021 , Refunding , 5% , 7/01/41 ................................. 2,000,000 2,161,980
Revenue, Senior Lien , 2017 , Refunding , AGMC Insured , 5% , 1/01/31 ........... 1,000,000 1,036,218
Revenue, Senior Lien , 2019 , AGMC Insured , 5% , 1/01/49 ................... 2,000,000 2,072,155
Revenue, Senior Lien , 2019 , 4% , 1/01/55 ................................ 5,000,000 4,254,946
Revenue, Senior Lien , 2024 A , AGMC Insured , 5% , 1/01/58 .................. 3,000,000 3,158,369
Raleigh Durham Airport Authority ,
Revenue , 2015 A , Refunding , 5% , 5/01/27 ............................... 350,000 354,015
Revenue , 2015 A , Refunding , 5% , 5/01/30 ............................... 550,000 555,513
Revenue , 2020 A , Refunding , 5% , 5/01/36 ............................... 2,580,000 2,727,712
State of North Carolina ,
GO , 2019 B , 5% , 6/01/29 ............................................ 2,500,000 2,714,372

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
State of North Carolina, (continued)
GO , 2020 A , 5% , 6/01/31 ............................................ $ 2,500,000 $ 2,746,251
Town of Cary , Combined Utility Systems , Revenue , 2017 B , Refunding , 4% , 12/01/42
8,000,000 7,891,007
Town of Oak Island , Enterprise System , Revenue , 2017 , Refunding , AGMC Insured ,
5% , 6/01/33 ...................................................... 1,000,000 1,040,665
University of North Carolina at Chapel Hill ,
Revenue , 2021 B , Refunding , 5% , 12/01/37 .............................. 2,180,000 2,439,618
Hospitals at Chapel Hill , Revenue , 2019 , 5% , 2/01/49 ....................... 6,920,000 7,656,462
University of North Carolina at Charlotte (The) ,
Revenue , 2017 , 5% , 10/01/47 ........................................ 5,000,000 5,147,826
Revenue , 2017 A , Refunding , 4% , 10/01/40 .............................. 2,250,000 2,241,927
Revenue , 2020 A , Refunding , 4% , 10/01/40 .............................. 290,000 288,959
University of North Carolina at Greensboro ,
Revenue , 2017 , Refunding , 4% , 4/01/35 ................................. 1,205,000 1,209,795
Revenue , 2017 , Refunding , 4% , 4/01/36 ................................. 1,000,000 1,004,342
University of North Carolina at Wilmington , Revenue , 2015 , Refunding , 5% , 6/01/37 .
3,000,000 3,025,392
University of North Carolina System , Appalachian State University , Revenue , 2008 A ,
AGMC Insured , 5% , 10/01/33 ......................................... 160,000 152,669
Water and Sewer Authority of Cabarrus County , Revenue , 2024 , 4% , 6/01/49 ......
2,685,000 2,572,021
Western Carolina University ,
Revenue , 2020 B , 3% , 4/01/36 ........................................ 1,000,000 888,658
Revenue , 2020 B , 4% , 4/01/50 ........................................ 5,000,000 4,754,018
491,929,677
South Carolina 0.8%
South Carolina Jobs-Economic Development Authority ,
b
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 1,600,000 1,357,059
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 1,600,000 1,357,058
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 2,500,000 2,045,684
4,759,801
Texas 0.5%
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 4% , 9/01/32 200,000 189,787
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 4% , 9/01/33 200,000 188,341
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 2,800,000 2,180,642
2,558,770
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,600,000 1,357,183
Wisconsin 0.2%
b
Public Finance Authority , Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 .............. 1,600,000 1,292,974
U.S. Territories 4.3%
Guam 0.8%
Antonio B Won Pat International Airport Authority ,
Revenue , 2023 A , Refunding , 5.25% , 10/01/30 ............................ 750,000 752,354
Revenue , 2023 A , Refunding , 5.125% , 10/01/34 ........................... 390,000 384,907
Revenue , 2023 A , Refunding , 5.25% , 10/01/35 ............................ 265,000 263,558
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
3,205,000 3,263,676
4,664,495

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico 3.5%
Commonwealth of Puerto Rico ,
d
GO , FRN , Zero Cpn., 11/01/43 ........................................ $ 103,304 $ 64,177
GO , 2022 A-1 , 5.625% , 7/01/27 ....................................... 25,850 27,031
GO , 2022 A-1 , 5.625% , 7/01/29 ....................................... 25,431 27,373
GO , 2022 A-1 , 5.75% , 7/01/31 ........................................ 24,701 27,535
GO , 2022 A-1 , 4% , 7/01/33 .......................................... 23,423 23,422
GO , 2022 A-1 , 4% , 7/01/35 .......................................... 21,054 20,683
GO , 2022 A-1 , 4% , 7/01/37 .......................................... 18,070 17,532
GO , 2022 A-1 , 4% , 7/01/41 .......................................... 24,568 22,837
GO , 2022 A-1 , 4% , 7/01/46 .......................................... 25,551 23,109
GO , 2022 A-1 , Zero Cpn., 7/01/24 ..................................... 3,797 3,784
GO , 2022 A-1 , Zero Cpn., 7/01/33 ..................................... 30,143 20,019
HTA TRRB Custodial Trust ,
Revenue , 2005 L , 5.25% , 7/01/41 ..................................... 1,643,000 1,607,722
Revenue , 2007 N , 5.25% , 7/01/36 ..................................... 246,450 247,463
Puerto Rico Electric Power Authority ,
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 1,500,000 1,479,191
e
Revenue , XX , 5.25% , 7/01/40 ........................................ 4,120,000 1,091,800
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/33 .. 440,000 459,522
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/41 .. 220,000 194,024
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 12,890,000 12,894,180
Sales Tax , Revenue , A-2 , 4.329% , 7/01/40 ............................... 2,000,000 1,993,742
20,245,146
Total U.S. Territories .................................................................... 24,909,641
Total Municipal Bonds (Cost $ 597,649,152 ) .....................................
565,526,259
Shares
Escrows and Litigation Trusts 0.0%
†
a ,f
Puerto Rico Electric Power Authority, Escrow Account ........................ 209,296 167,437
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
167,437
Total Long Term Investments (Cost $ 599,249,152 ) ...............................
567,245,596
a
a a a a
Short Term Investments 2.2%
Principal
Amount
Municipal Bonds 2.2%
North Carolina 2.2%
g
Charlotte-Mecklenburg Hospital Authority (The) ,
Atrium Health Obligated Group , Revenue , 2007 B , Refunding , SPA JPMorgan Chase
Bank NA , Daily VRDN and Put , 4% , 1/15/38 ............................ 4,000,000 4,000,000
Atrium Health Obligated Group , Revenue , 2007 C , Refunding , SPA JPMorgan Chase
Bank NA , Daily VRDN and Put , 4% , 1/15/37 ............................ 5,500,000 5,500,000
Atrium Health Obligated Group , Revenue , 2018 G , SPA JPMorgan Chase Bank NA ,
Daily VRDN and Put , 4% , 1/15/48 .................................... 1,000,000 1,000,000

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 198 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
North Carolina (continued)
g
Charlotte-Mecklenburg Hospital Authority (The), (continued)
Atrium Health Obligated Group , Revenue , 2018 H , SPA JPMorgan Chase Bank NA ,
Daily VRDN and Put , 4% , 1/15/48 .................................... $ 1,900,000 $ 1,900,000
12,400,000
Total Municipal Bonds (Cost $ 12,400,000 ) ......................................
12,400,000
Total Short Term Investments (Cost $ 12,400,000 ) ................................
12,400,000
a
Total Investments (Cost $ 611,649,152 ) 101.1% ..................................
$579,645,596
Other Assets, less Liabilities (1.1) % ...........................................
(6,104,835)
Net Assets 100.0% ...........................................................
$573,540,761
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2024, the aggregate value of these securities was $21,123,961, representing 3.7% of net assets.
c
Security purchased on a when-issued basis.
d
The coupon rate shown represents the rate at period end.
e
Defaulted security or security for which income has been deemed uncollectible.
f
Non-income producing.
g
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2024
Franklin Ohio Tax-Free Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 3,200,000 $ 3,103,799
Total Corporate Bonds (Cost $ 3,200,000 ) .......................................
3,103,799
Municipal Bonds 96.5%
California 0.2%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 2,800,000 2,514,117
Florida 1.7%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 9,144,000 7,913,912
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 2,200,000 1,513,380
b
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , Zero Cpn., 3/01/29 ........................................ 11,000,000 8,586,369
18,013,661
Kentucky 1.1%
b
Louisville/Jefferson County Metropolitan Government , PSG Vesta Derby Oaks LLC ,
Revenue , 144A, 2022 A , Zero Cpn., 5/01/52 .............................. 15,210,000 11,357,800
New Jersey 0.2%
New Jersey Transportation Trust Fund Authority , Revenue , 2022 A , 4% , 6/15/38 ....
2,000,000 1,991,523
New York 0.1%
Metropolitan Transportation Authority , Revenue , 2021 A-1 , 4% , 11/15/48 ..........
750,000 687,687
Ohio 89.8%
Akron City School District , COP , 2023 , AGMC Insured , 5% , 8/01/53 ..............
3,000,000 3,127,544
American Municipal Power, Inc. ,
Combined Hydroelectric , Revenue , 2016 A , Refunding , 4% , 2/15/35 ............ 1,000,000 988,144
Combined Hydroelectric , Revenue , 2016 A , Refunding , 5% , 2/15/46 ............ 7,500,000 7,555,346
Greenup Hydroelectric , Revenue , 2016 A , 5% , 2/15/41 ...................... 5,000,000 5,043,414
Prairie State Energy Campus , Revenue , 2017 A , Refunding , 5% , 2/15/37 ........ 3,700,000 3,859,724
Prairie State Energy Campus , Revenue , 2017 A , Refunding , 5% , 2/15/38 ........ 3,500,000 3,638,210
Solar Electricity Prepayment , Revenue , 2019 A , 5% , 2/15/44 ................. 3,345,000 3,447,167
Anthony Wayne Local School District , GO , 2017 A , 4% , 12/01/39 ................
3,000,000 2,943,987
Apollo Joint Vocational School District , GO , 2017 , Refunding , 4% , 12/01/39 ........
6,530,000 6,500,266
Beachwood City School District , GO , 2023 , 4% , 12/01/53 .....................
7,575,000 7,110,028
Bethel Local School District , COP , 2020 , BAM Insured , 2.75% , 12/01/49 ..........
4,000,000 2,622,746
Big Walnut Local School District , GO , 2019 , 5% , 12/01/53 .....................
9,155,000 9,434,521
Bloom-Carroll Local School District , GO , 2018 A , 5% , 11/01/55 .................
7,025,000 7,254,439
Bowling Green State University , Revenue , 2017 B , Refunding , 5% , 6/01/42 ........
1,045,000 1,067,819
Brooklyn City School District ,
GO , 2017 , Refunding , AGMC Insured , 5% , 12/01/38 ........................ 1,905,000 1,950,837
GO , 2017 , Refunding , AGMC Insured , 5% , 12/01/49 ........................ 9,000,000 9,102,800
Butler County Port Authority ,
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/33 ........................................................ 135,000 131,562
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/34 ........................................................ 185,000 179,972
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/35 ........................................................ 195,000 189,248

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Butler County Port Authority, (continued)
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/36 ........................................................ $ 205,000 $ 198,052
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/37 ........................................................ 210,000 200,988
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/38 ........................................................ 220,000 207,949
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/39 ........................................................ 225,000 209,965
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/40 ........................................................ 240,000 222,434
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/41 ........................................................ 245,000 224,601
Community First Solutions Obligated Group , Revenue , 2021 A , Refunding , 4% ,
5/15/46 ........................................................ 900,000 787,931
Canal Winchester Local School District ,
GO , 2005 , NATL Insured , Zero Cpn., 12/01/32 ............................ 3,955,000 2,812,114
GO , 2005 , NATL Insured , Zero Cpn., 12/01/33 ............................ 2,000,000 1,359,469
Chillicothe City School District , GO , 2006 , Refunding , NATL Insured , Zero Cpn.,
12/01/24 ........................................................ 1,905,000 1,865,910
Cincinnati City School District ,
GO , 2006 , Refunding , NATL Insured , 5.25% , 12/01/27 ...................... 14,900,000 15,864,334
GO , 2006 , Refunding , NATL Insured , 5.25% , 12/01/28 ...................... 8,180,000 8,819,186
City of Chillicothe ,
Adena Health System Obligated Group , Revenue , 2017 , Refunding , 5% , 12/01/37 . 2,890,000 2,950,738
Adena Health System Obligated Group , Revenue , 2017 , Refunding , 5% , 12/01/47 . 2,110,000 2,118,578
City of Cincinnati , GO , 2015 A , Pre-Refunded , 5.25% , 12/01/40 .................
6,500,000 6,612,947
City of Cleveland ,
GO , 2012 , 5% , 12/01/30 ............................................. 35,000 35,028
GO , 2020 A , 2% , 12/01/36 ........................................... 1,215,000 915,672
Water Pollution Control , Revenue , 2016 , 5% , 11/15/41 ...................... 2,000,000 2,010,574
City of Columbus ,
GO , 2018 A , 5% , 4/01/34 ............................................ 7,000,000 7,470,518
GO , 2019 A , 5% , 4/01/40 ............................................ 3,000,000 3,183,986
GO , 2021 A , 5% , 4/01/40 ............................................ 1,900,000 2,053,317
Sewerage , Revenue , 2014 , Refunding , 4% , 6/01/31 ........................ 15,000,000 14,844,629
Sewerage , Revenue , 2015 , Refunding , 5% , 6/01/30 ........................ 5,000,000 5,133,059
City of Marysville ,
Wastewater Treatment System , Revenue , 2015 , Refunding , BAM Insured , 4% ,
12/01/40 ....................................................... 3,015,000 2,980,148
Wastewater Treatment System , Revenue , 2015 , Refunding , BAM Insured , 5% ,
12/01/47 ....................................................... 5,035,000 5,045,015
Wastewater Treatment System , Revenue , 2016 , Refunding , BAM Insured , 4% ,
12/01/46 ....................................................... 9,370,000 8,986,620
City of Mount Vernon , Mount Vernon Nazarene University , Revenue , 2022 , Refunding ,
4% , 2/01/37 ...................................................... 995,000 915,834
City of St. Bernard , Income Tax , Revenue , 2013 , AGMC Insured , 5% , 12/01/43 .....
3,760,000 3,584,003
City of Westerville , Revenue , 2014 , 5% , 12/01/30 ...........................
2,765,000 2,766,767
Cleveland Department of Public Utilities Division of Public Power ,
Revenue , 2020 A , Refunding , AGMC Insured , 4% , 11/15/38 .................. 600,000 596,898
Revenue , B-2 , NATL Insured , Zero Cpn., 11/15/38 ......................... 10,000,000 5,057,325
Cleveland-Cuyahoga County Port Authority ,
Cleveland Museum of Natural History (The) , Revenue , 2021 , 4% , 7/01/37 ....... 700,000 706,018
Cleveland Museum of Natural History (The) , Revenue , 2021 , 4% , 7/01/38 ....... 100,000 100,038
Cleveland Museum of Natural History (The) , Revenue , 2021 , 4% , 7/01/39 ....... 700,000 698,332

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Cleveland-Cuyahoga County Port Authority, (continued)
Cleveland Museum of Natural History (The) , Revenue , 2021 , 4% , 7/01/40 ....... $ 100,000 $ 98,023
Cleveland Museum of Natural History (The) , Revenue , 2021 , 4% , 7/01/46 ....... 500,000 461,731
Cleveland Museum of Natural History (The) , Revenue , 2021 , 4% , 7/01/51 ....... 2,000,000 1,804,149
Euclid Avenue Development Corp. , Revenue , 2022 A , 5.5% , 8/01/52 ........... 9,000,000 9,306,468
Columbus-Franklin County Finance Authority ,
Revenue , 2021 C , 2.5% , 11/15/41 ..................................... 900,000 648,121
Revenue , 2021 C , 3% , 5/15/51 ........................................ 2,180,000 1,436,512
County of Butler ,
UC Health Obligated Group , Revenue , 2016 , Refunding , 5% , 11/15/45 .......... 5,020,000 4,815,326
UC Health Obligated Group , Revenue , 2017 , Refunding , 4% , 11/15/36 .......... 2,140,000 1,939,255
UC Health Obligated Group , Revenue , 2017 , Refunding , 4% , 11/15/37 .......... 1,500,000 1,348,719
County of Cuyahoga , GO , 2020 A , Refunding , 4% , 12/01/34 ...................
750,000 765,022
County of Franklin ,
Nationwide Children's Hospital, Inc. , Revenue , 2016 C , Refunding , 4% , 11/01/40 .. 5,000,000 4,868,524
Ohio Living Obligated Group , Revenue , 2022 , Refunding , 4% , 7/01/33 .......... 5,270,000 4,784,715
Ohio Living Obligated Group , Revenue , 2022 , Refunding , 4% , 7/01/34 .......... 2,240,000 2,016,432
Ohio Living Obligated Group , Revenue , 2022 , Refunding , 4% , 7/01/35 .......... 2,900,000 2,578,088
Ohio Living Obligated Group , Revenue , 2022 , Refunding , 4% , 7/01/36 .......... 2,640,000 2,317,229
Ohio Living Obligated Group , Revenue , 2022 , Refunding , 4% , 7/01/40 .......... 2,590,000 2,151,986
Ohio Living Obligated Group , Revenue , 2023 , Refunding , 5.25% , 7/01/41 ........ 5,000,000 4,905,861
OhioHealth Obligated Group , Revenue , 2015 , 5% , 5/15/33 ................... 3,290,000 3,323,221
Sales Tax , Revenue , 2018 , 5% , 6/01/43 ................................. 6,000,000 6,266,534
Trinity Health Corp. Obligated Group , Revenue , 2017 , 5% , 12/01/46 ............ 3,515,000 3,565,657
Trinity Health Corp. Obligated Group , Revenue , 2017 A-OH , 5% , 12/01/47 ....... 11,800,000 11,970,888
Trinity Health Corp. Obligated Group , Revenue , 2019 A , 4% , 12/01/49 .......... 6,030,000 5,538,744
County of Hamilton , TriHealth Obligated Group , Revenue , 2017 A , 5% , 8/15/42 .....
5,000,000 5,088,706
County of Lucas , GO , 2022 , 4.75% , 12/01/52 ..............................
3,000,000 3,025,020
County of Mahoning ,
Sewer System , Revenue , 2022 , Refunding , 5% , 12/01/46 .................... 3,000,000 3,118,664
Western Reserve Care System , Revenue , 1995 , NATL Insured , ETM, 5.5% , 10/15/25 1,165,000 1,180,423
County of Miami , Kettering Health Network Obligated Group , Revenue , 2019 ,
Refunding , 5% , 8/01/45 ............................................. 5,000,000 5,050,468
County of Montgomery , Premier Health Partners Obligated Group , Revenue , 2019 A ,
Refunding , 4% , 11/15/39 ............................................ 5,000,000 4,632,069
County of Perry , GO , 2023 , 5% , 12/01/61 .................................
1,500,000 1,450,566
County of Ross ,
Adena Health System Obligated Group , Revenue , 2019 , Refunding , 5% , 12/01/39 . 3,805,000 3,899,537
Adena Health System Obligated Group , Revenue , 2019 , Refunding , 5% , 12/01/44 . 1,300,000 1,314,525
County of Union , GO , 2018 , 5% , 12/01/47 .................................
5,000,000 5,068,276
Cuyahoga Falls City School District , GO , 2021 , BAM Insured , 4% , 12/01/51 .......
1,485,000 1,364,438
Dayton City School District , GO , 2014 , Refunding , 5% , 11/01/30 ................
5,000,000 5,478,696
Dayton-Montgomery County Port Authority ,
Southwest Ohio Regional Bond Fund , Revenue , 2021 C , 2% , 11/15/31 .......... 390,000 323,011
Southwest Ohio Regional Bond Fund , Revenue , 2021 C , 2.5% , 11/15/41 ........ 1,615,000 1,163,017

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Deer Park Community City School District , GO , 2017 A , 5.25% , 12/01/53 .........
$ 3,000,000 $ 3,020,554
Dublin City School District , GO , 2019 A , 4% , 12/01/44 ........................
10,000,000 9,745,291
Elyria City School District , GO , 2017 A , 5% , 12/01/43 ........................
5,500,000 5,597,781
Franklin County Convention Facilities Authority , Revenue , 2014 , Pre-Refunded , 5% ,
12/01/35 ........................................................ 20,000,000 20,107,884
Fremont City School District , GO , 2017 A , 5% , 1/15/49 .......................
13,970,000 14,064,416
Grandview Heights City School District , GO , 2019 , 5% , 12/01/53 ................
2,150,000 2,215,790
Green Local School District , COP , 2022 , AGMC Insured , 5% , 11/01/52 ...........
2,000,000 2,049,564
Hilliard School District , GO , 2017 , 4% , 12/01/46 ............................
10,000,000 9,411,049
Hudson City School District , GO , 2018 , 4% , 12/01/45 ........................
18,870,000 18,449,020
Indian Creek Local School District ,
GO , 2018 A , 5% , 11/01/55 ........................................... 3,000,000 3,073,687
GO , 2018 B , BAM Insured , 5% , 11/01/55 ................................ 3,910,000 4,017,088
Lakota Local School District , GO , 2005 , Refunding , NATL Insured , 5.25% , 12/01/26 .
2,000,000 2,088,222
Licking Heights Local School District , GO , 2022 , 4.5% , 10/01/51 ................
1,800,000 1,795,094
Little Miami Local School District ,
GO , 2018 A , 5% , 11/01/43 ........................................... 1,000,000 1,007,567
GO , 2018 A , 5% , 11/01/48 ........................................... 2,460,000 2,472,596
Madeira City School District , GO , Refunding , AGMC Insured , 5.25% , 12/01/32 .....
9,605,000 10,645,148
Miami University ,
Revenue , 2014 , 5% , 9/01/31 ......................................... 2,320,000 2,326,227
Revenue , 2014 , 5% , 9/01/34 ......................................... 3,500,000 3,509,393
Revenue , 2017 , Refunding , 5% , 9/01/41 ................................. 5,000,000 5,031,433
Revenue , 2022 A , Refunding , 5% , 9/01/34 ............................... 1,000,000 1,101,445
Miami Valley Career Technology Center , GO , 2018 , 5% , 12/01/44 ...............
20,000,000 20,726,782
Northeast Ohio Medical University ,
Revenue , 2021 A , Refunding , 5% , 12/01/25 .............................. 125,000 125,999
Revenue , 2021 A , Refunding , 5% , 12/01/27 .............................. 100,000 102,006
Revenue , 2021 A , Refunding , 5% , 12/01/29 .............................. 110,000 113,419
Revenue , 2021 A , Refunding , 3% , 12/01/40 .............................. 500,000 384,536
Revenue , 2021 A , Refunding , 4% , 12/01/45 .............................. 450,000 385,778
Revenue , 2022 , BAM Insured , 5% , 12/01/43 ............................. 1,000,000 1,028,507
Northeast Ohio Regional Sewer District , Revenue , 2019 , Refunding , 3% , 11/15/35 ..
3,500,000 3,104,286
Northeastern Local School District ,
GO , 2018 , AGMC Insured , 5.25% , 12/01/45 .............................. 5,420,000 5,700,036
GO , 2018 , AGMC Insured , 4% , 12/01/55 ................................ 5,000,000 4,445,388
Norwood City School District ,
GO , 2017 A , Pre-Refunded , 5% , 11/01/46 ............................... 5,000,000 5,138,191
GO , 2017 A , Pre-Refunded , 5.25% , 11/01/51 ............................. 7,645,000 7,891,321
c
Ohio Air Quality Development Authority ,
Ohio Valley Electric Corp. , Revenue , 2009 B , Mandatory Put , 1.375% , 11/01/24 ... 1,875,000 1,841,497
Ohio Valley Electric Corp. , Revenue , 2009 C , Mandatory Put , 1.5% , 11/04/25 ..... 2,000,000 1,887,073
Ohio Higher Educational Facility Commission ,
Ashtabula County Medical Center Obligated Group , Revenue , 2022 , 5.25% , 1/01/52 4,895,000 5,012,775
Baldwin Wallace University , Revenue , 2022 , 6% , 12/01/52 ................... 5,970,000 6,151,653
Capital University , Revenue , 2022 , Refunding , 6% , 9/01/42 .................. 4,900,000 5,020,800
Capital University , Revenue , 2022 , Refunding , 6% , 9/01/47 .................. 2,000,000 2,028,302
Capital University , Revenue , 2022 , Refunding , 6% , 9/01/52 .................. 5,100,000 5,140,076
Case Western Reserve University , Revenue , 2016 , Refunding , 5% , 12/01/40 ..... 6,000,000 6,120,906
Cleveland Institute of Music (The) , Revenue , 2022 , 5% , 12/01/32 .............. 300,000 300,916
Cleveland Institute of Music (The) , Revenue , 2022 , 5.125% , 12/01/42 ........... 3,390,000 3,357,694
Cleveland Institute of Music (The) , Revenue , 2022 , 5.375% , 12/01/52 ........... 3,100,000 3,028,897

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Ohio Higher Educational Facility Commission, (continued)
John Carroll University , Revenue , 2020 , 4% , 10/01/45 ...................... $ 1,100,000 $ 995,454
John Carroll University , Revenue , 2020 , 4% , 10/01/50 ...................... 3,500,000 3,098,133
John Carroll University , Revenue , 2022 , Refunding , 4% , 10/01/47 .............. 6,360,000 5,662,325
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/42 ........... 1,540,000 1,477,193
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/45 ........... 1,360,000 1,278,130
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/50 ........... 2,900,000 2,649,736
Kenyon College , Revenue , 2016 , Refunding , 5% , 7/01/42 ................... 5,320,000 5,396,465
Kenyon College , Revenue , 2016 , Refunding , 4% , 7/01/44 ................... 5,180,000 4,838,694
Kenyon College , Revenue , 2017 , 5% , 7/01/42 ............................ 1,250,000 1,276,717
Kenyon College , Revenue , 2017 , 4% , 7/01/47 ............................ 4,000,000 3,687,674
Otterbein Homes Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/30 ...... 1,095,000 1,079,137
University of Dayton , Revenue , 2018 A , 4% , 12/01/43 ....................... 11,885,000 11,370,044
University of Dayton , Revenue , 2020 , Refunding , 5% , 2/01/32 ................ 340,000 363,319
University of Dayton , Revenue , 2020 , Refunding , 5% , 2/01/33 ................ 130,000 138,948
University of Dayton , Revenue , 2020 , Refunding , 5% , 2/01/34 ................ 500,000 534,440
University of Dayton , Revenue , 2020 , Refunding , 4% , 2/01/36 ................ 900,000 905,583
University of Dayton , Revenue , 2020 , Refunding , 4% , 2/01/39 ................ 480,000 472,541
Ohio Housing Finance Agency ,
Revenue , 2020 B , GNMA Insured , 2.1% , 9/01/35 .......................... 485,000 384,434
b
Revenue , 144A, 2023 A , 5.625% , 8/01/41 ............................... 17,000,000 17,056,243
b
Middletown Phase Two LP , Revenue , 144A, 2023 A , 6% , 9/01/41 .............. 11,000,000 11,404,902
Ohio State University (The) , Revenue , 2021 A , 4% , 12/01/48 ...................
10,020,000 9,535,163
Ohio Turnpike & Infrastructure Commission ,
Revenue , 2018 A , 5% , 2/15/43 ........................................ 19,600,000 20,237,949
Revenue , 2018 A , 5% , 2/15/46 ........................................ 13,750,000 14,140,342
Revenue, Junior Lien , 2013 A-2 , BAM Insured , Zero Cpn., 2/15/38 ............. 3,665,000 2,067,417
Revenue, Junior Lien , 2013 A-2 , Zero Cpn., 2/15/43 ........................ 10,485,000 4,365,546
Ohio University , Revenue , 2017 A , Refunding , 5% , 12/01/45 ...................
7,000,000 7,105,377
Ohio Water Development Authority ,
Revenue , 2019 , 5% , 12/01/39 ........................................ 5,000,000 5,366,823
Revenue , 2019 , 5% , 6/01/44 ......................................... 1,330,000 1,404,965
Revenue , 2021 , 5% , 6/01/46 ......................................... 10,555,000 11,299,559
Water Pollution Control Loan Fund , Revenue , 2019 B , Refunding , 5% , 12/01/44 ... 10,000,000 10,563,923
Water Pollution Control Loan Fund , Revenue , 2020 A , 5% , 12/01/50 ............ 6,820,000 7,165,880
Ohio Water Development Authority Water Pollution , Control Loan Fund , Revenue , 2023
B , 5% , 12/01/36 ................................................... 5,675,000 6,403,866
Olentangy Local School District , GO , 2016 , 4% , 12/01/46 .....................
7,660,000 7,341,273
Port of Greater Cincinnati Development Authority ,
Revenue , 2024 B , Refunding , 5% , 12/01/53 .............................. 1,500,000 1,565,692
Revenue , 2024 B , Refunding , 5% , 12/01/63 .............................. 2,000,000 2,058,574
Revenue , 2024 C , Refunding , AGMC Insured , 5.25% , 12/01/53 ............... 1,000,000 1,054,702
Revenue , 2024 C , Refunding , AGMC Insured , 5.25% , 12/01/58 ............... 1,000,000 1,054,021
Revenue , 2024 C , Refunding , AGMC Insured , 5.25% , 12/01/63 ............... 1,000,000 1,045,850
Princeton City School District ,
GO , 2014 , Pre-Refunded , 5% , 12/01/39 ................................. 12,000,000 12,070,588
GO , 2014 , Refunding , Zero Cpn., 12/01/40 ............................... 6,000,000 2,826,923
GO , 2014 , Refunding , Zero Cpn., 12/01/41 ............................... 6,000,000 2,676,073
Russia Local School District , GO , 2023 , 5% , 12/01/52 ........................
1,670,000 1,733,672
Springboro Community City School District ,
GO , 2007 , Refunding , AGMC Insured , 5.25% , 12/01/27 ..................... 5,175,000 5,448,723
GO , 2007 , Refunding , AGMC Insured , 5.25% , 12/01/28 ..................... 2,000,000 2,133,918
State of Ohio ,
GO , 2019 A , 5% , 6/15/38 ............................................ 6,500,000 6,927,740

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
State of Ohio, (continued)
GO , 2020 C , 5% , 3/01/38 ............................................ $ 2,300,000 $ 2,514,364
GO , V , 5% , 5/01/34 ................................................ 4,000,000 4,237,095
Cleveland Clinic Health System Obligated Group , Revenue , 2021 B , Refunding , 5% ,
1/01/29 ........................................................ 4,850,000 5,196,022
Premier Health Partners Obligated Group , Revenue , 2020 , Refunding , 4% , 11/15/37 1,000,000 920,307
Premier Health Partners Obligated Group , Revenue , 2020 , Refunding , 4% , 11/15/39 875,000 792,649
University Hospitals Health System, Inc. Obligated Group , Revenue , 2021 A ,
Refunding , 4% , 1/15/46 ............................................ 6,795,000 6,290,791
Summit County Development Finance Authority ,
City of Akron , Revenue , 2022 , 4% , 5/15/46 ............................... 5,585,000 4,896,363
UAkronPark, Inc. , Revenue , 2023 , 5.625% , 12/01/48 ....................... 4,700,000 4,970,852
UAkronPark, Inc. , Revenue , 2023 , 5.75% , 12/01/53 ........................ 5,000,000 5,296,213
Sycamore Community City School District , GO , 2020 , 4% , 12/01/45 .............
6,000,000 5,795,761
Sylvania City School District , GO , 2015 , Refunding , BAM Insured , 5% , 12/01/36 ....
9,700,000 9,790,111
Three Rivers Local School District , GO , 2014 , Refunding , 5% , 12/01/39 ...........
5,885,000 5,907,562
Toledo-Lucas County Port Authority ,
Revenue , 2021 A , 2% , 11/15/31 ....................................... 390,000 324,489
ParkUToledo, Inc. , Revenue , 2021 , 4% , 1/01/46 ........................... 1,625,000 1,459,516
ParkUToledo, Inc. , Revenue , 2021 , 4% , 1/01/51 ........................... 2,840,000 2,454,774
ParkUToledo, Inc. , Revenue , 2021 , 4% , 1/01/57 ........................... 6,000,000 5,039,944
Triway Local School District , COP , 2021 , BAM Insured , 4% , 12/01/39 ............
2,200,000 2,172,510
University of Akron (The) ,
Revenue , 2015 A , Refunding , 5% , 1/01/31 ............................... 4,365,000 4,389,860
Revenue , 2016 A , Refunding , BAM Insured , 5% , 1/01/34 .................... 6,000,000 6,111,172
Revenue , 2016 A , Refunding , 5% , 1/01/36 ............................... 11,065,000 11,246,121
Revenue , 2016 A , Refunding , 5% , 1/01/38 ............................... 8,000,000 8,092,817
Revenue , 2018 A , Refunding , 5% , 1/01/42 ............................... 5,725,000 5,874,005
University of Cincinnati ,
Revenue , 2017 A , 5% , 6/01/45 ........................................ 2,205,000 2,249,741
Revenue , 2018 A , Refunding , 4% , 6/01/48 ............................... 10,000,000 9,555,572
d
Revenue , 2024 A , 5.25% , 6/01/54 ..................................... 8,000,000 8,585,394
Upper Arlington City School District , GO , 2018 A , Pre-Refunded , 5% , 12/01/48 .....
13,000,000 13,778,977
Village of Bluffton ,
Blanchard Valley Health System Obligated Group , Revenue , 2017 , Refunding , 4% ,
12/01/33 ....................................................... 1,655,000 1,633,408
Blanchard Valley Health System Obligated Group , Revenue , 2017 , Refunding , 4% ,
12/01/34 ....................................................... 1,900,000 1,895,119
Warren County Port Authority ,
Ohio Communities Accelerator Fund , Revenue , 2021 C , 4% , 12/01/41 .......... 2,075,000 1,755,332
Ohio Communities Accelerator Fund , Revenue , 2021 C , 4% , 12/01/55 .......... 3,500,000 2,641,912
Ohio Communities Accelerator Fund , Revenue , 2021 D , 5% , 12/01/46 .......... 3,895,000 3,259,710
Ohio Communities Accelerator Fund , Revenue , 2021 H , 4% , 12/01/53 .......... 1,375,000 1,044,006
Ohio Communities Accelerator Fund , Revenue , 2022 A , 5.5% , 12/01/50 ......... 3,210,000 3,076,260
Ohio Communities Accelerator Fund , Revenue , 2022 B , 4.75% , 12/01/34 ........ 1,035,000 1,023,201
Warren County Port Authority Ohio Communities Accelerator Fund , Revenue , 2020
D-1 , Refunding , 4% , 12/01/40 ....................................... 1,390,000 1,190,858
Warren County Port Authority Ohio Communities Accelerator Fund , Revenue , 2020
D-1 , Refunding , 4% , 12/01/52 ....................................... 1,930,000 1,471,335

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Westerville City School District , GO , 2006 , Refunding , XLCA Insured , 5% , 12/01/27 ..
$ 3,820,000 $ 3,985,061
Westlake City School District , GO , 2021 A , Refunding , 4% , 12/01/49 .............
3,965,000 3,658,046
Willoughby-Eastlake City School District , GO , 2016 , Pre-Refunded , 5% , 12/01/46 ...
10,000,000 10,220,802
Winton Woods City School District , GO , 2017 , Refunding , 4% , 11/01/43 ...........
7,000,000 6,930,913
Xenia Community School District , GO , 2014 , Pre-Refunded , 5% , 12/01/40 .........
7,285,000 7,331,412
928,246,487
South Carolina 1.2%
South Carolina Jobs-Economic Development Authority ,
b
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 3,200,000 2,714,117
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 3,200,000 2,714,117
b
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-1 , Zero Cpn., 6/01/37 5,250,000 4,036,057
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 3,200,000 2,618,476
12,082,767
Texas 0.5%
Lake Houston Redevelopment Authority , City of Houston Reinvestment Zone No. 10 ,
Revenue , 2021 , Refunding , 3% , 9/01/38 ................................. 300,000 236,895
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 6,000,000 4,672,803
4,909,698
Washington 0.3%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 3,200,000 2,714,367
Wisconsin 0.5%
b
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 3,100,000 2,505,136
FAH Tree House LLC , Revenue , 144A, 2023 A , 6.5% , 8/01/53 ................ 2,800,000 2,817,327
5,322,463
U.S. Territories 0.9%
Puerto Rico 0.9%
HTA HRRB Custodial Trust ,
Revenue , 2007 CC , 5.25% , 7/01/32 .................................... 556,133 553,298
Revenue , 2007 CC , 5.25% , 7/01/34 .................................... 153,947 154,442
HTA TRRB Custodial Trust ,
Revenue , 2005 L , 5.25% , 7/01/41 ..................................... 3,709,073 3,629,432
Revenue , 2007 N , 5.25% , 7/01/36 ..................................... 1,293,863 1,299,179
Revenue , 2007 N , 5.25% , 7/01/39 ..................................... 288,720 290,267
Puerto Rico Electric Power Authority ,
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 1,000,000 986,127
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/34 .................... 1,000,000 987,649
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/33 .. 440,000 459,522
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/35 .. 235,000 245,313

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 198 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
$ 1,100,000 $ 1,100,357
9,705,586
Total U.S. Territories .................................................................... 9,705,586
Total Municipal Bonds (Cost $ 1,027,275,695 ) ...................................
997,546,156
Total Long Term Investments (Cost $ 1,030,475,695 ) .............................
1,000,649,955
a
a a a a
Short Term Investments 2.4%
Municipal Bonds 2.4%
Ohio 2.4%
e
County of Allen Hospital Facilities , Bon Secours Mercy Health, Inc. , Revenue , 2010 C ,
LOC Bank of Montreal , Daily VRDN and Put , 3.9% , 6/01/34 .................. 14,500,000 14,500,000
e
Ohio Higher Educational Facility Commission , Cleveland Clinic Health System
Obligated Group , Revenue , 2013 B-3 , SPA US Bank NA , Daily VRDN and Put , 4.1% ,
1/01/39 ......................................................... 1,200,000 1,200,000
e
State of Ohio , Cleveland Clinic Health System Obligated Group , Revenue , 2019 F , SPA
US Bank NA , Daily VRDN and Put , 4.1% , 1/01/52 ......................... 8,850,000 8,850,000
24,550,000
Total Municipal Bonds (Cost $ 24,550,000 ) ......................................
24,550,000
Total Short Term Investments (Cost $ 24,550,000 ) ................................
24,550,000
a
Total Investments (Cost $ 1,055,025,695 ) 99.2% ..................................
$1,025,199,955
Other Assets, less Liabilities 0.8% .............................................
8,038,611
Net Assets 100.0% ...........................................................
$1,033,238,566
a
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2024, the aggregate value of these securities was $71,996,977, representing 7.0% of net assets.
c
The maturity date shown represents the mandatory put date.
d
Security purchased on a when-issued basis.
e
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2024
Franklin Oregon Tax-Free Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 2,500,000 $ 2,424,843
Total Corporate Bonds (Cost $ 2,500,000 ) .......................................
2,424,843
Municipal Bonds 99.3%
California 0.4%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... 3,500,000 3,142,645
Florida 1.4%
b
Capital Trust Agency, Inc. , SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% ,
1/01/57 ......................................................... 1,500,000 1,031,850
b
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , Zero Cpn., 3/01/29 ........................................ 8,400,000 6,556,864
b
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 5,600,000 4,936,400
12,525,114
Illinois 0.4%
Metropolitan Pier & Exposition Authority ,
Revenue , 2022 A , Refunding , BAM Insured , 4% , 12/15/42 ................... 2,520,000 2,437,887
Revenue , 2022 A , Refunding , BAM Insured , 4% , 6/15/52 .................... 1,000,000 908,067
3,345,954
Kentucky 0.7%
b
Louisville/Jefferson County Metropolitan Government , PSG Vesta Derby Oaks LLC ,
Revenue , 144A, 2022 A , Zero Cpn., 5/01/52 .............................. 8,300,000 6,197,879
New Jersey 0.9%
New Jersey Transportation Trust Fund Authority ,
Revenue , 2019 BB , 5% , 6/15/44 ....................................... 2,250,000 2,314,024
Revenue , 2020 AA , 3% , 6/15/50 ....................................... 1,000,000 725,824
Revenue , 2021 A , Refunding , 4% , 6/15/36 ............................... 1,000,000 1,007,116
Revenue , 2022 A , 4% , 6/15/38 ........................................ 2,165,000 2,155,824
Revenue , 2022 BB , 4% , 6/15/46 ....................................... 2,000,000 1,902,684
8,105,472
New York 0.6%
Metropolitan Transportation Authority , Revenue , 2021 A-1 , 4% , 11/15/47 ..........
5,500,000 5,084,113
Oregon 88.6%
Astoria Hospital Facilities Authority ,
Columbia Lutheran Charities Obligated Group , Revenue , 2016 , 5% , 8/01/41 ...... 4,250,000 4,281,124
Columbia Lutheran Charities Obligated Group , Revenue , 2016 , 4% , 8/01/46 ...... 1,750,000 1,485,714
c
Columbia Lutheran Charities Obligated Group , Revenue , 2024 , 5.25% , 8/01/49 ... 5,000,000 5,232,650
c
Columbia Lutheran Charities Obligated Group , Revenue , 2024 , 5.25% , 8/01/54 ... 5,500,000 5,736,338
Benton & Polk School District No. 17J , GO , 2010 B , Zero Cpn., 6/15/31 ...........
1,000,000 761,999
Central Lincoln People's Utility District JATC, Inc. , Revenue , 2016 , 5% , 12/01/45 ....
2,900,000 2,925,476
City of Beaverton ,
Water , Revenue , 2020 , 5% , 4/01/32 .................................... 1,000,000 1,091,578
Water , Revenue , 2020 , 5% , 4/01/38 .................................... 1,940,000 2,089,270
Water , Revenue , 2020 , 5% , 4/01/39 .................................... 2,040,000 2,190,528
Water , Revenue , 2020 , 5% , 4/01/40 .................................... 2,140,000 2,287,798
City of Eugene , Electric Utility System , Revenue , 2017 , 5% , 8/01/47 .............
3,580,000 3,649,528
City of Forest Grove ,
Pacific University , Revenue , 2015 A , Refunding , 5% , 5/01/36 ................. 6,575,000 6,592,389
Pacific University , Revenue , 2017 , Refunding , 4% , 3/01/37 ................... 3,500,000 3,153,247

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
City of Forest Grove, (continued)
Pacific University , Revenue , 2022 A , Refunding , 5% , 5/01/26 ................. $ 335,000 $ 336,433
Pacific University , Revenue , 2022 A , Refunding , 5% , 5/01/27 ................. 1,195,000 1,203,817
Pacific University , Revenue , 2022 A , Refunding , 5% , 5/01/29 ................. 1,315,000 1,333,398
Pacific University , Revenue , 2022 A , Refunding , 5% , 5/01/30 ................. 1,385,000 1,407,891
Pacific University , Revenue , 2022 A , Refunding , 5% , 5/01/31 ................. 1,450,000 1,475,099
Pacific University , Revenue , 2022 A , Refunding , 5% , 5/01/32 ................. 1,525,000 1,548,569
Pacific University , Revenue , 2022 A , Refunding , 5% , 5/01/33 ................. 1,600,000 1,621,743
Pacific University , Revenue , 2022 A , Refunding , 4% , 5/01/35 ................. 490,000 458,536
Pacific University , Revenue , 2022 A , Refunding , 4% , 5/01/37 ................. 1,905,000 1,749,849
Pacific University , Revenue , 2022 A , Refunding , 4% , 5/01/38 ................. 3,960,000 3,566,101
Pacific University , Revenue , 2022 A , Refunding , 4% , 5/01/39 ................. 1,750,000 1,555,008
City of Keizer , Special Assessment , 2008 , 5.2% , 6/01/31 ......................
1,090,000 1,094,653
City of Molalla , GO , 2024 A , BAM Insured , 4% , 6/01/49 .......................
3,115,000 2,974,752
City of Tigard , Water , Revenue , 2015 , 5% , 8/01/45 ..........................
23,545,000 23,706,189
Clackamas Community College District , GO , 2017 A , 5% , 6/15/39 ...............
2,250,000 2,309,987
Clackamas County School District No. 12 North Clackamas ,
GO , 2017 A , Zero Cpn., 6/15/40 ....................................... 10,000,000 4,670,614
GO , 2017 A , Zero Cpn., 6/15/41 ....................................... 17,030,000 7,480,129
GO , 2017 A , Zero Cpn., 6/15/42 ....................................... 16,625,000 6,900,657
GO , 2017 B , 5% , 6/15/34 ............................................ 11,000,000 11,433,370
GO , 2017 B , 5% , 6/15/37 ............................................ 7,000,000 7,233,064
GO , 2018 , 5% , 6/15/42 ............................................. 1,750,000 1,827,239
Clackamas County School District No. 46 Oregon Trail ,
GO , Zero Cpn., 6/15/37 ............................................. 12,130,000 7,233,671
GO , Zero Cpn., 6/15/38 ............................................. 12,495,000 7,049,661
Clackamas County School District No. 7J Lake Oswego , GO , 2005 , Refunding , AGMC
Insured , 5.25% , 6/01/25 ............................................. 3,075,000 3,128,432
Clackamas County School District No. 86 Canby , GO , 2020 A , Refunding , 4% , 6/15/40
3,470,000 3,458,953
Columbia County School District No. 502 , GO , 2017 , 5% , 6/15/39 ...............
1,000,000 1,024,652
Coos County School District No. 9 Coos Bay , GO , 2018 , 5% , 6/15/43 ............
5,005,000 5,226,970
County of Benton , GO , 2023 , 4.125% , 6/01/53 .............................
2,035,000 1,981,554
County of Yamhill ,
George Fox University , Revenue , 2021 , Refunding , 4% , 12/01/36 .............. 2,585,000 2,566,024
George Fox University , Revenue , 2021 , Refunding , 4% , 12/01/46 .............. 2,330,000 2,126,272
Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/40 ................ 7,010,000 6,928,619
Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/45 ................ 9,285,000 8,953,065
Deschutes County Hospital Facilities Authority , St. Charles Health System Obligated
Group , Revenue , 2016 A , Refunding , 5% , 1/01/48 ......................... 13,890,000 13,931,421
Hospital Facilities Authority of Multnomah County Oregon , Terwilliger Plaza, Inc.
Obligated Group , Revenue , 2012 , Refunding , 5% , 12/01/29 .................. 3,235,000 3,234,918
Jackson County School District No. 5 Ashland ,
GO , 2019 , 5% , 6/15/34 ............................................. 1,000,000 1,073,473
GO , 2019 , 5% , 6/15/43 ............................................. 6,495,000 6,805,521
GO , 2019 , 5% , 6/15/44 ............................................. 6,000,000 6,275,472
Jackson County School District No. 6 Central Point ,
GO , 2019 A , 5% , 6/15/31 ............................................ 2,665,000 2,892,402
GO , 2019 B , Zero Cpn., 6/15/40 ....................................... 705,000 333,952
GO , 2019 B , Zero Cpn., 6/15/41 ....................................... 710,000 318,142
GO , 2019 B , Zero Cpn., 6/15/42 ....................................... 610,000 258,603
GO , 2019 B , Zero Cpn., 6/15/43 ....................................... 820,000 328,101
GO , 2019 B , Zero Cpn., 6/15/44 ....................................... 1,115,000 421,784
GO , 2019 B , Zero Cpn., 6/15/45 ....................................... 985,000 352,133

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Klamath Falls Intercommunity Hospital Authority , Sky Lakes Medical Center, Inc. ,
Revenue , 2016 , Refunding , 5% , 9/01/46 ................................. $ 1,000,000 $ 1,006,403
Marion & Linn Counties School District No. 14J Jefferson , GO , 2017 B , 5% , 6/15/41 .
1,360,000 1,386,919
Medford Hospital Facilities Authority ,
Asante Health System Obligated Group , Revenue , 2020 A , Refunding , AGMC
Insured , 4% , 8/15/45 .............................................. 5,620,000 5,329,835
Asante Health System Obligated Group , Revenue , 2020 A , Refunding , 5% , 8/15/45 8,245,000 8,465,332
Asante Health System Obligated Group , Revenue , 2020 A , Refunding , 4% , 8/15/50 11,235,000 10,304,361
Asante Health System Obligated Group , Revenue , 2020 A , Refunding , 5% , 8/15/50 4,500,000 4,595,457
Metro ,
County of Multnomah Transient Lodging Tax , Revenue , 2017 , 5% , 6/15/42 ....... 7,500,000 7,648,451
County of Multnomah Transient Lodging Tax , Revenue , 2017 , 5% , 6/15/47 ....... 10,950,000 11,101,441
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow , GO ,
2017 A , 5% , 6/15/37 ................................................ 7,885,000 8,129,289
Multnomah County School District No. 40 ,
GO , 2012 B , Zero Cpn., 6/15/26 ....................................... 2,585,000 2,393,041
GO , 2012 B , Zero Cpn., 6/15/27 ....................................... 2,655,000 2,365,327
GO , 2012 B , Zero Cpn., 6/15/28 ....................................... 2,495,000 2,139,312
GO , 2012 B , Zero Cpn., 6/15/29 ....................................... 2,595,000 2,142,777
GO , 2012 B , Zero Cpn., 6/15/30 ....................................... 1,885,000 1,496,419
GO , 2012 B , Zero Cpn., 6/15/31 ....................................... 2,030,000 1,548,993
GO , 2012 B , Zero Cpn., 6/15/32 ....................................... 2,000,000 1,464,776
GO , 2023 A , Zero Cpn., 6/15/30 ....................................... 425,000 337,389
Multnomah-Clackamas Counties Centennial School District No. 28JT ,
GO , 2020 , Refunding , 5% , 6/15/45 ..................................... 3,000,000 3,155,639
GO , 2020 , Refunding , 5% , 6/15/50 ..................................... 24,655,000 25,721,977
Oregon City School District No. 62 , GO , 2018 B , Refunding , 5% , 6/15/49 ..........
2,345,000 2,425,671
Oregon Health & Science University ,
Obligated Group , Revenue , 2021 A , Refunding , 4% , 7/01/44 ................. 12,645,000 12,196,871
Oregon Health & Science University Obligated Group , Revenue , 2017 A , 5% , 7/01/42 10,000,000 10,239,572
Oregon State Facilities Authority ,
b
CHNW Clifton House LLC , Revenue , 144A, A , 4% , 10/01/26 ................. 925,000 906,844
b
CHNW Clifton House LLC , Revenue , 144A, A , 5% , 10/01/36 ................. 1,670,000 1,592,952
b
CHNW Clifton House LLC , Revenue , 144A, A , 5% , 10/01/48 ................. 4,000,000 3,682,930
Legacy Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 6/01/46 ...... 25,945,000 26,064,446
Legacy Health Obligated Group , Revenue , 2022 A , 4.125% , 6/01/52 ........... 3,000,000 2,778,775
Providence St. Joseph Health Obligated Group , Revenue , 2015 C , 5% , 10/01/45 .. 4,000,000 4,017,796
Samaritan Health Services, Inc. Obligated Group , Revenue , 2016 A , Refunding , 5% ,
10/01/41 ....................................................... 7,800,000 7,835,346
Samaritan Health Services, Inc. Obligated Group , Revenue , 2016 A , 5% , 10/01/46 . 3,280,000 3,229,837
Samaritan Health Services, Inc. Obligated Group , Revenue , 2016 A , Pre-Refunded ,
5% , 10/01/46 ................................................... 220,000 227,029
Samaritan Health Services, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% ,
10/01/40 ....................................................... 11,025,000 11,254,928
Willamette University , Revenue , 2016 B , Refunding , 5% , 10/01/40 ............. 1,950,000 1,950,924
Willamette University , Revenue , 2021 A , Refunding , 4% , 10/01/51 ............. 47,505,000 38,711,454
c
Oregon State University , Revenue , 2024 A , Refunding , 4.25% , 4/01/52 ........... 2,610,000 2,536,726
Port of Portland ,
Airport , Revenue , 24 A , 5% , 7/01/47 .................................... 4,700,000 4,785,598
Airport , Revenue , 24 B , 5% , 7/01/42 .................................... 7,645,000 7,744,981
Airport , Revenue , 24 B , 5% , 7/01/47 .................................... 1,750,000 1,765,700
Airport , Revenue , 25 A , 5% , 7/01/49 .................................... 7,825,000 8,131,670
Airport , Revenue , 25 B , 5% , 7/01/44 .................................... 4,830,000 4,935,764
Airport , Revenue , 25 B , 5% , 7/01/49 .................................... 6,300,000 6,402,565
Airport , Revenue , 27 A , 5% , 7/01/30 .................................... 1,585,000 1,681,777

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Port of Portland, (continued)
Airport , Revenue , 27 A , 5% , 7/01/31 .................................... $ 3,880,000 $ 4,097,612
Airport , Revenue , 27 A , 5% , 7/01/32 .................................... 3,170,000 3,347,352
Airport , Revenue , 27 A , 5% , 7/01/37 .................................... 5,000,000 5,248,155
Airport , Revenue , 27 A , 5% , 7/01/45 .................................... 10,670,000 10,927,320
Salem Hospital Facility Authority ,
Capital Manor, Inc. Obligated Group , Revenue , 2018 , 5% , 5/15/33 ............. 545,000 551,797
Capital Manor, Inc. Obligated Group , Revenue , 2018 , 5% , 5/15/38 ............. 500,000 498,495
Capital Manor, Inc. Obligated Group , Revenue , 2018 , 5% , 5/15/43 ............. 2,250,000 2,175,059
Capital Manor, Inc. Obligated Group , Revenue , 2018 , 5% , 5/15/48 ............. 3,700,000 3,464,585
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 5% , 5/15/25 .... 130,000 130,247
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 5% , 5/15/26 .... 135,000 135,818
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 5% , 5/15/27 .... 260,000 262,760
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 5% , 5/15/28 .... 310,000 314,872
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% , 5/15/29 .... 515,000 501,449
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% , 5/15/30 .... 385,000 372,892
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% , 5/15/31 .... 400,000 385,392
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% , 5/15/32 .... 370,000 354,635
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% , 5/15/40 .... 1,540,000 1,347,377
Capital Manor, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% , 5/15/57 .... 2,750,000 2,055,212
Salem Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 5/15/46 ....... 17,105,000 17,242,054
Salem-Keizer School District No. 24J ,
GO , 2009 B , Zero Cpn., 6/15/30 ....................................... 8,500,000 6,743,787
GO , 2020 C , 4% , 6/15/38 ............................................ 6,000,000 6,047,517
Seaside School District No. 10 ,
GO , 2017 B , 5% , 6/15/35 ............................................ 2,000,000 2,075,298
GO , 2017 B , 5% , 6/15/36 ............................................ 2,500,000 2,586,135
State of Oregon ,
GO , 2007 A , 4.7% , 8/01/42 ........................................... 3,050,000 2,985,674
GO , 2017 A , 5% , 5/01/42 ............................................ 2,500,000 2,558,223
GO , 2017 H , 5% , 8/01/42 ............................................ 15,000,000 15,371,496
GO , 2019 G , 5% , 8/01/33 ............................................ 3,000,000 3,231,444
GO , 2019 G , 5% , 8/01/34 ............................................ 1,900,000 2,046,488
GO , L , Refunding , 5% , 8/01/42 ........................................ 3,270,000 3,352,935
Department of Transportation , Revenue, Sub. Lien , 2019 A , Refunding , 5% , 11/15/37 12,500,000 13,446,935
Department of Transportation , Revenue, Sub. Lien , 2019 A , Refunding , 5% , 11/15/39 23,175,000 24,801,055
Department of Transportation , Revenue, Sub. Lien , 2019 A , Refunding , 4% , 11/15/42 3,300,000 3,306,900
b
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-1 , 5.5% , 12/01/39 ............................ 20,000,000 20,297,998
Tillamook & Yamhill Counties School District No. 101 Nestucca Valley ,
GO , 2018 B , 5% , 6/15/36 ............................................ 2,850,000 3,039,177
GO , 2018 B , 5% , 6/15/37 ............................................ 2,520,000 2,676,095
Tri-County Metropolitan Transportation District of Oregon ,
Revenue , 2018 A , 5% , 10/01/31 ....................................... 5,025,000 5,265,113
Revenue , 2018 A , 5% , 10/01/32 ....................................... 1,865,000 1,954,185
Umatilla Hospital District No. 1 , GO , 2023 , 5% , 6/01/53 .......................
750,000 751,503
Union County Hospital Facility Authority ,
Grande Ronde Hospital, Inc. Obligated Group , Revenue , 2022 , 5% , 7/01/47 ...... 2,250,000 2,162,009
Grande Ronde Hospital, Inc. Obligated Group , Revenue , 2022 , 5% , 7/01/52 ...... 3,680,000 3,490,746
University of Oregon ,
Revenue , 2015 A , 5% , 4/01/45 ........................................ 20,000,000 20,050,504
Revenue , 2016 A , 5% , 4/01/46 ........................................ 11,690,000 11,754,334
Revenue , 2018 A , 5% , 4/01/48 ........................................ 10,000,000 10,293,315
b
Warm Springs Reservation Confederated Tribe ,
Revenue , 144A, 2019 B , Refunding , 5% , 11/01/33 ......................... 250,000 266,594

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
b
Warm Springs Reservation Confederated Tribe, (continued)
Revenue , 144A, 2019 B , Refunding , 5% , 11/01/34 ......................... $ 300,000 $ 321,416
Revenue , 144A, 2019 B , Refunding , 5% , 11/01/39 ......................... 2,200,000 2,318,234
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin ,
GO , 2017 , 5% , 6/15/36 ............................................. 9,400,000 9,742,967
GO , 2017 , 5% , 6/15/37 ............................................. 6,000,000 6,198,032
Washington & Multnomah Counties School District No. 48J Beaverton ,
GO , 2017 D , 5% , 6/15/35 ............................................ 15,050,000 15,616,622
GO , 2017 D , 5% , 6/15/36 ............................................ 5,000,000 5,165,026
GO , 2022 B , 5% , 6/15/52 ............................................ 19,145,000 20,332,555
Washington Clackamas & Yamhill Counties School District No. 88J ,
GO , 2018 A , Zero Cpn., 6/15/38 ....................................... 2,350,000 1,242,984
GO , 2018 A , Zero Cpn., 6/15/39 ....................................... 3,275,000 1,632,792
Washington County School District No. 15 Forest Grove ,
GO , 2012 B , Zero Cpn., 6/15/29 ....................................... 2,545,000 2,096,308
GO , 2012 B , Zero Cpn., 6/15/30 ....................................... 2,490,000 1,976,703
GO , 2012 B , Zero Cpn., 6/15/31 ....................................... 3,140,000 2,392,676
Yachats Rural Fire Protection District , GO , 2017 , AGMC Insured , 5% , 6/15/47 ......
1,600,000 1,635,378
Yamhill County School District No. 8 Dayton ,
GO , 2019 , Refunding , 5% , 6/15/32 ..................................... 1,045,000 1,124,987
GO , 2019 , Refunding , 5% , 6/15/33 ..................................... 1,080,000 1,164,136
776,031,185
South Carolina 1.5%
South Carolina Jobs-Economic Development Authority ,
b
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 2,500,000 2,120,404
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 2,500,000 2,120,404
b
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-1 , Zero Cpn., 6/01/37 7,650,000 5,881,112
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 3,000,000 2,454,821
12,576,741
Texas 0.4%
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 5% , 9/01/30 250,000 255,892
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 5% , 9/01/31 250,000 256,662
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 4,200,000 3,270,963
3,783,517
Washington 0.3%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 2,500,000 2,120,599
Wisconsin 0.2%
b
Public Finance Authority , Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 .............. 2,400,000 1,939,460
U.S. Territories 3.9%
Puerto Rico 3.9%
Children's Trust Fund , Revenue , 2002 , 5.625% , 5/15/43 ......................
6,000,000 6,071,096
HTA TRRB Custodial Trust ,
Revenue , 2005 L , 5.25% , 7/01/41 ..................................... 328,600 321,544
Revenue , 2007 N , 5.25% , 7/01/36 ..................................... 903,650 907,363
Puerto Rico Electric Power Authority ,
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 1,300,000 1,281,965
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/34 .................... 1,000,000 987,649

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Electric Power Authority, (continued)
d
Revenue , WW , 5.25% , 7/01/33 ........................................ $ 7,040,000 $ 1,865,600
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 19,745,000 19,751,404
Sales Tax , Revenue , A-2 , 4.329% , 7/01/40 ............................... 3,000,000 2,990,613
34,177,234
Total U.S. Territories .................................................................... 34,177,234
Total Municipal Bonds (Cost $ 898,624,773 ) .....................................
869,029,913
Shares
Escrows and Litigation Trusts 0.0%
†
a ,e
Puerto Rico Electric Power Authority, Escrow Account ........................ 357,633 286,106
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
286,106
Total Long Term Investments (Cost $ 901,124,773 ) ...............................
871,740,862
a
a a a a
Short Term Investments 0.6%
Principal
Amount
Municipal Bonds 0.6%
Oregon 0.6%
f
Oregon State Facilities Authority ,
PeaceHealth Obligated Group , Revenue , 2018 A , Refunding , LOC US Bank NA ,
Daily VRDN and Put , 4.1% , 8/01/34 .................................. 925,000 925,000
PeaceHealth Obligated Group , Revenue , 2018 B , Refunding , LOC TD Bank NA ,
Daily VRDN and Put , 4% , 8/01/34 .................................... 300,000 300,000
f
State of Oregon ,
GO , 2020 J , Refunding , SPA US Bank NA , Daily VRDN and Put , 4.1% , 6/01/39 ... 100,000 100,000
GO , 2020 M , SPA US Bank NA , Daily VRDN and Put , 4.1% , 12/01/44 .......... 900,000 900,000
GO , 2022 E , Daily VRDN and Put , 4.05% , 6/01/45 ......................... 2,900,000 2,900,000
5,125,000
Total Municipal Bonds (Cost $ 5,125,000 ) .......................................
5,125,000
Total Short Term Investments (Cost $ 5,125,000 ) .................................
5,125,000
a
Total Investments (Cost $ 906,249,773 ) 100.2% ..................................
$876,865,862
Other Assets, less Liabilities (0.2) % ...........................................
(1,267,496)
Net Assets 100.0% ...........................................................
$875,598,366

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 198 .
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2024, the aggregate value of these securities was $65,897,320, representing 7.5% of net assets.
c
Security purchased on a when-issued basis.
d
Defaulted security or security for which income has been deemed uncollectible.
e
Non-income producing.
f
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2024
Franklin Pennsylvania Tax-Free Income Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Software 0.3%
a
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 2,000,000 $ 1,939,875
Total Corporate Bonds (Cost $ 2,000,000 ) .......................................
1,939,875
Municipal Bonds 98.4%
Florida 1.6%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 5,688,000 4,922,827
b
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 1,000,000 687,900
b
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , Zero Cpn., 3/01/29 ........................................ 6,800,000 5,307,937
10,918,664
New York 1.8%
Metropolitan Transportation Authority ,
Revenue , 2021 A-1 , 4% , 11/15/44 ..................................... 6,700,000 6,414,177
Revenue , 2021 A-1 , 4% , 11/15/46 ..................................... 6,050,000 5,638,954
12,053,131
Pennsylvania 92.2%
Allegheny County Airport Authority ,
Revenue , 2021 A , 5% , 1/01/32 ........................................ 4,345,000 4,605,953
Revenue , 2021 A , 5% , 1/01/34 ........................................ 8,155,000 8,642,659
Revenue , 2021 A , 5% , 1/01/51 ........................................ 3,500,000 3,582,976
Revenue , 2021 B , 5% , 1/01/36 ........................................ 2,735,000 2,961,927
Revenue , 2023 A , AGMC Insured , 5.5% , 1/01/53 .......................... 5,000,000 5,354,542
Allegheny County Higher Education Building Authority ,
Chatham University , Revenue , 2022 , Refunding , 5.25% , 9/01/33 .............. 700,000 673,796
Chatham University , Revenue , 2022 , Refunding , 5.25% , 9/01/34 .............. 1,090,000 1,044,920
Duquesne University of the Holy Spirit , Revenue , 2021 A , Refunding , 4% , 3/01/40 . 2,115,000 2,074,876
Duquesne University of the Holy Spirit , Revenue , 2021 A , Refunding , 4% , 3/01/41 . 3,000,000 2,908,670
Robert Morris University , Revenue , 2017 , 5% , 10/15/37 ..................... 1,000,000 941,307
Robert Morris University , Revenue , 2017 , 5% , 10/15/47 ..................... 1,300,000 1,123,053
Allentown Commercial and Industrial Development Authority ,
Lincoln Leadership Academy Charter School , Revenue , 2023 , 5.5% , 6/15/38 ..... 600,000 611,880
Lincoln Leadership Academy Charter School , Revenue , 2023 , 5.75% , 6/15/43 .... 600,000 610,004
Allentown Neighborhood Improvement Zone Development Authority ,
Revenue , 2022 , Refunding , 5% , 5/01/32 ................................. 1,560,000 1,637,377
Revenue , 2022 , Refunding , 5% , 5/01/33 ................................. 1,800,000 1,887,838
Revenue , 2022 , Refunding , 5% , 5/01/34 ................................. 1,550,000 1,623,227
Revenue , 2022 , Refunding , 5% , 5/01/35 ................................. 1,400,000 1,464,031
Revenue , 2022 , Refunding , 5% , 5/01/42 ................................. 8,875,000 9,016,107
Berks County Industrial Development Authority ,
Highlands at Wyomissing Obligated Group , Revenue , 2017 A , Refunding , 5% ,
5/15/42 ........................................................ 1,000,000 983,687
Highlands at Wyomissing Obligated Group , Revenue , 2017 A , Refunding , 5% ,
5/15/47 ........................................................ 600,000 574,708
Highlands at Wyomissing Obligated Group , Revenue , 2017 C , 5% , 5/15/37 ...... 1,245,000 1,253,101
Highlands at Wyomissing Obligated Group , Revenue , 2018 , Pre-Refunded , 5% ,
5/15/38 ........................................................ 1,030,000 1,061,955
Highlands at Wyomissing Obligated Group , Revenue , 2018 , Pre-Refunded , 5% ,
5/15/48 ........................................................ 1,000,000 1,031,024
Bethlehem Redevelopment Authority ,
Moravian University Obligated Group , Revenue , 2024 , 5.25% , 10/01/49 ......... 750,000 768,527

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Bethlehem Redevelopment Authority, (continued)
Moravian University Obligated Group , Revenue , 2024 , 5.5% , 10/01/54 .......... $ 1,050,000 $ 1,086,290
Blue Mountain School District ,
GO , 2021 B , AGMC Insured , 4% , 8/01/32 ................................ 1,000,000 1,018,255
GO , 2021 B , AGMC Insured , 4% , 8/01/35 ................................ 1,000,000 1,018,923
Bristol Township School District , GO , 2021 C , BAM Insured , 3% , 6/01/37 ..........
1,250,000 1,065,206
Bucks County Industrial Development Authority ,
Delaware Valley University , Revenue , 2022 B , Refunding , 5% , 11/01/37 ......... 1,000,000 976,301
Delaware Valley University , Revenue , 2022 B , Refunding , 5% , 11/01/42 ......... 1,080,000 1,017,226
Delaware Valley University , Revenue , 2022 B , Refunding , 5% , 11/01/52 ......... 2,500,000 2,237,036
St. Luke's Hospital Obligated Group , Revenue , 2019 , 4% , 8/15/44 ............. 1,500,000 1,399,999
St. Luke's Hospital Obligated Group , Revenue , 2021 , 3% , 8/15/53 ............. 12,000,000 8,695,999
Butler County Hospital Authority , Butler Health System Obligated Group , Revenue ,
2015 A , Refunding , 5% , 7/01/35 ....................................... 1,885,000 1,851,248
Central Bradford Progress Authority , Guthrie Clinic (The) , Revenue , 2021 B , 4% ,
12/01/51 ........................................................ 5,000,000 4,606,533
Centre County Hospital Authority ,
Mount Nittany Medical Center Obligated Group , Revenue , 2018 A , Refunding , 5% ,
11/15/42 ....................................................... 1,215,000 1,233,748
Mount Nittany Medical Center Obligated Group , Revenue , 2018 A , Refunding , 4% ,
11/15/47 ....................................................... 1,840,000 1,721,213
Cheltenham Township Industrial Development Authority ,
Arcadia University , Revenue , 2024 , Refunding , 5% , 4/01/44 .................. 2,250,000 2,148,530
Arcadia University , Revenue , 2024 , Refunding , 5.75% , 4/01/54 ............... 1,000,000 980,256
Chester County Industrial Development Authority ,
University Student Housing LLC , Revenue , 2013 A , 5% , 8/01/35 ............... 500,000 498,697
University Student Housing LLC , Revenue , 2013 A , 5% , 8/01/45 ............... 1,500,000 1,413,936
City of Erie Higher Education Building Authority ,
Gannon University , Revenue , 2021 TT-1 , 4% , 5/01/36 ...................... 400,000 361,556
Gannon University , Revenue , 2021 TT-1 , 4% , 5/01/41 ...................... 1,000,000 837,268
Gannon University , Revenue , 2021 TT-1 , 5% , 5/01/47 ...................... 2,430,000 2,232,632
City of Philadelphia ,
GO , 2019 B , 5% , 2/01/36 ............................................ 3,300,000 3,487,105
GO , 2019 B , 5% , 2/01/38 ............................................ 4,055,000 4,257,746
GO , 2019 B , 5% , 2/01/39 ............................................ 6,050,000 6,336,369
GO , 2021 A , 4% , 5/01/37 ............................................ 6,435,000 6,502,767
Airport , Revenue , 2017 B , Refunding , 5% , 7/01/47 ......................... 10,000,000 10,009,407
Airport , Revenue , 2020 C , Refunding , 4% , 7/01/45 ......................... 5,225,000 4,797,501
Airport , Revenue , 2021 , Refunding , 5% , 7/01/51 ........................... 8,100,000 8,304,442
Water & Wastewater , Revenue , 2015 A , Pre-Refunded , 5% , 7/01/45 ............ 5,000,000 5,003,829
Water & Wastewater , Revenue , 2019 B , 5% , 11/01/49 ...................... 5,000,000 5,176,563
Water & Wastewater , Revenue , 2020 A , Refunding , 5% , 11/01/45 .............. 6,300,000 6,674,540
Water & Wastewater , Revenue , 2022 C , 5.5% , 6/01/47 ...................... 5,000,000 5,489,042
Colonial School District , GO , 2021 A , 3% , 2/15/40 ...........................
1,650,000 1,355,332
Commonwealth Financing Authority , Commonwealth of Pennsylvania Department of
Community & Economic Development , Revenue , 2015 A , 5% , 6/01/34 .......... 10,000,000 10,087,058
Commonwealth of Pennsylvania , GO , 2022 , 5% , 10/01/40 .....................
5,000,000 5,488,324
Conestoga Valley School District , Revenue , 2021 B , 4% , 2/01/36 ................
1,020,000 1,033,604
County of Allegheny , GO , C-77 , 5% , 11/01/43 ..............................
5,030,000 5,222,683
County of Jefferson ,
GO , 2021 , Refunding , AGMC Insured , 3% , 12/15/35 ........................ 650,000 573,235
GO , 2021 , Refunding , AGMC Insured , 3% , 12/15/37 ........................ 770,000 658,851
GO , 2021 , Refunding , AGMC Insured , 3% , 12/15/39 ........................ 520,000 429,124

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Dallas Area Municipal Authority , Misericordia University , Revenue , 2014 , Refunding ,
5% , 5/01/37 ...................................................... $ 2,500,000 $ 2,390,725
Delaware County Authority ,
Elwyn Obligated Group , Revenue , 2017 , Refunding , 5% , 6/01/27 .............. 2,030,000 2,021,642
Elwyn Obligated Group , Revenue , 2017 , Refunding , 5% , 6/01/32 .............. 1,620,000 1,583,503
Haverford College , Revenue , 2017 A , Refunding , 5% , 10/01/46 ............... 5,865,000 5,956,959
Delaware County Regional Water Quality Control Authority , Revenue , 2016 , 4% ,
11/01/36 ........................................................ 2,005,000 2,012,223
DuBois Hospital Authority ,
Penn Highlands Healthcare Obligated Group , Revenue , 2018 , Refunding , 5% ,
7/15/43 ........................................................ 3,410,000 3,412,203
Penn Highlands Healthcare Obligated Group , Revenue , 2020 , 4% , 7/15/50 ...... 3,500,000 3,089,246
Penn Highlands Healthcare Obligated Group , Revenue , 2021 , Refunding , 4% ,
7/15/41 ........................................................ 1,000,000 937,894
Penn Highlands Healthcare Obligated Group , Revenue , 2021 , Refunding , 4% ,
7/15/51 ........................................................ 4,000,000 3,485,172
East Hempfield Township Industrial Development Authority , Student Services, Inc. ,
Revenue , 2015 , Pre-Refunded , 5% , 7/01/47 .............................. 3,750,000 3,800,890
Erie City Water Authority , Revenue , 2016 , Pre-Refunded , 5% , 12/01/43 ...........
6,000,000 6,229,076
b
Erie County Industrial Development Authority , CFC - Erie I LLC , Revenue , 144A, 2024
A , 6.75% , 9/01/61 ................................................. 5,000,000 4,958,879
Fairview School District ,
GO , 2021 , BAM Insured , 3% , 9/15/37 ................................... 1,195,000 1,013,099
GO , 2021 , BAM Insured , 3% , 9/15/38 ................................... 1,000,000 827,572
GO , 2021 , BAM Insured , 3% , 9/15/39 ................................... 1,000,000 824,201
Geisinger Authority ,
Kaiser Obligated Group , Revenue , 2017 A-1 , Refunding , 5% , 2/15/45 ........... 5,555,000 5,614,713
Kaiser Obligated Group , Revenue , 2017 A-2 , Refunding , 5% , 2/15/39 ........... 13,155,000 13,410,794
General Authority of Southcentral Pennsylvania , WellSpan Health Obligated Group ,
Revenue , 2014 A , Pre-Refunded , 5% , 6/01/44 ............................ 5,000,000 5,000,000
Governor Mifflin School District ,
GO , 2021 , 3% , 4/01/35 ............................................. 810,000 713,151
GO , 2021 , 3% , 4/01/36 ............................................. 625,000 546,478
GO , 2021 , 3% , 4/01/37 ............................................. 1,000,000 856,327
GO , 2021 , 3% , 4/01/38 ............................................. 1,000,000 844,384
GO , 2021 , 3% , 4/01/39 ............................................. 1,015,000 850,273
Huntingdon County General Authority , Juniata College , Revenue , 2021 TT-3 ,
Refunding , 5% , 10/01/51 ............................................ 2,520,000 2,350,178
Lancaster County Hospital Authority , University of Pennsylvania Health System
Obligated Group (The) , Revenue , 2016 B , Refunding , 5% , 8/15/46 ............. 4,165,000 4,199,765
Lancaster Higher Education Authority ,
Elizabethtown College , Revenue , 2022 A , Refunding , 5% , 10/01/46 ............ 5,000,000 4,665,121
Elizabethtown College , Revenue , 2022 A , Refunding , 5% , 10/01/51 ............ 5,000,000 4,570,692
Lancaster Industrial Development Authority ,
Landis Homes Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/51 ........ 2,780,000 2,106,775
Landis Homes Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/56 ........ 520,000 382,591
Willow Valley Communities Obligated Group , Revenue , 2019 , 5% , 12/01/44 ...... 1,850,000 1,823,904
Willow Valley Communities Obligated Group , Revenue , 2019 , 5% , 12/01/49 ...... 2,300,000 2,224,193
Lancaster School District , GO , 2020 , AGMC Insured , 4% , 6/01/34 ...............
1,000,000 1,009,458
Latrobe Industrial Development Authority ,
Seton Hill University , Revenue , 2021 , Refunding , 4% , 3/01/46 ................ 750,000 596,522
Seton Hill University , Revenue , 2021 , Refunding , 4% , 3/01/51 ................ 800,000 606,552
Lehigh County Authority , Revenue , 2024 , Refunding , BAM Insured , 4% , 12/01/45 ...
6,500,000 6,252,108
Lehigh County General Purpose Authority ,
Good Shepherd Obligated Group (The) , Revenue , 2021 A , Refunding , 4% , 11/01/41 4,345,000 3,946,279

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Lehigh County General Purpose Authority, (continued)
Lehigh Valley Academy Regional Charter School , Revenue , 2022 , 4% , 6/01/42 .... $ 14,390,000 $ 12,485,299
Lehigh Valley Academy Regional Charter School , Revenue , 2022 , 4% , 6/01/57 .... 5,000,000 3,952,430
c
Muhlenberg College , Revenue , 2024 , Refunding , 5.25% , 2/01/54 .............. 1,600,000 1,653,658
Lycoming County Authority ,
Lycoming College , Revenue , 2013 MM-1 , 5.25% , 11/01/38 ................... 1,400,000 1,401,383
Lycoming College , Revenue , 2013 MM-1 , 5.25% , 11/01/43 ................... 1,495,000 1,496,537
Montgomery County Higher Education and Health Authority ,
Gwynedd Mercy University , Revenue , 2022 UU-2 , Refunding , 5.25% , 5/01/37 .... 2,665,000 2,773,995
Gwynedd Mercy University , Revenue , 2022 UU-2 , Refunding , 5% , 5/01/42 ....... 3,700,000 3,712,824
Thomas Jefferson University Obligated Group , Revenue , 2018 A , Refunding , 4% ,
9/01/43 ........................................................ 3,740,000 3,493,322
Thomas Jefferson University Obligated Group , Revenue , 2018 A , Refunding , 5% ,
9/01/48 ........................................................ 8,250,000 8,273,475
Thomas Jefferson University Obligated Group , Revenue , 2019 , Refunding , 4% ,
9/01/44 ........................................................ 2,000,000 1,861,240
Thomas Jefferson University Obligated Group , Revenue , 2022 B , Refunding , 4% ,
5/01/52 ........................................................ 4,000,000 3,592,745
Thomas Jefferson University Obligated Group , Revenue , 2022 B , Refunding , 5% ,
5/01/57 ........................................................ 5,000,000 5,097,749
Montgomery County Industrial Development Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2020 C , 4% ,
11/15/43 ....................................................... 600,000 554,040
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2020 C , 5% ,
11/15/45 ....................................................... 1,985,000 2,013,342
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2023 A , 5.25% ,
11/15/53 ....................................................... 1,500,000 1,530,354
Gwynedd Mercy University , Revenue , 2023 VV-1 , 5.75% , 5/01/48 .............. 2,000,000 2,073,291
Meadowood Corp. Obligated Group (The) , Revenue , 2018 A , Refunding , 5% ,
12/01/38 ....................................................... 2,500,000 2,506,342
Public School of Germantown (The) , Revenue , 2021 A , Refunding , 4% , 10/01/51 .. 2,450,000 2,017,963
Waverly Heights Ltd. Obligated Group , Revenue , 2019 , Refunding , 5% , 12/01/49 .. 2,000,000 1,986,979
New Kensington Municipal Sanitary Authority , Revenue , 2021 A , AGMC Insured , 3% ,
12/01/38 ........................................................ 500,000 419,093
Northampton County General Purpose Authority ,
St. Luke's Hospital Obligated Group , Revenue , 2018 A , Refunding , 5% , 8/15/48 ... 2,500,000 2,524,112
St. Luke's Hospital Obligated Group , Revenue , 2024 A-1 , Refunding , AGMC Insured ,
5.25% , 8/15/53 .................................................. 5,000,000 5,430,187
Northeastern Pennsylvania Hospital and Education Authority , King's College , Revenue ,
2019 , 5% , 5/01/44 ................................................. 1,000,000 932,819
Northeastern School District ,
GO , 2021 A , BAM Insured , 3% , 3/01/38 ................................. 850,000 710,379
GO , 2021 A , BAM Insured , 3% , 3/01/41 ................................. 775,000 625,341
Northern Lebanon School District , GO , 2021 , BAM Insured , 3% , 9/01/36 ..........
1,895,000 1,618,465
Pennsylvania Economic Development Financing Authority ,
Commonwealth of Pennsylvania Department of Transportation , Revenue , 2022 ,
5.25% , 6/30/53 .................................................. 8,500,000 8,814,427
Parking System , Revenue, Senior Lien , 2024 A , Refunding , AGMC Insured , 4% ,
1/01/41 ........................................................ 1,015,000 987,263
Philadelphia Water Department , Revenue , 2020 , Refunding , 4% , 1/01/29 ........ 500,000 484,776
Philadelphia Water Department , Revenue , 2020 , Refunding , 4% , 1/01/32 ........ 1,300,000 1,244,619
Presbyterian Homes Obligated Group , Revenue , 2023 B-2 , Refunding , 5% , 7/01/42 2,365,000 2,413,737
UPMC Obligated Group , Revenue , 2014 A , 5% , 2/01/45 ..................... 5,000,000 5,001,130
UPMC Obligated Group , Revenue , 2017 A , Refunding , 4% , 11/15/42 ........... 5,000,000 4,772,125
UPMC Obligated Group , Revenue , 2020 A , 4% , 4/15/45 ..................... 8,835,000 8,334,107
UPMC Obligated Group , Revenue , 2021 A , Refunding , 4% , 10/15/39 ........... 1,325,000 1,307,789

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, (continued)
UPMC Obligated Group , Revenue , 2021 A , Refunding , 4% , 10/15/40 ........... $ 1,200,000 $ 1,168,233
UPMC Obligated Group , Revenue , 2021 A , Refunding , 4% , 10/15/41 ........... 1,300,000 1,251,554
Villanova University , Revenue , 2024 , 4% , 8/01/54 .......................... 5,000,000 4,714,878
Pennsylvania Higher Educational Facilities Authority ,
Bryn Mawr College , Revenue , 2014 , Refunding , 5% , 12/01/44 ................ 6,365,000 6,374,577
St. Joseph's University , Revenue , 2012 , 5% , 11/01/42 ...................... 5,000,000 4,850,018
Thomas Jefferson University Obligated Group , Revenue , 2015 A , Refunding , 5.25% ,
9/01/50 ........................................................ 6,465,000 6,482,620
Trustees of the University of Pennsylvania (The) , Revenue , 2017 A , 5% , 8/15/46 .. 14,000,000 14,277,386
University of Pennsylvania Health System Obligated Group (The) , Revenue , 2015 ,
Refunding , 5% , 8/15/40 ............................................ 6,475,000 6,536,706
Widener University , Revenue , 2021 A , Refunding , 4% , 7/15/51 ................ 11,030,000 8,534,656
Pennsylvania Housing Finance Agency ,
Revenue , 2019-129 , 3.4% , 10/01/49 ................................... 6,000,000 4,812,589
Revenue , 2020-132 A , 2.55% , 10/01/41 ................................. 11,280,000 8,197,150
Pennsylvania State University (The) ,
Revenue , 2015 A , Refunding , 5% , 9/01/40 ............................... 10,490,000 10,573,351
Revenue , 2016 A , Refunding , 5% , 9/01/41 ............................... 10,000,000 10,186,582
Revenue , 2023 , 5.25% , 9/01/53 ....................................... 3,000,000 3,269,290
Pennsylvania Turnpike Commission ,
Revenue , 2021 B , 4% , 12/01/37 ....................................... 1,500,000 1,521,834
Revenue , 2021 B , 4% , 12/01/46 ....................................... 10,950,000 10,395,808
Philadelphia Authority for Industrial Development ,
Beech International LLC , Revenue , 2010 A , 5.625% , 6/15/42 ................. 4,000,000 3,369,237
Children's Hospital of Philadelphia Obligated Group , Revenue , 2014 A , Pre-
Refunded , 5% , 7/01/42 ............................................ 5,000,000 5,003,432
MaST Community Charter School II , Revenue , 2020 A , 5% , 8/01/30 ............ 350,000 352,758
MaST Community Charter School II , Revenue , 2020 A , 5% , 8/01/40 ............ 300,000 293,955
MaST Community Charter School II , Revenue , 2020 A , 5% , 8/01/50 ............ 2,515,000 2,415,557
St. Joseph's University , Revenue , 2022 , 5.5% , 11/01/60 ..................... 8,410,000 8,914,235
Temple University-of The Commonwealth System of Higher Education , Revenue,
First Series , 2015 , Refunding , 5% , 4/01/40 ............................. 5,000,000 5,019,079
Thomas Jefferson University Obligated Group , Revenue , 2017 A , Refunding , 5% ,
9/01/42 ........................................................ 3,500,000 3,533,688
Thomas Jefferson University Obligated Group , Revenue , 2017 A , Refunding , 5% ,
9/01/47 ........................................................ 2,400,000 2,405,082
b
University Plaza Associates , Revenue , 144A, 2017 , III , 5.5% , 12/01/58 .......... 10,000,000 9,329,934
Philadelphia Gas Works Co. ,
Revenue , 14th , Refunding , 5% , 10/01/32 ................................ 1,000,000 1,022,726
Revenue , 15th , Refunding , 5% , 8/01/47 ................................. 11,000,000 11,114,246
Pittsburgh Water & Sewer Authority ,
Revenue, First Lien , 2022 A , 5.25% , 9/01/39 ............................. 1,490,000 1,663,157
Revenue, First Lien , 2022 A , 5.25% , 9/01/40 ............................. 1,365,000 1,500,974
Revenue, First Lien , 2022 A , 5.25% , 9/01/41 ............................. 1,650,000 1,819,931
Revenue, First Lien , 2022 A , 5.25% , 9/01/42 ............................. 1,685,000 1,847,410
Revenue, First Lien , 2022 A , 5% , 9/01/52 ................................ 2,640,000 2,756,180

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Pocono Mountains Industrial Park Authority , St. Luke's Hospital Obligated Group ,
Revenue , 2015 A , 5% , 8/15/40 ........................................ $ 5,000,000 $ 5,017,730
Radnor Township School District , GO , 2021 , 3% , 8/15/35 .....................
1,400,000 1,241,294
School District of Philadelphia (The) , GO , 2021 A , 4% , 9/01/36 .................
3,845,000 3,892,625
Scranton School District , GO , 2020 , 4% , 12/01/40 ...........................
1,535,000 1,475,353
Scranton-Lackawanna Health and Welfare Authority , University of Scranton , Revenue ,
2016 , Refunding , 5% , 11/01/37 ....................................... 4,000,000 4,062,582
Southeastern Pennsylvania Transportation Authority , Revenue , 2022 , 5.25% , 6/01/52
5,000,000 5,386,516
State College Area School District ,
GO , 2015 , 5% , 3/15/40 ............................................. 16,400,000 16,493,065
GO , 2018 , 5% , 5/15/37 ............................................. 1,075,000 1,134,811
GO , 2018 , 5% , 5/15/44 ............................................. 3,500,000 3,630,557
State Public School Building Authority ,
School District of Philadelphia (The) , Revenue , 2016 A , Refunding , AGMC Insured ,
5% , 6/01/32 .................................................... 7,095,000 7,259,929
School District of Philadelphia (The) , Revenue , 2016 A , Refunding , AGMC Insured ,
5% , 6/01/33 .................................................... 3,000,000 3,069,737
Township of Northampton , GO , 2021 , 4% , 5/15/39 ...........................
1,495,000 1,483,116
Upper Merion Area School District ,
GO , 2021 A , 3% , 1/15/39 ............................................ 1,000,000 845,700
GO , 2021 A , 3% , 1/15/40 ............................................ 1,500,000 1,243,190
GO , 2021 A , 3% , 1/15/41 ............................................ 1,275,000 1,043,123
Westmoreland County Industrial Development Authority ,
Excela Health Obligated Group , Revenue , 2020 A , Refunding , 5% , 7/01/29 ...... 725,000 736,348
Excela Health Obligated Group , Revenue , 2020 A , Refunding , 5% , 7/01/30 ...... 1,370,000 1,389,821
Excela Health Obligated Group , Revenue , 2020 A , Refunding , 4% , 7/01/37 ...... 1,400,000 1,249,413
Wilkes-Barre Finance Authority , Wilkes University , Revenue , 2021 , Refunding , 4% ,
3/01/42 ......................................................... 2,500,000 1,947,843
625,048,964
South Carolina 0.6%
South Carolina Jobs-Economic Development Authority ,
b
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 2,000,000 1,696,323
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 2,000,000 1,696,323
b
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 1,000,000 818,274
4,210,920
Texas 0.4%
b
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 3,300,000 2,570,042
Washington 0.2%
b
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 2,000,000 1,696,479
Wisconsin 0.2%
b
Public Finance Authority , Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 .............. 1,900,000 1,535,406
U.S. Territories 1.4%
Puerto Rico 1.4%
HTA TRRB Custodial Trust ,
Revenue , 2005 L , 5.25% , 7/01/41 ..................................... 1,059,735 1,036,981
Revenue , 2007 N , 5.25% , 7/01/36 ..................................... 780,425 783,631
Puerto Rico Electric Power Authority ,
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 1,100,000 1,084,740

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 198 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Electric Power Authority, (continued)
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/34 .................... $ 1,000,000 $ 987,649
d
Revenue , XX , 5.25% , 7/01/40 ........................................ 5,175,000 1,371,375
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
4,000,000 4,001,297
9,265,673
Total U.S. Territories .................................................................... 9,265,673
Total Municipal Bonds (Cost $ 714,917,730 ) .....................................
667,299,279
Shares
Escrows and Litigation Trusts 0.0%
†
a ,e
Puerto Rico Electric Power Authority, Escrow Account ........................ 262,891 210,312
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
210,312
Total Long Term Investments (Cost $ 716,917,730 ) ...............................
669,449,466
a
a a a a
Short Term Investments 0.0%
†
Principal
Amount
Municipal Bonds 0.0%
†
Pennsylvania 0.0%
†
f
General Authority of Southcentral Pennsylvania , WellSpan Health Obligated Group ,
Revenue , 2019 E , Refunding , SPA US Bank NA , Daily VRDN and Put , 4.1% , 6/01/35 300,000 300,000
Total Municipal Bonds (Cost $ 300,000 ) .........................................
300,000
Total Short Term Investments (Cost $ 300,000 ) ..................................
300,000
a
Total Investments (Cost $ 717,217,730 ) 98.7% ...................................
$669,749,466
Other Assets, less Liabilities 1.3% .............................................
8,412,422
Net Assets 100.0% ...........................................................
$678,161,888
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2024, the aggregate value of these securities was $28,601,174, representing 4.2% of net assets.
c
Security purchased on a when-issued basis.
d
Defaulted security or security for which income has been deemed uncollectible.
e
Non-income producing.
f
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Schedule of Investments (unaudited), May 31, 2024
Franklin Virginia Tax-Free Income Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 96.4%
California 0.2%
California Municipal Finance Authority , Integrity Housing Obligated Group , Revenue ,
2022 A-1 , 4.25% , 12/01/37 ........................................... $ 1,000,000 $ 897,899
Florida 1.7%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 3,456,000 2,991,085
a
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 1,100,000 756,690
a
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , Zero Cpn., 3/01/29 ........................................ 4,125,000 3,219,888
6,967,663
Illinois 0.6%
Metropolitan Pier & Exposition Authority , Revenue , 2020 A , Refunding , 5% , 6/15/50 ..
1,500,000 1,530,460
State of Illinois , GO , 2017 D , 5% , 11/01/26 ................................
1,000,000 1,027,481
2,557,941
New Jersey 1.1%
New Jersey Transportation Trust Fund Authority ,
Revenue , 2018 A , Refunding , 5% , 12/15/32 .............................. 3,460,000 3,640,880
Revenue , 2022 A , 4% , 6/15/41 ........................................ 1,000,000 971,227
4,612,107
New York 0.3%
Metropolitan Transportation Authority , Revenue , 2021 A-1 , 4% , 11/15/46 ..........
1,350,000 1,258,279
South Carolina 0.9%
South Carolina Jobs-Economic Development Authority ,
a
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 1,200,000 1,017,794
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 1,200,000 1,017,794
a
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 2,000,000 1,636,547
3,672,135
Texas 0.5%
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 5% , 9/01/28 225,000 228,269
City of Houston Reinvestment Zone No. 10 , Revenue , 2021 , Refunding , 5% , 9/01/29 250,000 254,889
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 2,100,000 1,635,481
2,118,639
Virginia 80.8%
Albemarle County Economic Development Authority ,
Westminster Canterbury of the Blue Ridge Obligated Group , Revenue , 2022 A ,
Refunding , 4% , 6/01/30 ............................................ 1,120,000 1,128,318
Westminster Canterbury of the Blue Ridge Obligated Group , Revenue , 2022 A ,
Refunding , 4% , 6/01/31 ............................................ 1,165,000 1,174,201
Westminster Canterbury of the Blue Ridge Obligated Group , Revenue , 2022 A ,
Refunding , 4% , 6/01/32 ............................................ 1,105,000 1,114,037
Westminster Canterbury of the Blue Ridge Obligated Group , Revenue , 2022 A ,
Refunding , 4% , 6/01/33 ............................................ 1,260,000 1,269,442
Westminster Canterbury of the Blue Ridge Obligated Group , Revenue , 2022 A ,
Refunding , 4% , 6/01/42 ............................................ 2,725,000 2,567,796
Westminster Canterbury of the Blue Ridge Obligated Group , Revenue , 2022 A ,
Refunding , 4% , 6/01/49 ............................................ 2,800,000 2,487,133

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Albemarle County Economic Development Authority, (continued)
Westminster Canterbury of the Blue Ridge Obligated Group , Revenue , 2022 B ,
Refunding , 4% , 6/01/54 ............................................ $ 5,215,000 $ 4,488,681
Alexandria Industrial Development Authority ,
Goodwin House, Inc. Obligated Group , Revenue , 2015 , Pre-Refunded , 5% , 10/01/45 975,000 991,442
Protestant Episcopal High School in Virginia , Revenue , 2021 C , Refunding , 4% ,
1/01/46 ........................................................ 2,450,000 2,292,451
Arlington County Industrial Development Authority , Virginia Hospital Center Arlington
Health System Obligated Group , Revenue , 2020 , Refunding , 4% , 7/01/45 ....... 2,000,000 1,879,778
Chesapeake Hospital Authority ,
Chesapeake Hospital Authority Obligated Group , Revenue , 2019 , Refunding , 4% ,
7/01/39 ........................................................ 1,000,000 962,621
Chesapeake Hospital Authority Obligated Group , Revenue , 2019 , Refunding , 4% ,
7/01/43 ........................................................ 4,000,000 3,729,707
City of Alexandria , GO , 2023 , 4% , 12/15/43 ................................
5,500,000 5,468,131
City of Hopewell , Sewer System , Revenue , 2011 A , Refunding , 5% , 7/15/42 .......
4,850,000 4,700,355
City of Norfolk ,
Water , Revenue , 2018 , 5% , 11/01/43 ................................... 6,920,000 7,187,086
Water , Revenue , 2018 , 5% , 11/01/47 ................................... 6,925,000 7,153,932
City of Richmond , Public Utility , Revenue , 2016 A , Pre-Refunded , 5% , 1/15/33 ......
10,000,000 10,253,238
Commonwealth of Virginia ,
GO , 2020 A , 4% , 6/01/31 ............................................ 2,710,000 2,822,569
GO , 2022 A , 5% , 6/01/52 ............................................ 2,445,000 2,628,916
GO , 2024 A , 4% , 6/01/42 ............................................ 3,180,000 3,241,487
County of Fairfax ,
Sewer , Revenue , 2024 A , 5% , 7/15/49 .................................. 3,070,000 3,343,071
Sewer , Revenue , 2024 A , 5% , 7/15/54 .................................. 4,500,000 4,870,947
Fairfax County Economic Development Authority ,
Revenue , 2017 , 5% , 4/01/42 ......................................... 5,085,000 5,219,658
Goodwin House, Inc. Obligated Group , Revenue , 2016 A , Pre-Refunded , 5% ,
10/01/36 ....................................................... 4,865,000 4,976,199
Fairfax County Water Authority ,
Revenue , 2017 , Refunding , 5% , 4/01/43 ................................. 3,510,000 3,614,912
Revenue , 2017 , Refunding , 5% , 4/01/47 ................................. 5,000,000 5,129,881
Farmville Industrial Development Authority ,
Elwood Place LLC , Revenue , 2021 , AGMC Insured , 5.375% , 7/01/53 ........... 5,000,000 5,270,513
Longwood Housing Foundation LLC , Revenue , 2018 A , Refunding , 5% , 1/01/48 ... 5,000,000 4,604,393
Hampton Roads Sanitation District ,
Revenue , 2016 A , Pre-Refunded , 5% , 8/01/33 ............................ 5,115,000 5,281,745
Revenue , 2016 A , Pre-Refunded , 5% , 8/01/43 ............................ 11,840,000 12,225,973
Hampton Roads Transportation Accountability Commission ,
Revenue, Senior Lien , 2018 A , Pre-Refunded , 5% , 7/01/48 ................... 5,505,000 5,831,400
Revenue, Senior Lien , 2020 A , 5% , 7/01/60 .............................. 4,885,000 5,084,420
Henrico County Economic Development Authority ,
Westminster-Canterbury Corp. Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/40 ....................................................... 500,000 475,453
Westminster-Canterbury Corp. Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/45 ....................................................... 725,000 659,737
Westminster-Canterbury Corp. Obligated Group , Revenue , 2020 , Refunding , 4% ,
10/01/50 ....................................................... 1,500,000 1,307,441
Westminster-Canterbury Corp. Obligated Group , Revenue , 2022 A , 5% , 10/01/42 .. 1,125,000 1,175,095
Westminster-Canterbury Corp. Obligated Group , Revenue , 2022 A , 5% , 10/01/52 .. 5,000,000 5,106,940

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Isle of Wight County Economic Development Authority , Riverside Healthcare
Association Obligated Group , Revenue , 2023 , AGMC Insured , 5.25% , 7/01/48 .... $ 2,260,000 $ 2,423,379
Lexington Industrial Development Authority ,
Lexington Retirement Community Obligated Group , Revenue , 2022 , Refunding , 4% ,
1/01/38 ........................................................ 675,000 643,611
Lexington Retirement Community Obligated Group , Revenue , 2022 , Refunding , 4% ,
1/01/42 ........................................................ 1,120,000 1,020,607
Lexington Retirement Community Obligated Group , Revenue , 2022 , Refunding , 4% ,
1/01/48 ........................................................ 2,315,000 2,002,205
Washington & Lee University (The) , Revenue , 2018 A , Refunding , 5% , 1/01/35 .... 1,105,000 1,168,247
Washington & Lee University (The) , Revenue , 2018 A , Refunding , 5% , 1/01/48 .... 1,500,000 1,545,428
Lynchburg Economic Development Authority ,
Centra Health Obligated Group , Revenue , 2017 A , Refunding , 5% , 1/01/47 ...... 4,500,000 4,517,592
Centra Health Obligated Group , Revenue , 2021 , Refunding , 4% , 1/01/47 ........ 2,350,000 2,163,979
Centra Health Obligated Group , Revenue , 2021 , Refunding , 3% , 1/01/51 ........ 2,000,000 1,465,492
Centra Health Obligated Group , Revenue , 2021 , Refunding , 4% , 1/01/55 ........ 6,305,000 5,696,085
Montgomery County Economic Development Authority , Virginia Tech Foundation, Inc. ,
Revenue , 2019 A , 4% , 6/01/39 ........................................ 1,750,000 1,753,591
Norfolk Airport Authority ,
Revenue , 2019 , 5% , 7/01/39 ......................................... 800,000 834,023
Revenue , 2019 , 5% , 7/01/43 ......................................... 5,600,000 5,787,013
Northern Virginia Transportation Commission ,
Commuter Rail Operating & Capital Fund , Revenue , 2022 , 5% , 6/01/47 ......... 1,750,000 1,874,266
Commuter Rail Operating & Capital Fund , Revenue , 2022 , 5% , 6/01/52 ......... 7,090,000 7,558,122
Prince Edward County Industrial Development Authority , President and Trustees of
Hampden-Sydney College , Revenue , 2018 , 5% , 9/01/48 .................... 2,050,000 2,080,130
Riverside Regional Jail Authority , Revenue , 2015 , Refunding , 5% , 7/01/31 .........
6,215,000 6,298,832
Roanoke Economic Development Authority , Carilion Clinic Obligated Group , Revenue ,
2020 A , Refunding , 4% , 7/01/51 ....................................... 4,000,000 3,767,207
Salem Economic Development Authority , Roanoke College , Revenue , 2020 , Refunding ,
5% , 4/01/49 ...................................................... 925,000 896,088
Stafford County & Staunton Industrial Development Authority , Revenue , 2007 E , AGMC
Insured , 5% , 8/01/37 ............................................... 960,000 960,005
Virginia Beach Development Authority ,
Westminster-Canterbury on Chesapeake Bay Obligated Group , Revenue , 2018 ,
Refunding , 5% , 9/01/40 ............................................ 1,750,000 1,759,830
Westminster-Canterbury on Chesapeake Bay Obligated Group , Revenue , 2018 ,
Refunding , 5% , 9/01/44 ............................................ 2,215,000 2,178,825
Virginia College Building Authority ,
Revenue , 2016 A , 5% , 9/01/27 ........................................ 3,925,000 4,041,553
Revenue , 2016 A , Pre-Refunded , 5% , 9/01/27 ............................ 75,000 77,465
Revenue , 2016 A , Refunding , 4% , 2/01/30 ............................... 7,000,000 7,002,882
Revenue , 2023 B , Refunding , 5% , 2/01/32 ............................... 6,000,000 6,692,218
Randolph-Macon College , Revenue , 2021 A , Refunding , 3% , 1/15/39 ........... 795,000 654,793
Randolph-Macon College , Revenue , 2021 A , Refunding , 2.25% , 1/15/40 ........ 450,000 308,071
Randolph-Macon College , Revenue , 2021 A , Refunding , 3% , 1/15/41 ........... 500,000 398,046
Randolph-Macon College , Revenue , 2021 A , Refunding , 3% , 1/15/46 ........... 1,100,000 831,951
Randolph-Macon College , Revenue , 2021 A , Refunding , 3% , 1/15/51 ........... 1,750,000 1,243,519
Regent University , Revenue , 2021 , Refunding , 4% , 6/01/36 .................. 2,750,000 2,606,850
Regent University , Revenue , 2021 , Refunding , 3% , 6/01/41 .................. 4,800,000 3,627,485
Regent University , Revenue , 2021 , Refunding , 4% , 6/01/46 .................. 3,725,000 3,141,086
Virginia Commonwealth Transportation Board ,
Revenue , 2016 , 5% , 9/15/30 ......................................... 2,260,000 2,330,626
Revenue , 2016 , 5% , 9/15/31 ......................................... 4,000,000 4,119,683
Revenue , 2022 , Refunding , 4% , 5/15/36 ................................. 5,000,000 5,142,288
Revenue , 2023 , 4% , 5/15/45 ......................................... 2,000,000 1,942,114

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Virginia Housing Development Authority , Revenue , 2024 A , 4.45% , 9/01/44 ........
$ 3,000,000 $ 2,944,188
Virginia Public Building Authority , Revenue , 2019 A , 4% , 8/01/35 ................
1,250,000 1,271,883
Virginia Public School Authority ,
Revenue , 2018 B , 5% , 8/01/30 ........................................ 5,280,000 5,637,437
County of Prince William , Revenue , 2018 , 4% , 3/01/33 ...................... 5,795,000 5,924,548
Virginia Resources Authority ,
Revenue , Pre-Refunded , 5% , 11/01/38 .................................. 3,195,000 3,259,134
Revenue , 2018 C , Refunding , 5% , 11/01/48 .............................. 7,655,000 7,944,014
Virginia Small Business Financing Authority ,
95 Express Lanes LLC , Revenue, Senior Lien , 2022 , Refunding , 4% , 1/01/48 ..... 7,000,000 6,215,566
Bon Secours Mercy Health, Inc. , Revenue , 2020 A , Refunding , 4% , 12/01/49 ..... 5,000,000 4,635,418
Capital Beltway Express LLC , Revenue, Senior Lien , 2022 , Refunding , 5% , 12/31/57 6,000,000 6,036,926
Elizabeth River Crossings OpCo LLC , Revenue, Senior Lien , 2022 , Refunding , 4% ,
1/01/40 ........................................................ 7,500,000 7,143,715
I-66 Express Mobility Partners LLC , Revenue, Senior Lien , 2017 , 5% , 12/31/47 ... 5,000,000 5,046,572
I-66 Express Mobility Partners LLC , Revenue, Senior Lien , 2017 , 5% , 12/31/52 ... 4,600,000 4,624,533
LifeSpire of Virginia Obligated Group , Revenue , 2021 , Refunding , 4% , 12/01/36 ... 1,000,000 969,349
LifeSpire of Virginia Obligated Group , Revenue , 2021 , Refunding , 4% , 12/01/41 ... 2,500,000 2,256,794
LifeSpire of Virginia Obligated Group , Revenue , 2021 , Refunding , 4% , 12/01/51 ... 7,500,000 6,219,813
National Senior Communities, Inc. Obligated Group , Revenue , 2020 A , Refunding ,
4% , 1/01/37 .................................................... 2,750,000 2,641,569
National Senior Communities, Inc. Obligated Group , Revenue , 2020 A , Refunding ,
4% , 1/01/51 .................................................... 2,250,000 1,945,445
Sentara Healthcare Obligated Group , Revenue , 2020 , Refunding , 4% , 11/01/37 ... 4,000,000 4,014,106
Sentara Healthcare Obligated Group , Revenue , 2020 , Refunding , 4% , 11/01/38 ... 2,000,000 1,999,109
Williamsburg Economic Development Authority , Provident Group - Williamsburg
Properties LLC , Revenue , 2023 A , AGMC Insured , 4.125% , 7/01/58 ............ 2,000,000 1,863,055
Winchester Economic Development Authority , Valley Health Obligated Group ,
Revenue , 2015 , Refunding , 5% , 1/01/44 ................................. 5,000,000 5,020,178
331,887,638
Washington 0.3%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,200,000 1,017,888
Wisconsin 0.5%
a
Public Finance Authority ,
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 1,200,000 969,730
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 1,000,000 1,015,622
1,985,352
U.S. Territories 9.5%
District of Columbia 6.7%
Metropolitan Washington Airports Authority ,
Aviation , Revenue , 2021 A , Refunding , 5% , 10/01/46 ....................... 5,000,000 5,162,110
Aviation , Revenue , 2023 A , Refunding , 5.25% , 10/01/48 ..................... 4,000,000 4,226,473
Washington Metropolitan Area Transit Authority ,
Dedicated , Revenue , 2020 A , 5% , 7/15/45 ............................... 3,145,000 3,314,658
Dedicated , Revenue , 2021 A , 5% , 7/15/41 ............................... 7,530,000 8,046,803
Dedicated , Revenue , 2021 A , 5% , 7/15/46 ............................... 2,000,000 2,118,892
Dedicated , Revenue , 2023 A , 5% , 7/15/43 ............................... 2,500,000 2,701,033
Dedicated , Revenue , 2023 A , 4.125% , 7/15/47 ............................ 1,975,000 1,913,521
27,483,490

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 198 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico 2.8%
HTA TRRB Custodial Trust , Revenue , 2005 L , 5.25% , 7/01/41 ..................
$ 1,314,400 $ 1,286,178
Puerto Rico Electric Power Authority ,
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 1,700,000 1,676,416
b
Revenue , WW , 5.5% , 7/01/38 ......................................... 1,040,000 275,600
b
Revenue , XX , 5.25% , 7/01/40 ........................................ 1,900,000 503,500
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 5% , 7/01/29 .. 425,000 438,436
Hospital Auxilio Mutuo Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/37 .. 200,000 183,137
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 6,400,000 6,359,812
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 500,000 500,162
11,223,241
Total U.S. Territories .................................................................... 38,706,731
Total Municipal Bonds (Cost $ 420,282,404 ) .....................................
395,682,272
Shares
Escrows and Litigation Trusts 0.0%
†
c ,d
Puerto Rico Electric Power Authority, Escrow Account ........................ 149,352 119,482
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
119,482
Total Long Term Investments (Cost $ 420,282,404 ) ...............................
395,801,754
a
a a a a
Short Term Investments 2.3%
Principal
Amount
Municipal Bonds 2.3%
Virginia 2.3%
e
Albemarle County Economic Development Authority , Sentara Healthcare Obligated
Group , Revenue , 2018 B , Refunding , SPA TD Bank NA , Daily VRDN and Put , 4% ,
10/01/48 ........................................................ 9,500,000 9,500,000
Total Municipal Bonds (Cost $ 9,500,000 ) .......................................
9,500,000
Total Short Term Investments (Cost $ 9,500,000 ) .................................
9,500,000
a
Total Investments (Cost $ 429,782,404 ) 98.7% ...................................
$405,301,754
Other Assets, less Liabilities 1.3% .............................................
5,384,133
Net Assets 100.0% ...........................................................
$410,685,887
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2024, the aggregate value of these securities was $11,269,640, representing 2.7% of net assets.
b
Defaulted security or security for which income has been deemed uncollectible.

Franklin Tax-Free Trust
Schedule of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

c
Non-income producing.
d
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
e
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust

Quarterly Schedules of Investments
Notes to Schedules of Investments (unaudited)
1. Organization
Franklin Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty separate funds (Funds). The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial
Services - Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Franklin Tax-Free Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
3. Restricted Securities
At May 31, 2024, investments in restricted securities, excluding securities exempt from registration under the Securities Act of
1933, were as follows:
4. Securities Purchased on a Forward Commitment Basis
Certain or all Funds may purchase securities on a forward commitment basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. These types of securities may be considered unfunded and the Fund may be obligated to perform on such agreements at a future date. At May 31, 2024, unfunded commitments were as follows:
Principal
Amount Issuer
Acquisition
Date Cost Value
Franklin High Yield Tax-Free Income Fund
1,920,000
a
CalPlant I LLC, 21 A, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 10/13/21 $ 1,920,000 $ 1,344,000
7,205,000
a
CalPlant I LLC, 21 B, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 11/01/21 7,205,000 5,043,500
3,975,000
a
CalPlant I LLC, 22 A, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 4/05/22 3,975,000 2,782,500
345,000
a
CalPlant I LLC, 22 B, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 9/28/22 345,000 241,500
2,610,000
a
CalPlant I LLC, 22 C, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 10/11/22 2,610,000 2,610,000
3,910,000
a
CalPlant I LLC, 22 X, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 11/09/22 3,910,000 3,910,000
1,380,000
a
CalPlant I LLC, 23 A, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 1/11/23 1,380,000 1,380,000
1,225,000
a
CalPlant I LLC, 23 B, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 2/09/23 1,225,000 1,225,000
1,955,000
a
CalPlant I LLC, 23 C, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 3/02/23 1,955,000 1,955,000
1,700,000
a
CalPlant I LLC, 23 D, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 5/04/23 1,700,000 1,700,000
1,915,000
a
CalPlant I LLC, 23 E, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 6/01/23 1,915,000 1,915,000
Total Restricted Securities (Value is 0.5% of Net Assets) .............. $28,140,000 $24,106,500
a
The Fund also invests in unrestricted securities of the issuer, valued at $5,795,000 as of May 31, 2024.
Borrower
Unfunded
Commitment
Franklin Georgia Tax-Free Income Fund
Puerto Rico Electric Power Authority, Restructured Power Revenue ,
B-1, 6%, 7/01/41 $ 255,064
B-2, 7.125%, 7/01/59 1,238,735
$1,493,799

Franklin Tax-Free Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
5. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended May
31, 2024, investments in affiliated management investment companies were as follows:
Borrower
Unfunded
Commitment
Franklin High Yield Tax-Free Income Fund
Puerto Rico Electric Power Authority, Restructured Power Revenue ,
B-1, 6%, 7/01/41 $ 13,844,543
B-2, 7.125%, 7/01/59 67,236,779
$81,081,322
Franklin Louisiana Tax-Free Income Fund
Puerto Rico Electric Power Authority, Restructured Power Revenue ,
B-1, 6%, 7/01/41 96,071
B-2, 7.125%, 7/01/59 466,572
$562,643
Franklin Maryland Tax-Free Income Fund
Puerto Rico Electric Power Authority, Restructured Power Revenue ,
B-1, 6%, 7/01/41 222,188
B-2, 7.125%, 7/01/59 1,079,067
$1,301,255
Franklin Missouri Tax-Free Income Fund
Puerto Rico Electric Power Authority, Restructured Power Revenue ,
B-1, 6%, 7/01/41 527,626
B-2, 7.125%, 7/01/59 2,562,442
$3,090,068
Franklin New Jersey Tax-Free Income Fund
Puerto Rico Electric Power Authority, Restructured Power Revenue ,
B-1, 6%, 7/01/41 444,374
B-2, 7.125%, 7/01/59 2,158,134
$2,602,508
Franklin North Carolina Tax-Free Income Fund
Puerto Rico Electric Power Authority, Restructured Power Revenue ,
B-1, 6%, 7/01/41 462,937
B-2, 7.125%, 7/01/59 2,248,276
$2,711,213
Franklin Oregon Tax-Free Income Fund
Puerto Rico Electric Power Authority, Restructured Power Revenue ,
B-1, 6%, 7/01/41 791,038
B-2, 7.125%, 7/01/59 3,841,715
$4,632,753
Franklin Pennsylvania Tax-Free Income Fund
Puerto Rico Electric Power Authority, Restructured Power Revenue ,
B-1, 6%, 7/01/41 581,479
B-2, 7.125%, 7/01/59 2,823,988
$3,405,467
Franklin Virginia Tax-Free Income Fund
Puerto Rico Electric Power Authority, Restructured Power Revenue ,
B-1, 6%, 7/01/41 330,490
B-2, 7.125%, 7/01/59 1,605,043
$1,935,533
4. Securities Purchased on a Forward Commitment Basis
(continued)

Franklin Tax-Free Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
6. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Federal Intermediate-Term Tax-Free Income Fund
Controlled Affiliates
Dividends
Franklin Municipal Green Bond
ETF ................... $50,865,750 $— $(2,355,934) $(386,816) $(609,300) $47,513,700 2,015,000 $466,298
Total Affiliated Securities ... $50,865,750 $— $(2,355,934) $(386,816) $(609,300) $47,513,700 $466,298
Franklin Federal Limited-Term Tax-Free Income Fund
Controlled Affiliates
Dividends
Franklin Municipal Green Bond
ETF ................... $37,277,500 $— $— $— $(728,500) $36,549,000 1,550,000 $341,732
Total Affiliated Securities ... $37,277,500 $— $— $— $(728,500) $36,549,000 $341,732
Franklin High Yield Tax-Free Income Fund
Non-Controlled Affiliates
Dividends
Franklin Dynamic Municipal Bond
ETF ................... $42,734,250 $— $(1,451,560) $(154,690) $(75,100) $41,052,900 1,695,000 $429,470
Total Affiliated Securities ... $42,734,250 $— $(1,451,560) $(154,690) $(75,100) $41,052,900 $429,470
5. Investments in Affiliated Management Investment Companies
(continued)

Franklin Tax-Free Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2024, in valuing the Funds' assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Alabama Tax-Free Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ $ — $ — $ 484,969 $ 484,969
Municipal Bonds ......................... — 185,332,991 — 185,332,991
Total Investments in Securities ........... $— $185,332,991 $484,969 $185,817,960
Franklin Arizona Tax-Free Income Fund
Assets:
Investments in Securities:
a
Municipal Bonds ......................... — 692,487,840 — 692,487,840
Short Term Investments ................... — 2,600,000 — 2,600,000
Total Investments in Securities ........... $— $695,087,840 $— $695,087,840
Franklin Colorado Tax-Free Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ — — 1,357,912 1,357,912
Municipal Bonds ......................... — 481,705,806 — 481,705,806
Short Term Investments ................... — 5,800,000 — 5,800,000
Total Investments in Securities ........... $— $487,505,806 $1,357,912 $488,863,718
Franklin Connecticut Tax-Free Income Fund
Assets:
Investments in Securities:
a
Municipal Bonds ......................... — 136,418,798 — 136,418,798
Short Term Investments ................... — 2,600,000 — 2,600,000
Total Investments in Securities ........... $— $139,018,798 $— $139,018,798
Franklin Federal Intermediate-Term Tax-Free Income Fund
Assets:
Investments in Securities:
a
Management Investment Companies ......... 47,513,700 — — 47,513,700
Municipal Bonds ......................... — 2,058,555,477 — 2,058,555,477
Short Term Investments ................... — 1,400,000 — 1,400,000
Total Investments in Securities ........... $47,513,700 $2,059,955,477 $— $2,107,469,177
Franklin Federal Limited-Term Tax-Free Income Fund
Assets:
Investments in Securities:
a
Management Investment Companies ......... 36,549,000 — — 36,549,000
Corporate Bonds ........................ — — 3,847,413 3,847,413
Senior Floating Rate Interests ............... — 25,535,148 15,999,697 41,534,845
Municipal Bonds ......................... — 777,181,532 — 777,181,532
Short Term Investments ................... — 40,370,000 — 40,370,000
Total Investments in Securities ........... $36,549,000 $843,086,680 $19,847,110 $899,482,790
Franklin Georgia Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ — — 872,944 872,944
Municipal Bonds ......................... — 300,923,256 — 300,923,256
Escrows and Litigation Trusts ............... — — 92,253 92,253
Total Investments in Securities ........... $— $300,923,256 $965,197 $301,888,453
6. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Georgia Tax-Free Income Fund (continued)
Assets: (continued)
Other Financial Instruments:
Unfunded Commitments .................. $— $— $60,898 $60,898
Total Other Financial Instruments ......... $— $— $60,898 $60,898
Franklin High Yield Tax-Free Income Fund
Assets:
Investments in Securities:
Common Stocks ......................... $ — $ — $ —
b
$ —
Management Investment Companies ......... 98,230,900 — — 98,230,900
Corporate Bonds :
Commercial Services & Supplies ........... — — 29,901,500 29,901,500
Diversified Consumer Services ............ — 84,421,465 — 84,421,465
Electric Utilities ........................ — 14,602,470 — 14,602,470
Oil, Gas & Consumable Fuels ............. — — 1,870,000 1,870,000
Senior Floating Rate Interests ............... — — 1,882,219 1,882,219
Municipal Bonds ......................... — 4,318,980,454 — 4,318,980,454
Escrows and Litigation Trusts ............... — — 4,927,366 4,927,366
Short Term Investments ................... — 199,470,000 — 199,470,000
Total Investments in Securities ........... $98,230,900 $4,617,474,389 $38,581,085 $4,754,286,374
Other Financial Instruments:
Unfunded Commitments .................. $— $— $3,305,474 $3,305,474
Total Other Financial Instruments ......... $— $— $3,305,474 $3,305,474
Franklin Louisiana Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 252,102,209 — 252,102,209
Escrows and Litigation Trusts ............... — — 34,747 34,747
Short Term Investments ................... — 1,900,000 — 1,900,000
Total Investments in Securities ........... $— $254,002,209 $34,747 $254,036,956
Other Financial Instruments:
Unfunded Commitments .................. $— $— $22,938 $22,938
Total Other Financial Instruments ......... $— $— $22,938 $22,938
Franklin Maryland Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 294,091,355 — 294,091,355
Escrows and Litigation Trusts ............... — — 80,264 80,264
Short Term Investments ................... — 1,800,000 — 1,800,000
Total Investments in Securities ........... $— $295,891,355 $80,264 $295,971,619
Other Financial Instruments:
Unfunded Commitments .................. $— $— $53,049 $53,049
Total Other Financial Instruments ......... $— $— $53,049 $53,049
Franklin Massachusetts Tax-Free Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ — — 872,944 872,944
Senior Floating Rate Interests ............... — — 1,002,865 1,002,865
Municipal Bonds ......................... — 278,008,736 — 278,008,736
Short Term Investments ................... — 1,100,000 — 1,100,000
Total Investments in Securities ........... $— $279,108,736 $1,875,809 $280,984,545
6. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Michigan Tax-Free Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ $ — $ — $ 1,745,887 $ 1,745,887
Municipal Bonds ......................... — 644,151,324 — 644,151,324
Short Term Investments ................... — 8,400,000 — 8,400,000
Total Investments in Securities ........... $— $652,551,324 $1,745,887 $654,297,211
Franklin Minnesota Tax-Free Income Fund
Assets:
Investments in Securities:
a
Municipal Bonds ......................... — 665,750,048 — 665,750,048
Short Term Investments ................... — 2,810,000 — 2,810,000
Total Investments in Securities ........... $— $668,560,048 $— $668,560,048
Franklin Missouri Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 661,543,120 — 661,543,120
Escrows and Litigation Trusts ............... — — 190,602 190,602
Short Term Investments ................... — 3,470,000 — 3,470,000
Total Investments in Securities ........... $— $665,013,120 $190,602 $665,203,722
Other Financial Instruments:
Unfunded Commitments .................. $— $— $125,974 $125,974
Total Other Financial Instruments ......... $— $— $125,974 $125,974
Franklin New Jersey Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ — — 1,551,900 1,551,900
Municipal Bonds ......................... — 709,291,509 — 709,291,509
Escrows and Litigation Trusts ............... — — 160,528 160,528
Short Term Investments ................... — 9,600,000 — 9,600,000
Total Investments in Securities ........... $— $718,891,509 $1,712,428 $720,603,937
Other Financial Instruments:
Unfunded Commitments .................. $— $— $106,096 $106,096
Total Other Financial Instruments ......... $— $— $106,096 $106,096
Franklin North Carolina Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ — — 1,551,900 1,551,900
Municipal Bonds ......................... — 565,526,259 — 565,526,259
Escrows and Litigation Trusts ............... — — 167,437 167,437
Short Term Investments ................... — 12,400,000 — 12,400,000
Total Investments in Securities ........... $— $577,926,259 $1,719,337 $579,645,596
Other Financial Instruments:
Unfunded Commitments .................. $— $— $110,529 $110,529
Total Other Financial Instruments ......... $— $— $110,529 $110,529
Franklin Ohio Tax-Free Income Fund
Assets:
Investments in Securities:
a
Corporate Bonds ........................ — — 3,103,799 3,103,799
Municipal Bonds ......................... — 997,546,156 — 997,546,156
Short Term Investments ................... — 24,550,000 — 24,550,000
Total Investments in Securities ........... $— $1,022,096,156 $3,103,799 $1,025,199,955
6. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Oregon Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ $ — $ — $ 2,424,843 $ 2,424,843
Municipal Bonds ......................... — 869,029,913 — 869,029,913
Escrows and Litigation Trusts ............... — — 286,106 286,106
Short Term Investments ................... — 5,125,000 — 5,125,000
Total Investments in Securities ........... $— $874,154,913 $2,710,949 $876,865,862
Other Financial Instruments:
Unfunded Commitments .................. $— $— $188,866 $188,866
Total Other Financial Instruments ......... $— $— $188,866 $188,866
Franklin Pennsylvania Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ — — 1,939,875 1,939,875
Municipal Bonds ......................... — 667,299,279 — 667,299,279
Escrows and Litigation Trusts ............... — — 210,312 210,312
Short Term Investments ................... — 300,000 — 300,000
Total Investments in Securities ........... $— $667,599,279 $2,150,187 $669,749,466
Other Financial Instruments:
Unfunded Commitments .................. $— $— $138,832 $138,832
Total Other Financial Instruments ......... $— $— $138,832 $138,832
Franklin Virginia Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 395,682,272 — 395,682,272
Escrows and Litigation Trusts ............... — — 119,482 119,482
Short Term Investments ................... — 9,500,000 — 9,500,000
Total Investments in Securities ........... $— $405,182,272 $119,482 $405,301,754
Other Financial Instruments:
Unfunded Commitments .................. $— $— $78,906 $78,906
Total Other Financial Instruments ......... $— $— $78,906 $78,906
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
6. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At May 31, 2024, the reconciliation is as follows:
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of May 31, 2024, are as follows:
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
b
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using recent transactions, private transaction prices or non-public third-party pricing information which is unobservable.
Balance at
Beginning of
Period Purchases
a
Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Federal Limited-Term Tax-Free Income Fund
Assets:
Investments in Securities:
Corporate Bonds :
United States . $ — $ 3,731,991 $ — $ — $ — $ 12,289 $ — $ 103,133 $ 3,847,413 $ 103,133
Senior Floating
Rate Interests :
United States . 16,059,282 — — — — — — (59,585) 15,999,697 35,837
Total Investments in
Securities ......... $16,059,282 $3,731,991 $— $— $— $12,289 $— $43,548 $19,847,110 $138,970
a
Purchases include all purchases of securities and securities received in corporate actions.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Franklin Federal Limited-Term Tax-Free
Income Fund
Assets:
Investments in Securities:
Senior Floating Rate Interests:
Residential REITs
...............
$12,201,708 Discounted cash flow Yield 6.1% Decrease
All Other Investments
.............
 7,645,402
b
Total
..........................
$19,847,110
6. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
Selected Portfolio
AGMC
Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
BHAC
Berkshire Hathaway Assurance Corp.
CME
Chicago Mercantile Exchange
COP
Certificate of Participation
ETF
Exchange-Traded Fund
ETM
Escrowed to Maturity
FHA
Federal Housing Administration
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
REIT
Real Estate Investment Trust
SIFMA
Securities Industry and Financial Markets
Association
SOFR
Secured Overnight Financing Rate
SPA
Standby Purchase Agreement
TSOF
Term SOFR
XLCA
XL Capital Assurance, Inc.
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.